UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                 QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

                             8515 East Orchard Road
                        Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 8011
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 737-3000


Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2004

Item 1.  Schedule of Investments

Maxim Series Fund, Inc.

Maxim Ariel MidCap Value Portfolio
Schedule of Investments
September 30, 2004
UNAUDITED

COMMON STOCK

BANKS --- 3.14%
    372,725 Banknorth Group Inc                                       13,045,375
                                                                     $13,045,375

COMPUTER SOFTWARE & SERVICES --- 3.49%
    609,400 SunGard Data Systems Inc*                                 14,485,438
                                                                     $14,485,438

FINANCIAL SERVICES --- 11.39%
    202,000 Franklin Resources Inc                                    11,263,520
    672,200 Janus Capital Group Inc                                    9,148,642
    451,600 Northern Trust Corp                                       18,425,280
    167,700 T Rowe Price Group Inc                                     8,542,638
                                                                     $47,380,080

HEALTH CARE RELATED --- 6.30%
    763,080 IMS Health Inc                                            18,252,874
    280,680 Omnicare Inc                                               7,960,085
                                                                     $26,212,959

HOTELS/MOTELS --- 2.65%
    233,000 Carnival Corp                                             11,018,570
                                                                     $11,018,570

HOUSEHOLD GOODS --- 6.87%
    140,000 Black & Decker Corp                                       10,841,600
    181,500 Clorox Co                                                  9,673,950
    101,545 Mohawk Industries Inc*                                     8,061,658
                                                                     $28,577,208

INSURANCE RELATED --- 9.11%
    322,300 MBIA Inc                                                  18,761,082
    296,200 St Paul Cos Inc                                            9,792,372
    126,200 XL Capital Ltd Class A                                     9,337,538
                                                                     $37,890,992

LEISURE & ENTERTAINMENT --- 1.39%
    318,500 Mattel Inc                                                 5,774,405
                                                                      $5,774,405

MEDICAL PRODUCTS --- 8.08%
    619,525 Baxter International Inc                                  19,923,924
    234,248 Fisher Scientific International Inc*                      13,663,686
                                                                     $33,587,610

OFFICE EQUIPMENT & SUPPLIES --- 3.85%
    363,400 Pitney Bowes Inc                                          16,025,940
                                                                     $16,025,940

PERSONAL LOANS --- 3.27%
    539,950 MBNA Corp                                                 13,606,740
                                                                     $13,606,740

POLLUTION CONTROL --- 2.41%
    366,600 Waste Management Inc                                      10,022,844
                                                                     $10,022,844

PRINTING & PUBLISHING --- 5.89%
    132,700 McClatchy Co Class A                                       9,399,141
    366,500 Tribune Co                                                15,081,475
                                                                     $24,480,616

RESTAURANTS --- 3.15%
    322,300 Yum! Brands Inc                                           13,104,718
                                                                     $13,104,718

SPECIALIZED SERVICES --- 23.14%
    260,300 ARAMARK Corp                                               6,283,642
    623,400 Accenture Ltd*                                            16,864,586
    616,900 Cendant Corp                                              13,325,040
    137,300 Certegy Inc                                                5,108,933
    208,700 Dun & Bradstreet Corp*                                    12,250,690
    365,100 Equifax Inc                                                9,624,036
    321,500 Harte-Hanks Inc                                            8,040,715
    833,900 Interpublic Group of Cos Inc*                              8,831,001
    135,500 Omnicom Group Inc                                          9,899,630
    466,000 ServiceMaster Co                                           5,992,760
                                                                     $96,221,033

TELEPHONE & TELECOMMUNICATIONS --- 2.22%
    270,050 CenturyTel Inc                                             9,246,512
                                                                      $9,246,512

TOTAL COMMON STOCK --- 96.35%                                       $400,681,040
(Cost $351,284,409)

SHORT-TERM INVESTMENTS

 15,190,000 Federal Home Loan Bank                                    15,190,000
               1.521%, October 1, 2004

TOTAL SHORT-TERM INVESTMENTS --- 3.65%                               $15,190,000
(Cost $15,190,000)

TOTAL MAXIM ARIEL MIDCAP VALUE PORTFOLIO --- 100%                  $415,871,040
(Cost $366,474,409)

Legend
* Non-income Producing Security

Short-term and money market securities are valued at amortized cost which approximates market value. Equity securities listed on an established exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business. The Maxim Ariel MidCap Value Portfolio utilizes the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

At September 30, 2004, the U.S. Federal income tax cost basis was $366,603,710. The Maxim Ariel MidCap Value Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $58,848,035 and gross depreciation of securities in which there was an excess of tax cost over value of $9,580,705, resulting in net appreciation of $49,267,330.


Maxim Series Fund, Inc.

Maxim Ariel Small-Cap Value Portfolio
Schedule of Investments
September 30, 2004
UNAUDITED

COMMON STOCK

BANKS --- 2.63%
    320,780 Chittenden Corp                                            8,740,296
    217,000 Greater Bay Bancorp                                        6,238,750
                                                                     $14,979,046

BROADCAST/MEDIA --- 1.05%
    421,100 Radio One Inc*                                             5,992,253
                                                                      $5,992,253

COMMUNICATIONS - EQUIPMENT --- 2.39%
  1,114,100 Andrew Corp*                                              13,636,584
                                                                     $13,636,584

ELECTRONIC INSTRUMENT & EQUIP --- 3.96%
    497,350 Anixter International Inc                                 17,452,012
    150,100 Littelfuse Inc*                                            5,182,953
                                                                     $22,634,965

FINANCIAL SERVICES --- 5.55%
  1,277,400 Janus Capital Group Inc                                   17,385,414
    650,025 Waddell & Reed Financial Class A                          14,300,550
                                                                     $31,685,964

FOOD & BEVERAGES --- 4.16%
    321,146 JM Smucker Co                                             14,262,094
    276,600 McCormick & Co Inc (nonvtg)                                9,498,444
                                                                     $23,760,538

HOUSEHOLD GOODS --- 9.30%
    580,225 American Greetings Corp Class A*                          14,575,252
    344,900 Energizer Holdings Inc*                                   15,899,890
    780,450 Interface Inc*                                             6,259,209
    279,950 Libbey Inc                                                 5,235,065
    794,725 Steelcase Inc                                             11,126,150
                                                                     $53,095,566

INSURANCE RELATED --- 8.79%
    484,200 HCC Insurance Holdings Inc                                14,598,630
    597,800 Horace Mann Educators Corp                                10,509,324
     81,325 Markel Corp*                                              25,080,630
                                                                     $50,188,584

INVESTMENT BANK/BROKERAGE FIRM --- 0.51%
     82,300 S&T Bancorp Inc                                            2,938,933
                                                                      $2,938,933

LEISURE & ENTERTAINMENT --- 8.93%
    243,175 Argosy Gaming Co*                                          9,532,460
  1,524,100 Caesars Entertainment Inc*                                25,452,470
    852,675 Hasbro Inc                                                16,030,290
                                                                     $51,015,220

MACHINERY --- 6.23%
    413,814 Graco Inc                                                 13,862,769
    640,200 IDEX Corp                                                 21,741,192
                                                                     $35,603,961

MANUFACTURING --- 1.53%
    258,631 Matthews International Corp Class A                        8,762,418
                                                                      $8,762,418

MEDICAL PRODUCTS --- 4.88%
    446,200 Invacare Corp                                             20,525,200
    246,400 Sybron Dental Specialties Inc*                             7,315,616
                                                                     $27,840,816

OFFICE EQUIPMENT & SUPPLIES --- 6.80%
    385,575 Brady Corp Class A                                        18,804,493
    431,686 General Binding Corp*                                      6,060,871
    566,100 Herman Miller Inc                                         13,954,365
                                                                     $38,819,729

PRINTING & PUBLISHING --- 7.72%
    344,000 Journal Register Co*                                       6,501,600
    450,000 Lee Enterprises Inc                                       20,853,000
    565,500 Valassis Communications Inc*                              16,727,490
                                                                     $44,082,090

REAL ESTATE --- 2.63%
    454,738 Jones Lang LaSalle Inc*                                   15,010,901
                                                                     $15,010,901

RESTAURANTS --- 2.16%
    454,450 Bob Evans Farms Inc                                       12,342,862
                                                                     $12,342,862

RETAIL --- 4.76%
    315,400 Longs Drug Stores Corp                                     7,632,680
    339,750 Neiman Marcus Group Inc                                   19,535,625
                                                                     $27,168,305

SPECIALIZED SERVICES --- 4.94%
    247,900 DeVry Inc*                                                 5,134,009
  1,153,600 ServiceMaster Co                                          14,835,296
    526,000 Sotheby's Holdings Inc Class A*                            8,268,720
                                                                     $28,238,025

TOTAL COMMON STOCK --- 88.92%                                       $507,796,760
(Cost $412,965,213)

SHORT-TERM INVESTMENTS

    500,000 Fannie Mae                                                   500,000
               1.724%, October 1, 2004
    500,000 Fannie Mae                                                   499,591
               1.756%, October 18, 2004
  9,500,000 Fannie Mae                                                 9,494,505
               1.756%, October 13, 2004
  7,500,000 Fannie Mae                                                 7,498,204
               1.725%, October 6, 2004
 10,000,000 Fannie Mae                                                 9,998,143
               1.695%, October 5, 2004
  4,500,000 Fannie Mae                                                 4,498,486
               1.755%, October 8, 2004
  5,000,000 Federal Home Loan Bank                                     4,995,433
               1.756%, October 20, 2004
 25,783,000 Federal Home Loan Bank                                    25,783,000
               1.521%, October 1, 2004

TOTAL SHORT-TERM INVESTMENTS --- 11.08%                              $63,267,362
(Cost $63,267,362)

TOTAL MAXIM ARIEL SMALL-CAP VALUE PORTFOLIO --- 100%                $571,064,122
(Cost $476,232,575)

Legend
* Non-income Producing Security

Short-term and money market securities are valued at amortized cost which approximates market value. Equity securities listed on an established exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business. The Maxim Ariel Small-Cap Value Portfolio utilizes the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

At September 30, 2004, the U.S. Federal income tax cost basis was $476,487,715. The Maxim Ariel Small-Cap Value Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $101,835,034 and gross depreciation of securities in which there was an excess of tax cost over value of $7,258,627, resulting in net appreciation of $94,576,407.


Maxim Series Fund, Inc.

Maxim Bond Index Portfolio
Schedule of Investments
September 30, 2004
UNAUDITED

BONDS

AGENCY --- 46.53%
  5,865,576 Fannie Mae                                                 5,810,570
            5.000% May 1, 2034
  1,037,904 Fannie Mae                                                 1,077,192
            6.000% January 1, 2029
    600,000 Fannie Mae                                                   594,977
            3.250% August 15, 2008
    883,748 Fannie Mae                                                   897,387
            5.500% January 1, 2034
    500,000 Fannie Mae                                                   497,206
            2.250% May 15, 2006
    252,911 Fannie Mae                                                   277,099
            8.000% November 1, 2022
    391,253 Fannie Mae                                                   415,312
            7.000% May 1, 2011
    500,000 Fannie Mae                                                   498,247
            2.500% June 15, 2006
  1,026,916 Fannie Mae                                                 1,095,270
            7.000% July 1, 2032
     67,402 Fannie Mae                                                    70,254
            7.000% December 1, 2007
    600,000 Fannie Mae                                                   632,518
            5.250% April 15, 2007
    956,550 Fannie Mae                                                   971,646
            5.500% May 1, 2033
    397,466 Fannie Mae                                                   421,478
            6.500% December 1, 2013
     61,877 Fannie Mae                                                    66,094
            8.000% December 1, 2012
  4,263,150 Fannie Mae                                                 4,417,650
            6.000% January 1, 2033
  1,136,316 Fannie Mae                                                 1,127,265
            5.000% December 1, 2033
    600,000 Fannie Mae                                                   617,618
            4.250% July 15, 2007
  2,331,915 Fannie Mae                                                 2,372,724
            5.000% June 1, 2018
  1,087,915 Fannie Mae                                                 1,146,390
            6.500% June 1, 2032
    992,644 Fannie Mae                                                 1,007,224
            5.500% June 1, 2034
    828,377 Fannie Mae                                                   871,090
            6.000% July 1, 2017
     28,488 Fannie Mae                                                    30,430
            8.000% June 1, 2012
    975,026 Fannie Mae                                                   951,439
            4.000% April 1, 2019
    281,543 Fannie Mae                                                   297,075
            6.500% November 1, 2009
    500,000 Fannie Mae                                                   502,935
            4.625% October 15, 2013
    600,000 Fannie Mae                                                   652,576
            6.000% May 15, 2008
  5,699,551 Fannie Mae                                                 5,789,497
            5.500% March 1, 2034
    600,000 Fannie Mae **                                                627,458
            5.000% January 15, 2007
    500,000 Fannie Mae **                                                582,848
            6.625% November 15, 2030
    600,000 Fannie Mae **                                                695,792
            7.250% January 15, 2010
    600,000 Fannie Mae **                                                639,038
            5.250% January 15, 2009
    500,000 Fannie Mae **                                                519,916
            5.500% February 15, 2006
    700,000 Fannie Mae **                                                788,627
            6.625% September 15, 2009
    500,000 Fannie Mae **                                                580,088
            7.125% June 15, 2010
    600,000 Fannie Mae **                                                662,560
            6.000% May 15, 2011
    500,000 Federal Home Loan Bank **                                    499,316
            2.500% March 15, 2006
    500,000 Federal Home Loan Bank **                                    504,051
            3.250% August 15, 2005
    387,367 Freddie Mac                                                  407,146
            6.500% April 1, 2029
  1,133,630 Freddie Mac                                                1,153,114
            5.000% August 1, 2018
    367,168 Freddie Mac                                                  391,837
            7.000% May 1, 2032
    570,171 Freddie Mac                                                  590,305
            6.000% December 1, 2033
    498,098 Freddie Mac                                                  496,789
            4.500% August 1, 2019
    233,969 Freddie Mac                                                  251,501
            7.500% May 1, 2027
  1,224,645 Freddie Mac                                                1,267,767
            5.500% February 1, 2018
  1,418,712 Freddie Mac                                                1,496,741
            6.500% November 1, 2032
    216,630 Freddie Mac                                                  228,545
            6.500% November 1, 2032
  1,517,018 Freddie Mac                                                1,513,029
            4.500% March 1, 2019
  1,996,200 Freddie Mac                                                2,027,904
            5.500% June 1, 2033
    808,806 Freddie Mac                                                  853,290
            6.500% November 1, 2032
     31,386 Freddie Mac                                                   33,687
            7.500% August 1, 2030
    994,943 Freddie Mac                                                  985,926
            5.000% July 1, 2034
  1,559,401 Freddie Mac                                                1,557,949
            4.500% March 1, 2018
    500,000 Freddie Mac **                                               498,370
            2.125% November 15, 2005
    500,000 Freddie Mac **                                               502,341
            4.500% January 15, 2013
    500,000 Freddie Mac **                                               507,002
            4.250% June 15, 2005
    500,000 Freddie Mac **                                               495,531
            1.875% February 15, 2006
    500,000 Freddie Mac **                                               545,589
            5.750% January 15, 2012
    600,000 Freddie Mac **                                               603,067
            3.625% September 15, 2008
    600,000 Freddie Mac **                                               690,260
            6.875% September 15, 2010
    500,000 Freddie Mac **                                               563,881
            6.250% July 15, 2032
    600,000 Freddie Mac **                                               626,782
            4.875% March 15, 2007
    500,000 Freddie Mac **                                               525,196
            5.125% July 15, 2012
    500,000 Freddie Mac **                                               497,528
            4.500% January 15, 2014
    120,247 Ginnie Mae                                                   135,388
            9.000% January 15, 2017
     14,588 Ginnie Mae                                                    15,398
            8.000% June 15, 2007
    142,051 Ginnie Mae                                                   159,572
            9.000% April 15, 2021
     93,011 Ginnie Mae                                                   100,530
            7.500% December 15, 2025
      5,336 Ginnie Mae                                                     5,632
            8.000% March 15, 2007
     10,473 Ginnie Mae                                                    11,054
            8.000% April 15, 2007
      2,575 Ginnie Mae                                                     2,682
            8.000% August 15, 2006
     10,580 Ginnie Mae                                                    11,167
            8.000% January 15, 2007
    225,789 Ginnie Mae                                                   241,896
            7.000% July 15, 2025
     13,687 Ginnie Mae                                                    14,257
            8.000% December 15, 2006
     85,151 Ginnie Mae II                                                 91,372
            7.500% December 20, 2029
                                                                     $59,308,882

BANKS --- 0.82%
  1,000,000 Bank of America Corp                                       1,034,237
            Notes
            4.750% October 15, 2006
                                                                      $1,034,237

BROADCAST/MEDIA --- 1.12%
  1,300,000 News America Inc                                           1,417,488
            Senior Notes
            6.625% January 9, 2008
                                                                      $1,417,488

CANADIAN - PROVINCIAL --- 0.85%
  1,000,000 Province of Quebec                                         1,080,977
            Bonds
            5.750% February 15, 2009
                                                                      $1,080,977

CHEMICALS --- 0.89%
  1,000,000 EI du Pont de Nemours & Co                                 1,134,697
            Notes
            6.875% October 15, 2009
                                                                      $1,134,697

COMMERICIAL MORTGAGE BACKED --- 2.24%
    437,312 Commercial Mortgage Acceptance Corp                          466,137
            Series 1999-C1 Class A1
            6.790% June 15, 2031
    900,426 Merrill Lynch Mortgage Investors Inc                         959,516
            Series 1998-C2 Class A2
            6.390% February 15, 2030
  1,331,113 Morgan Stanley Capital I                                   1,425,050
            Series 1999-CAM1 Class A3
            6.920% March 15, 2032
                                                                      $2,850,703

CONGLOMERATES --- 0.40%
    500,000 General Electric Co                                          514,221
            Notes
            5.000% February 1, 2013
                                                                        $514,221

ELECTRIC COMPANIES --- 0.82%
  1,000,000 Baltimore Gas & Electric Co                                1,040,020
            Notes
            5.250% December 15, 2006
                                                                      $1,040,020

FINANCIAL SERVICES --- 3.56%
  1,000,000 American Express Credit Corp                                 982,892
            Notes
            3.000% May 16, 2008
  1,000,000 Citigroup Inc                                              1,121,910
            Notes
            6.500% January 18, 2011
    500,000 Ford Motor Credit Co                                         523,211
            Notes
            6.875% February 1, 2006
    250,000 General Electric Capital Corp                                287,727
            Notes
            6.750% March 15, 2032
    500,000 General Motors Acceptance Corp                               524,512
            Notes
            6.875% September 15, 2011
  1,000,000 Household Finance Corp                                     1,102,204
            Notes
            6.375% October 15, 2011
                                                                      $4,542,456

FOOD & BEVERAGES --- 3.94%
  1,000,000 Anheuser-Busch Co Inc                                      1,055,167
            Debentures
            5.950% January 15, 2033
  1,500,000 ConAgra Foods Inc                                          1,768,182
            Notes
            7.875% September 15, 2010
  1,000,000 General Mills Inc                                          1,077,123
            Notes
            6.000% February 15, 2012
  1,000,000 Kellogg Co                                                 1,126,017
            Notes
            6.600% April 1, 2011
                                                                      $5,026,489

FOREIGN GOVERNMENTS --- 2.12%
    300,000 Government of Italy                                          299,733
            Notes
            2.750% December 15, 2006
    300,000 Government of Italy                                          355,268
            Notes
            6.875% September 27, 2023
  1,000,000 Government of Italy                                          998,665
            Bonds
            2.500% March 31, 2006
  1,000,000 Government of Mexico                                       1,053,000
            Notes
            6.375% January 16, 2013
                                                                      $2,706,666

GOLD, METALS & MINING --- 0.91%
  1,000,000 Alcoa Inc                                                  1,166,038
            Notes
            7.375% August 1, 2010
                                                                      $1,166,038

INSURANCE RELATED --- 0.86%
  1,000,000 MetLife Inc                                                1,092,847
            Senior Notes
            6.125% December 1, 2011
                                                                      $1,092,847

INVESTMENT BANK/BROKERAGE FIRM --- 1.73%
  1,000,000 Merrill Lynch & Co Inc                                     1,082,688
            Notes
            6.000% February 17, 2009
  1,000,000 Morgan Stanley                                             1,120,554
            Unsubordinated Notes
            6.750% April 15, 2011
                                                                      $2,203,242

LEISURE & ENTERTAINMENT --- 1.29%
  1,000,000 AOL Time Warner Inc                                        1,062,865
            Notes
            6.150% May 1, 2007
    500,000 Viacom Inc Class B                                           581,713
            Notes
            7.700% July 30, 2010
                                                                      $1,644,578

OIL & GAS --- 1.11%
  1,300,000 Kinder Morgan Inc                                          1,417,738
            Senior Notes
            6.800% March 1, 2008
                                                                      $1,417,738

OTHER ASSET-BACKED --- 0.85%
  1,035,000 Comed Transitional Funding Trust                           1,083,170
            Series 1998-1 Class A-6
            5.630% June 25, 2009
                                                                      $1,083,170

PAPER & FOREST PRODUCTS --- 1.11%
  1,300,000 Union Camp Corp                                            1,412,377
            Notes
            6.500% November 15, 2007
                                                                      $1,412,377

RAILROADS --- 0.85%
  1,000,000 Union Pacific Corp                                         1,089,238
            Notes
            6.790% November 9, 2007
                                                                      $1,089,238

TELEPHONE & TELECOMMUNICATIONS --- 0.83%
  1,000,000 Verizon New Jersey Inc                                     1,064,135
            Debentures
            5.875% January 17, 2012
                                                                      $1,064,135

U.S. GOVERNMENTS --- 23.75%
    500,000 Resolution Funding                                           753,550
            9.375% October 15, 2020
    900,000 United States of America                                   1,044,844
            6.125% November 15, 2027
    500,000 United States of America                                     543,731
            5.625% May 15, 2008
    500,000 United States of America                                     530,000
            4.750% November 15, 2008
    500,000 United States of America                                     642,559
            7.500% November 15, 2016
    500,000 United States of America                                     519,297
            5.750% November 15, 2005
    600,000 United States of America                                     869,742
            8.750% August 15, 2020
    600,000 United States of America                                     755,297
            7.250% May 15, 2016
    700,000 United States of America                                     962,199
            8.000% November 15, 2021
    500,000 United States of America                                     498,555
            2.250% April 30, 2006
    500,000 United States of America                                     497,246
            1.625% September 30, 2005
    500,000 United States of America                                     497,461
            1.500% July 31, 2005
    400,000 United States of America                                     458,969
            6.500% February 15, 2010
    500,000 United States of America                                     558,946
            6.000% August 15, 2009
    500,000 United States of America                                     492,676
            2.625% May 15, 2008
    800,000 United States of America                                     793,813
            4.000% February 15, 2014
    500,000 United States of America                                     494,668
            2.250% February 15, 2007
    500,000 United States of America                                     557,403
            5.750% August 15, 2010
    500,000 United States of America                                     499,824
            2.625% November 15, 2006
    500,000 United States of America                                     496,875
            1.625% October 31, 2005
    500,000 United States of America                                     502,364
            3.250% August 15, 2008
    500,000 United States of America                                     500,293
            3.000% February 15, 2008
    500,000 United States of America                                     496,582
            2.000% May 15, 2006
    800,000 United States of America                                     811,969
            4.250% August 15, 2013
    800,000 United States of America                                     859,782
            5.000% August 15, 2011
    500,000 United States of America                                     497,422
            1.250% May 31, 2005
    500,000 United States of America                                     684,512
            8.125% August 15, 2019
    800,000 United States of America                                     934,187
            6.250% August 15, 2023
    800,000 United States of America                                     814,031
            3.500% November 15, 2006
    500,000 United States of America                                     497,813
            1.875% November 30, 2005
    500,000 United States of America                                     497,442
            1.875% December 31, 2005
    500,000 United States of America                                     505,528
            3.250% August 15, 2007
    500,000 United States of America                                     493,477
            1.500% March 31, 2006
    500,000 United States of America                                     496,485
            1.125% June 30, 2005
    800,000 United States of America                                     810,313
            4.250% November 15, 2013
    500,000 United States of America                                     517,285
            4.625% May 15, 2006
    500,000 United States of America                                     496,621
            3.125% April 15, 2009
    500,000 United States of America                                     494,903
            1.625% February 28, 2006
    500,000 United States of America                                     504,219
            3.125% May 15, 2007
    500,000 United States of America                                     519,942
            4.375% May 15, 2007
    800,000 United States of America                                     852,562
            4.875% February 15, 2012
    500,000 United States of America                                     512,149
            3.875% May 15, 2009
    500,000 United States of America                                     486,719
            2.625% March 15, 2009
    500,000 United States of America                                     497,031
            1.875% January 31, 2006
    800,000 United States of America                                     949,500
            6.250% May 15, 2030
  1,000,000 United States of America                                   1,071,250
            5.375% February 15, 2031
    500,000 United States of America                                     501,465
            3.000% November 15, 2007
    500,000 United States of America                                     498,399
            2.375% August 15, 2006
    500,000 United States of America                                     499,239
            2.000% August 31, 2005
                                                                     $30,271,139

UTILITIES --- 0.88%
  1,000,000 ONEOK Inc                                                  1,126,122
            Senior Notes
            7.125% April 15, 2011
                                                                      $1,126,122

WHOLE LOAN --- 0.87%
  1,000,000 GSR Mortgage Loan Trust                                    1,113,607
            Notes
            6.650% May 15, 2009
                                                                      $1,113,607

TOTAL BONDS --- 98.33%                                              $125,341,067
(Cost $121,930,093)

SHORT-TERM INVESTMENTS

AGENCY --- 1.7%
  2,126,000 Federal Home Loan Bank                                     2,126,000
               1.521%, October 1, 2004

TOTAL SHORT-TERM INVESTMENTS --- 1.67%                                $2,126,000
(Cost $2,126,000)

TOTAL MAXIM BOND INDEX PORTFOLIO --- 100%                           $127,467,067
(Cost $124,056,093)

Legend
** Security is an agency note with maturity date and interest rate indicated.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

Investments in securities of governmental agencies may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

At September 30, 2004, the U.S. Federal income tax cost basis was $123,851,187. The Maxim Bond Index Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $3,992,045 and gross depreciation of securities in which there was an excess of tax cost over value of $376,165, resulting in net appreciation of $3,615,880.


Maxim Series Fund, Inc.

Maxim Federated Bond Portfolio
Schedule of Investments
September 30, 2004
UNAUDITED

BONDS

AEROSPACE & DEFENSE --- 0.83%
    750,000 Raytheon Co                                                  820,291
            Notes
            6.750% August 15, 2007
                                                                        $820,291

AGENCY --- 37.12%
  4,083,484 Fannie Mae                                                 4,081,163
            4.500% June 1, 2018
  2,552,211 Fannie Mae                                                 2,591,598
            5.500% July 1, 2033
  3,330,511 Fannie Mae                                                 3,390,790
            5.000% February 1, 2018
  1,412,716 Fannie Mae                                                 1,463,913
            6.000% August 1, 2032
  1,958,749 Fannie Mae                                                 1,992,563
            5.000% May 1, 2019
  1,525,219 Fannie Mae                                                 1,602,848
            6.500% January 1, 2031
  1,385,942 Fannie Mae                                                 1,411,027
            5.000% February 1, 2018
  2,000,000 Federal Farm Credit **                                     1,980,426
            2.375% October 2, 2006
    712,006 Freddie Mac                                                  736,448
            6.000% November 1, 2033
  4,795,995 Freddie Mac                                                4,754,547
            5.000% March 1, 2034
  2,094,799 Freddie Mac                                                2,128,068
            5.500% October 1, 2033
  4,415,319 Freddie Mac                                                4,570,788
            5.500% February 1, 2018
  3,000,000 Freddie Mac **                                             2,985,771
            3.500% April 1, 2008
  2,883,046 Ginnie Mae                                                 2,993,765
            6.000% February 15, 2032
                                                                     $36,683,715

AUTOMOBILES --- 1.28%
    500,000 DaimlerChrysler NA Holding Corp                              542,505
            Global Notes
            6.500% November 15, 2013
    500,000 DaimlerChrysler NA Holding Corp ++                           504,818
            Notes
            2.710% August 8, 2006
    200,000 General Motors Corp                                          208,777
            Senior Unsecured Notes
            7.125% July 15, 2013
                                                                      $1,256,100

BANKS --- 1.37%
    200,000 BB&T Corp                                                    203,152
            Subordinated Notes
            5.200% December 23, 2015
  1,000,000 PNC Funding Corp                                           1,153,509
            Unsecured Subordinated Bonds
            7.500% November 1, 2009
                                                                      $1,356,661

BROADCAST/MEDIA --- 1.83%
    750,000 Clear Channel Communications Inc                             763,763
            Senior Unsecured Notes
            4.625% January 15, 2008
  1,100,000 Cox Communications Inc                                     1,047,698
            Bonds
            5.500% October 1, 2015
                                                                      $1,811,461

CANADIAN - PROVINCIAL --- 3.32%
  2,000,000 Hydro-Quebec                                               2,241,036
            Notes
            6.300% May 11, 2011
  1,000,000 Province of Quebec                                         1,041,452
            Notes
            5.500% April 11, 2006
                                                                      $3,282,488

COLLATERALIZED BOND OBLIGATION --- 1.83%
  1,762,823 Wells Fargo Mortgage Backed Securities Trust               1,807,395
            Series 2003-18 Class A1
            5.500% December 25, 2033
                                                                      $1,807,395

COMMERICIAL MORTGAGE BACKED --- 0.92%
    924,511 Morgan Stanley Capital I                                     911,372
            Series 2004-T13 Class A1
            2.850% September 13, 2045
                                                                        $911,372

COMPUTER HARDWARE & SYSTEMS --- 1.10%
  1,000,000 International Business Machines Corp                       1,086,133
            Notes
            6.450% August 1, 2007
                                                                      $1,086,133

COMPUTER SOFTWARE & SERVICES --- 1.17%
  1,000,000 Computer Sciences Corp                                     1,159,059
            Notes
            7.375% June 15, 2011
                                                                      $1,159,059

ELECTRIC COMPANIES --- 1.54%
    500,000 Dominion Resources Inc ++                                    500,947
            Senior Notes
            2.011% May 15, 2006
  1,000,000 Pacific Gas & Electric Co                                  1,017,802
            1st Mortgage
            6.050% March 1, 2034
                                                                      $1,518,749

FINANCIAL SERVICES --- 6.96%
  1,000,000 Boeing Capital Corp                                        1,119,488
            Notes
            6.500% February 15, 2012
    500,000 CIT Group Inc ++                                             501,046
            Senior Notes
            2.130% June 19, 2006
  1,000,000 Citigroup Inc                                              1,047,201
            Senior Notes
            6.750% December 1, 2005
    750,000 Ford Motor Credit Co                                         815,634
            Notes
            7.375% February 1, 2011
    750,000 General Motors Acceptance Corp                               784,060
            Notes
            6.125% September 15, 2006
  1,000,000 Household Finance Corp                                     1,056,984
            Notes
            5.750% January 30, 2007
    500,000 SLM Corp ++                                                  501,452
            Notes
            2.080% September 15, 2006
  1,000,000 USA Education Inc                                          1,052,492
            Notes
            5.625% April 10, 2007
                                                                      $6,878,357

FOREIGN GOVERNMENTS --- 0.43%
    400,000 Government of Mexico                                         420,400
            Notes
            7.500% April 8, 2033
                                                                        $420,400

GOLD, METALS & MINING --- 1.55%
  1,000,000 BHP Finance USA Ltd                                        1,012,427
            Notes
            4.800% April 15, 2013
    500,000 Inco Ltd                                                     516,532
            Bonds
            5.700% October 15, 2015
                                                                      $1,528,959

HEALTH CARE RELATED --- 0.74%
    740,000 United Health Group Inc                                      735,234
            Senior Unsecured Notes
            3.300% January 30, 2008
                                                                        $735,234

INSURANCE RELATED --- 2.32%
  1,000,000 AXA                                                        1,294,420
            Unsecured Notes
            8.600% December 15, 2030
  1,000,000 Travelers Property Casualty Corp                             994,223
            Senior Unsecured Notes
            5.000% March 15, 2013
                                                                      $2,288,643

INVESTMENT BANK/BROKERAGE FIRM --- 1.56%
    500,000 Goldman Sachs Group Inc ++                                   500,942
            Notes
            1.810% April 20, 2006
  1,000,000 Morgan Stanley                                             1,037,042
            Notes
            7.750% June 15, 2005
                                                                      $1,537,984

LEISURE & ENTERTAINMENT --- 0.87%
    750,000 AOL Time Warner Inc                                          863,245
            Company Guaranteed Bonds
            7.625% April 15, 2031
                                                                        $863,245

OTHER ASSET-BACKED --- 0.86%
    846,697 First Franklin Mortgage Loan Asset
               Backed Certificates ++                                    845,977
            Series 2003-FF5 Class A3
            2.190% March 25, 2034
                                                                        $845,977

PAPER & FOREST PRODUCTS --- 0.41%
    400,000 International Paper Co                                       409,596
            Notes
            5.500% January 15, 2014
                                                                        $409,596

POLLUTION CONTROL --- 0.85%
    750,000 Republic Services Inc                                        840,768
            Senior Unsecured Notes
            6.750% August 15, 2011
                                                                        $840,768

PRINTING & PUBLISHING --- .97%
    750,000 News America Holdings Inc                                    963,530
            Senior Debentures
            9.250% February 1, 2013
                                                                        $963,530

REAL ESTATE --- 1.79%
    750,000 EOP Operating LP                                             837,469
            Unsecured Notes
            7.750% November 15, 2007
  1,000,000 Rouse Co REIT                                                933,665
            Notes
            3.625% March 15, 2009
                                                                      $1,771,134

RETAIL --- 1.91%
  1,000,000 CVS Corp                                                   1,039,291
            Unsecured Notes
            5.625% March 15, 2006
    750,000 Kroger Co                                                    845,762
            Senior Unsecured Notes
            7.250% June 1, 2009
                                                                      $1,885,053

TELEPHONE & TELECOMMUNICATIONS --- 2.74%
    750,000 AT&T Wireless Services Inc                                   796,427
            Senior Notes
            7.350% March 1, 2006
    350,000 BellSouth Corp                                               353,263
            Bonds
            5.200% September 15, 2014
    320,000 Sprint Capital Corp                                          406,141
            Company Guaranteed Bonds
            8.750% March 15, 2032
  1,000,000 Verizon Global Funding Corp                                1,153,019
            Senior Unsecured Notes
            7.250% December 1, 2010
                                                                      $2,708,850

U.S. GOVERNMENTS --- 9.04%
  1,810,000 United States of America                                   2,148,244
            6.250% May 15, 2030
  3,400,000 United States of America                                   4,280,015
            7.250% May 15, 2016
  2,150,000 United States of America                                   2,510,628
            6.250% August 15, 2023
                                                                      $8,938,887

TOTAL BONDS --- 85.31%                                               $84,310,041
(Cost $84,537,867)

SHORT-TERM INVESTMENTS

    689,000 Fannie Mae                                                   688,771
               1.736%, October 8, 2004
  3,500,000 Fannie Mae                                                 3,497,983
               1.726%, October 13, 2004
  2,000,000 Fannie Mae                                                 1,998,178
               1.751%. October 20, 2004
    500,000 Federal Home Loan Bank                                       499,878
               1.785%, October 6, 2004
  5,037,000 Federal Home Loan Bank                                     5,037,000
               1.521%, October 1, 2004
    600,000 Federal Home Loan Bank                                       599,800
               1.736%, October 8, 2004
  2,200,000 Freddie Mac                                                2,198,827
               1.770%, October 12, 2004

TOTAL SHORT-TERM INVESTMENTS --- 14.69%                              $14,520,437
(Cost $14,520,437)

TOTAL MAXIM FEDERATED BOND PORTFOLIO --- 100%                        $98,830,478
(Cost $99,058,304)

Legend
** Security is an agency note with maturity date and interest rate indicated. ++ Represents the current interest rate for variable rate security.
REIT - Real Estate Investment Trust

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

At September 30, 2004, the U.S. Federal income tax cost basis was $99,155,712. The Maxim Federated Bond Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $477,564 and gross depreciation of securities in which there was an excess of tax cost over value of $802,798, resulting in net depreciation of $325,234.


Maxim Series Fund, Inc.

Maxim Global Bond Portfolio
Schedule of Investments
September 30, 2004
UNAUDITED

BONDS

AUTO PARTS & EQUIPMENT --- 0.05%
     90,000 Ford Holdings Inc                                            102,619
            Company Guaranteed Bonds
            9.300% March 1, 2030
                                                                        $102,619

BANKS --- 1.31%
    100,000 BB&T Corp                                                    101,576
            Subordinated Notes
            5.200% December 23, 2015
    450,000 Bank of America Corp                                         487,190
            Senior Notes
            5.875% February 15, 2009
180,000,000 KFW International Finance                                  1,711,650
        JPY Notes
            1.750% March 23, 2010
    500,000 US Bank NA                                                   503,955
            Notes
            3.900% August 15, 2008
                                                                      $2,804,371

BROADCAST/MEDIA --- 0.14%
    235,000 Comcast Cable Communications Inc                             300,102
            Notes
            8.875% May 1, 2017
                                                                        $300,102

ELECTRIC COMPANIES --- 0.04%
     70,000 PP&L Capital Funding Inc                                      77,788
            Notes
            8.375% June 15, 2007
                                                                         $77,788

FINANCIAL SERVICES --- 1.06%
     50,000 CIT Group Inc                                                 50,486
            Senior Notes
            4.000% May 8, 2008
    300,000 Capital One Bank                                             315,439
            Senior Notes
            6.875% February 1, 2006
     50,000 Summit Capital Trust I                                        57,605
            Notes
            8.400% March 15, 2027
  1,600,000 Toyota Motor Credit Corp                                   1,664,493
            Senior Unsecured Notes
            4.875% June 20, 2007
    187,000 Washington Mutual Inc                                        187,218
            Notes
            4.000% January 15, 2009
                                                                      $2,275,241

FOOD & BEVERAGES --- 0.14%
    300,000 Miller Brewing Co #                                          304,964
            Notes
            4.250% August 15, 2008
                                                                        $304,964

FOREIGN BANKS --- 7.42%
  2,700,000 Banco Bilbao Vizcaya Argentaria SA                         3,671,517
        EUR Collateralized Notes
            5.500% October 1, 2009
901,000,000 Bayerische Landesbank Girozentrale                         8,178,896
        JPY Senior Notes
            1.400% April 22, 2013
    125,000 HSBC USA Inc                                                 135,298
            Subordinated Notes
            7.000% November 1, 2006
243,000,000 Pfandbriefstelle Der Oesterr                               2,291,130
        JPY Senior Unsubordinated Notes
            1.600% February 15, 2011
  1,500,000 Rabobank Nederland                                         1,602,012
            Notes
            5.500% September 17, 2008
                                                                     $15,878,853

FOREIGN GOVERNMENTS --- 47.14%
  1,005,000 Deutsche Bundesrepublik                                    1,233,394
        EUR Bonds
            3.750% July 4, 2013
    150,000 Deutsche Bundesrepublik                                      201,402
        EUR Bonds
            5.000% July 4, 2011
 10,626,000 Deutsche Bundesrepublik                                   13,494,842
        EUR Bonds
            4.250% January 4, 2014
  5,400,000 Deutsche Bundesrepublik                                    7,319,258
        EUR Bonds
            5.250% July 4, 2010
  3,800,000 Deutsche Bundesrepublik                                    5,100,712
        EUR Bonds
            5.000% January 4, 2012
 85,000,000 Development Bank of Japan                                    719,972
        JPY Notes
            1.700% September 20, 2022
  2,380,000 Republic of Austria                                        3,252,972
        EUR Bonds
            5.500% January 15, 2010
    301,000 Government of Belgium                                        418,563
        EUR Bonds
            5.500% March 28, 2028
  1,578,000 Government of Belgium                                      2,196,370
        EUR Bonds
            5.500% September 28, 2017
    688,000 Government of Belgium                                        920,361
        EUR Bonds
            5.000% September 28, 2012
  1,700,000 Government of Denmark                                        369,896
        DKK Bonds
            7.000% November 10, 2024
  1,600,000 Government of Denmark                                        302,192
        DKK Bonds
            6.000% November 15, 2011
  2,100,000 Government of France                                       2,868,725
        EUR Bonds
            2.500% July 25, 2013
    400,000 Government of France                                         491,505
        EUR Bonds
            4.250% April 25, 2019
    928,000 Government of France                                       1,162,071
        EUR Bonds
            4.000% April 25, 2013
  4,300,000 Government of France                                       6,230,205
        EUR Debentures
            3.000% July 25, 2012
    870,000 Government of France                                       1,264,532
        EUR Bonds
            5.750% October 25, 2032
  5,560,000 Government of France                                       7,121,960
        EUR Bonds
            4.000% April 25, 2009
  1,788,000 Government of Germany                                      2,273,564
        EUR Bonds
            3.750% January 4, 2009
    166,000 Government of Germany                                        234,877
        EUR Bonds
            5.625% January 4, 2028
  5,165,000 Government of Ireland                                      6,416,899
        EUR Bonds
            3.250% April 18, 2009
    750,000 Government of Italy                                          748,999
        EUR Bonds
            2.500% March 31, 2006
406,000,000 Government of Japan                                        3,788,360
        JPY Unsubordinated Notes
            1.550% February 21, 2012
  5,800,000 Government of Netherlands                                  7,369,578
        EUR Bonds
            4.250% July 15, 2013
  1,074,000 Government of Netherlands                                  1,439,879
        EUR Bonds
            5.000% July 15, 2012
    500,000 Government of Netherlands                                    606,181
        EUR Bonds
            3.750% July 15, 2014
    408,000 Government of Netherlands                                    569,724
        EUR Bonds
            5.500% January 15, 2028
  1,150,000 Government of Spain                                        1,603,258
        EUR Bonds
            5.500% July 30, 2017
    100,000 Government of Spain                                          144,938
          EUR Bonds
            5.750% July 30, 2032
 40,180,000 Government of Sweden                                       6,561,633
        SEK Debentures
            6.750% May 5, 2014
610,000,000 Japan Finance Corp                                         5,508,159
        JPY Notes
            1.350% November 26, 2013
    380,000 United Kingdom                                               646,784
        GBP Treasury Bonds
            4.250% June 7, 2032
  2,160,000 United Kingdom                                             3,959,831
        GBP Treasury Bonds
            5.000% September 7, 2014
  2,360,000 United Kingdom                                             4,316,233
        GBP Treasury Bonds
            5.000% March 7, 2012
                                                                    $100,857,829

GOLD, METALS & MINING --- 0.08%
    150,000 Falconbridge Ltd                                             161,782
            Debentures
            7.350% November 1, 2006
                                                                        $161,782

HOMEBUILDING --- 0.16%
    100,000 DR Horton Inc                                                110,000
            Unsecured Bonds
            7.500% December 1, 2007
    100,000 DR Horton Inc                                                109,250
            Senior Notes
            6.875% May 1, 2013
    130,000 NVR Inc                                                      130,650
            Senior Notes
            5.000% June 15, 2010
                                                                        $349,900

INSURANCE RELATED --- 0.14%
    152,000 American International Group Inc                             148,211
            Notes
            2.875% May 15, 2008
    150,000 Liberty Mutual #                                             156,430
            Notes
            7.697% October 15, 2097
                                                                        $304,641

INVESTMENT BANK/BROKERAGE FIRM --- 0.24%
    260,000 Morgan Stanley                                               266,483
            Notes
            5.300% March 1, 2013
    240,000 Morgan Stanley                                               240,026
            Notes
            3.875% January 15, 2009
                                                                        $506,509

OIL & GAS --- 0.25%
    400,000 Occidental Petroleum Corp                                    405,995
            Notes
            4.000% November 30, 2007
    100,000 Phillips Petroleum Co                                        123,043
            Unsecured Notes
            8.750% May 25, 2010
                                                                        $529,038

PERSONAL LOANS --- 0.05%
    100,000 American Express Co                                          101,388
            Notes
            4.875% July 15, 2013
                                                                        $101,388

SPECIALIZED SERVICES --- 0.24%
    500,000 Hertz Corp                                                   521,180
            Unsecured Notes
            6.250% March 15, 2009
                                                                        $521,180

SUPRANATIONALS --- 1.85%
    915,000 European Investment Bank                                   1,788,861
        GBP Senior Notes
            6.250% April 15, 2014
  2,000,000 Inter-American Development Bank                            2,160,992
            Unsecured Bonds
            5.750% February 26, 2008
                                                                      $3,949,853

TELEPHONE & TELECOMMUNICATIONS --- 0.76%
    100,000 Telecom Italia Capital #                                     101,887
            Notes
            5.250% November 15, 2013
    528,000 Telecom Italia Finance SA                                    689,760
        EUR Senior Notes
            6.125% April 20, 2006
    600,000 Telecom Italia SpA                                           832,660
        EUR Notes
            6.250% February 1, 2012
                                                                      $1,624,307

TRANSPORTATION --- 0.29%
    504,000 Stagecoach Group PLC                                         628,333
        EUR Unsubordinated Notes
            6.000% November 24, 2004
                                                                        $628,333

U.S. GOVERNMENTS --- 11.92%
  9,037,500 United States of America                                   9,376,828
            3.375% September 15, 2009
    100,000 United States of America                                     101,289
            4.250% November 15, 2013
    500,000 United States of America                                     496,133
            4.000% February 15, 2014
    375,000 United States of America                                     373,608
            2.375% August 31, 2006
    950,000 United States of America                                     949,926
            1.750% December 31, 2004
 13,335,000 United States of America                                  13,696,169
            2.020% July 15, 2014
    504,000 United States of America                                     509,276
            4.250% August 15, 2014
                                                                     $25,503,229

TOTAL BONDS --- 73.28%                                              $156,781,927
(Cost $153,049,671)

SHORT-TERM INVESTMENTS

AGENCY --- 26.7%
  8,500,000 Fannie Mae                                                 8,497,202
               1.725%, October 8, 2004
  5,000,000 Fannie Mae                                                 4,995,220
               1.746%, October 21, 2004
  3,500,000 Fannie Mae                                                 3,494,725
               1.777%, November 1, 2004
  5,000,000 Fannie Mae                                                 4,995,446
               1.751%, October 20, 2004
  3,000,000 Fannie Mae                                                 2,999,443
               1.695%, October 5, 2004
  5,500,000 Federal Home Loan Bank                                     5,496,372
               1.721%, October 15, 2004
  7,906,000 Federal Home Loan Bank                                     7,906,000
               1.521%, October 1, 2004
  4,000,000 Federal Home Loan Bank                                     3,995,962
               1.756%, October 22, 2004
  4,000,000 Freddie Mac                                                3,997,897
               1.746%, October 12, 2004
  3,800,000 Freddie Mac                                                3,796,675
               1.776%, October 19, 2004
  7,000,000 Freddie Mac                                                6,991,540
               1.767%, October 26, 2004

TOTAL SHORT-TERM INVESTMENTS --- 26.72%                              $57,166,482
(Cost $57,166,482)

TOTAL MAXIM GLOBAL BOND PORTFOLIO --- 100%                          $213,948,409
(Cost $210,216,153)

Legend
# Securities are registered pursuant to Rule 144A and may be deemed to be restricted for resale. Aggregate cost, fair value and percent of net assets of these restricted securities held at September 30, 2004 were $516,660, $563,281 and 0.27%, respectively.

Currency Abbreviations
EUR - Euro Dollars
DKK - Danish Krone
GBP - Great British Pound
JPY - Japanese Yen
SEK - Swedish Krona

Summary of Investments by Country

Maxim Global Bond Portfolio
September 30, 2004
UNAUDITED
                                                            % of Portfolio
          Country                      Value ($)              Investments
----------------------------    -----------------------    ------------------
Austria                          $    5,544,102                        2.59%
Belgium                               3,535,294                        1.65%
Denmark                              31,099,880                       14.54%
European Community                    3,949,853                        1.85%
France                               19,138,998                        8.95%
Germany                               7,609,153                        3.56%
Ireland                               6,416,899                        3.00%
Italy                                 1,683,546                        0.79%
Japan                                10,016,491                        4.68%
Luxembourg                              689,760                        0.32%
Netherlands                          11,587,374                        5.42%
Spain                                 5,419,713                        2.53%
Sweden                                6,561,633                        3.07%
United Kingdom                        9,551,181                        4.46%
United States                        91,144,532                       42.59%
                                -----------------------    ------------------
                                 $  213,948,409                      100.00%
                                =======================    ==================

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

The Maxim Global Bond Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

At September 30, 2004, the U.S. Federal income tax cost basis was $210,153,975. The Maxim Global Bond Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $4,241,104 and gross depreciation of securities in which there was an excess of tax cost over value of $446,670, resulting in net appreciation of $3,794,434.

As of September 30, 2004, the Maxim Global Bond Portfolio held the following forward foreign currency contracts:

                                                                                    Net
                                    Delivery                                     Unrealized
                                     Value               Settlement             Appreciation
                               (Foreign Currency)           Date               (Depreciation)
                               -------------------   --------------------    -------------------
     Long Contracts:
        Australian Dollar             17,800,000         December 2004    $      (435,109)
        British Pound                  5,860,000         December 2004             (6,418)
        Canadian Dollar               20,013,000         December 2004         (1,237,503)
        Danish Krone                   3,970,000         December 2004            (11,852)
        Euro                          93,620,000         December 2004         (2,340,445)
        Japanese Yen               2,889,000,000         December 2004            175,720
        Swedish Krona                111,950,000         December 2004           (395,410)

     Short Contracts:
        Australian Dollar             19,057,000         December 2004    $       354,816
        Canadian Dollar               24,960,000         December 2004          1,309,947
        Euro                          46,710,000         December 2004          1,142,082
        Japanese Yen                 895,300,000         December 2004            (97,022)
        Swedish Krona                 66,300,000         December 2004            252,185
                                                                             -------------------

     Net Depreciation                                                     $    (1,289,009)
                                                                             ===================


Maxim Series Fund, Inc.

Maxim Growth Index Portfolio
Schedule of Investments
September 30, 2004
UNAUDITED

COMMON STOCK

AEROSPACE & DEFENSE --- 1.87%
      7,600 Boeing Co                                                    392,312
      1,575 Rockwell Collins                                              58,496
      4,650 United Technologies Corp                                     434,217
                                                                        $885,025

AIR FREIGHT --- 1.64%
     10,178 United Parcel Service Inc Class B                            772,714
                                                                        $772,714

AIRLINES --- 0.01%
      1,100 Delta Air Lines Inc*                                           3,619
                                                                          $3,619

AUTO PARTS & EQUIPMENT --- 0.10%
      5,000 Delphi Corp                                                   46,450
                                                                         $46,450

BANKS --- 0.26%
      2,800 North Fork Bancorp Inc                                       124,460
                                                                        $124,460

BIOTECHNOLOGY --- 1.68%
     11,424 Amgen Inc*                                                   647,512
      3,900 Gilead Sciences Inc*                                         145,782
                                                                        $793,294

BUILDING MATERIALS --- 0.16%
      1,919 American Standard Cos Inc*                                    74,668
                                                                         $74,668

CHEMICALS --- 2.20%
      8,450 Dow Chemical Co                                              381,771
      9,000 EI du Pont de Nemours & Co                                   385,200
      2,312 Ecolab Inc                                                    72,689
        950 Hercules Inc*                                                 13,528
        794 International Flavors & Fragrances Inc                        30,331
      2,882 Praxair Inc                                                  123,177
        604 Sigma-Aldrich Corp                                            35,032
                                                                      $1,041,728

COMMUNICATIONS - EQUIPMENT --- 1.59%
      4,034 Avaya Inc*                                                    56,234
     38,800 Lucent Technologies Inc*                                     122,996
     14,640 QUALCOMM Inc                                                 571,546
                                                                        $750,776

COMPUTER HARDWARE & SYSTEMS --- 4.81%
     22,544 Dell Inc*                                                    802,566
     15,131 International Business Machines Corp                       1,297,332
      1,193 Lexmark International Group Inc Class A*                     100,224
      3,153 Network Appliance Inc*                                        72,519
                                                                      $2,272,641

COMPUTER SOFTWARE & SERVICES --- 13.81%
      2,120 Adobe Systems Inc                                            104,876
      1,000 Autodesk Inc                                                  48,630
      5,229 Automatic Data Processing Inc                                216,062
     60,921 Cisco Systems Inc*                                         1,102,670
      1,481 Citrix Systems Inc*                                           25,947
      2,702 Electronic Arts Inc*                                         124,265
      7,718 First Data Corp                                              335,733
      1,683 Intuit Inc*                                                   76,408
        817 Mercury Interactive Corp*                                     28,497
     97,966 Microsoft Corp                                             2,708,757
     46,587 Oracle Corp*                                                 525,501
      2,400 Parametric Technology Corp*                                   12,672
      3,368 Paychex Inc                                                  101,545
      2,830 Symantec Corp*                                               155,310
     12,206 Yahoo! Inc*                                                  413,905
      5,952 eBay Inc*                                                    547,227
                                                                      $6,528,005

CONGLOMERATES --- 7.97%
      7,100 3M Co                                                        567,787
     95,202 General Electric Co                                        3,196,883
                                                                      $3,764,670

CONTAINERS --- 0.22%
      1,042 Ball Corp                                                     38,929
      1,300 Pactiv Corp*                                                  30,225
        800 Sealed Air Corp*                                              37,080
                                                                        $106,234

COSMETICS & PERSONAL CARE --- 1.19%
      4,270 Avon Products Inc                                            186,514
      9,025 Gillette Co                                                  376,704
                                                                        $563,218

DISTRIBUTORS --- 0.36%
      5,720 SYSCO Corp                                                   171,142
                                                                        $171,142

ELECTRONIC INSTRUMENT & EQUIP --- 0.94%
      4,300 Agilent Technologies Inc*                                     92,751
      3,817 Emerson Electric Co                                          236,234
      8,600 Solectron Corp*                                               42,570
      2,100 Symbol Technologies Inc                                       26,544
      1,096 Waters Corp*                                                  48,334
                                                                        $446,433

ELECTRONICS - SEMICONDUCTOR --- 5.26%
      3,342 Altera Corp*                                                  65,403
      3,442 Analog Devices Inc                                           133,481
     15,300 Applied Materials Inc*                                       252,297
      2,850 Broadcom Corp Class A*                                        77,777
     57,762 Intel Corp                                                 1,158,706
      1,727 KLA-Tencor Corp*                                              71,636
      2,727 Linear Technology Corp                                        98,826
      2,961 Maxim Integrated Products Inc                                125,221
      3,200 National Semiconductor Corp*                                  49,568
      1,568 PMC-Sierra Inc*                                               13,814
      1,700 Teradyne Inc*                                                 22,780
     15,600 Texas Instruments Inc                                        331,968
      3,055 Xilinx Inc                                                    82,485
                                                                      $2,483,962

FINANCIAL SERVICES --- 1.56%
      8,708 Fannie Mae (nonvtg)                                          552,087
        950 Federated Investors Inc Class B                               27,018
      1,338 Moody's Corp                                                  98,009
      1,150 T Rowe Price Group Inc                                        58,581
                                                                        $735,695

FOOD & BEVERAGES --- 6.12%
      7,205 Anheuser-Busch Co Inc                                        359,890
      1,056 Brown-Forman Corp                                             48,365
      3,659 Campbell Soup Co                                              96,195
     21,872 Coca-Cola Co                                                 875,974
      3,101 HJ Heinz Co                                                  111,698
      2,248 Hershey Foods Corp                                           105,004
      3,760 Kellogg Co                                                   160,402
      1,228 McCormick & Co Inc (nonvtg)                                   42,170
      2,300 Pepsi Bottling Group Inc                                      62,445
     15,230 PepsiCo Inc                                                  740,940
      7,092 Sara Lee Corp                                                162,123
      2,016 Wm Wrigley Jr Co                                             127,633
                                                                      $2,892,839

GOLD, METALS & MINING --- 0.16%
        800 Allegheny Technologies Inc                                    14,600
      1,561 Freeport-McMoRan Copper & Gold Inc                            63,221
                                                                         $77,821

HEALTH CARE RELATED --- 1.51%
      3,900 Cardinal Health Inc                                          170,703
        700 Express Scripts Inc Class A*                                  45,738
      2,048 IMS Health Inc                                                48,988
      6,052 United Health Group Inc                                      446,274
                                                                        $711,703

HOUSEHOLD GOODS --- 4.26%
        700 Black & Decker Corp                                           54,208
      1,906 Clorox Co                                                    101,590
      4,831 Colgate-Palmolive Co                                         218,265
      1,300 Fortune Brands Inc                                            96,317
      4,474 Kimberly-Clark Corp                                          288,976
        687 Maytag Corp                                                   12,620
     22,954 Procter & Gamble Co                                        1,242,270
                                                                      $2,014,246

INSURANCE RELATED --- 0.45%
      4,671 Marsh & McLennan Cos Inc                                     213,745
                                                                        $213,745

LEISURE & ENTERTAINMENT --- 0.58%
      2,707 Harley-Davidson Inc                                          160,904
      3,098 International Game Technology                                111,373
                                                                        $272,277

MACHINERY --- 0.57%
      3,100 Caterpillar Inc                                              249,395
        600 Navistar International Corp*                                  22,314
                                                                        $271,709

MANUFACTURING --- 0.30%
      2,800 Danaher Corp                                                 143,584
                                                                        $143,584

MEDICAL PRODUCTS --- 4.26%
      5,555 Baxter International Inc                                     178,649
      2,300 Becton Dickinson & Co                                        118,910
        2,282 Biomet Inc                                                 106,980
        7,572 Boston Scientific Corp*                                    300,836
      1,000 CR Bard Inc                                                   56,630
      2,875 Guidant Corp                                                 189,865
     10,949 Medtronic Inc                                                568,253
        486 Millipore Corp*                                               23,255
      1,611 St Jude Medical Inc*                                         121,260
      3,592 Stryker Corp                                                 172,703
      2,222 Zimmer Holdings Inc*                                         175,627
                                                                      $2,012,968

OFFICE EQUIPMENT & SUPPLIES --- 0.34%
      1,006 Avery Dennison Corp                                           66,175
      2,122 Pitney Bowes Inc                                              93,580
                                                                        $159,755

OIL & GAS --- 1.21%
      1,500 BJ Services Co*                                               78,615
      4,000 Halliburton Co                                               134,760
      5,350 Schlumberger Ltd                                             360,109
                                                                        $573,484

PERSONAL LOANS --- 1.62%
     11,438 American Express Co                                          588,599
      3,948 SLM Corp                                                     176,081
                                                                        $764,680

PHARMACEUTICALS --- 13.98%
     14,072 Abbott Laboratories                                          596,090
      1,204 Allergan Inc                                                  87,350
     17,515 Bristol-Myers Squibb Co                                      414,580
     10,171 Eli Lilly & Co                                               610,769
      3,341 Forest Laboratories Inc*                                     150,278
     26,788 Johnson & Johnson                                          1,508,968
     19,995 Merck & Co Inc                                               659,835
      2,400 Mylan Laboratories Inc                                        43,200
     68,090 Pfizer Inc                                                 2,083,554
     12,055 Wyeth                                                        450,857
                                                                      $6,605,481

PRINTING & PUBLISHING --- 0.63%
        742 Dow Jones & Co Inc                                            30,133
        750 Knight-Ridder Inc                                             49,088
      1,748 McGraw-Hill Cos Inc                                          139,298
        488 Meredith Corp                                                 25,064
      1,341 New York Times Co Class A                                     52,433
                                                                        $296,016

REAL ESTATE --- 0.22%
      1,900 Simon Property Group Inc REIT                                101,897
                                                                        $101,897

RESTAURANTS --- 0.57%
      3,544 Starbucks Corp*                                              161,110
      2,605 Yum! Brands Inc                                              105,919
                                                                        $267,029

RETAIL --- 9.66%
        736 AutoZone Inc*                                                 56,856
      2,716 Bed Bath & Beyond Inc*                                       100,791
      2,926 Best Buy Co Inc                                              158,706
      2,952 Dollar General Corp                                           59,483
      1,514 Family Dollar Stores Inc                                      41,029
      8,074 Gap Inc                                                      150,984
     19,800 Home Depot Inc                                               776,160
      3,042 Kohl's Corp*                                                 146,594
      7,007 Lowe's Cos Inc                                               380,830
      1,402 RadioShack Corp                                               40,153
      1,300 Sherwin-Williams Co                                           57,148
      4,500 Staples Inc                                                  134,190
      4,396 TJX Cos Inc                                                   96,888
     38,264 Wal-Mart Stores Inc                                        2,035,645
      9,183 Walgreen Co                                                  329,027
                                                                      $4,564,484

SHOES --- 0.39%
      2,350 NIKE Inc Class B                                             185,180
                                                                        $185,180

SPECIALIZED SERVICES --- 1.07%
      1,754 Apollo Group Inc*                                            128,691
      1,582 Cintas Corp                                                   66,507
        414 Deluxe Corp                                                   16,982
      1,205 Equifax Inc                                                   31,764
      1,483 H&R Block Inc                                                 73,290
      1,000 Monster Worldwide Inc*                                        24,640
      1,705 Omnicom Group Inc                                            124,567
      1,571 Robert Half International Inc                                 40,485
                                                                        $506,926

TELEPHONE & TELECOMMUNICATIONS --- 0.62%
      9,976 Nextel Communications Inc*                                   237,828
     16,300 Qwest Communications International Inc*                       54,279
                                                                        $292,107

TEXTILES --- 0.15%
      1,700 Coach Inc*                                                    72,114
                                                                         $72,114

TOBACCO --- 1.97%
     18,503 Altria Group Inc                                             870,381
      1,510 UST Inc                                                       60,793
                                                                        $931,174

UTILITIES --- 0.12%
      5,800 AES Corp*                                                     57,942
                                                                         $57,942

TOTAL COMMON STOCK --- 96.39%                                        $45,553,895
(Cost $45,243,051)

SHORT-TERM INVESTMENTS

  1,505,000 Federal Home Loan Bank                                     1,505,000
               1.521%, October 1, 2004
    200,000 United States of America (1)                                 199,533
               1.364%, November 26, 2004

TOTAL SHORT-TERM INVESTMENTS --- 3.61%                                $1,704,533
(Cost $1,704,533)

TOTAL MAXIM GROWTH INDEX PORTFOLIO --- 100%                          $47,258,428
(Cost $46,947,584)

Legend
* Non-income Producing Security
(1) Collateral for Futures
REIT - Real Estate Investment Trust

Short-term and money market securities are valued at amortized cost which approximates market value. Equity securities listed on an established exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business. The Maxim Growth Index Portfolio utilizes the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

At September 30, 2004, the U.S. Federal income tax cost basis was $51,019,141. The Maxim Growth Index Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $4,577,773 and gross depreciation of securities in which there was an excess of tax cost over value of $8,338,486, resulting in net depreciation of $3,760,713.

As of September 30, 2004, the Maxim Growth Index Portfolio had 6 open S&P 500 long futures contracts. The contracts expire in December 2004 and the Portfolio has recorded unrealized depreciation of $5,475.


Maxim Series Fund, Inc.

Maxim INVESCO ADR Portfolio
Schedule of Investments
September 30, 2004
UNAUDITED

COMMON STOCK

AEROSPACE & DEFENSE --- 2.04%
    238,875 BAE Systems PLC sponsored ADR                              3,917,550
                                                                      $3,917,550

AIRLINES --- 1.12%
    214,900 BAA PLC sponsored ADR                                      2,152,417
                                                                      $2,152,417

AUTOMOBILES --- 1.48%
     37,248 Toyota Motor Corp sponsored ADR                            2,845,002
                                                                      $2,845,002

CHEMICALS --- 2.44%
     79,400 BASF AG sponsored ADR                                      4,680,630
                                                                      $4,680,630

COSMETICS & PERSONAL CARE --- 1.63%
     14,100 Kao Corp ADR                                               3,115,138
                                                                      $3,115,138

ELECTRIC COMPANIES --- 3.97%
    149,500 Endesa SA sponsored ADR                                    2,856,945
    192,700 Korea Electric Power Corp sponsored ADR                   2,032,985
     88,000 Scottish Power PLC ADR                                     2,713,920
                                                                      $7,603,850

ELECTRONIC INSTRUMENT & EQUIP --- 3.78%
     31,907 Hitachi Ltd sponsored ADR                                  1,925,587
     82,600 Koninklijke Philips Electronics NV NY Shrs                 1,892,366
     99,790 Sony Corp sponsored ADR                                    3,430,780
                                                                      $7,248,733

ELECTRONICS - SEMICONDUCTOR --- 1.03%
    276,800 Taiwan Semiconductor Manufacturing Co Ltd sponsored ADR*   1,976,352
                                                                      $1,976,352

FOOD & BEVERAGES --- 6.80%
    129,510 Cadbury Schweppes PLC sponsored ADR                        4,003,154
     88,072 Diageo Capital PLC sponsored ADR                           4,441,471
     80,200 Nestle SA sponsored ADR                                    4,591,450
                                                                     $13,036,075

FOREIGN BANKS --- 15.52%
     86,000 ABN AMRO Holding NV sponsored ADR                         1,957,360
     49,840 Abbey National PLC sponsored ADR                             996,342
     94,185 Credit Suisse Group sponsored ADR                          3,008,269
    204,000 Danske Bank A/S                                            5,375,400
     24,625 Deutsche Bank AG                                           1,771,523
     42,930 HSBC Holdings PLC sponsored ADR                            3,425,814
    143,100 ING Groep NV sponsored ADR                                 3,617,568
     35,100 National Australia Bank Ltd sponsored ADR                 3,439,800
    323,700 Nordea AB                                                  2,460,120
    207,700 Societe Generale sponsored ADR                             3,686,675
                                                                     $29,738,871

GOLD, METALS & MINING --- 0.88%
     69,905 Anglo American PLC unsponsored ADR*                       1,695,196
                                                                      $1,695,196

INSURANCE RELATED --- 4.32%
    331,720 Aegon NV                                                   3,582,576
     30,625 Millea Holdings Inc ADR                                    1,968,269
    192,255 Zurich Financial Services AG ADR                           2,730,021
                                                                      $8,280,866

MANUFACTURING --- 3.63%
    262,240 DSM NV ADR                                                 3,419,872
    100,200 Volvo AB sponsored ADR (rights)                            3,530,046
                                                                      $6,949,918

MISCELLANEOUS --- 1.15%
     56,200 Hutchison Whampoa Ltd ADR                                  2,198,111
                                                                      $2,198,111

OFFICE EQUIPMENT & SUPPLIES --- 1.67%
     68,000 Canon Inc sponsored ADR                                    3,206,880
                                                                      $3,206,880

OIL & GAS --- 11.25%
     68,600 BP Amoco PLC sponsored ADR                                 3,946,558
     49,700 EnCana Corp                                                2,301,110
     36,100 Eni SpA sponsored ADR                                      4,054,030
    104,800 Repsol YPF SA sponsored ADR                                2,297,216
     60,200 Shell Transport & Trading Co PLC ADR                       2,679,502
    163,200 Statoil ASA sponsored ADR                                  2,356,608
     38,540 Total Fina Elf sponsored ADR                               3,937,632
                                                                     $21,572,656

PAPER & FOREST PRODUCTS --- 3.03%
    262,300 Stora Enso OYJ sponsored ADR                               3,548,919
    117,900 UPM-Kymmene OYJ sponsored ADR                              2,261,322
                                                                      $5,810,241

PHARMACEUTICALS --- 8.64%
    113,568 Eisai Co Ltd sponsored ADR                                 3,091,264
    116,100 Glaxosmithkline PLC ADR                                    5,077,053
    122,600 Novartis AG ADR                                            5,721,742
     25,700 Roche Holdings AG Ltd sponsored ADR                        2,662,520
                                                                     $16,552,579

PHOTOGRAPHY/IMAGING --- 3.80%
    166,500 Fuji Photo Film Co Ltd ADR                                 5,471,190
     93,610 Olympus Corp sponsored ADR*                                1,804,848
                                                                      $7,276,038

PRINTING & PUBLISHING --- 2.00%
    107,800 Reed Elsevier PLC sponsored ADR                            3,827,978
                                                                      $3,827,978

REAL ESTATE --- 0.61%
    137,000 Cheung Kong Holdings Ltd unsponsored ADR*                 1,172,693
                                                                      $1,172,693

RETAIL --- 3.42%
     44,000 Boots Group PLC*                                           1,022,331
     83,200 Compagnie Financiere Richemont AG sponsored ADR*           2,302,044
    281,300 Kingfisher PLC sponsored ADR                               3,234,950
                                                                      $6,559,325

TELEPHONE & TELECOMMUNICATIONS --- 9.92%
    112,500 BCE Inc*                                                   2,435,625
    154,000 KT Corp sponsored ADR                                      2,782,780
    151,800 Nippon Telegraph & Telephone Corp sponsored ADR            3,032,964
    336,300 Nokia OYJ sponsored ADR                                    4,614,036
    225,700 Portugal Telecom SGPS SA sponsored ADR                     2,482,700
    113,340 Telefonos de Mexico SA sponsored ADR Class L               3,657,482
                                                                     $19,005,587

TOYS --- 1.82%
    231,600 Nintendo Co Ltd ADR                                        3,485,580
                                                                      $3,485,580

TRANSPORTATION --- 1.81%
    141,897 TPG NV ADR                                                 3,476,477
                                                                      $3,476,477

TOTAL COMMON STOCK --- 97.76%                                       $187,384,743
(Cost $161,439,156)

SHORT-TERM INVESTMENTS

  4,293,000 Federal Home Loan Bank                                     4,293,000
               1.521%, October 1, 2004

TOTAL SHORT-TERM INVESTMENTS --- 2.24%                                $4,293,000
(Cost $4,293,000)

TOTAL MAXIM INVESCO ADR PORTFOLIO --- 100%                          $191,677,743
(Cost $165,732,156)

Legend
* Non-income Producing Security
ADR - American Depository Receipt

Summary of Investments by Country

Maxim INVESCO ADR Portfolio
September 30, 2004
UNAUDITED
                                                              % of Portfolio
          Country                      Value ($)               Investments
-----------------------------   -----------------------     -------------------
Australia                        $     3,439,800                         1.79%
Canada                                 4,736,735                         2.47%
Denmark                                5,375,400                         2.80%
Finland                               10,424,277                         5.44%
France                                 7,624,307                         3.98%
Germany                                6,452,153                         3.37%
Hong Kong                              3,370,804                         1.76%
Italy                                  4,054,030                         2.12%
Japan                                 33,377,502                        17.41%
Korea                                  4,815,765                         2.51%
Mexico                                 3,657,482                         1.91%
Netherlands                           17,946,219                         9.36%
Norway                                 2,356,608                         1.23%
Portugal                               2,482,700                         1.30%
Spain                                  5,154,161                         2.69%
Sweden                                 5,990,166                         3.13%
Switzerland                           21,016,046                        10.96%
Taiwan                                 1,976,352                         1.03%
United Kingdom                        43,134,236                        22.50%
United States                          4,293,000                         2.24%
                                -----------------------     -------------------
                                 $   191,677,743                       100.00%
                                =======================     ===================

Short-term and money market securities are valued at amortized cost which approximates market value. Equity securities listed on an established exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business. The Maxim INVESCO ADR Portfolio utilizes the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

At September 30, 2004, the U.S. Federal income tax cost basis was $166,814,906. The Maxim INVESCO ADR Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $29,307,026 and gross depreciation of securities in which there was an excess of tax cost over value of $4,444,189, resulting in net appreciation of $24,862,837.

Maxim Series Fund, Inc.

Maxim Index 600 Portfolio
Schedule of Investments
September 30, 2004
UNAUDITED

BONDS

TRANSPORTATION --- 0.00%
      1,728 TIMCO Aviation Services Inc @                                      0
            Convertible
            8.000% January 2, 2007

TOTAL BONDS --- .00%                                                         $00
(Cost $0)

COMMON STOCK

AEROSPACE & DEFENSE --- 2.23%
     10,329 AAR Corp*                                                    128,596
      3,600 Applied Signal Technology Inc                                115,164
     10,605 Armor Holdings Inc*                                          441,274
      8,616 Cubic Corp                                                   197,306
      8,762 DRS Technologies Inc*                                        328,049
      6,425 EDO Corp                                                     178,294
      8,396 Engineered Support Systems Inc                               383,193
      6,816 Esterline Technologies Corp*                                 208,501
     14,418 GenCorp Inc                                                  195,364
      5,712 InVision Technologies Inc*                                   256,983
      7,295 Kaman Corp Class A                                            87,102
      6,790 Mercury Computer Systems Inc*                                182,787
      8,250 Moog Inc*                                                    299,475
     10,398 Teledyne Technologies Inc*                                   260,366
      5,071 Triumph Group Inc*                                           171,552
                                                                      $3,434,006

AGRICULTURE --- 0.57%
     11,904 Corn Products International Inc                              548,774
     12,367 Delta & Pine Land Co                                         330,817
                                                                        $879,591

AIR FREIGHT --- 0.46%
     14,400 EGL Inc*                                                     435,744
      6,914 Forward Air Corp*                                            276,698
                                                                        $712,442

AIRLINES --- 0.31%
     14,582 FLYi Inc*                                                    57,016
     11,385 Frontier Airlines Inc*                                        87,437
     10,077 Mesa Air Group Inc*                                           51,393
     18,727 SkyWest Inc                                                  281,841
                                                                        $477,687

AUTO PARTS & EQUIPMENT --- 0.14%
      5,043 Midas Inc*                                                    81,697
      6,322 Standard Motor Products Inc                                   95,525
     18,673 Tower Automotive Inc*                                         39,027
                                                                        $216,249

AUTOMOBILES --- 0.60%
      4,964 Coachmen Industries Inc                                       78,332
     17,775 Fleetwood Enterprises Inc*                                   269,825
      9,410 Monaco Coach Corp                                            203,727
     10,858 Winnebago Industries Inc                                     376,121
                                                                        $928,005

BANKS --- 6.13%
      8,782 Boston Private Financial Holdings Inc                        219,199
     14,911 Chittenden Corp                                              406,325
      9,800 Community Bank System Inc*                                   246,274
     11,935 Community First Bankshares Inc                               382,636
     16,216 East West Bancorp Inc                                        544,695
     12,964 First BanCorp                                                626,161
     15,020 First Midwest Bancorp Inc                                    519,091
      5,069 First Republic Bank                                          233,174
     12,870 Gold Banc Corp Inc                                           173,616
     14,530 Hudson United Bancorp                                        535,431
      9,093 Irwin Financial Corp                                         234,781
      6,500 PrivateBancorp Inc                                           175,240
     10,666 Provident Bankshares Corp                                    357,844
     20,600 Republic Bancorp Inc                                         317,240
      9,423 Riggs National Corp                                          209,191
     22,729 South Financial Group Inc                                    640,958
     22,218 Southwest Bancorp of Texas Inc                               447,471
     14,411 Sterling Bancshares Inc                                      193,828
     14,930 Susquehanna Bancshares Inc                                   367,278
     23,873 TrustCo Bank Corp NY                                         306,052
     14,634 UCBH Holdings Inc                                            571,750
     14,110 Umpqua Holdings Corp                                         318,322
     13,949 United Bankshares Inc                                        483,333
     13,174 Whitney Holding Corp                                         553,308
      6,667 Wintrust Financial Corp                                      381,886
                                                                      $9,445,084

BIOTECHNOLOGY --- 0.94%
      9,244 ArQule Inc*                                                   42,707
      9,851 Enzo Biochem Inc*                                            147,765
     11,008 IDEXX Laboratories Inc*                                      558,546
     17,859 Regeneron Pharmaceuticals Inc*                               155,016
     19,373 Savient Pharmaceuticals Inc*                                  44,558
     13,227 Techne Corp*                                                 505,007
                                                                      $1,453,599

BROADCAST/MEDIA --- 0.01%
      4,946 SCM Microsystems Inc*                                         13,552
                                                                         $13,552

BUILDING MATERIALS --- .98%
      8,755 Apogee Enterprises Inc                                       113,202
      6,315 ElkCorp                                                      175,304
     18,877 Lennox International Inc                                     282,022
      7,705 Simpson Manufacturing Co Inc                                 486,956
      9,194 Standard Register Co                                          96,537
      6,940 Texas Industries Inc                                         356,994
                                                                      $1,511,015

CHEMICALS --- 1.86%
      9,796 A Schulman Inc                                               215,904
      7,558 Arch Chemicals Inc                                           215,403
      8,389 Cambrex Corp                                                 184,139
     10,695 Georgia Gulf Corp                                            476,890
      9,202 HB Fuller Co                                                 252,135
     10,800 Headwaters Inc*                                              333,288
      9,771 MacDermid Inc                                                282,968
      4,511 Material Sciences Corp*                                       60,853
      9,153 OM Group Inc*                                                334,634
     12,908 Omnova Solutions Inc*                                         77,835
      2,806 Penford Corp                                                  48,852
     29,485 PolyOne Corp*                                                221,727
      3,140 Quaker Chemical Corp                                          75,831
     10,255 Wellman Inc                                                   86,962
                                                                      $2,867,421

COMMUNICATIONS - EQUIPMENT --- 1.13%
     35,383 Adaptec Inc*                                                 268,911
      7,352 Audiovox Corp Class A*                                       123,808
      3,671 Bel Fuse Inc Class B                                         121,437
      5,703 Black Box Corp                                               210,726
      4,106 Brooktrout Inc*                                               37,200
     13,844 C-COR.net Corp*                                              116,982
      6,897 Digi International Inc*                                       78,833
     23,236 Harmonic Inc*                                                154,519
      8,279 Inter-Tel Inc                                                178,992
      7,735 Network Equipment Technologies Inc*                           51,128
      6,689 PC-Tel Inc*                                                   55,251
     14,405 SymmetriCom Inc*                                             136,271
      4,230 Tollgrade Communications Inc*                                 37,182
      8,596 ViaSat Inc*                                                  172,780
                                                                      $1,744,020

COMPUTER HARDWARE & SYSTEMS --- 0.85%
     10,800 Avid Technology Inc*                                         506,196
      8,347 Hutchinson Technology Inc*                                   223,115
     22,081 Pinnacle Systems Inc*                                         92,078
      4,855 SBS Technologies Inc*                                         59,231
      4,100 ScanSource Inc*                                              261,580
      8,000 Synaptics Inc*                                               161,280
                                                                      $1,303,480

COMPUTER SOFTWARE & SERVICES --- 4.72%
      4,975 ANSYS Inc*                                                   247,407
      9,439 CACI International Inc Class A*                              498,190
     19,357 CIBER Inc*                                                   145,565
     10,077 Captaris Inc*                                                 42,928
      4,615 Catapult Communications Corp*                                 86,947
      5,814 Concord Communications Inc*                                   51,890
     11,400 Digital Insight Corp*                                        155,382
      5,750 EPIQ Systems Inc*                                             89,585
     10,011 FactSet Research Systems Inc                                 482,530
     12,638 FileNET Corp*                                                220,659
      9,700 FindWhat.Com*                                                181,681
     12,598 Hyperion Solutions Corp*                                     428,206
     15,200 Internet Security Systems Inc*                               258,400
      9,326 JDA Software Group Inc*                                      100,907
     10,072 Kronos Inc*                                                  446,089
      6,989 MAXIMUS Inc*                                                 201,353
      5,995 MICROS Systems Inc*                                          300,170
      7,994 MRO Software Inc*                                             79,940
     10,430 ManTech International Corp*                                  195,250
      9,645 Manhattan Associates Inc*                                    235,531
      6,470 MapInfo Corp*                                                 69,876
     10,322 NYFIX Inc*                                                    62,758
     12,320 Netegrity Inc*                                                92,523
      7,846 Phoenix Technologies Ltd*                                     39,152
     11,696 Progress Software Corp*                                      232,750
      5,057 QRS Corp*                                                     34,994
      8,437 Radiant Systems Inc*                                          33,917
     11,111 Roxio Inc*                                                    57,111
     14,271 SERENA Software Inc*                                         238,754
      5,621 SPSS Inc*                                                     74,928
      4,404 TALX Corp                                                    101,688
     12,544 THQ Inc*                                                     244,106
     14,515 Take-Two Interactive Software Inc*                           476,818
     11,819 Verity Inc*                                                  152,229
     14,290 WebEx Communications Inc*                                    311,808
      7,508 Websense Inc*                                                312,858
     10,255 Zix Corp*                                                     46,968
      7,530 j2 Global Communications Inc*                                237,873
                                                                      $7,269,721

CONGLOMERATES --- 0.21%
      3,870 Standex International Corp                                    94,815
     12,326 Tredegar Corp                                                224,333
                                                                        $319,148

CONTAINERS --- 0.41%
     11,731 AptarGroup Inc                                               515,812
     10,731 Myers Industries Inc                                         117,504
                                                                        $633,316

COSMETICS & PERSONAL CARE --- 0.35%
     21,512 NBTY Inc*                                                    463,799
      4,800 Nature's Sunshine Products Inc                                72,816
                                                                        $536,615

DISTRIBUTORS --- 1.43%
      6,065 Advanced Marketing Services Inc                               65,441
     19,798 Hughes Supply Inc                                            593,940
      3,056 Lawson Products Inc                                          125,204
      4,007 Nash Finch Co                                                126,020
     12,648 Owens & Minor Inc                                            321,259
     14,900 Performance Food Group Co*                                   353,130
     13,995 Priority Healthcare Corp*                                    281,999
     12,838 United Natural Foods Inc*                                    341,491
                                                                      $2,208,484

ELECTRIC COMPANIES --- 1.08%
      9,500 ALLETE Inc*                                                  308,750
      5,099 CH Energy Group Inc                                          233,534
      3,888 Central Vermont Public Service Corp                           78,188
     15,124 Cleco Corp                                                   260,738
     15,291 El Paso Electric Co*                                         245,726
      1,673 Green Mountain Power Corp                                     43,582
      4,721 UIL Holdings Corp                                            232,226
     10,977 UniSource Energy Corp                                        267,290
                                                                      $1,670,034

ELECTRONIC INSTRUMENT & EQUIP --- 5.70%
      9,474 AO Smith Corp                                                230,692
     13,660 Acuity Brands Inc                                            324,698
     23,850 Aeroflex Inc*                                                252,095
     10,354 Agilysys Inc                                                 179,021
     11,945 Anixter International Inc                                    419,150
     12,546 Artesyn Technologies Inc*                                    125,209
      4,742 BEI Technologies Inc                                         129,931
     10,630 Baldor Electric Co                                           251,506
      9,001 Bell Microproducts Inc*                                       69,848
     13,227 Benchmark Electronics Inc*                                   394,165
      8,157 C&D Technologies Inc                                         155,146
     11,612 CTS Corp                                                     146,311
     12,009 Checkpoint Systems Inc*                                      186,980
     14,787 Cognex Corp                                                  387,419
      9,802 Coherent Inc*                                                254,264
      6,100 Daktronics Inc*                                              149,145
      9,078 Electro Scientific Industries Inc*                           157,503
     10,872 Flir Systems Inc*                                            636,012
      7,462 Global Imaging Systems Inc*                                  231,919
      8,322 Intermagnetics General Corp*                                 192,654
      6,671 Itron Inc*                                                   116,409
      5,167 Keithley Instruments Inc                                      90,164
      7,200 Littelfuse Inc*                                              248,616
      9,127 MagneTek Inc*                                                 68,179
     11,392 Methode Electronics Inc Class A                              145,704
      6,428 Park Electrochemical Corp                                    136,274
     12,778 Paxar Corp*                                                  289,805
      5,431 Photon Dynamics Inc*                                         110,249
      4,618 Planar Systems Inc*                                           51,768
      6,013 RadiSys Corp*                                                 83,881
      7,856 Regal-Beloit Corp                                            190,037
      5,441 Rogers Corp*                                                 231,188
     11,974 Roper Industries Inc                                         688,026
     12,942 Technitrol Inc*                                              252,369
     16,490 Trimble Navigation Ltd*                                      521,084
      9,563 Veeco Instruments Inc*                                       200,536
     13,537 Vicor Corp                                                   136,859
      3,655 Woodward Governor Co                                         246,676
      6,663 X-Rite Inc                                                    97,080
                                                                      $8,778,572

ELECTRONICS - SEMICONDUCTOR --- 2.88%
     10,114 ATMI Inc*                                                    207,135
      8,304 Actel Corp*                                                  126,221
     10,521 Advanced Energy Industries Inc*                               97,740
     11,352 Alliance Semiconductor Corp*                                  39,278
     32,105 Axcelis Technologies Inc*                                    265,829
     14,258 Brooks Automation Inc*                                       201,751
      6,899 Cohu Inc                                                     101,967
     11,885 Cymer Inc*                                                   340,624
      9,105 DSP Group Inc*                                               191,660
      5,888 DuPont Photomasks Inc*                                       100,332
     12,658 ESS Technology Inc*                                           86,707
     13,136 Exar Corp*                                                   186,006
     10,703 FEI Co*                                                      211,491
      8,389 Helix Technology Corp                                        114,048
     22,548 Kopin Corp*                                                   91,770
     16,398 Kulicke & Soffa Industries Inc*                               92,649
     19,158 Microsemi Corp*                                              270,128
      8,413 Pericom Semiconductor Corp*                                   81,270
     10,476 Photronics Inc*                                              174,111
      9,893 Power Integrations Inc*                                      202,114
      5,303 Rudolph Technologies Inc*                                     88,772
     50,040 Skywork Solutions Inc*                                       475,380
      5,841 Standard Microsystems Corp*                                  102,276
      4,157 Supertex Inc*                                                 80,771
      6,955 Three-Five Systems Inc*                                       19,057
      7,661 Ultratech Inc*                                              120,048
     11,754 Varian Semiconductor Equipment Associates Inc*               363,199
                                                                      $4,432,334

ENGINEERING & CONSTRUCTION --- 0.62%
      4,917 EMCOR Group Inc*                                             184,978
      8,625 Insituform Technologies Inc Class A*                         161,029
     20,544 Shaw Group Inc*                                              246,528
     13,814 URS Corp*                                                    368,558
                                                                        $961,093

FINANCIAL SERVICES --- 3.54%
      7,454 Anchor Bancorp Wisconsin Inc                                 193,059
     19,200 BankAtlantic Bancorp Inc Class B                             351,744
      9,681 BankUnited Financial Corp*                                   282,201
     18,980 Brookline Bancorp Inc                                        297,417
     12,820 Commercial Federal Corp                                      345,884
     11,935 Dime Community Bancshares                                    200,508
      9,033 Downey Financial Corp                                        496,454
      5,334 FirstFed Financial Corp*                                     260,726
     19,714 Flagstar Bancorp Inc                                         419,514
     24,835 Fremont General Corp                                         574,930
     10,560 MAF Bancorp Inc                                              455,453
     11,023 New Century Financial Corp                                   663,805
      5,458 SWS Group Inc                                                 87,765
      7,310 Sterling Financial Corp*                                     257,604
     10,785 Waypoint Financial Corp                                      297,342
      5,900 World Acceptance Corp*                                       137,175
                                                                      $5,321,581

FOOD & BEVERAGES --- 1.01%
      5,842 American Italian Pasta Co Class A                            152,768
     14,062 Flowers Foods Inc                                            363,503
     11,694 Hain Celestial Group Inc*                                    206,750
      2,958 J&J Snack Foods Corp*                                        126,839
      9,525 Lance Inc                                                    153,829
      9,460 Ralcorp Holdings Inc*                                        341,506
      6,400 Sanderson Farms Inc                                          214,080
                                                                      $1,559,275

GOLD, METALS & MINING --- 2.34%
      5,042 AM Castle & Co*                                               51,176
      9,400 AMCOL International Corp                                     179,728
      6,100 Brush Engineered Materials Inc*                              126,331
      7,700 Carpenter Technology Corp                                    367,598
     10,245 Century Aluminum Co*                                         284,094
      3,465 Cleveland-Cliffs Inc*                                        280,215
      9,379 Commercial Metals Co                                         372,534
      5,196 Commonwealth Industries Inc*                                  48,531
      4,970 IMCO Recycling Inc*                                           56,658
     24,462 Massey Energy Co                                             707,686
      5,310 Quanex Corp                                                  272,297
      7,972 Ryerson Tull Inc                                             136,879
     15,963 Steel Dynamics Inc                                           616,491
      4,098 Steel Technologies Inc                                       104,978
                                                                      $3,605,196

HARDWARE & TOOLS --- 0.57%
     13,942 Florida Rock Industries Inc                                  683,019
      9,395 Griffon Corp*                                                198,235
                                                                        $881,254

HEALTH CARE RELATED --- 4.09%
      7,994 AMERIGROUP Corp*                                             449,663
     15,655 Accredo Health Inc*                                          368,988
      9,767 AmSurg Corp*                                                 206,865
     10,580 American Healthways Inc*                                     307,984
      7,800 BioLase Technology Inc                                        63,648
      6,585 Centene Corp*                                                280,389
     11,592 Cerner Corp*                                                 501,470
     10,230 Cross Country Healthcare Inc*                                158,565
      7,454 Cryolife Inc                                                  54,116
      4,159 Curative Health Services Inc*                                 28,572
      7,700 Cyberonics Inc*                                              157,542
     13,399 Dendrite International Inc*                                  215,992
      7,800 Gentiva Health Services Inc*                                 127,686
     20,852 Hooper Holmes Inc                                             93,417
      5,500 LabOne Inc*                                                  160,765
     11,547 NDCHealth Corp                                               185,329
     11,725 Odyssey Healthcare Inc*                                      208,119
     16,098 Orthodontic Centers of America Inc*                           76,305
      8,351 PAREXEL International Corp*                                  163,680
      7,803 Pediatrix Medical Group Inc*                                 427,995
     18,162 Pharmaceutical Product Development Inc*                      653,832
     16,019 Province Healthcare Co*                                      335,117
      5,218 RehabCare Group Inc*                                         120,171
      8,662 Sierra Health Services Inc*                                  415,170
      6,614 Sunrise Senior Living Inc*                                   232,284
      9,150 United Surgical Partners International Inc*                  314,303
                                                                      $6,307,967

HOMEBUILDING --- 2.10%
     22,941 Champion Enterprises Inc*                                    236,063
     10,520 MDC Holdings Inc                                             769,012
      4,200 Meritage Homes Corp*                                        330,120
      2,139 NVR Inc*                                                   1,178,566
      2,722 Skyline Corp                                                 109,016
     10,864 Standard Pacific Corp                                        612,404
                                                                      $3,235,181

HOTELS/MOTELS --- 0.23%
      9,562 Marcus Corp                                                  186,172
     14,357 Prime Hospitality Corp*                                      174,725
                                                                        $360,897

HOUSEHOLD GOODS --- .98%
      7,748 Applica Inc*                                                  31,302
      3,736 Bassett Furniture Industries Inc                              70,536
      4,230 Department 56 Inc*                                            68,949
      4,562 Enesco Group Inc*                                             31,250
     12,024 Ethan Allen Interiors Inc                                    417,834
      9,809 Fedders Corp                                                  40,119
     16,614 Interface Inc*                                               133,244
     16,698 La-Z-Boy Inc                                                 253,476
      4,383 Libbey Inc                                                    81,962
      2,167 National Presto Industries Inc                                90,624
      6,682 Russ Berrie & Co Inc                                         134,642
      5,456 WD-40 Co                                                     156,042
                                                                      $1,509,980

INSURANCE RELATED --- 2.25%
     10,222 Delphi Financial Group Inc Class A                           410,618
     11,522 Hilb Rogal & Hobbs Co                                        417,327
      5,838 LandAmerica Financial Group Inc                              265,629
      7,212 Philadelphia Consolidated Holding Corp*                      397,525
      9,400 ProAssurance Corp*                                           329,188
      8,122 RLI Corp                                                     304,981
      3,149 SCPIE Holdings Inc                                            28,247
      8,965 Selective Insurance Group Inc                                333,498
      5,859 Stewart Information Services Corp                            230,727
     14,967 UICI                                                         490,020
      6,208 Zenith National Insurance Corp                               262,660
                                                                      $3,470,420

INVESTMENT BANK/BROKERAGE FIRM --- 0.60%
     16,700 Commercial Net Lease Realty Inc                              304,274
     13,400 Investment Technology Group Inc*                             205,020
      6,410 Piper Jaffray Cos Inc*                                       253,772
      9,450 Presidential Life Corp                                       162,351
                                                                        $925,417

LEISURE & ENTERTAINMENT --- 2.48%
      4,367 4Kids Entertainment Inc*                                      88,213
      5,874 Action Performance Cos Inc                                    59,504
      6,716 Arctic Cat Inc                                               174,280
      9,484 Argosy Gaming Co*                                            371,773
     11,145 Aztar Corp*                                                  294,228
     10,955 Bally Total Fitness*                                          39,876
      8,404 JAKKS Pacific Inc*                                           193,292
     15,004 K2 Inc*                                                      214,707
      6,360 Meade Instruments Corp*                                       19,780
      9,000 Multimedia Games Inc*                                        139,500
     10,535 Nautilus Group Inc                                           237,986
     11,412 Pinnacle Entertainment Inc*                                  157,486
     13,786 Polaris Industries Inc                                       769,535
     17,041 SCP Pool Corp                                                455,676
      7,485 Shuffle Master Inc*                                          280,388
      8,600 Sturm Ruger & Co Inc                                          77,486
      9,723 WMS Industries Inc*                                          249,784
                                                                      $3,823,494

MACHINERY --- 4.99%
     10,684 Albany International Corp Class A                            318,490
      6,366 Astec Industries Inc*                                        121,718
      7,433 Barnes Group Inc                                             204,185
      8,264 Briggs & Stratton Corp                                       671,037
      8,235 CLARCOR Inc                                                  392,562
      5,460 CUNO Inc*                                                    315,315
      6,765 Dionex Corp*                                                 370,046
      6,373 Gardner Denver Inc*                                          175,704
     16,260 IDEX Corp                                                    552,190
     13,982 JLG Industries Inc                                           234,898
      9,129 Kaydon Corp                                                  262,641
      3,791 Lindsay Manufacturing Co                                     101,713
      5,202 Lydall Inc*                                                   48,379
      8,589 Manitowoc Co Inc                                             304,566
     11,445 Milacron Inc*                                                 35,136
     11,292 Mueller Industries Inc                                       484,991
     11,332 Oshkosh Truck Corp                                           646,604
      4,645 Robbins & Myers Inc                                          102,190
      9,234 Stewart & Stevenson Services Inc                             163,165
      5,657 Thomas Industries Inc                                        177,630
     28,956 Timken Co                                                    712,897
      7,336 Toro Co                                                      501,049
      7,663 Valmont Industries Inc                                       159,927
     10,851 Wabash National Corp*                                        298,077
     10,427 Watts Water Technologies Inc                                 279,965
      4,694 Wolverine Tube Inc*                                           54,216
                                                                      $7,689,291

MANUFACTURING --- 1.22%
      6,331 Applied Industrial Technologies Inc                          226,270
     15,064 Belden CDT Inc*                                              328,395
      6,884 Curtiss-Wright Corp                                          393,971
      6,825 RTI International Metals Inc*                                132,200
     10,488 Reliance Steel & Aluminum Co                                 416,374
      7,500 Sonic Solutions*                                             122,400
      8,610 Watsco Inc                                                   258,558
                                                                      $1,878,168

MEDICAL PRODUCTS --- 5.19%
     11,459 Advanced Medical Optics Inc*                                 453,433
     10,889 American Medical Systems Holdings Inc*                       394,944
      4,373 Analogic Corp                                                182,310
      6,924 ArthroCare Corp*                                             202,804
      5,105 Bosite Inc*                                                  249,941
      9,625 CONMED Corp*                                                 253,138
     10,581 Cooper Cos Inc                                               725,328
      7,000 DJ Orthopedics Inc*                                          123,550
      4,780 Datascope Corp                                               178,294
      9,428 Diagnostic Products Corp                                     385,322
      8,160 Haemonetics Corp*                                            267,974
      6,550 Hologic Inc*                                                 126,219
      4,385 ICU Medical Inc*                                             114,185
      9,600 Immucor Inc*                                                 237,600
      9,272 Integra LifeSciences Holdings*                               297,724
     10,044 Invacare Corp                                                462,024
      3,700 Kensey Nash Corp*                                             96,903
     13,692 Mentor Corp                                                  461,147
      8,400 Merit Medical Systems Inc*                                   126,924
      5,470 Osteotech Inc*                                                21,552
      8,740 PolyMedica Corp                                              269,192
      5,804 Possis Medical Inc*                                           90,891
     10,892 ResMed Inc*                                                  518,568
     11,203 Respironics Inc*                                             598,688
     10,348 Sola International Inc*                                      197,129
      5,673 SurModics Inc*                                               134,734
     12,569 Sybron Dental Specialties Inc*                               373,174
      9,644 Theragenics Corp*                                             35,201
      9,923 Viasys Healthcare Inc*                                       166,012
      4,119 Vital Signs Inc                                              131,726
      6,820 Wilson Greatbatch Technologies Inc*                          122,010
                                                                      $7,998,641

MISCELLANEOUS --- 0.15%
      4,039 Chemed Corp                                                  225,134
                                                                        $225,134

OFFICE EQUIPMENT & SUPPLIES --- 0.69%
      7,693 Brady Corp Class A                                           375,188
      7,123 Gerber Scientific Inc*                                        46,941
      5,296 Imagistics International Inc*                                177,946
     10,715 United Stationers Inc*                                       465,031
                                                                      $1,065,106

OIL & GAS --- 5.55%
      4,462 Atwood Oceanics Inc*                                         212,123
     10,677 Cabot Oil & Gas Corp Class A                                 479,397
     12,355 Cal Dive International Inc*                                  440,085
      5,203 Carbo Ceramics Inc                                           375,344
     13,380 Cimarex Energy Co*                                           467,497
      5,585 Dril-Quip Inc*                                               124,546
      8,670 Frontier Oil Corp                                            204,699
      7,401 Hydril Co*                                                   317,873
     24,428 Input/Output Inc*                                            251,853
      9,349 Lone Star Technologies Inc*                                  353,392
     13,666 Maverick Tube Corp*                                          421,049
      8,138 Oceaneering International Inc*                               299,804
      7,408 Offshore Logistics Inc*                                      254,983
     22,760 Patina Oil & Gas Corp                                        673,013
      5,300 Petroleum Development Corp*                                  232,246
      8,877 Remington Oil & Gas Corp*                                    233,021
      5,880 SEACOR SMIT Inc*                                             274,890
     10,924 Spinnaker Exploration Co*                                    382,777
      9,239 St Mary Land & Exploration Co                                367,805
      8,599 Stone Energy Corp*                                           376,292
      9,020 Swift Energy Co*                                             216,119
      7,176 TETRA Technologies Inc*                                      222,815
     14,747 Unit Corp*                                                   517,325
     10,779 Veritas DGC Inc*                                             245,546
     20,978 Vintage Petroleum Inc                                        421,028
      8,834 W-H Energy Services Inc*                                     183,306
                                                                      $8,548,828

PAPER & FOREST PRODUCTS --- 0.97%
     11,847 Buckeye Technologies Inc*                                    132,094
      9,151 Caraustar Industries Inc*                                    153,462
      6,316 Chesapeake Corp                                              151,710
      3,956 Deltic Timber Corp                                           157,409
      5,046 Pope & Talbot Inc                                             88,810
     11,436 Rock-Tenn Co Class A                                         180,003
      4,792 Schweitzer-Mauduit International Inc                         155,261
      5,720 Universal Forest Products Inc                                195,624
     16,600 Wausau-Mosinee Paper Corp                                    276,390
                                                                      $1,490,763

PERSONAL LOANS --- 0.18%
      9,122 Cash America International Inc                               223,124
      7,890 Rewards Network Inc*                                          52,626
                                                                        $275,750

PHARMACEUTICALS --- 1.22%
     16,894 Alpharma Inc Class A                                         308,991
      5,000 Bradley Pharmaceuticals Inc*                                 101,750
     22,788 MGI Pharma Inc*                                              608,212
     18,256 Medicis Pharmaceutical Corp Class A                          712,714
      7,490 Noven Pharmaceuticals Inc*                                   156,092
                                                                      $1,887,759

POLLUTION CONTROL --- 0.45%
      7,308 Ionics Inc*                                                  197,316
     15,448 Waste Connections Inc*                                       489,393
                                                                        $686,709

PRINTING & PUBLISHING --- 0.71%
     11,289 Bowne & Co Inc                                               146,644
      4,370 Consolidated Graphics Inc*                                   183,103
      5,585 Financial Federal Corp*                                      209,326
      6,745 Information Holdings Inc*                                    183,666
      8,902 John H Harland Co                                            279,078
      4,675 Thomas Nelson Inc                                             91,396
                                                                      $1,093,213

RAILROADS --- 0.20%
     20,145 Kansas City Southern*                                        305,600
                                                                        $305,600

REAL ESTATE --- 2.31%
     12,313 Capital Automotive REIT                                      385,028
      8,821 Colonial Properties Trust REIT                               354,781
      7,900 Entertainment Properties REIT                                298,620
      7,467 Essex Property Trust REIT                                    536,504
      9,407 Gables Residential Trust REIT                                321,249
     10,305 Glenborough Realty Trust Inc REIT                            214,035
      9,146 Kilroy Realty Corp REIT                                      347,822
     15,580 Lexington Corporate Properties Trust REIT                    338,242
     14,776 Shurgard Storage Centers Inc REIT                            573,309
      4,900 Sovran Self Storage Inc REIT                                 191,982
                                                                      $3,561,572

RESTAURANTS --- 2.53%
     11,770 CEC Entertainment Inc*                                       432,548
      6,530 IHOP Corp                                                    249,511
     11,907 Jack In The Box Inc*                                         377,809
      8,893 Landry's Seafood Restaurants Inc                             242,690
      7,030 Lone Star Steakhouse & Saloon Inc                            181,585
      6,792 O'Charley's Inc*                                             110,710
      8,289 PF Changs China Bistro Inc*                                  401,934
      9,786 Panera Bread Co Class A*                                     367,366
      5,461 Papa John's International Inc*                               167,543
     10,907 Rare Hospitality International Inc*                          290,672
     13,410 Ryan's Restaurant Group Inc*                                 199,004
     19,180 Sonic Corp*                                                  491,583
      8,792 Steak N Shake Co*                                            150,167
     20,580 Triarc Cos Inc                                               236,053
                                                                      $3,899,175

RETAIL --- 5.17%
     15,965 Aaron Rents Inc                                              347,398
      4,343 Building Materials Holding Corp                              119,519
     14,389 Burlington Coat Factory Warehouse Corp                       305,478
     16,070 Casey's General Stores Inc                                   298,741
      6,578 Cato Corp Class A                                            146,361
      8,670 Children's Place*                                            207,300
     11,724 Christopher & Banks Corp                                     187,701
      7,083 Cost Plus Inc*                                               250,597
      9,526 Dress Barn Inc*                                              166,229
      7,640 Electronics Boutique Holdings Corp*                          260,524
     12,577 Freds Inc                                                    225,883
      6,998 Genesco Inc*                                                 164,803
     10,537 Goody's Family Clothing Inc                                   88,722
     12,374 Great Atlantic & Pacific Tea Co Inc*                          75,481
      7,356 Group 1 Automotive Inc*                                      200,672
      8,130 Guitar Center*                                               352,029
      9,851 Gymboree Corp*                                               141,854
      6,066 Hancock Fabrics Inc                                           72,610
      7,235 Haverty Furniture Inc                                        126,902
      7,500 Hibbett Sporting Goods Inc*                                  153,675
     15,044 Hot Topic Inc*                                               256,350
     15,541 Insight Enterprises Inc*                                     261,710
      6,457 J Jill Group Inc*                                            128,171
      7,246 Jo-Ann Stores Inc*                                           203,178
     14,489 Linens 'n Things Inc*                                        335,710
     12,000 Longs Drug Stores Corp                                       290,400
     11,687 Men's Wearhouse Inc*                                         339,507
     10,380 Movie Gallery Inc                                            181,961
     19,306 Pep Boys - Manny Moe & Jack                                  270,284
     11,800 Select Comfort Corp*                                         214,760
      9,409 ShopKo Stores Inc*                                           163,811
     13,509 Stein Mart Inc*                                              205,607
      7,150 TBC Corp*                                                    159,731
     11,093 Too Inc*                                                     200,451
     12,368 Tractor Supply Co*                                           388,850
     16,782 Zale Corp*                                                   471,574
                                                                      $7,964,534

SHOES --- 0.52%
      5,843 Brown Shoe Co Inc                                            146,426
     11,176 K-Swiss Inc                                                  215,138
     12,104 Stride Rite Corp                                             124,066
     12,618 Wolverine World Wide Inc                                     317,974
                                                                        $803,604

SPECIALIZED SERVICES --- 3.92%
     15,619 ABM Industries Inc                                           314,723
      9,803 ADVO Inc                                                     303,305
      8,404 Administaff Inc*                                              98,327
      2,843 Angelica Corp                                                 70,734
     10,063 Arbitron Inc*                                                368,406
      6,291 CDI Corp                                                     128,966
      2,435 CPI Corp                                                      32,264
      7,865 Carreker Corp*                                                59,853
     11,785 Central Parking Corp                                         155,798
      6,862 Coinstar Inc*                                                159,885
      6,704 G&K Services Inc Class A                                     266,417
     12,311 Global Payments Inc                                          659,254
      6,197 Heidrick & Struggles International Inc*                      178,598
      3,717 Insurance Auto Auctions Inc*                                  63,747
      5,490 Intrado Inc*                                                  55,504
     13,480 Labor Ready Inc*                                             188,990
      3,347 MemberWorks Inc*                                              87,825
      4,688 Mobile Mini Inc*                                             116,262
     10,230 NCO Group Inc*                                               275,699
      8,116 On Assignment Inc*                                            36,035
     19,905 PRG-Schultz International Inc*                               114,255
      7,116 Pegasus Solutions Inc*                                        84,823
      5,265 Pre-Paid Legal Services Inc*                                 135,205
     11,150 Rayovac Corp*                                                293,803
      5,041 SOURCECORP Inc*                                              111,608
      7,332 School Specialty Inc*                                        288,954
     19,530 Spherion Corp*                                               152,725
      4,687 StarTek Inc                                                  146,984
     18,072 Tetra Tech Inc*                                              228,972
      7,100 Viad Corp                                                    168,483
      4,918 Volt Information Sciences Inc*                               141,491
     10,354 Watson Wyatt & Co Holdings                                   272,310
     15,443 eFunds Corp*                                                 287,085
                                                                      $6,047,290

TELEPHONE & TELECOMMUNICATIONS --- 0.33%
      5,601 Boston Communications Group Inc*                              49,121
      6,830 Commonwealth Telephone Enterprises Inc*                      297,447
     18,420 General Communication Inc Class A*                           166,701
      1,060 Metrocall Inc (rights) @*                                          0
                                                                        $513,269

TEXTILES --- 1.45%
      4,318 Ashworth Inc*                                                 35,408
     22,802 Fossil Inc*                                                  705,494
      2,251 Haggar Corp                                                   38,582
      8,848 Kellwood Co                                                  322,510
      3,781 OshKosh B'Gosh Inc Class A                                    76,376
      5,202 Oxford Industries Inc                                        193,775
      9,902 Phillips-Van Heusen Corp                                     220,617
     18,240 Quiksilver Inc*                                              463,661
     10,510 Russell Corp                                                 176,988
                                                                      $2,233,411

TOBACCO --- 0.06%
     14,528 DIMON Inc                                                     85,570
                                                                         $85,570

TRANSPORTATION --- 1.99%
      8,041 Arkansas Best Corp                                           294,461
     24,176 Heartland Express Inc                                        446,047
      7,927 Kirby Corp*                                                  318,269
     18,102 Knight Transportation Inc*                                   387,745
      9,776 Landstar System Inc*                                         573,656
      8,954 USF Corp                                                     321,359
     15,502 Yellow Roadway Corp*                                         726,889
                                                                      $3,068,426

UNIT INVESTMENT TRUST --- 0.19%
      2,000 iShares S&P SmallCap 600 Index Fund                          288,480
                                                                        $288,480

UTILITIES --- 3.15%

     20,154 Atmos Energy Corp                                            507,679
     15,551 Avista Corp                                                  281,473
      3,579 Cascade Natural Gas Corp                                      75,982
     11,781 Energen Corp                                                 607,311
      6,716 Laclede Group Inc                                            196,309
      5,138 NUI Corp                                                      68,541
      8,956 New Jersey Resources Corp                                    370,778
      8,848 Northwest Natural Gas Co                                     280,747
     12,409 Piedmont Natural Gas Co Inc                                  545,251
     26,304 Southern Union Co*                                           539,232
     11,321 Southwest Gas Corp                                           271,138
     11,666 Southwestern Energy Co*                                      489,855
     16,466 UGI Corp                                                     613,523
                                                                      $4,847,819

WATER --- 0.09%
      5,369 American States Water Co                                     133,688
                                                                        $133,688

TOTAL COMMON STOCK --- 96.94%                                       $149,387,930
(Cost $129,056,580)

SHORT-TERM INVESTMENTS

  4,268,000 Federal Home Loan Bank                                     4,268,000
               1.521%, October 1, 2004
    450,000 United States of America (1)                                 449,018
               1.364%, November 26, 2004

TOTAL SHORT-TERM INVESTMENTS --- 3.06%                                $4,717,018
(Cost $4,717,018)

TOTAL MAXIM INDEX 600 PORTFOLIO --- 100%                            $154,104,948
(Cost $133,773,598)

Legend
* Non-income Producing Security
(1) Collateral for Futures
@ Security has no market value at September 30, 2004.
REIT - Real Estate Investment Trust

Short-term and money market securities are valued at amortized cost which approximates market value. Equity securities listed on an established exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business. The Maxim Index 600 Portfolio utilizes the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

At September 30, 2004, the U.S. Federal income tax cost basis was $134,587,745. The Maxim Index 600 Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $26,586,421 and gross depreciation of securities in which there was an excess of tax cost over value of $7,069,218, resulting in net appreciation of $19,517,203.

As of September 30, 2004, the Maxim Index 600 Portfolio had 18 open Russell 2000 futures contracts. The contracts expire in December 2004 and the Portfolio has recorded unrealized appreciation of $73,990.

Maxim Series Fund, Inc.

Maxim Janus Large Cap Growth Portfolio
Schedule of Investments
September 30, 2004
UNAUDITED

COMMON STOCK

AIR FREIGHT --- 3.88%
    169,355 United Parcel Service Inc Class B                         12,857,432
                                                                     $12,857,432

AUTO PARTS & EQUIPMENT --- 1.08%
    104,010 Advance Auto Parts Inc*                                    3,577,944
                                                                      $3,577,944

BANKS --- 8.59%
    360,045 Bank of America Corp                                      15,600,750
    215,585 Wells Fargo & Co                                          12,855,334
                                                                     $28,456,084

BIOTECHNOLOGY --- 8.30%
    412,400 Genentech Inc*                                            21,618,007
    107,415 Invitrogen Corp*                                           5,906,751
                                                                     $27,524,758

BROADCAST/MEDIA --- 0.06%
      6,115 EchoStar Communications Corp Class A*                        190,299
                                                                        $190,299

COMPUTER HARDWARE & SYSTEMS --- 4.20%
    359,240 Apple Computer Inc*                                       13,920,550
                                                                     $13,920,550

COMPUTER SOFTWARE & SERVICES --- 15.22%
    396,325 Electronic Arts Inc*                                      18,226,987
    143,755 Symantec Corp*                                             7,889,274
    239,665 Yahoo! Inc*                                                8,127,040
    176,225 eBay Inc*                                                 16,202,127
                                                                     $50,445,428

CONGLOMERATES --- 2.52%
    104,305 3M Co                                                      8,341,271
                                                                      $8,341,271

ELECTRONICS - SEMICONDUCTOR --- 2.59%
    404,080 Texas Instruments Inc                                      8,598,822
                                                                      $8,598,822

HEALTH CARE RELATED --- 11.81%
    165,300 Aetna Inc                                                 16,518,429
     49,200 Anthem Inc*                                                4,292,700
    248,500 United Health Group Inc                                   18,324,390
                                                                     $39,135,519

HOUSEHOLD GOODS --- 5.48%
    153,870 Energizer Holdings Inc*                                    7,093,407
    204,260 Procter & Gamble Co                                       11,054,551
                                                                     $18,147,958

INSURANCE RELATED --- 3.88%
    181,680 Allstate Corp                                              8,718,823
      1,447 Berkshire Hathaway Inc Class B*                            4,154,337
                                                                     $12,873,160

OIL & GAS --- 3.88%
     92,025 Murphy Oil Corp                                            7,985,009
    152,425 Suncor Energy Inc                                          4,879,124
                                                                     $12,864,133

PERSONAL LOANS --- 3.26%
    242,305 SLM Corp                                                  10,806,803
                                                                     $10,806,803

PHARMACEUTICALS --- 1.69%
    124,690 Forest Laboratories Inc*                                   5,608,556
                                                                      $5,608,556

RESTAURANTS --- 0.45%
     36,010 Outback Steakhouse Inc                                     1,495,495
                                                                      $1,495,495

RETAIL --- 4.84%
    170,390 Amazon.com Inc*                                            6,962,135
    188,445 Kohl's Corp*                                               9,081,165
                                                                     $16,043,300

SHOES --- 3.21%
    135,190 NIKE Inc Class B                                          10,652,972
                                                                     $10,652,972

TELEPHONE & TELECOMMUNICATIONS --- 2.88%
    400,190 Nextel Communications Inc*                                 9,540,530
                                                                      $9,540,530

WHOLE LOAN --- 3.87%
    137,595 GSR Mortgage Loan Trust                                   12,829,358
                                                                     $12,829,358

TOTAL COMMON STOCK --- 91.69%                                       $303,910,372
(Cost $250,950,527)

SHORT-TERM INVESTMENTS

AGENCY --- 8.3%
   1,000,000 Fannie Mae                                                  999,809
               1.744%, October 5, 2004
   7,000,000 Fannie Mae                                                6,997,644
               1.755%, October 8, 2004
    770,000 Fannie Mae                                                   769,812
               1.785%, October 6, 2004
  3,000,000 Fannie Mae                                                 2,997,976
               1.760%, October 15, 2004
    170,000 Federal Home Loan Bank                                       169,959
               1.775%, October 6, 2004
 15,592,000 Federal Home Loan Bank                                    15,592,000
               1.521%, October 1, 2004

TOTAL SHORT-TERM INVESTMENTS --- 8.3%                                $27,527,200
(Cost $27,527,200)

TOTAL MAXIM JANUS LARGE CAP GROWTH PORTFOLIO --- 100%               $331,437,572
(Cost $278,477,727)

Legend
* Non-income Producing Security

Short-term and money market securities are valued at amortized cost which approximates market value. Equity securities listed on an established exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business. The Maxim Janus Large Cap Growth Portfolio utilizes the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

At September 30, 2004, the U.S. Federal income tax cost basis was $278,477,728. The Maxim Janus Large Cap Growth Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $54,976,503 and gross depreciation of securities in which there was an excess of tax cost over value of $2,016,659, resulting in net appreciation of $52,959,844.


Maxim Series Fund, Inc.

Maxim Loomis Sayles Bond Portfolio
Schedule of Investments
September 30, 2004
UNAUDITED

BONDS

AEROSPACE & DEFENSE --- 0.29%
    866,116 Milit-Air Inc                                                718,940
        CAD Bonds
            5.750% June 30, 2019
                                                                        $718,940

AGENCY --- 8.21%
  2,000,000 Fannie Mae **                                              1,973,778
            2.375% February 15, 2007
  9,000,000 Fannie Mae **                                              5,278,097
        SGD 2.290% February 19, 2009
 14,150,000 Fannie Mae ~                                               7,808,579
        NZD 7.310% October 29, 2007
  4,250,000 Freddie Mac **                                             4,271,722
            3.625% September 15, 2008
    400,000 Freddie Mac **                                               516,776
        EUR 4.625% February 15, 2007
    500,000 Freddie Mac **                                               306,048
        SGD 3.220% June 20, 2007
                                                                     $20,155,000

AIRLINES --- 4.92%
    612,952 American Airlines Inc                                        605,586
            Pass Thru Certificates
            6.978% October 1, 2012
    125,000 American Airlines Inc                                        122,834
            Pass Thru Certificates
            7.024% October 15, 2009
    133,068 Atlas Air Inc                                                125,156
            Pass Thru Certificates
            7.200% January 2, 2019
    214,327 Atlas Air Inc                                                153,349
            Pass Thru Certificates
            7.680% January 2, 2014
    124,857 Atlas Air Inc                                                 52,395
            Pass Thru Certificates
            8.770% January 2, 2011
  1,326,185 Atlas Air Inc                                                941,108
            Pass Thru Certificates
            7.630% January 2, 2015
    394,351 Atlas Air Inc                                                294,028
            Pass Thru Certificates
            9.057% January 2, 2014
    907,876 Atlas Air Inc                                                854,683
            Pass Thru Certificates
            7.380% January 2, 2018
  1,084,689 Continental Airlines Inc                                   1,010,848
            Pass Thru Certificates
            6.703% June 15, 2021
  2,199,100 Continental Airlines Inc                                   2,058,443
            Pass Thru Certificates
            6.648% March 15, 2019
  5,775,833 Continental Airlines Inc                                   5,574,171
            Pass Thru Certificates
            6.545% August 2, 2020
    322,953 US Airways                                                   295,101
            Pass Thru Certificates
            6.850% January 30, 2018
                                                                     $12,087,702

AUTO PARTS & EQUIPMENT --- 0.15%
    250,000 Dana Corp                                                    372,600
        EUR Senior Notes
            9.000% August 15, 2011
                                                                        $372,600

AUTOMOBILES --- 0.93%
  2,075,000 Ford Motor Co                                              1,823,753
            Debentures
            6.375% February 1, 2029
    500,000 General Motors Corp                                          469,242
            Bonds
            6.750% May 1, 2028
                                                                      $2,292,995

BANKS --- 0.48%
  1,000,000 Keycorp Capital III                                        1,174,740
            Company Guaranteed Notes
            7.750% July 15, 2029
                                                                      $1,174,740

BIOTECHNOLOGY --- 0.08%
    200,000 Nektar Therapeutic                                           186,750
            Convertible
            3.500% October 17, 2007
                                                                        $186,750

BROADCAST/MEDIA --- 1.36%
  2,000,000 Charter Communication Holdings LLC                         1,575,000
            Senior Notes
            9.625% November 15, 2009
  1,000,000 Clear Channel Communications Inc                             990,883
            Notes
            4.250% May 15, 2009
    800,000 Rogers Communications Inc Class B                            769,000
            Convertible
            2.000% November 26, 2005
                                                                      $3,334,883

CANADIAN - FEDERAL --- 7.57%
 12,085,000 Government of Canada                                       9,803,599
        CAD Bonds
            4.500% September 1, 2007
  6,525,000 Government of Canada                                       5,300,741
        CAD Bonds
            6.000% September 1, 2005
  3,800,000 Government of Canada                                       3,051,050
        CAD Bonds
            4.250% September 1, 2008
    500,000 Government of Canada                                         425,317
        CAD Bonds
            6.000% June 1, 2008
                                                                     $18,580,707

CANADIAN - PROVINCIAL --- 7.97%
  3,943,115 Province of Alberta                                        3,326,044
        CAD Debentures
            5.930% September 16, 2016
  1,500,000 Province of British Columbia                               1,271,826
        CAD Debentures
            6.000% June 9, 2008
  2,925,000 Province of British Columbia                               2,404,622
        CAD Debentures
            5.250% December 1, 2006
 11,300,000 Province of Manitoba                                       9,501,547
        CAD Debentures
            5.750% June 2, 2008
  3,750,000 Province of Ontario                                        3,078,286
        CAD Debentures
            5.900% March 8, 2006
                                                                     $19,582,325

COMMUNICATIONS - EQUIPMENT --- 3.88%
    500,000 Corning Inc                                                  587,500
            Senior Notes
            3.500% November 1, 2008
  1,000,000 Corning Inc                                                1,042,225
            Debentures
            6.750% September 15, 2013
    365,000 Lucent Technologies Inc                                      365,000
            Unsecured Notes
            5.500% November 15, 2008
  4,100,000 Lucent Technologies Inc                                    3,321,000
            Debentures
            6.450% March 15, 2029
    250,000 Lucent Technologies Inc                                      202,500
            Debentures
            6.500% January 15, 2028
    500,000 Motorola Inc                                                 585,114
            Notes
            7.625% November 15, 2010
    250,000 Motorola Inc                                                 300,491
            Senior Notes
            8.000% November 1, 2011
  3,000,000 Motorola Inc                                               3,115,050
            Debentures
            6.500% November 15, 2028
                                                                      $9,518,880

COMPUTER HARDWARE & SYSTEMS --- 0.10%
    290,000 Maxtor Corp ^                                                255,200
            Convertible
            5.750% March 1, 2012
                                                                        $255,200

ELECTRIC COMPANIES --- 3.06%
    129,000 Commonwealth Edison Co                                       129,076
            Debentures
            4.750% December 1, 2011
  3,385,000 Empresa Nacional de Electricidad SA                        3,450,385
            Bonds
            7.875% February 1, 2027
    700,000 Enersis SA                                                   733,681
            Bonds
            7.375% January 15, 2014
  1,889,000 Enersis SA                                                 1,978,459
            Notes
            7.400% December 1, 2016
    461,250 Quezon Power Philippines Ltd                                 415,125
            Bonds
            8.860% June 15, 2017
    250,000 SP Powerassets Ltd                                           154,111
        SGD Unsubordinated Notes
            3.730% October 22, 2010
    250,000 Southern California Edison Co                                290,159
            Notes
            7.625% January 15, 2010
    335,000 Tenaga Nasional Berhad #                                     376,408
            Debentures
            7.500% November 1, 2025
                                                                      $7,527,404

ELECTRONIC INSTRUMENT & EQUIP --- 1.18%
  2,000,000 Arrow Electronics Inc                                      2,164,046
            Debentures
            6.875% July 1, 2013
    700,000 Arrow Electronics Inc                                        728,596
            Debentures
            6.875% June 1, 2018
                                                                      $2,892,642

ELECTRONICS - SEMICONDUCTOR --- 0.23%
    125,000 Amkor Technology Inc                                         102,500
            Senior Notes
            7.125% March 15, 2011
    500,000 Amkor Technology Inc                                         417,500
            Convertible
            5.000% March 15, 2007
     50,000 Richardson Electronics Ltd                                    50,000
            Convertible
            7.250% December 15, 2006
                                                                        $570,000

FINANCIAL SERVICES --- 3.34%
  1,650,000 Cerro Negro Finance Ltd #                                  1,608,750
            Bonds
            7.900% December 1, 2020
    825,000 Ford Motor Credit Co                                       1,501,687
        GBP Notes
            7.250% February 22, 2005
  2,000,000 General Motors Acceptance Corp                             3,686,415
        GBP Unsubordinated Notes
            7.000% December 7, 2005
    740,625 Merey Sweeney LP #                                           886,010
            Senior Notes
            8.850% December 18, 2019
    484,942 Power Receivables Finance #                                  508,176
            Senior Notes
            6.290% January 1, 2012
                                                                      $8,191,038

FOREIGN BANKS --- 0.90%
  2,250,000 Bangko Sentral Pilipinas                                   1,935,000
            Bonds
            8.600% June 15, 2027
    250,000 Bangkok Bank Public Co Ltd #                                 279,899
            Subordinated Notes
            9.025% March 15, 2029
                                                                      $2,214,899

FOREIGN GOVERNMENTS --- 9.57%
  6,550,000 Government of Brazil                                       6,943,000
            Bonds
            10.125% May 15, 2027
  1,150,000 Government of Brazil                                       1,289,150
            Unsubordinated Bonds
            11.000% August 17, 2040
    100,000 Government of Brazil                                          95,800
            Unsubordinated Notes
            8.875% April 15, 2024
  1,000,000 Government of Brazil                                         891,500
            Bonds
            8.250% January 20, 2034
    885,000 Government of Dominican Republic #                           685,875
            Notes
            9.040% January 23, 2013
    250,000 Government of Mexico                                         281,750
        MXP Notes
            7.500% January 14, 2012
 60,000,000 Government of Mexico                                       4,973,646
            Bonds
            9.000% December 20, 2012
 16,700,000 Government of Norway                                       2,701,245
        NOR Bonds
            6.750% January 15, 2007
    500,000 Government of Peru                                           443,750
            Notes
            5.000% March 7, 2017
  3,000,000 Government of South Africa                                   498,847
        ZAR Bonds
            12.500% December 21, 2006
    538,490 Government of Uruguay                                        433,484
            Notes
            7.780% January 15, 2033
    360,000 Government of Uruguay                                        318,600
            Notes
            7.500% March 15, 2015
  4,000,000 Government of Venezuela                                    3,942,000
            Debentures
            9.250% September 15, 2027
                                                                     $23,498,647

GOLD, METALS & MINING --- 0.00%
    500,000 Murrin Murrin Holdings @ ++                                        0
            Bonds
            9.375% August 31, 2027
                                                                              $0

HEALTH CARE RELATED --- 2.47%
  1,000,000 HCA Inc                                                    1,050,113
            Bonds
            7.500% November 6, 2033
  2,400,000 HCA Inc                                                    2,333,105
            Debentures
            7.050% December 1, 2027
    600,000 HCA Inc                                                      625,758
            Notes
            7.580% September 15, 2025
  2,000,000 HCA Inc                                                    2,061,458
            Notes
            6.250% February 15, 2013
                                                                      $6,070,434

HOMEBUILDING --- 0.21%
    500,000 Pulte Corp                                                   522,367
            Senior Notes
            7.300% October 24, 2005
                                                                        $522,367

INSURANCE RELATED --- 2.40%
  9,600,000 ASIF Global Finance XXVII #                                5,647,259
        SGD Senior Notes
            2.380% February 26, 2009
    250,000 Loews Corp                                                   253,736
            Senior Notes
            7.000% October 15, 2023
                                                                      $5,900,995

INVESTMENT BANK/BROKERAGE FIRM --- 0.39%
    950,000 Morgan Stanley                                               952,001
            Notes
            3.625% April 1, 2008
                                                                        $952,001

LEISURE & ENTERTAINMENT --- 0.18%
    450,000 Hasbro Inc                                                   452,250
            Debentures
            6.600% July 15, 2028
                                                                        $452,250

MANUFACTURING --- 0.49%
  1,500,000 Borden Inc                                                 1,215,000
            Debentures
            7.875% February 15, 2023
                                                                      $1,215,000

MEDICAL PRODUCTS --- 0.65%
  1,500,000 Bausch & Lomb Inc                                          1,586,064
            Debentures
            7.125% August 1, 2028
                                                                      $1,586,064

MISCELLANEOUS --- 0.53%
  1,309,091 PF Export Rec Master Trust Technologies #                  1,313,607
            Senior Notes
            6.436% June 1, 2015
                                                                      $1,313,607

OFFICE EQUIPMENT & SUPPLIES --- 0.30%
    750,000 Xerox Capital Trust I                                        738,750
            Company Guaranteed Notes
            8.000% February 1, 2027
                                                                        $738,750

OIL & GAS --- 3.76%
    700,000 Devon Energy Corp                                            758,625
            Convertible
            4.950% August 15, 2008
    500,000 Devon Energy Corp                                            541,875
            Convertible
            4.900% August 15, 2008
  2,000,000 El Paso CGP Co                                             1,610,000
            Debentures
            6.950% June 1, 2028
    250,000 El Paso Corp                                                 220,000
            Senior Notes
            7.800% August 1, 2031
  2,000,000 KN Capital Trust III                                       2,195,682
            Company Guaranteed Notes
            7.630% April 15, 2028
  1,212,000 Pecom Energia SA #                                         1,208,970
            Notes
            8.125% July 15, 2010
    800,000 Petrozuata Finance Inc #                                     788,000
            Company Guaranteed Bonds
            8.220% April 1, 2017
  2,000,000 Tennessee Gas Pipeline Co                                  1,900,000
            Debentures
            7.000% October 15, 2028
                                                                      $9,223,152

OTHER ASSET-BACKED --- 0.19%
    500,000 Community Program Loan Trust                                 471,018
            Series 1987-A Class A5
            4.500% April 1, 2029
                                                                        $471,018

PAPER & FOREST PRODUCTS --- 2.79%
  1,000,000 Boise Cascade Corp                                         1,149,549
            Debentures
            7.450% August 10, 2011
    500,000 Boise Cascade Corp                                           588,297
            Unsecured Debentures
            7.350% February 1, 2016
  4,300,000 Georgia-Pacific Corp                                       4,622,500
            Notes
            7.750% November 15, 2029
    500,000 International Paper Co                                       501,720
            Notes
            4.250% January 15, 2009
                                                                      $6,862,066

RAILROADS --- 0.11%
    386,000 Missouri Pacific Railroad Co                                 278,885
            Debentures
            5.000% January 1, 2045
                                                                        $278,885

REAL ESTATE --- 3.83%
  1,000,000 AMB Property LP                                            1,157,797
            Company Guaranteed Bonds
            7.500% June 30, 2018
  2,000,000 First Industrial LP                                        2,216,456
            Notes
            7.600% July 15, 2028
  3,000,000 Health Care Property Investors Inc REIT                    3,131,613
            Senior Notes
            6.000% March 1, 2015
  2,200,000 Highwoods Properties Inc REIT                              2,322,298
            Senior Notes
            7.500% April 15, 2018
    500,000 Spieker Properties Inc REIT                                  578,096
            Debentures
            7.350% December 1, 2017
                                                                      $9,406,260

RETAIL --- 2.06%
    500,000 Dillard's Inc                                                477,500
            Unsecured Notes
            6.625% January 15, 2018
    500,000 Dillard's Inc                                                507,500
            Debentures
            7.875% January 1, 2023
    500,000 Dillard's Inc                                                510,000
            Unsecured Notes
            6.625% November 15, 2008
  1,000,000 Dillard's Inc                                                990,000
            Debentures
            7.750% July 15, 2026
    750,000 Foot Locker Inc                                              798,750
            Debentures
            8.500% January 15, 2022
    750,000 JC Penney Co Inc                                             851,250
            Debentures
            7.650% August 15, 2016
    800,000 JC Penney Co Inc                                             924,000
            Debentures
            7.950% April 1, 2017
                                                                      $5,059,000

SUPRANATIONALS --- 5.97%
 17,500,000 Inter-American Development Bank ^ ~                        3,047,657
        BRL Zero Coupon
            18.840% May 11, 2009
  1,000,000 International Bank for Reconstruction & Development          696,019
        NZD Debentures
            8.000% May 23, 2007
 19,425,000 International Bank for Reconstruction & Development ~     10,916,253
        NZD Zero Coupon
            9.889% August 20, 2007
                                                                     $14,659,929

TELEPHONE & TELECOMMUNICATIONS --- 5.91%
    290,000 Nextel Communications Inc                                    288,913
            Convertible
            5.250% January 15, 2010
  2,235,000 Nortel Networks Corp                                       2,156,775
            Convertible
            4.250% September 1, 2008
    250,000 Nortel Networks Corp                                         228,750
            Notes
            6.875% September 1, 2023
  1,585,000 Northern Telecom Capital                                   1,529,525
            Company Guaranteed Notes
            7.875% June 15, 2026
    500,000 Philippine Long Distance Telephone Co                        467,500
            Notes
            8.350% March 6, 2017
    250,000 Qwest Capital Funding Inc                                    230,625
            Bonds
            7.900% August 15, 2010
  3,500,000 Qwest Capital Funding Inc                                  2,677,500
            Company Guaranteed Notes
            7.750% February 15, 2031
    150,000 Qwest Capital Funding Inc                                    117,375
            Unsecured Notes
            7.625% August 3, 2021
    500,000 Qwest Corp                                                   450,000
            Debentures
            7.250% September 15, 2025
  2,750,000 Sprint Capital Corp                                        2,884,456
            Company Guaranteed Notes
            6.875% November 15, 2028
    175,000 Telus Corp                                                   145,194
        CAD Convertible
            6.750% June 15, 2010
    250,000 US West Capital Funding Inc                                  182,500
            Company Guaranteed Bonds
            6.500% November 15, 2018
  1,870,000 US West Capital Funding Inc                                1,725,075
            Company Guaranteed Bonds
            6.375% July 15, 2008
  2,005,000 US West Capital Funding Inc                                1,438,588
            Bonds
            6.875% July 15, 2028
                                                                     $14,522,776

TEXTILES --- 0.16%
     52,000 Dixie Group Inc                                               46,410
            Convertible
            7.000% May 15, 2012
    250,000 Kellwood Co                                                  274,897
            Debentures
            7.625% October 15, 2017
     80,000 Phillips-Van Heusen Corp                                      80,000
            Debentures
            7.750% November 15, 2023
                                                                        $401,307

TOBACCO --- 0.58%
  1,375,000 Altria Group Inc                                           1,434,624
            Notes
            7.000% November 4, 2013
                                                                      $1,434,624

TRANSPORTATION --- 0.73%

  1,650,000 APL Ltd                                                    1,699,500
            Debentures
            8.000% January 15, 2024
    175,000 Builders Transport Inc @ ^ ++                                      0
            Convertible
            8.000% August 15, 2005
    100,000 Preston Corp/Yellow Corp                                      90,000
            Convertible
            7.000% May 1, 2011
                                                                      $1,789,500

U.S. MUNICIPAL --- 0.43%
  2,000,000 Orange County California Pension ~                         1,059,300
            Zero Coupon
            8.090% September 1, 2016
                                                                      $1,059,300

UTILITIES --- 3.43%
    240,000 AES Corp                                                     247,800
            Senior Notes
            7.750% March 1, 2014
  1,130,000 AES Corp                                                   1,086,213
            Senior Subordinated Debentures
            8.875% November 1, 2027
    300,000 Calpine Corp                                                 202,500
            Senior Notes
            7.875% April 1, 2008
  1,040,000 Calpine Corp #                                               785,200
            Notes
            8.750% July 15, 2013
  1,000,000 Constellation Energy Group                                   941,715
            Notes
            4.550% June 15, 2015
  1,000,000 El Paso Corp                                                 965,000
            Senior Notes
            7.000% May 15, 2011
    500,000 El Paso Corp                                                 617,119
        EUR Bonds
            5.750% March 14, 2006
    750,000 El Paso Energy Corp                                          746,250
            Senior Notes
            6.750% May 15, 2009
  1,800,000 Southern Natural Gas Co                                    1,777,500
            Notes
            7.350% February 15, 2031
    250,000 Texas - New Mexico Power Co                                  263,649
            Senior Notes
            6.250% January 15, 2009
    776,000 Williams Cos Inc                                             779,880
            Debentures
            7.500% January 15, 2031
                                                                      $8,412,826

TOTAL BONDS --- 91.81%                                              $225,487,463
(Cost $205,861,841)

COMMON STOCK

COMPUTER SOFTWARE & SERVICES --- 0.00%
      1,551 Covad Communications Group Inc*                                2,606
                                                                          $2,606

ELECTRIC COMPANIES --- 0.21%
     25,000 Southern California Edison Co                                512,500
                                                                        $512,500

TOTAL COMMON STOCK --- 0.22%                                            $515,106
(Cost $389,500)

PREFERRED STOCK

COMPUTER SOFTWARE & SERVICES --- 0.14%
        300 Lucent Technologies Capital Trust I                          333,075
                                                                        $333,075

CONTAINERS --- 0.04%
      2,500 Owens-Illinois Inc                                            87,500
                                                                         $87,500

ELECTRIC COMPANIES --- 0.59%
      1,304 Entergy Louisiana Inc                                         76,936
      2,255 New York State Electric & Gas Corp                           134,173
     21,267 Pacific Gas & Electric Co                                    540,182
     15,000 Southern California Edison Co                                279,000
      5,000 Union Electric Co                                            391,250
        300 Xcel Energy Inc                                               19,005
                                                                      $1,440,546

FINANCIAL SERVICES --- 0.08%
      3,750 Host Marriott Financial Trust                                196,875
                                                                        $196,875

HOUSEHOLD GOODS --- 0.53%
     29,750 Newell Financial Trust Inc                                 1,294,125
                                                                      $1,294,125

MACHINERY --- 0.58%
     17,500 Cummins Capital Trust I                                    1,424,063
                                                                      $1,424,063

OIL & GAS --- 0.07%
      2,000 Chesapeake Energy Corp                                       160,250
                                                                        $160,250

TELEPHONE & TELECOMMUNICATIONS --- 1.05%
     52,000 Philippine Long Distance Telephone Co sponsored ADR        2,587,000
                                                                      $2,587,000

UTILITIES --- 0.03%
        646 MDU Resources Group Inc #                                     64,640
                                                                         $64,640

TOTAL PREFERRED STOCK --- 3.08%                                       $7,588,074
(Cost $5,283,255)

SHORT-TERM INVESTMENTS

AGENCY --- 4.89%
    604,000 Fannie Mae                                                   604,000
               1.724%, October 1, 2004
 11,411,000 Federal Home Loan Bank                                    11,411,000
               1.521%, October 1, 2004

TOTAL SHORT-TERM INVESTMENTS --- 4.89%                               $12,015,000
(Cost $12,015,000)

TOTAL MAXIM LOOMIS SAYLES BOND PORTFOLIO --- 100%                   $245,605,643
(Cost $223,549,596)

Legend
* Non-income Producing Security
@ Security has no market value at September 30, 2004.
# Securities are registered pursuant to Rule 144A and may be deemed to be restricted for resale. Aggregate cost, fair value and percent of net assets of these restricted securities held at September 30, 2004 were $13,715,919, $14,152,794 and 5.72%, respectively. ^ Illiquid Security. Aggregate cost, fair value and percent of net assets of these illiquid securities held at September 30, 2004 were $3,499,588, $3,302,857 and 1.34%, respectively. ~ For zero coupon bond, the interest rate shown is the effective yield on date of purchase. ++ Security in default at September 30, 2004.
** Security is an agency note with maturity date and interest rate indicated. ADR - American Depository Receipt
REIT - Real Estate Investment Trust

Currency Abbreviations EUR - Euro Dollars BRL - Brazilian Real CAD - Canadian Dollars GBP - Great British Pound MXP - Mexican Peso NOK - Norwegian Krone NZD - New Zealand Dollars SGD - Singapore Dollars ZAR - South African Rand

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Equity securities are valued at the last sale price as of the close of business of the exchange or valuation time. The Maxim Loomis Sayles Bond Portfolio utilizes the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

The Maxim Loomis Sayles Bond Portfolio may invest in high yield bonds, some of which may be rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

The Maxim Loomis Sayles Bond Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

Investments in securities of governmental agencies may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

At September 30, 2004, the U.S. Federal income tax cost basis was $223,550,509. The Maxim Loomis Sayles Bond Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $24,256,282 and gross depreciation of securities in which there was an excess of tax cost over value of $2,201,148, resulting in net appreciation of $22,055,134.


Maxim Series Fund, Inc.

Maxim Loomis Sayles Small-Cap Value Portfolio
Schedule of Investments
September 30, 2004
UNAUDITED

COMMON STOCK

AEROSPACE & DEFENSE --- 2.26 %
     22,100 Allied Defense Group Inc*                                    409,734
     33,400 Moog Inc*                                                  1,212,420
     41,700 United Defense Industries Inc*                             1,667,583
                                                                      $3,289,737

AGRICULTURE --- 0.63%
     14,300 Scotts Co Class A*                                           917,345
                                                                        $917,345

AUTO PARTS & EQUIPMENT --- 1.76%
     43,900 Commercial Vehicle Group Inc*                                695,376
     62,600 Cooper Tire & Rubber Co                                    1,262,642
     34,200 Dana Corp                                                    604,998
                                                                      $2,563,016

AUTOMOBILES --- 0.34%
     22,300 Monaco Coach Corp                                            482,795
                                                                        $482,795

BANKS --- 7.41%
     11,800 Alabama National BanCorp*                                    706,466
    116,332 Bank Mutual Corp                                           1,395,984
     48,639 CVB Financial Corp                                         1,080,759
     33,900 East West Bancorp Inc                                      1,138,701
     21,225 First Midwest Bancorp Inc                                    733,536
     15,900 Iberiabank Corp                                              917,748
     47,100 Independent Bank Corp                                      1,271,700
     30,600 Signature Bank*                                              818,550
     39,600 South Financial Group Inc                                  1,116,720
     30,300 Texas Regional Bancshares Inc                                942,027
     11,600 Wintrust Financial Corp                                      664,448
                                                                     $10,786,639

BROADCAST/MEDIA --- 0.61%
     52,700 Saga Communications Inc Class A*                             893,265
                                                                        $893,265

BUILDING MATERIALS --- 2.50%
     14,700 Eagle Materials Inc                                        1,048,110
     40,000 ElkCorp                                                    1,110,400
     67,850 Lennox International Inc                                   1,013,679
      9,200 Texas Industries Inc                                         473,248
                                                                      $3,645,437

CHEMICALS --- 2.56%
     31,800 Cytec Industries Inc                                       1,556,610
     26,400 Great Lakes Chemical Corp                                    675,840
     19,000 Millennium Chemicals Inc*                                    402,990
     43,250 Spartech Corp                                              1,085,575
                                                                      $3,721,015

COMMUNICATIONS - EQUIPMENT --- 0.81%
     18,000 Andrew Corp*                                                 220,320
     44,200 CommScope Inc*                                               954,720
                                                                      $1,175,040

COMPUTER HARDWARE & SYSTEMS --- 2.08%
    108,200 Brocade Communications Systems Inc*                          611,330
     44,000 Datastream Systems Inc*                                      284,680
     35,800 Electronics for Imaging Inc*                                 581,392
     30,200 Imation Corp                                               1,074,818
      7,400 ScanSource Inc*                                              472,120
                                                                      $3,024,340

COMPUTER SOFTWARE & SERVICES --- 2.05%
    133,000 Digitas Inc*                                               1,028,090
     50,900 Foundry Networks Inc*                                        483,041
     15,900 Hyperion Solutions Corp*                                     540,441
     18,200 MRO Software Inc*                                            182,000
     27,400 Omnicell Inc*                                                362,228
     86,400 Retek Inc*                                                   393,984
                                                                      $2,989,784

DISTRIBUTORS --- 1.20%
     46,600 Adesa Corp*                                                  765,638
     32,700 Hughes Supply Inc                                            981,000
                                                                      $1,746,638

ELECTRIC COMPANIES --- 1.16%
     15,533 ALLETE Inc*                                                  504,833
     25,300 Texas Genco Holdings Inc                                   1,180,245
                                                                      $1,685,078

ELECTRONIC INSTRUMENT & EQUIP --- 4.90%
     39,400 Aeroflex Inc*                                                416,458
     46,600 Ametek Inc                                                 1,412,912
    103,000 Artesyn Technologies Inc*                                  1,027,940
     21,800 Benchmark Electronics Inc*                                   649,640
     25,500 Excel Technology Inc*                                        658,410
     24,500 Global Imaging Systems Inc*                                  761,460
      6,800 Rogers Corp*                                                 288,932
     13,300 Tech Data Corp*                                              512,715
     37,000 Varian Inc*                                                1,401,190
                                                                      $7,129,657

ELECTRONICS - SEMICONDUCTOR --- 0.99%
     13,100 Cymer Inc*                                                   375,446
     50,800 DSP Group Inc*                                             1,069,340
                                                                      $1,444,786

ENGINEERING & CONSTRUCTION --- 1.37%
     11,700 ESCO Technologies Inc*                                       792,792
     34,700 Washington Group International Inc*                        1,201,314
                                                                      $1,994,106

FINANCIAL SERVICES --- 4.84%
     66,000 BankAtlantic Bancorp Inc Class B                           1,209,120
     43,400 BankUnited Financial Corp*                                 1,265,110
     27,900 Independence Community Bank Corp                           1,089,495
     10,900 MacErich Co                                                  580,861
     32,700 National Financial Partners Corp                           1,170,006
     32,500 Nelnet Inc*                                                  727,350
     37,200 Oriental Financial Group                                   1,006,632
                                                                      $7,048,574

FOOD & BEVERAGES --- 1.63%
      8,500 J&J Snack Foods Corp*                                        364,480
     21,600 Lance Inc                                                    348,840
     46,000 Ralcorp Holdings Inc*                                      1,660,600
                                                                      $2,373,920

HEALTH CARE RELATED --- 0.55%
     34,300 Serologicals Corp*                                           800,219
                                                                        $800,219

HOMEBUILDING --- 0.46%
     28,750 Levitt Corp                                                  674,475
                                                                        $674,475

HOTELS/MOTELS --- 0.67%
     35,900 Fairmont Hotels & Resorts Inc                                980,788
                                                                        $980,788

HOUSEHOLD GOODS --- 0.34%
     29,500 Tupperware Corp                                              500,910
                                                                        $500,910

INSURANCE RELATED --- 5.92%
     17,200 Amerus Group Co                                              705,200
     32,100 Delphi Financial Group Inc Class A                         1,289,457
     34,600 Endurance Specialty Holdings Ltd                           1,112,390
     46,400 Ohio Casualty Corp*                                          971,152
     37,800 Platinum Underwriters Holdings Ltd                         1,106,784
     27,700 ProAssurance Corp*                                           970,054
     34,800 Protective Life Corp                                       1,367,988
     29,300 RLI Corp                                                   1,100,215
                                                                      $8,623,240

INVESTMENT BANK/BROKERAGE FIRM --- 1.36%
     19,800 Amerco Inc*                                                  750,816
     20,150 CBL & Associated Properties Inc                            1,228,143
                                                                      $1,978,959

LEISURE & ENTERTAINMENT --- 2.12%
     53,490 Dover Downs Entertainment Inc                                550,412
     33,900 Multimedia Games Inc*                                        525,450
     49,300 Party City Corp*                                             728,161
     53,000 Sunterra Corp*                                               505,090
     36,600 West Marine Inc*                                             782,508
                                                                      $3,091,621

MACHINERY --- 5.00%
     28,100 Albany International Corp Class A                            837,661
     38,500 Barnes Group Inc                                           1,057,595
     33,600 CLARCOR Inc                                                1,601,712
     38,600 Federal Signal Corp                                          717,188
     23,900 Harsco Corp                                                1,073,110
     37,650 IDEX Corp                                                  1,278,594
      8,500 JLG Industries Inc                                           142,800
     26,100 Robbins & Myers Inc                                          574,200
                                                                      $7,282,860

MANUFACTURING --- 2.08%
     41,100 Actuant Corp Class A*                                      1,693,731
     33,500 Reliance Steel & Aluminum Co                               1,329,950
                                                                      $3,023,681

MEDICAL PRODUCTS --- 1.41%
     27,500 Analogic Corp                                              1,146,475
     30,700 Sybron Dental Specialties Inc*                               911,483
                                                                      $2,057,958

MISCELLANEOUS --- 0.92%
     83,000 Perot Systems Corp Class A*                                1,332,980
                                                                      $1,332,980

OIL & GAS --- 5.13%
     42,200 Cal Dive International Inc*                                1,503,164
     29,000 Energy Partners Ltd*                                         472,120
    144,200 Grey Wolf Inc*                                               705,138
     28,700 Hydril Co*                                                 1,232,665
    119,900 Input/Output Inc*                                          1,236,169
     53,100 Meridian Resource Corp*                                      469,848
     24,800 Patina Oil & Gas Corp                                        733,336
     25,600 Stone Energy Corp*                                         1,120,256
                                                                      $7,472,696

PHARMACEUTICALS --- 2.18%
     38,600 Andrx Group*                                                 863,096
     30,100 Par Pharmaceutical Cos Inc*                                1,081,493
     60,150 Perrigo Co                                                 1,236,083
                                                                      $3,180,672

POLLUTION CONTROL --- 1.26%
     69,900 WCA Waste Corp*                                              614,421
     38,625 Waste Connections Inc*                                     1,223,640
                                                                      $1,838,061

PRINTING & PUBLISHING --- 1.72%
     33,350 John Wiley & Sons Inc Class A                              1,065,533
     55,000 Journal Communications Inc                                   964,700
     15,400 Scholastic Corp*                                             475,706
                                                                      $2,505,939

RAILROADS --- 1.04%
     59,775 Genesee & Wyoming Inc*                                     1,513,503
                                                                      $1,513,503

REAL ESTATE --- 6.39%
     38,500 American Home Mortgage Investment Corp REIT                1,076,075
     34,100 Bedford Property Investors Inc REIT                        1,034,594
     51,300 Corporate Office Properties Trust REIT                     1,314,306
     36,300 First Potomac Realty Trust REIT                              749,958
     51,900 Highland Hospitality Corp REIT                               591,660
     55,600 LaSalle Hotel Properties REIT                              1,534,560
     40,100 Newcastle Investment Corp REIT                             1,231,070
     18,900 Ramco Gershenson Properties Trust REIT                       513,543
     55,100 Saxon Capital Inc REIT                                     1,184,650
      6,000 Strategic Hotel Capital Inc REIT                              81,120
                                                                      $9,311,536

RESTAURANTS --- 2.40%
     36,100 CBRL Group Inc                                             1,302,488
     18,600 O'Charley's Inc*                                             303,180
     35,550 Sonic Corp*                                                  911,147
     57,500 Steak N Shake Co*                                            982,100
                                                                      $3,498,915

RETAIL --- 3.37%
     40,900 BJ's Wholesale Club Inc*                                   1,118,206
     22,100 Cost Plus Inc*                                               781,898
     44,100 Men's Wearhouse Inc*                                       1,281,105
     41,300 Pier 1 Imports Inc                                           746,704
     35,000 ShopKo Stores Inc*                                           609,350
     22,400 Smart & Final Inc*                                           375,424
                                                                      $4,912,687

SAVINGS & LOANS --- 1.38%
    105,500 Provident Bancorp Inc                                      1,238,570
     44,500 Provident Financial Services Inc                             767,625
                                                                      $2,006,195

SPECIALIZED SERVICES --- 5.22%
     32,700 ADVO Inc                                                   1,011,738
     42,400 BISYS Group Inc*                                             619,464
     44,900 Catalina Marketing Corp                                    1,036,292
     42,600 DiamondCluster International Inc*                            519,720
     51,100 Harte-Hanks Inc                                            1,278,011
      3,300 McGrath Rentcorp*                                            120,615
     49,350 RH Donnelley Corp*                                         2,435,915
     14,800 School Specialty Inc*                                        583,268
                                                                      $7,605,023

TELEPHONE & TELECOMMUNICATIONS --- 1.59%
     60,400 Aspect Communications Corp*                                  599,772
     19,300 Commonwealth Telephone Enterprises Inc*                      840,515
     17,800 Comtech Telecommunications Corp*                             482,380
     30,798 Inet Technologies Inc*                                       389,429
                                                                      $2,312,096

TEXTILES --- 0.48%
     22,700 Fossil Inc*                                                  702,338
                                                                        $702,338

TRANSPORTATION --- 2.62%
        300 Hub Group Inc*                                                11,175
     66,700 Laidlaw International Inc*                                 1,097,215
     19,900 Landstar System Inc*                                       1,167,732
     27,900 Marten Transport Ltd*                                        487,413
     36,700 Old Dominion Freight Line Inc*                             1,057,327
                                                                      $3,820,862

UTILITIES --- 2.81%
     44,100 AGL Resources Inc                                          1,356,957
     11,500 Energen Corp                                                 592,825
     50,600 ONEOK Inc                                                  1,316,612
     40,110 Southern Union Co*                                           822,255
                                                                      $4,088,649

WATER --- 0.41%
     24,000 American States Water Co                                     597,600
                                                                        $597,600

TOTAL COMMON STOCK --- 97.93%                                       $142,625,635
(Cost $114,126,078)

SHORT-TERM INVESTMENTS

  3,008,000 Federal Home Loan Bank                                     3,008,000
               1.521%, October 1, 2004

TOTAL SHORT-TERM INVESTMENTS --- 2.07%                                $3,008,000
(Cost $3,008,000)

TOTAL MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO --- 100%        $145,633,635
(Cost $117,134,078)

Legend
* Non-income Producing Security
REIT - Real Estate Investment Trust

Short-term and money market securities are valued at amortized cost which approximates market value. Equity securities listed on an established exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business. The Maxim Loomis Sayles Small-Cap Value Portfolio utilizes the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

At September 30, 2004, the U.S. Federal income tax cost basis was $117,390,732. The Maxim Loomis Sayles Small-Cap Value Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $30,554,982 and gross depreciation of securities in which there was an excess of tax cost over value of $2,312,079, resulting in net appreciation of $28,242,903.


Maxim Series Fund, Inc.

Maxim MFS(R) International Growth Portfolio
Schedule of Investments
September 30, 2004
UNAUDITED

COMMON STOCK

AUTO PARTS & EQUIPMENT --- 1.88%
    106,000 Bridgestone Corp                                           1,966,792
     41,000 NOK Corp*                                                  1,257,361
                                                                      $3,224,153

AUTOMOBILES --- 2.38%
     61,240 Bayerische Motoren Werke AG                                2,517,589
     40,600 Toyota Motor Corp*                                         1,554,525
                                                                      $4,072,114

BROADCAST/MEDIA --- 3.96%
     38,180 Grupo Televisa SA                                          2,013,231
    395,805 News Corp Ltd                                              3,271,262
     27,643 Societe Television Francaise 1                               784,157
     45,400 Tokyo Broadcasting System Inc                                708,094
                                                                      $6,776,744

CHEMICALS --- 5.38%
     26,080 Air Liquide                                                4,091,029
     43,400 Nitto Denko Corp*                                          1,996,443
    246,000 Sekisui Chemical Co*                                       1,696,321
     15,060 Syngenta AG                                                1,435,205
                                                                      $9,218,998

COMMUNICATIONS - EQUIPMENT --- 1.87%
  1,033,630 Ericsson LM Class B*                                       3,208,708
                                                                      $3,208,708

COMPUTER SOFTWARE & SERVICES --- 0.58%
     43,330 Business Objects SA*                                       1,000,975
                                                                      $1,000,975

ELECTRIC COMPANIES --- 1.07%
     88,490 Iberdrola SA                                               1,835,406
                                                                      $1,835,406

ELECTRONIC INSTRUMENT & EQUIP --- 3.01%
     22,600 Kyocera Corp*                                              1,589,167
     31,800 Murata Manufacturing Co Ltd                                1,529,193
     10,290 Samsung Electronics                                        2,039,993
                                                                      $5,158,353

FINANCIAL SERVICES --- 0.76%
     80,530 Irish Life & Permanent PLC                                 1,300,237
                                                                      $1,300,237

FOOD & BEVERAGES --- 1.99%
    273,750 Diageo PLC                                                 3,420,491
                                                                      $3,420,491

FOREIGN BANKS --- 13.64%
    191,740 Banco Bilbao Vizcaya Argentaria SA                         2,638,603
    100,881 Credit Agricole SA                                         2,751,461
     46,700 Credit Suisse Group                                        1,490,346
    167,900 DBS Bank Ltd                                               1,595,628
    123,600 Depfa Bank PLC*                                            1,685,553
     76,160 Erste Bank der Oesterreichischen Sparkassen AG             3,168,789
     41,890 OTP Bank RT                                                1,853,633
     83,470 Royal Bank of Scotland Group PLC                           2,410,648
    208,000 Shinsei Bank Ltd*                                          1,260,663
     51,103 UBS AG                                                     3,597,304
    117,100 United Overseas Bank Ltd                                     952,881
                                                                     $23,405,509

GOLD, METALS & MINING --- 1.53%
    116,750 Companhia Vale do Rio Doce ADR                             2,623,156
                                                                      $2,623,156

HEALTH CARE RELATED --- 1.39%
     37,660 Schering AG                                                2,378,444
                                                                      $2,378,444

HOUSEHOLD GOODS --- 3.42%
    239,370 Reckitt Benckiser PLC                                      5,873,541
                                                                      $5,873,541

INSURANCE RELATED --- 5.15%
    205,570 AXA                                                        4,159,129
    228,398 QBE Insurance Group Ltd                                    2,167,265
    130,880 Riunione Adriatica di Sicurta SpA                          2,514,694
                                                                      $8,841,088

INVESTMENT BANK/BROKERAGE FIRM --- 1.13%
    358,500 Amvescap PLC                                               1,939,684
                                                                      $1,939,684

LEISURE & ENTERTAINMENT --- 1.72%
    305,900 William Hill PLC                                           2,958,678
                                                                      $2,958,678

MACHINERY --- 1.96%
     52,006 Schneider SA                                               3,361,985
                                                                      $3,361,985

MANUFACTURING --- 3.39%
     72,790 Atlas Copco AB Class A                                     2,799,538
     87,340 Sandvik AB                                                 3,017,226
                                                                      $5,816,764

MEDICAL PRODUCTS --- 1.24%
      3,850 Straumann Holdings AG                                        817,050
     12,060 Synthes Inc*                                               1,313,494
                                                                      $2,130,544

MISCELLANEOUS --- 0.48%
    108,400 Bunzl PLC*                                                   817,967
                                                                        $817,967

OFFICE EQUIPMENT & SUPPLIES --- 3.54%
     73,000 Canon Inc                                                  3,430,930
     61,800 Seiko Epson Corp                                           2,635,394
                                                                      $6,066,324

OIL & GAS --- 4.30%
  2,130,500 CNOOC Ltd                                                  1,113,328
     49,160 EnCana Corp                                                2,266,592
     19,650 Total Fina Elf                                             4,002,469
                                                                      $7,382,389

PHARMACEUTICALS --- 7.24%
     60,250 AstraZeneca Group PLC                                      2,469,425
    140,700 Chugai Pharmaceutical Co Ltd                               2,028,511
     45,220 Novartis AG                                                2,107,635
     37,830 Roche Holding AG                                           3,908,120
     26,240 Sanofi-Aventis                                             1,903,261
                                                                     $12,416,952

PRINTING & PUBLISHING --- 1.56%
    137,660 Reed Elsevier NV                                           1,772,997
    141,030 Yell Group PLC                                               897,669
                                                                      $2,670,666

RAILROADS --- 1.40%
     49,620 Canadian National Railway Co                               2,406,570
                                                                      $2,406,570

RETAIL --- 5.90%
    325,500 Esprit Holdings Ltd                                        1,652,952
     98,090 Hennes & Mauritz AB Class B                                2,701,443
    661,845 Kingfisher PLC                                             3,694,724
     70,300 Next PLC                                                   2,076,089
                                                                     $10,125,208

SPECIALIZED SERVICES --- 0.72%
     77,260 BOC Group PLC                                              1,235,185
                                                                      $1,235,185

TELEPHONE & TELECOMMUNICATIONS --- 8.82%
     28,690 America Movil SA de CV                                     1,119,771
     47,890 BCE Inc                                                    1,031,174
     28,060 Brasil Telecom Participacoes SA ADR                          909,144
  1,013,430 Ericsson (rights) @*                                               0
        441 KDDI                                                       2,140,680
  1,466,057 Singapore Telecommunications Ltd*                          2,037,642
    225,870 Telefonica SA                                              3,380,393
  1,885,120 Vodafone AirTouch PLC                                      4,519,865
                                                                     $15,138,669

TEXTILES --- 0.88%
    326,000 Toray Industries Inc*                                      1,508,506
                                                                      $1,508,506

TOYS --- 1.05%
     14,800 Nintendo Co Ltd                                            1,803,839
                                                                      $1,803,839

UTILITIES --- 1.94%
    116,430 BG Group PLC                                                 780,591
    720,000 Tokyo Gas Co                                               2,554,280
                                                                      $3,334,871

WATER --- 1.72%
    102,600 Veolia Environnement                                       2,952,535
                                                                      $2,952,535

TOTAL COMMON STOCK --- 97.00%                                       $166,405,253
(Cost $144,037,626)

SHORT-TERM INVESTMENTS

  5,145,000 Federal Home Loan Bank                                     5,145,000
               1.521%, October 1, 2004

TOTAL SHORT-TERM INVESTMENTS --- 3.00%                                $5,145,000
(Cost $5,145,000)

TOTAL MAXIM MFS(R) INTERNATIONAL GROWTH PORTFOLIO --- 100%          $171,550,253
(Cost $149,182,626)

Legend
* Non-income Producing Security
@ Security has no market value at September 30, 2004.
ADR - American Depository Receipt

Summary of Investments by Country

Maxim MFS(R) International Growth Portfolio
September 30, 2004
UNAUDITED
                                                          % of Portfolio
          Country                     Value ($)            Investments
-----------------------------   ----------------------   -----------------
Australia                        $     5,438,527                    3.17%
Austria                                3,168,789                    1.85%
Brazil                                 3,532,300                    2.06%
Canada                                 5,704,336                    3.33%
France                                25,007,001                   14.58%
Germany                                4,896,033                    2.85%
Hong Kong                              2,766,280                    1.61%
Hungary                                1,853,633                    1.08%
Ireland                                2,985,790                    1.74%
Italy                                  2,514,694                    1.47%
Japan                                 29,660,699                   17.29%
Korea                                  2,039,993                    1.19%
Mexico                                 3,133,002                    1.83%
Netherlands                            1,772,997                    1.03%
Singapore                              4,586,151                    2.67%
Spain                                  7,854,402                    4.58%
Sweden                                11,726,915                    6.84%
Switzerland                           14,669,154                    8.55%
United Kingdom                        33,094,557                   19.28%
United States                          5,145,000                    3.00%
                                ----------------------   -----------------
                                 $   171,550,253                  100.00%
                                ======================   =================

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Equity securities are valued at the last sale price as of the close of business of the exchange or valuation time. The Maxim MFS(R) International Growth Portfolio utilizes the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

The Maxim MFS(R) International Growth Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

At September 30, 2004, the U.S. Federal income tax cost basis was $149,197,438. The Maxim MFS(R) International Growth Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $24,466,023 and gross depreciation of securities in which there was an excess of tax cost over value of $2,113,208, resulting in net appreciation of $22,352,815.



Maxim Series Fund, Inc.

Maxim MFS(R) Small-Cap Growth Portfolio
Schedule of Investments
September 30, 2004
UNAUDITED

COMMON STOCK

AEROSPACE & DEFENSE --- 0.42%
      6,600 Engineered Support Systems Inc                               301,224
     11,100 Esterline Technologies Corp*                                 339,549
      8,000 Teledyne Technologies Inc*                                   200,320
                                                                        $841,093

AGRICULTURE --- 0.75%
     47,400 Delta & Pine Land Co                                       1,267,950
     27,600 Terra Industries Inc*                                        239,016
                                                                      $1,506,966

AIR FREIGHT --- 0.14%
      9,600 EGL Inc*                                                     290,496
                                                                        $290,496

BANKS --- 3.26%
      5,300 Alabama National BanCorp*                                    317,311
     27,400 Bank Mutual Corp                                             328,800
     28,300 East West Bancorp Inc                                        950,597
     10,700 First BanCorp                                                516,810
      6,800 Glacier Bancorp Inc                                          198,288
     15,000 Hanmi Financial Corp*                                        453,000
      4,600 MetroCorp Bancshares Inc*                                     87,400
     35,400 Nara Bancorp Inc                                             713,310
     16,260 Placer Sierra Bancshares*                                    341,460
     23,100 Southwest Bancorp of Texas Inc                               465,234
     31,400 UCBH Holdings Inc                                          1,226,798
     10,700 W Holding Co Inc*                                            203,300
      2,400 Wilshire Bancorp Inc*                                         72,432
     12,000 Wintrust Financial Corp                                      687,360
                                                                      $6,562,100

BIOTECHNOLOGY --- 4.31%
     13,820 Corgentech Inc*                                              235,907
    130,400 Encysive Pharmaceuticals Inc*                              1,177,512
     45,400 IDEXX Laboratories Inc*                                    2,303,596
     28,200 Incyte Corp*                                                 271,566
     14,900 Invitrogen Corp*                                             819,392
     71,000 Keryx Biopharmaceuticals Inc*                                795,710
     41,600 Nektar Therapeutics*                                         602,368
     77,200 Neurochem Inc*                                             1,324,752
    250,000 Vasogen Inc*                                               1,145,000
                                                                      $8,675,803

BROADCAST/MEDIA --- 3.15%
     64,600 AudioCodes Ltd*                                              813,314
     76,700 Citadel Broadcasting Co*                                     983,294
     74,700 Cox Radio Inc*                                             1,114,524
     27,400 Entercom Communications Corp*                                894,884
     13,450 Gaylord Entertainment Co*                                    416,950
     48,100 LodgeNet Entertainment Corp*                                 634,920
     76,800 Radio One Inc*                                             1,097,472
     22,100 Saga Communications Inc Class A*                             374,595
                                                                      $6,329,953

BUILDING MATERIALS --- 1.26%
     28,700 Eagle Materials Inc                                        2,046,310
      7,800 Simpson Manufacturing Co Inc                                 492,960
                                                                      $2,539,270

CHEMICALS --- 1.04%
     23,200 Airgas Inc                                                   558,424
     13,800 Cytec Industries Inc                                         675,510
     12,200 Georgia Gulf Corp                                            543,998
      2,000 Headwaters Inc*                                               61,720
     90,900 Pharmos Corp*                                                261,792
                                                                      $2,101,444

COMMUNICATIONS - EQUIPMENT --- 0.61%
     74,200 Andrew Corp*                                                 908,379
      9,600 Bel Fuse Inc Class B                                         317,568
                                                                      $1,225,947

COMPUTER HARDWARE & SYSTEMS --- 0.96%
     92,700 Akamai Technologies Inc*                                   1,302,337
     10,000 Hutchinson Technology Inc*                                   267,300
     43,400 Lexar Media Inc*                                             364,126
                                                                      $1,933,763

COMPUTER SOFTWARE & SERVICES --- 13.09%
      8,900 ANSYS Inc*                                                   442,597
     20,800 Altiris Inc*                                                 658,320
    116,400 Ascential Software Corp*                                   1,567,908
      7,300 Audible Inc*                                                 130,889
     14,325 Blackboard Inc*                                              245,817
     21,100 CACI International Inc Class A*                            1,113,658
     26,270 Cogent Inc*                                                  478,639
     82,060 Digitas Inc*                                                 634,324
     27,400 F5 Networks Inc*                                             834,604
    270,600 Harris Interactive Inc*                                    1,783,254
     23,100 InfoSpace Inc*                                             1,094,709
     50,450 Kronos Inc*                                                2,233,892
      7,700 MICROS Systems Inc*                                          385,539
     16,400 Macromedia Inc*                                              329,312
     21,400 Magma Design Automation Inc*                                 322,712
     45,600 Manhattan Associates Inc*                                  1,113,981
     51,970 McAfee Inc*                                                1,044,597
     22,100 MicroStrategy Inc*                                           908,089
     15,800 NAVTEQ*                                                      563,112
    128,200 Omnicell Inc*                                              1,694,804
     36,000 Open Solutions Inc*                                          898,920
     61,900 Openwave Systems Inc*                                        545,958
     16,700 Progress Software Corp*                                      332,242
     27,800 Retalix Ltd*                                                 504,570
     90,700 SERENA Software Inc*                                       1,517,411
     15,500 SS&C Technologies Inc                                        302,715
      7,200 SafeNet Inc*                                                 189,936
    118,400 SkillSoft PLC ADR*                                           792,096
     28,800 SupportSoft Inc*                                             280,512
     22,800 THQ Inc*                                                     443,688
     35,500 Take-Two Interactive Software Inc*                         1,166,175
    120,000 Ultimate Software Group Inc*                               1,473,600
     32,800 VauleClick Inc*                                              309,632
                                                                     $26,338,212

DISTRIBUTORS --- 0.44%
     21,800 Beacon Roofing Supply Inc*                                   357,520
     19,500 United Natural Foods Inc*                                    518,700
                                                                        $876,220

ELECTRONIC INSTRUMENT & EQUIP --- 4.47%
     24,100 Amphenol Corp*                                               825,666
      6,750 Ceradyne Inc*                                                296,393
     66,000 Cognex Corp                                                1,729,200
     71,300 Digital River Inc*                                         2,123,314
     18,000 Excel Technology Inc*                                        464,760
      5,700 Faro Technologies Inc*                                       115,938
     18,000 Littelfuse Inc*                                              621,540
     19,700 Metrologic Instruments Inc*                                  312,158
     47,000 National Instruments Corp                                  1,422,690
     30,500 Silicon Laboratories Inc*                                  1,009,245
        900 Woodward Governor Co                                          60,741
                                                                      $8,981,645

ELECTRONICS - SEMICONDUCTOR --- 6.06%
     20,900 ATMI Inc*                                                    428,032
     38,500 Cymer Inc*                                                 1,103,410
    117,700 DSP Group Inc*                                             2,477,585
     18,700 Exar Corp*                                                   264,792
     68,700 Integrated Circuit Systems Inc*                            1,477,050
     41,100 Integrated Device Technology Inc*                            391,683
     36,900 MKS Instruments Inc*                                         565,308
     49,320 OmniVision Technologies Inc*                                 697,878
    136,500 PMC-Sierra Inc*                                            1,202,565
     53,000 Power Integrations Inc*                                    1,082,790
     81,320 PowerDsine Inc*                                            1,007,555
     17,200 Silicon Image Inc*                                           217,408
    420,800 Zarlink Semiconductor Inc*                                 1,275,024
                                                                     $12,191,080

ENGINEERING & CONSTRUCTION --- 0.79%
    127,310 American Superconductor Corp*                              1,581,190
                                                                      $1,581,190

FINANCIAL SERVICES --- 2.97%
     18,900 ACE Cash Express Inc*                                        492,156
     10,740 Asset Acceptance Capital Corp*                               182,426
     32,000 BankUnited Financial Corp*                                   932,800
     37,382 Collegiate Funding Services*                                 469,518
     19,700 Education Lending Group Inc*                                 291,166
     10,100 Euronet Worldwide Inc*                                       189,072
     21,640 First Marblehead Corp*                                     1,004,096
     23,800 Investors Financial Services Corp                          1,074,094
     12,000 Nelnet Inc*                                                  268,560
     74,500 NetBank Inc                                                  745,745
     20,200 QC Holdings Inc*                                             321,786
                                                                      $5,971,419

GOLD, METALS & MINING --- 1.18%
     37,100 Aber Diamond Corp*                                         1,283,660
     25,300 Allegheny Technologies Inc                                   461,725
      2,200 Compass Minerals International Inc                            49,459
     34,600 Meridian Gold Inc*                                           583,895
                                                                      $2,378,739

HARDWARE & TOOLS --- 0.59%
     11,300 Florida Rock Industries Inc                                  553,587
     60,200 Infrasource Services Inc*                                    632,100
                                                                      $1,185,687

HEALTH CARE RELATED --- 3.27%
      6,700 AMERIGROUP Corp*                                             376,875
      5,300 Amedisys Inc*                                                158,735
     25,900 Apria Healthcare Group Inc*                                  705,775
    102,700 Conceptus Inc*                                               952,029
     46,200 Cryolife Inc                                                 335,412
     14,200 Cyberonics Inc*                                              290,532
     34,600 LifePoint Hospitals Inc*                                   1,038,346
     12,400 Martek Biosciences Corp*                                     603,136
      5,800 Molina Healthcare Inc*                                       205,900
     65,500 Penwest Pharmaceuticals Co*                                  739,495
     16,600 Serologicals Corp*                                           387,278
      7,300 Sierra Health Services Inc*                                  349,889
      6,380 Symbion Inc*                                                 102,655
     17,284 Wellcare Health Plans Inc*                                   327,532
                                                                      $6,573,589

HOTELS/MOTELS --- 0.13%
      9,700 Fairmont Hotels & Resorts Inc                                265,004
                                                                        $265,004

INVESTMENT BANK/BROKERAGE FIRM --- 0.49%
     24,000 Cathay Bancorp Inc                                           892,560
      9,500 First Albany Co Inc                                           86,830
                                                                        $979,390

LEISURE & ENTERTAINMENT --- 2.53%
     31,500 Aztar Corp*                                                  831,600
     12,650 SCP Pool Corp                                                338,261
     95,400 WMS Industries Inc*                                        2,450,634
     69,100 West Marine Inc*                                           1,477,358
                                                                      $5,097,853

MACHINERY --- 1.88%
     12,700 Bucyrus International Inc*                                   426,720
     19,500 CLARCOR Inc                                                  929,565
      5,900 CUNO Inc*                                                    340,725
      5,400 Dionex Corp*                                                 295,380
     11,700 IDEX Corp                                                    397,332
     11,600 Lincoln Electric Holdings Inc*                               363,776
      8,400 Terex Corp*                                                  364,560
      6,500 Toro Co                                                      443,950
      8,000 Wabash National Corp*                                        219,760
                                                                      $3,781,768

MANUFACTURING --- 0.90%
      7,600 Actuant Corp Class A*                                        313,196
     62,700 Applied Films Corp*                                        1,129,227
     17,800 Hexcel Corp*                                                 245,996
      6,300 RTI International Metals Inc*                                122,031
                                                                      $1,810,450

MEDICAL PRODUCTS --- 9.42%
      8,500 Advanced Neuromodulation Systems Inc*                        257,975
    132,300 Aspect Medical Systems Inc*                                2,393,307
    119,090 Bruker BioSciences Corp*                                     412,051
    128,800 Cytyc Corp*                                                3,110,598
     21,100 EPIX Pharmaceuticals Inc*                                    407,441
     17,300 Fisher Scientific International Inc*                       1,009,109
     87,700 Gen-Probe Inc*                                             3,496,599
      2,100 Given Imaging Ltd*                                            80,745
     15,300 Integra LifeSciences Holdings*                               491,283
     15,500 Kensey Nash Corp*                                            405,945
     23,300 Millipore Corp*                                            1,114,905
      9,500 PolyMedica Corp                                              292,600
     10,900 Sybron Dental Specialties Inc*                               323,621
    133,400 Thoratec Laboratories Corp*                                1,283,308
     56,700 Ventana Medical Systems Inc*                              2,859,948
     60,600 Viasys Healthcare Inc*                                     1,013,838
                                                                     $18,953,273

MISCELLANEOUS --- 0.17%
     10,100 RC2 Corp*                                                    332,290
                                                                        $332,290

PHARMACEUTICALS --- 6.07%
    128,000 CV Therapeutics Inc*                                       1,600,000
     18,100 Connetics Corp*                                              489,062
     28,190 Corcept Therapeutics Inc*                                    221,010
     79,050 Cypress Bioscience Inc*                                      922,514
      9,100 Dyax Corp*                                                    69,524
     66,800 Inspire Pharmaceuticals Inc*                               1,050,764
     40,600 Ligand Pharmaceuticals Inc Class B*                          406,812
     60,270 Mannkind Corp*                                             1,207,259
     93,500 Medicis Pharmaceutical Corp Class A                        3,650,949
     20,000 Neurocrine Biosciences Inc*                                  943,200
      5,600 Onyx Pharmaceuticals Inc*                                    240,856
     20,700 Renovis Inc*                                                 165,807
     84,800 Vicuron Pharmaceuticals Inc*                               1,244,864
                                                                     $12,212,621

POLLUTION CONTROL --- 0.11%
      7,200 Waste Connections Inc*                                       228,096
                                                                        $228,096

PRINTING & PUBLISHING --- 0.35%
     69,900 Playboy Enterprises Inc*                                     701,796
                                                                        $701,796

REAL ESTATE --- 0.58%
     33,030 CB Richard Ellis Group Inc*                                  762,993
     19,100 Saxon Capital Inc REIT*                                      410,650
                                                                      $1,173,643

RESTAURANTS --- 2.70%
     38,100 Cheesecake Factory Inc*                                    1,653,941
     52,500 PF Changs China Bistro Inc*                                2,545,725
     19,400 Rare Hospitality International Inc*                          517,010
     28,100 Sonic Corp*                                                  720,203
                                                                      $5,436,879

RETAIL --- 4.03%
    123,400 1-800-FLOWERS.COM Inc*                                     1,024,220
     63,600 99 Cents Only Stores*                                        905,028
     13,400 AC Moore Arts & Crafts Inc*                                  331,382
     37,850 Coldwater Creek Inc*                                         789,930
     30,070 MSC Industrial Direct Co Inc Class A                       1,024,786
     15,700 Nu Skin Enterprises Inc                                      369,107
     16,900 PETCO*                                                       551,954
     15,500 Tractor Supply Co*                                           487,320
     28,400 Tuesday Morning Corp*                                        878,128
     19,200 Urban Outfitters Inc*                                        660,480
     29,400 Wild Oats Markets Inc*                                       254,016
     28,400 Yankee Candle Co*                                            822,464
                                                                      $8,098,815

SAVINGS & LOANS --- 1.83%
     21,100 Harbor Florida Bancshares Inc                                656,210
    112,000 NewAlliance Bancshares Inc                                 1,607,200
     83,300 Partners Trust Financial Group Inc                           862,988
     26,000 Provident Financial Services Inc                             448,500
      5,500 Rainier Pacific Financial Group Inc                           98,065
                                                                      $3,672,963

SHOES --- 0.95%
     15,800 Reebok International Ltd                                     580,176
     17,300 Timberland Co Class A*                                       982,640
     13,500 Wolverine World Wide Inc                                     340,200
                                                                      $1,903,016

SPECIALIZED SERVICES --- 14.66%
     52,300 ADVO Inc                                                   1,618,162
     37,200 Advisory Board Co*                                         1,249,920
     58,200 Alliance Data Systems Corp*                                2,360,592
     25,800 Bright Horizons Family Solutions Inc*                      1,400,682
     13,100 CDI Corp                                                     268,379
     37,700 Career Education Corp*                                     1,071,811
     14,470 Charles River Associates Inc*                                554,056
     39,220 CoStar Group Inc*                                          1,929,232
     53,300 Corinthian Colleges Inc*                                     718,484
     29,600 Corporate Executive Board Co                               1,812,704
      4,400 Education Management Corp*                                   116,890
     25,700 Getty Images Inc*                                          1,421,210
     25,900 Gevity HR Inc                                                398,342
     54,900 Global Payments Inc                                        2,940,087
     24,590 Greenfield Online Inc*                                       499,423
     45,300 Labor Ready Inc*                                             635,106
      5,700 Laureate Education Inc*                                      212,154
      9,400 Mine Safety Appliances Co                                    382,768
     15,200 Navigant Consulting Inc*                                     333,792
     41,200 RH Donnelley Corp*                                         2,033,632
     34,500 Regis Corp                                                 1,387,590
     25,700 Strayer Education Inc                                      2,955,757
      7,400 UTI Worldwide Inc                                            435,194
     76,570 Universal Technical Institute Inc*                         2,311,030
     44,800 aQuantive Inc*                                               432,320
                                                                     $29,479,317

TELEPHONE & TELECOMMUNICATIONS --- 1.85%
     34,240 Almosa Holdings Inc*                                         261,594
     86,500 KVH Industries Inc*                                          624,530
     17,900 NMS Communications Corp*                                      87,339
     33,900 RF Micro Devices Inc                                         214,926
     42,700 SpectraSite Inc*                                           1,985,550
     32,300 Tekelec*                                                     538,764
                                                                      $3,712,703

TEXTILES --- 1.68%
     12,190 Carter's Inc*                                                337,541
     29,600 Finish Line Inc                                              915,232
     38,500 Kellwood Co                                                1,403,164
     28,500 Quiksilver Inc*                                              724,470
                                                                      $3,380,407

TRANSPORTATION --- 0.91%
      9,600 Arkansas Best Corp                                           351,552
     11,200 Landstar System Inc*                                         657,216
     16,850 Sirva Inc*                                                   385,865
      9,500 Yellow Roadway Corp*                                         445,455
                                                                      $1,840,088

TOTAL COMMON STOCK --- 100.00%                                      $201,144,988
(Cost $195,891,282)

TOTAL MAXIM MFS(R) SMALL-CAP GROWTH PORTFOLIO --- 100%             $201,144,988
(Cost $195,891,282)

Legend
* Non-income Producing Security
REIT - Real Estate Investment Trust

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Equity securities are valued at the last sale price as of the close of business of the exchange or valuation time. The Maxim MFS(R) Small-Cap Growth Portfolio utilizes the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

At September 30, 2004, the U.S. Federal income tax cost basis was $197,514,356. The Maxim MFS(R) Small-Cap Growth Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $18,889,040 and gross depreciation of securities in which there was an excess of tax cost over value of $15,258,408, resulting in net appreciation of $3,630,632.


Maxim Series Fund, Inc.

Maxim Money Market Portfolio
Schedule of Investments
September 30, 2004
UNAUDITED

BONDS

AGENCY --- 14.56%
  5,000,000 Fannie Mae **                                              5,000,000
            1.650% May 16, 2005
  5,000,000 Fannie Mae **                                              4,999,749
            1.730% December 27, 2004
  5,000,000 Federal Farm Credit ++                                     5,000,000
            1.731% July 5, 2005
  5,000,000 Federal Home Loan Bank **                                  5,000,000
            1.500% May 4, 2005
  5,000,000 Federal Home Loan Bank **                                  5,000,000
            1.470% March 1, 2005
  5,000,000 Federal Home Loan Bank **                                  4,962,794
            1.500% October 20, 2005
  2,500,000 Federal Home Loan Bank **                                  2,499,763
            1.750% July 26, 2005
  3,500,000 Federal Home Loan Bank **                                  3,500,000
            1.400% April 1, 2005
  5,000,000 Federal Home Loan Bank **                                  5,000,000
            1.440% March 8, 2005
  5,000,000 Federal Home Loan Bank **                                  4,998,837
            1.679% September 16, 2005
                                                                     $45,961,143

AGENCY ASSET BACKED --- 9.9%
  3,250,127 Fannie Mae ++                                              3,250,127
            Series 2002-T10 Class A1
            1.960% June 25, 2032
  3,203,047 Fannie Mae ++                                              3,202,333
            Series 2002-T7 Class A1
            1.960% July 25, 2004
  1,743,923 Fannie Mae ++                                              1,743,923
            Series 2001-T9 Class A1
            1.950% September 25, 2031
  5,070,338 Fannie Mae ++                                              5,070,338
            Series 2003-W5 Class A
            1.950% April 25, 2033
  4,675,381 Fannie Mae ++                                              4,675,381
            Series 2002-T13 Class A1
            1.940% August 25, 2032
  2,638,228 Freddie Mac ++                                             2,638,228
            Series T-32 Class A1
            1.970% August 25, 2031
  2,177,995 Freddie Mac ++                                             2,177,995
            Series T-31 Class A7
            1.965% May 25, 2031
    363,534 Freddie Mac ++                                               363,534
            Series T-29 Class A1
            2.020% September 15, 2026
  1,528,087 Freddie Mac ++                                             1,528,559
            Series T-26 Class A1
            2.020% January 15, 2027
  6,729,743 Freddie Mac ++                                             6,729,921
            Series T-35 Class A
            1.980% September 25, 2031
                                                                     $31,380,339

AGENCY MORTGAGE BACKED --- 2.6%
  5,424,648 Fannie Mae ++                                              5,424,647
            Series 2001-T13 Class A1
            2.000% March 25, 2032
  2,223,537 Fannie Mae ++                                              2,215,347
            Series 2002-W5 Class A9
            2.240% November 25, 2030
    290,078 Freddie Mac ++                                               290,078
            Series T-28 Class A1
            1.985% September 25, 2030
    227,123 Freddie Mac ++                                               227,123
            Series T20 Class A7
            1.990% December 25, 2029
                                                                      $8,157,195

TOTAL BONDS --- 27.10%                                               $85,498,677
(Cost $85,498,677)

SHORT-TERM INVESTMENTS

 17,500,000 Fannie Mae                                                17,480,605
               1.569%, October 27, 2004
 30,000,000 Fannie Mae                                                29,861,260
               1.767%, January 5, 2005
  9,500,000 Fannie Mae                                                 9,490,408
               1.757%, October 22, 2004
  5,450,000 Fannie Mae                                                 5,446,736
               1.563%, October 15, 2004
 10,000,000 Fannie Mae                                                 9,994,264
               1.746%, October 13, 2004
  4,200,000 Fannie Mae                                                 4,190,130
               1.829%, November 17, 2004
 15,000,000 Fannie Mae                                                14,950,001
               1.672%, December 13, 2004
  2,000,000 Fannie Mae                                                 1,998,204
               1.726%, October 20, 2004
 13,000,000 Fannie Mae                                                12,966,009
               1.629%, November 3, 2004
 18,000,000 Fannie Mae                                                17,973,532
               1.629%, November 3, 2004
 10,000,000 Federal Farm Credit                                        9,992,064
               1.705%, October 18, 2004
  5,000,000 Federal Farm Credit                                        4,998,625
               1.673%, October 7, 2004
  2,143,000 Federal Home Loan Bank                                     2,142,500
               1.705%, October 6, 2004
  4,593,000 Federal Home Loan Bank                                     4,590,426
               1.706%, October 13, 2004
  2,325,000 Federal Home Loan Bank                                     2,324,249
               1.685%, October 8, 2004
  9,000,000 Federal Home Loan Bank                                     8,989,373
               1.726%, October 26, 2004
    968,000 Freddie Mac                                                  966,906
               1.610%, October 26, 2004
 18,080,000 Freddie Mac                                               18,045,423
               1.798%, November 9, 2004
  7,754,000 Freddie Mac                                                7,738,750
               1.798%, November 10, 2004
    200,000 Freddie Mac                                                  199,885
               1.756%, October 13, 2004
  2,100,000 Freddie Mac                                                2,096,098
               1.788%, November 8, 2004
  2,230,000 Freddie Mac                                                2,224,842
               1.839%, November 16, 2004
  4,332,000 Freddie Mac                                                4,329,983
               1.546%, October 12, 2004
  5,000,000 Sallie Mae                                                 5,000,000
               1.807%, October 21, 2004
  8,000,000 Tennessee Valley Authority                                 7,989,799
               1.726%, October 28, 2004
10,000,000 International Bank for Reconstruction & Development        9,995,438
               1.515%, October 12, 2004
14,000,000 United States of America                                  13,988,329
               1.502%, October 21, 2004

TOTAL SHORT-TERM INVESTMENTS --- 72.90%                             $229,963,839
(Cost $229,963,839)

TOTAL MAXIM MONEY MARKET PORTFOLIO --- 100%                         $315,462,516
(Cost $315,462,516)

Legend
** Security is an agency note with maturity date and interest rate indicated. ++ Represents the current interest rate for variable rate security.

All short-term and money market securities are valued at amortized cost which approximates market value. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

Investments in securities of governmental agencies may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.



Maxim Series Fund, Inc.

Maxim S&P 500 Index(R) Portfolio
Schedule of Investments
September 30, 2004
UNAUDITED

COMMON STOCK

AEROSPACE & DEFENSE --- 2.04%
     49,218 Boeing Co                                                  2,540,633
     11,777 General Dynamics Corp                                      1,202,432
      6,952 Goodrich Corp                                                218,015
     50,468 Honeywell International Inc                                1,809,782
     26,128 Lockheed Martin Corp                                       1,457,420
     21,058 Northrop Grumman Corp                                      1,123,023
     26,503 Raytheon Co                                                1,006,584
     10,392 Rockwell Collins                                             385,959
     30,046 United Technologies Corp                                   2,805,695
                                                                     $12,549,543

AGRICULTURE --- 0.20%
     38,174 Archer-Daniels-Midland Co                                    648,195
     15,649 Monsanto Co                                                  569,937
                                                                      $1,218,132

AIR FREIGHT --- 1.09%
     17,612 FedEx Corp                                                 1,509,172
      3,792 Ryder System Inc                                             178,376
     66,015 United Parcel Service Inc Class B                          5,011,859
                                                                      $6,699,407

AIRLINES --- 0.11%
      7,342 Delta Air Lines Inc*                                          24,155
     46,282 Southwest Airlines Co                                        630,361
                                                                        $654,516

AUTO PARTS & EQUIPMENT --- 0.22%
      4,386 Cooper Tire & Rubber Co                                       88,466
      8,723 Dana Corp                                                    154,310
     32,862 Delphi Corp                                                  305,288
     10,266 Goodyear Tire & Rubber Co*                                   110,257
     11,156 Johnson Controls Inc                                         633,772
      7,575 Visteon Corp                                                  60,524
                                                                      $1,352,617

AUTOMOBILES --- 0.47%
    107,324 Ford Motor Co                                              1,507,902
     33,103 General Motors Corp                                        1,406,215
                                                                      $2,914,117

BANKS --- 6.00%
     20,693 AmSouth Bancorp                                              504,909
     32,563 BB&T Corp                                                  1,292,425
    238,696 Bank of America Corp                                      10,342,698
     10,021 Comerica Inc                                                 594,746
     33,433 Fifth Third Bancorp                                        1,645,572
      7,210 First Horizon National Corp                                  312,626
     13,404 Huntington Bancshares Inc                                    333,894
     23,846 KeyCorp                                                      753,534
      6,900 M&T Bank Corp                                                660,330
     13,049 Marshall & Ilsley Corp                                       525,875
     38,849 National City Corp                                         1,500,348
     18,297 North Fork Bancorp Inc                                       813,302
     16,627 PNC Financial Services Group                                 899,521
     27,089 Regions Financial Corp                                       895,562
     19,496 SouthTrust Corp                                              812,203
     20,988 SunTrust Banks Inc                                         1,477,765
     18,128 Synovus Financial Corp                                       474,047
    110,214 US Bancorp                                                 3,185,185
     76,852 Wachovia Corp                                              3,608,201
     99,089 Wells Fargo & Co                                           5,908,677
      5,250 Zions Bancorp                                                320,460
                                                                     $36,861,880

BIOTECHNOLOGY --- 1.29%
     74,292 Amgen Inc*                                                 4,210,871
     19,918 Biogen Idec Inc*                                           1,218,384
     11,065 Chiron Corp*                                                 489,073
     13,366 Genzyme Corp*                                                727,244
     25,300 Gilead Sciences Inc*                                         945,714
     14,602 MedImmune Inc*                                               346,067
                                                                      $7,937,353

BROADCAST/MEDIA --- 0.88%
     34,652 Clear Channel Communications Inc                           1,080,103
    131,161 Comcast Corp*                                              3,703,987
     18,929 Univision Communications Inc Class A*                        598,346
                                                                      $5,382,436

BUILDING MATERIALS --- 0.27%
     12,513 American Standard Cos Inc*                                   486,881
     25,401 Masco Corp                                                   877,097
      6,035 Vulcan Materials Co                                          307,483
                                                                      $1,671,461

CHEMICALS --- 1.50%
     13,299 Air Products & Chemicals Inc                                 723,200
     55,158 Dow Chemical Co                                            2,492,038
     58,552 EI du Pont de Nemours & Co                                 2,506,026
      4,611 Eastman Chemical Co                                          219,253
     15,125 Ecolab Inc                                                   475,530
      7,305 Engelhard Corp                                               207,097
      2,911 Great Lakes Chemical Corp                                     74,522
      6,501 Hercules Inc*                                                 92,574
      5,523 International Flavors & Fragrances Inc                       210,979
     10,081 PPG Industries Inc                                           617,764
     19,018 Praxair Inc                                                  812,829
     13,162 Rohm & Haas Co                                               565,571
      4,082 Sigma-Aldrich Corp                                           236,756
                                                                      $9,234,139

COMMUNICATIONS - EQUIPMENT --- 1.58%
     47,372 ADC Telecommunications Inc*                                   85,743
      9,410 Andrew Corp*                                                 115,178
     26,472 Avaya Inc*                                                   369,020
     33,317 CIENA Corp*                                                   65,968
     11,392 Comverse Technology Inc*                                     214,511
     81,756 Corning Inc*                                                 905,856
     84,446 JDS Uniphase Corp*                                           284,583
    252,828 Lucent Technologies Inc*                                     801,465
    138,572 Motorola Inc                                               2,499,839
      5,383 QLogic Corp*                                                 159,391
     95,542 QUALCOMM Inc                                               3,729,960
      8,979 Scientific-Atlanta Inc                                       232,736
     24,364 Tellabs Inc*                                                 223,905
                                                                      $9,688,155

COMPUTER HARDWARE & SYSTEMS --- 3.54%
     22,754 Apple Computer Inc*                                          881,718
    146,495 Dell Inc*                                                  5,215,222
    141,007 EMC Corp*                                                  1,627,221
     21,840 Gateway Inc*                                                 108,108
    177,120 Hewlett-Packard Co                                         3,321,000
     98,290 International Business Machines Corp                       8,427,385
      7,581 Lexmark International Group Inc Class A*                     636,880
      5,488 NCR Corp*                                                    272,150
     20,951 Network Appliance Inc*                                       481,873
    195,159 Sun Microsystems Inc*                                        788,442
                                                                     $21,759,999

COMPUTER SOFTWARE & SERVICES --- 7.79%
     14,049 Adobe Systems Inc                                            695,004
      7,550 Affiliated Computer Services Inc Class A*                    420,309
      6,655 Autodesk Inc                                                 323,633
     34,277 Automatic Data Processing Inc                              1,416,326
     13,049 BMC Software Inc*                                            206,305
    396,743 Cisco Systems Inc*                                         7,181,048
      9,915 Citrix Systems Inc*                                          173,711
     34,347 Computer Associates International Inc                        901,952
     11,104 Computer Sciences Corp*                                      522,998
     22,642 Compuware Corp*                                              116,606
      8,333 Convergys Corp*                                              111,912
     17,784 Electronic Arts Inc*                                         817,886
     30,026 Electronic Data Systems Corp                                 582,204
     50,323 First Data Corp                                            2,189,051
     11,411 Fiserv Inc*                                                  397,787
     11,251 Intuit Inc*                                                  510,795
      5,427 Mercury Interactive Corp*                                    189,294
    637,924 Microsoft Corp                                            17,638,599
     22,594 Novell Inc*                                                  142,568
    303,336 Oracle Corp*                                               3,421,630
     15,783 Parametric Technology Corp*                                   83,334
     22,158 Paychex Inc                                                  668,064
     21,522 PeopleSoft Inc*                                              427,212
      8,038 Sabre Holdings Corp                                          197,172
     29,662 Siebel Systems Inc*                                          223,651
     16,871 SunGard Data Systems Inc*                                    401,024
     18,492 Symantec Corp*                                             1,014,841
     19,590 Unisys Corp*                                                 202,169
     25,330 VERITAS Software Corp*                                       450,874
     79,814 Yahoo! Inc*                                                2,706,493
     38,771 eBay Inc*                                                  3,564,606
                                                                     $47,899,058

CONGLOMERATES --- 4.66%
     45,935 3M Co                                                      3,673,422
    619,541 General Electric Co                                       20,804,187
      8,129 Textron Inc                                                  522,451
    117,838 Tyco International Ltd                                     3,612,913
                                                                     $28,612,973

CONTAINERS --- 0.17%
      6,632 Ball Corp                                                    247,772
      6,286 Bemis Co Inc                                                 167,082
      8,745 Pactiv Corp*                                                 203,321
      4,965 Sealed Air Corp*                                             230,128
      3,301 Temple-Inland Inc                                            221,662
                                                                      $1,069,965

COSMETICS & PERSONAL CARE --- 0.63%
      5,346 Alberto-Culver Co Class B                                    232,444
     27,730 Avon Products Inc                                          1,211,246
     58,738 Gillette Co                                                2,451,724
                                                                      $3,895,414

DISTRIBUTORS --- 0.30%
     10,307 Genuine Parts Co                                             395,583
     37,508 SYSCO Corp                                                 1,122,239
      5,307 WW Grainger Inc                                              305,949
                                                                      $1,823,771

ELECTRIC COMPANIES --- 2.18%
      7,360 Allegheny Energy Inc*                                        117,466
     11,375 Ameren Corp                                                  524,956
     23,165 American Electric Power Co Inc                               740,353
      9,371 CMS Energy Corp*                                              89,212
     17,969 CenterPoint Energy Inc                                       186,159
     10,638 Cinergy Corp                                                 421,265
     14,132 Consolidated Edison Inc                                      594,109
     10,218 DTE Energy Co                                                431,097
     19,442 Dominion Resources Inc                                     1,268,396
     19,114 Edison International                                         506,712
     13,307 Entergy Corp                                                 806,537
     38,740 Exelon Corp                                                1,421,371
     10,936 FPL Group Inc                                                747,148
     19,361 FirstEnergy Corp                                             795,350
     23,539 PG&E Corp*                                                   715,586
     11,126 PPL Corp                                                     524,925
      5,307 Pinnacle West Capital Corp                                   220,241
     14,468 Progress Energy Inc                                          612,286
      5,530 Progress Energy Inc @ (CVO)*                                       0
     43,280 Southern Co                                                1,297,534
     11,609 TECO Energy Inc                                              157,070
     17,431 TXU Corp                                                     835,294
     23,390 Xcel Energy Inc                                              405,115
                                                                     $13,418,182

ELECTRONIC INSTRUMENT & EQUIP --- 0.86%
     28,469 Agilent Technologies Inc*                                    614,076
     11,702 American Power Conversion Corp                               203,498
      5,565 Cooper Industries Inc                                        328,335
     24,702 Emerson Electric Co                                        1,528,807
     11,745 Jabil Circuit Inc*                                           270,135
     11,071 Molex Inc                                                    330,137
      7,469 PerkinElmer Inc                                              128,616
      4,901 Power-One Inc*                                                31,758
     10,790 Rockwell Automation Inc                                      417,573
     30,573 Sanmina - SCI Corp*                                          215,540
     56,419 Solectron Corp*                                              279,274
     14,021 Symbol Technologies Inc                                      177,225
      5,414 Tektronix Inc                                                180,016
      9,529 Thermo Electron Corp*                                        257,474
      6,938 Waters Corp*                                                 305,966
                                                                      $5,268,430

ELECTRONICS - SEMICONDUCTOR --- 2.84%
     20,766 Advanced Micro Devices Inc*                                  269,958
     21,807 Altera Corp*                                                 426,763
     22,155 Analog Devices Inc                                           859,171
     99,635 Applied Materials Inc*                                     1,642,981
     18,361 Applied Micro Circuits Corp*                                  57,470
     18,905 Broadcom Corp Class A*                                       515,917
    376,377 Intel Corp                                                 7,550,123
     11,569 KLA-Tencor Corp*                                             479,882
     22,541 LSI Logic Corp*                                               96,926
     18,058 Linear Technology Corp                                       654,422
     19,100 Maxim Integrated Products Inc                                807,739
     35,817 Micron Technology Inc*                                       430,879
      9,765 NVIDIA Corp*                                                 141,788
     20,962 National Semiconductor Corp*                                 324,701
      8,322 Novellus Systems Inc*                                        221,282
     10,333 PMC-Sierra Inc*                                               91,034
     11,317 Teradyne Inc*                                                151,648
    101,505 Texas Instruments Inc                                      2,160,026
     20,347 Xilinx Inc                                                   549,369
                                                                     $17,432,079

ENGINEERING & CONSTRUCTION --- 0.04%
      4,892 Fluor Corp                                                   217,792
                                                                        $217,792

FINANCIAL SERVICES --- 6.40%
     45,583 Bank of New York Co Inc                                    1,329,656
    303,933 Citigroup Inc                                             13,409,524
     33,060 Countrywide Credit Industries Inc                          1,302,233
     56,858 Fannie Mae (nonvtg)                                        3,604,797
      6,383 Federated Investors Inc Class B                              181,533
     14,623 Franklin Resources Inc                                       815,378
     40,294 Freddie Mac                                                2,628,781
      9,005 Golden West Financial Corp                                   999,105
    208,974 JPMorgan Chase & Co                                        8,302,537
     13,977 Janus Capital Group Inc                                      190,227
      5,819 MGIC Investment Corp                                         387,254
     24,824 Mellon Financial Corp                                        687,377
      8,681 Moody's Corp                                                 635,883
     12,901 Northern Trust Corp                                          526,361
     18,340 Principal Financial Group                                    659,690
     20,100 Sovereign Bancorp Inc                                        438,582
     19,719 State Street Corp                                            842,198
      7,442 T Rowe Price Group Inc                                       379,095
     51,232 Washington Mutual Inc                                      2,002,147
                                                                     $39,322,358

FOOD & BEVERAGES --- 3.47%
      2,221 Adolph Coors Co Class B                                      150,850
     47,043 Anheuser-Busch Co Inc                                      2,349,798
      7,140 Brown-Forman Corp                                            327,012
     24,077 Campbell Soup Co                                             632,984
    142,414 Coca-Cola Co                                               5,703,681
     27,482 Coca-Cola Enterprises Inc                                    518,036
     30,995 ConAgra Foods Inc                                            796,881
     22,302 General Mills Inc                                          1,001,360
     20,500 HJ Heinz Co                                                  738,410
     14,498 Hershey Foods Corp                                           677,202
     24,300 Kellogg Co                                                 1,036,638
      8,062 McCormick & Co Inc (nonvtg)                                  276,849
     14,892 Pepsi Bottling Group Inc                                     404,318
     99,408 PepsiCo Inc                                                4,836,199
     46,492 Sara Lee Corp                                              1,062,807
     13,187 Wm Wrigley Jr Co                                             834,869
                                                                     $21,347,894

GOLD, METALS & MINING --- 0.77%
     51,025 Alcoa Inc                                                  1,713,930
      5,588 Allegheny Technologies Inc                                   101,981
     10,428 Freeport-McMoRan Copper & Gold Inc                          422,334
     26,040 Newmont Mining Corp                                        1,185,601
      4,670 Nucor Corp                                                   426,698
      5,498 Phelps Dodge Corp                                            505,981
      6,689 United States Steel Corp                                     251,640
      5,118 Worthington Industries Inc                                   109,269
                                                                      $4,717,434

HEALTH CARE RELATED --- 2.07%
      9,014 Aetna Inc                                                    900,769
      6,612 AmericsourceBergen Corp                                      355,131
      8,262 Anthem Inc*                                                  720,860
      8,123 CIGNA Corp                                                   565,604
     25,236 Cardinal Health Inc                                        1,104,580
     27,350 Caremark Rx Inc*                                             877,115
      4,595 Express Scripts Inc Class A*                                 300,237
     28,320 HCA Inc                                                    1,080,408
     14,282 Health Management Associates Inc Class A                     291,781
      9,088 Hospira Inc*                                                 278,093
      9,321 Humana Inc*                                                  186,234
     13,728 IMS Health Inc                                               328,374
      5,091 Manor Care Inc                                               152,526
     17,202 McKesson HBOC Inc                                            441,231
     15,907 Medco Health Solutions Inc*                                  491,526
      6,014 Quest Diagnostics Inc                                        530,555
     27,310 Tenet Healthcare Corp*                                       294,675
     39,020 United Health Group Inc                                    2,877,335
      9,218 Wellpoint Health Networks Inc*                               968,720
                                                                     $12,745,754

HEAVY TRUCKS & PARTS --- 0.03%
      2,600 Cummins Engine Co Inc                                        192,114
                                                                        $192,114

HOMEBUILDING --- 0.17%
      7,300 Centex Corp                                                  368,358
      2,740 KB Home                                                      231,503
      7,416 Pulte Corp                                                   455,120
                                                                      $1,054,981

HOTELS/MOTELS --- 0.56%
     37,110 Carnival Corp                                              1,754,932
     22,537 Hilton Hotels Corp                                           424,597
     13,487 Marriott International Inc Class A                           700,785
     12,258 Starwood Hotels & Resorts Worldwide Inc                      569,016
                                                                      $3,449,330

HOUSEHOLD GOODS --- 2.32%
      4,767 Black & Decker Corp                                          369,156
     12,521 Clorox Co                                                    667,369
     31,209 Colgate-Palmolive Co                                       1,410,023
      8,505 Fortune Brands Inc                                           630,135
     29,026 Kimberly-Clark Corp                                        1,874,789
     11,243 Leggett & Platt Inc                                          315,928
      4,571 Maytag Corp                                                   83,969
     16,038 Newell Rubbermaid Inc                                        321,402
    149,202 Procter & Gamble Co                                        8,074,812
      3,357 Snap-on Inc                                                   92,519
      4,813 Stanley Works                                                204,697
      3,950 Whirlpool Corp                                               237,356
                                                                     $14,282,155

INSURANCE RELATED --- 4.55%
     16,614 ACE Ltd                                                      665,557
     29,728 AFLAC Inc                                                  1,165,635
     40,652 Allstate Corp                                              1,950,889
      6,424 Ambac Financial Group Inc                                    513,599
    152,947 American International Group Inc                          10,398,867
     18,515 Aon Corp                                                     532,121
     11,212 Chubb Corp                                                   787,979
      9,877 Cincinnati Financial Corp                                    407,130
     17,257 Hartford Financial Services Group Inc                      1,068,726
      8,034 Jefferson-Pilot Corp                                         398,968
     10,329 Lincoln National Corp                                        485,463
     10,896 Loews Corp                                                   637,416
      8,404 MBIA Inc                                                     489,197
     30,504 Marsh & McLennan Cos Inc                                   1,395,863
     44,058 MetLife Inc                                                1,702,842
     12,774 Progressive Corp                                           1,082,597
     30,453 Prudential Financial Inc                                   1,432,509
      7,356 SAFECO Corp                                                  335,801
     39,269 St Paul Cos Inc                                            1,298,233
      6,471 Torchmark Corp                                               344,128
     17,392 UnumProvident Corp                                           272,880
      8,096 XL Capital Ltd Class A                                       599,023
                                                                     $27,965,423

INVESTMENT BANK/BROKERAGE FIRM --- 1.42%
      6,025 Bear Stearns Co Inc                                          579,424
     80,171 Charles Schwab Corp                                          736,771
     21,900 E*TRADE Financial Corp*                                      250,098
     15,944 Lehman Brothers Holdings Inc                               1,271,056
     55,184 Merrill Lynch & Co Inc                                     2,743,748
     64,439 Morgan Stanley                                             3,176,843
                                                                      $8,757,940

LEISURE & ENTERTAINMENT --- 2.19%
      5,652 Brunswick Corp                                               258,636
     17,343 Harley-Davidson Inc                                        1,030,868
      6,599 Harrah's Entertainment Inc                                   349,615
     10,303 Hasbro Inc                                                   193,696
     20,255 International Game Technology                                728,167
     24,281 Mattel Inc                                                   440,215
    268,272 Time Warner Inc*                                           4,329,910
    101,776 Viacom Inc Class B                                         3,415,603
    120,510 Walt Disney Co                                             2,717,501
                                                                     $13,464,211

MACHINERY --- 0.56%
     20,108 Caterpillar Inc                                            1,617,689
     14,531 Deere & Co                                                   937,976
      4,091 Navistar International Corp*                                 152,144
     10,196 PACCAR Inc                                                   704,748
                                                                      $3,412,557

MANUFACTURING --- 0.88%
      3,431 Crane Co                                                      99,225
     18,120 Danaher Corp                                                 929,194
     11,921 Dover Corp                                                   463,369
      8,954 Eaton Corp                                                   567,773
      5,470 ITT Industries Inc                                           437,545
     17,739 Illinois Tool Works Inc                                    1,652,743
     10,195 Ingersoll-Rand Co                                            692,954
      7,296 Pall Corp                                                    178,606
      7,012 Parker-Hannifin Corp                                         412,726
                                                                      $5,434,135

MEDICAL PRODUCTS --- 2.25%
     11,765 Applera Corp Applied Biosystems Group                        222,006
      3,132 Bausch & Lomb Inc                                            208,121
     36,062 Baxter International Inc                                   1,159,754
     14,687 Becton Dickinson & Co                                        759,318
     14,864 Biomet Inc                                                   696,824
     49,416 Boston Scientific Corp*                                    1,963,298
      6,148 CR Bard Inc                                                  348,161
      6,800 Fisher Scientific International Inc*                         396,644
     18,437 Guidant Corp                                               1,217,579
     70,972 Medtronic Inc                                              3,683,447
      2,947 Millipore Corp*                                              141,014
     10,444 St Jude Medical Inc*                                         786,120
     23,500 Stryker Corp                                               1,129,880
     14,359 Zimmer Holdings Inc*                                       1,134,935
                                                                     $13,847,101

OFFICE EQUIPMENT & SUPPLIES --- 0.28%
      6,451 Avery Dennison Corp                                          424,347
     13,592 Pitney Bowes Inc                                             599,407
     49,186 Xerox Corp*                                                  692,539
                                                                      $1,716,293

OIL & GAS --- 7.15%
      5,348 Amerada Hess Corp                                            475,972
     14,661 Anadarko Petroleum Corp                                      972,904
     19,160 Apache Corp                                                  960,108
      4,141 Ashland Inc                                                  232,227
      9,450 BJ Services Co*                                              495,275
     19,577 Baker Hughes Inc                                             855,906
     23,206 Burlington Resources Inc                                     946,805
    124,998 ChevronTexaco Corp                                         6,704,893
     40,438 ConocoPhillips                                             3,350,288
     14,232 Devon Energy Corp                                          1,010,614
      6,976 EOG Resources                                                459,370
    381,736 Exxon Mobil Corp                                          18,449,346
     25,872 Halliburton Co                                               871,628
      8,883 Kerr-McGee Corp                                              508,552
     20,350 Marathon Oil Corp                                            840,048
      8,712 Nabors Industries Ltd*                                       412,513
      7,811 Noble Corp*                                                  351,104
     22,972 Occidental Petroleum Corp                                  1,284,824
      6,224 Rowan Cos Inc*                                               164,314
     34,680 Schlumberger Ltd                                           2,334,311
      4,412 Sunoco Inc                                                   326,400
     18,766 Transocean Sedco Forex Inc*                                  671,447
     15,569 Unocal Corp                                                  669,467
      7,500 Valero Energy Corp                                           601,575
                                                                     $43,949,891

PAPER & FOREST PRODUCTS --- 0.52%
     15,137 Georgia-Pacific Corp                                         544,175
     28,526 International Paper Co                                     1,152,736
      6,357 Louisiana-Pacific Corp                                       164,964
     11,803 MeadWestvaco Corp                                            376,516
     14,088 Weyerhaeuser Co                                              936,570
                                                                      $3,174,961

PERSONAL LOANS --- 1.33%
     74,369 American Express Co                                        3,827,029
     14,149 Capital One Financial Corp                                 1,045,611
     74,959 MBNA Corp                                                  1,888,967
     17,152 Providian Financial Corp*                                    266,542
     25,619 SLM Corp                                                   1,142,607
                                                                      $8,170,756

PHARMACEUTICALS --- 7.32%
     91,581 Abbott Laboratories                                        3,879,371
      7,749 Allergan Inc                                                 562,190
    114,110 Bristol-Myers Squibb Co                                    2,700,984
     66,347 Eli Lilly & Co                                             3,984,137
     21,743 Forest Laboratories Inc*                                     978,000
    174,219 Johnson & Johnson                                          9,813,756
     14,099 King Pharmaceuticals Inc*                                    168,342
    130,240 Merck & Co Inc                                             4,297,920
     15,750 Mylan Laboratories Inc                                       283,500
    443,096 Pfizer Inc                                                13,558,738
     86,300 Schering-Plough Corp                                       1,644,878
      6,384 Watson Pharmaceuticals Inc*                                  188,073
     78,302 Wyeth                                                      2,928,495
                                                                     $44,988,384

PHOTOGRAPHY/IMAGING --- 0.09%
     16,831 Eastman Kodak Co                                             542,295
                                                                        $542,295

POLLUTION CONTROL --- 0.18%
     18,614 Allied Waste Industries Inc*                                 164,734
     34,039 Waste Management Inc                                         930,626
                                                                      $1,095,360

PRINTING & PUBLISHING --- 0.71%
      4,846 Dow Jones & Co Inc                                           196,796
     15,661 Gannett Co Inc                                             1,311,765
      4,537 Knight-Ridder Inc                                            296,947
     11,138 McGraw-Hill Cos Inc                                          887,587
      2,911 Meredith Corp                                                149,509
      8,629 New York Times Co Class A                                    337,394
     12,818 RR Donnelley & Sons Co                                       401,460
     18,679 Tribune Co                                                   768,641
                                                                      $4,350,099

RAILROADS --- 0.46%
     21,851 Burlington Northern Santa Fe Corp                            837,112
     12,549 CSX Corp                                                     416,627
     23,029 Norfolk Southern Corp                                        684,882
     15,245 Union Pacific Corp                                           893,357
                                                                      $2,831,978

REAL ESTATE --- 0.45%
      5,526 Apartment Investment & Management Co Class A REIT            192,194
     23,641 Equity Office Properties Trust REIT                          644,217
     16,481 Equity Residential REIT                                      510,911
     10,727 Plum Creek Timber Co Inc REIT                                375,767
     10,701 ProLogis Trust REIT                                          377,103
     12,247 Simon Property Group Inc REIT                                656,807
                                                                      $2,756,999

RESTAURANTS --- 0.69%
      9,243 Darden Restaurants Inc                                       215,547
     73,710 McDonald's Corp                                            2,066,091
     23,338 Starbucks Corp*                                            1,060,945
      6,617 Wendy's International Inc                                    222,331
     17,027 Yum! Brands Inc                                              692,318
                                                                      $4,257,232

RETAIL --- 6.62%
     21,515 Albertson's Inc                                              514,854
     15,592 AutoNation Inc*                                              266,311
      4,898 AutoZone Inc*                                                378,371
     17,611 Bed Bath & Beyond Inc*                                       653,544
     19,037 Best Buy Co Inc                                            1,032,567
      6,749 Big Lots Inc*                                                 82,540
      5,177 Boise Cascade Corp                                           172,291
     23,459 CVS Corp                                                     988,328
     11,615 Circuit City Stores Inc - CarMax Group                       178,174
     27,071 Costco Wholesale Corp                                      1,125,071
      4,805 Dillard's Inc                                                 94,851
     19,267 Dollar General Corp                                          388,230
      9,890 Family Dollar Stores Inc                                     268,019
     10,600 Federated Department Stores Inc                              481,558
     52,977 Gap Inc                                                      990,670
    128,791 Home Depot Inc                                             5,048,607
     16,867 JC Penney Co Inc                                             595,068
     20,055 Kohl's Corp*                                                 966,450
     43,295 Kroger Co*                                                   671,938
     27,631 Limited Inc                                                  615,895
     45,788 Lowe's Cos Inc                                             2,488,578
     17,094 May Department Stores Co                                     438,119
      8,188 Nordstrom Inc                                                313,109
     18,346 Office Depot Inc*                                            275,740
      9,347 RadioShack Corp                                              267,698
      7,916 SUPERVALU Inc                                                218,086
     26,200 Safeway Inc*                                                 505,922
     12,391 Sears Roebuck & Co                                           493,781
      8,357 Sherwin-Williams Co                                          367,374
     29,216 Staples Inc                                                  871,221
     28,644 TJX Cos Inc                                                  631,314
     53,054 Target Corp                                                2,400,694
      8,603 Tiffany & Co                                                 264,456
     12,495 Toys R Us Inc*                                               221,661
    248,974 Wal-Mart Stores Inc                                       13,245,417
     60,131 Walgreen Co                                                2,154,494
      8,323 Winn-Dixie Stores Inc                                         25,718
                                                                     $40,696,719

SHOES --- 0.22%
     15,519 NIKE Inc Class B                                           1,222,897
      3,426 Reebok International Ltd                                     125,803
                                                                      $1,348,700

SPECIALIZED SERVICES --- 0.80%
     11,353 Apollo Group Inc*                                            832,970
     61,942 Cendant Corp                                               1,337,947
     10,046 Cintas Corp                                                  422,334
      2,918 Deluxe Corp                                                  119,696
      7,969 Equifax Inc                                                  210,063
      9,661 H&R Block Inc                                                477,447
     24,698 Interpublic Group of Cos Inc*                                261,552
      6,959 Monster Worldwide Inc*                                       171,470
     10,979 Omnicom Group Inc                                            802,126
     10,031 Robert Half International Inc                                258,499
                                                                      $4,894,104

TELEPHONE & TELECOMMUNICATIONS --- 3.67%
     18,058 ALLTEL Corp                                                  991,565
     46,617 AT&T Corp                                                    667,555
    160,076 AT&T Wireless Services Inc*                                2,365,923
    107,389 BellSouth Corp                                             2,912,390
      7,895 CenturyTel Inc                                               270,325
     19,413 Citizens Communications Co                                   259,940
     65,345 Nextel Communications Inc*                                 1,557,825
    106,468 Qwest Communications International Inc*                      354,538
    194,374 SBC Communications Inc                                     5,044,005
     85,216 Sprint Corp                                                1,715,398
    162,402 Verizon Communications                                     6,395,391
                                                                     $22,534,855

TEXTILES --- 0.21%
     11,000 Coach Inc*                                                   466,620
      7,262 Jones Apparel Group Inc                                      259,980
      6,332 Liz Claiborne Inc                                            238,843
      6,474 VF Corp                                                      320,139
                                                                      $1,285,582

TOBACCO --- 1.08%
    120,436 Altria Group Inc                                           5,665,309
      8,715 Reynolds American Inc                                        592,969
      9,655 UST Inc                                                      388,710
                                                                      $6,646,988

UNIT INVESTMENT TRUST --- 0.09%
      5,000 iShares S&P 500 Index Fund                                   558,800
                                                                        $558,800

UTILITIES --- 0.87%
     37,896 AES Corp*                                                    378,581
     25,998 Calpine Corp*                                                 75,394
     10,310 Constellation Energy Group                                   410,750
     54,955 Duke Energy Corp                                           1,257,920
     22,266 Dynegy Inc Class A*                                          111,107
     37,557 El Paso Corp                                                 345,149
      9,353 KeySpan Corp                                                 366,638
      7,297 Kinder Morgan Inc                                            458,398
      2,563 NICOR Inc                                                     94,062
     15,456 NiSource Inc                                                 324,731
      2,165 Peoples Energy Corp                                           90,237
     13,938 Public Service Enterprise Group Inc                          593,759
     13,624 Sempra Energy                                                493,053
     30,607 Williams Cos Inc                                             370,345
                                                                      $5,370,124

WHOLE LOAN --- 0.43%
     28,493 GSR Mortgage Loan Trust                                    2,656,687
                                                                      $2,656,687

TOTAL COMMON STOCK --- 99.47%                                       $611,381,613
(Cost $568,563,167)

SHORT-TERM INVESTMENTS

  2,479,000 Federal Home Loan Bank                                     2,479,000
               1.521%, October 1, 2004
    750,000 United States of America (1)                                 748,412
               1.364%, November 26, 2004

TOTAL SHORT-TERM INVESTMENTS --- 0.53%                                $3,227,412
(Cost $3,227,412)

TOTAL MAXIM S&P 500 INDEX(R) PORTFOLIO --- 100%                    $614,609,025
(Cost $571,790,579)

Legend
* Non-income Producing Security
(1) Collateral for Futures
@ Security has no market value at September 30, 2004.
CVO - Contingent Value Obligation
REIT - Real Estate Investment Trust

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Equity securities are valued at the last sale price as of the close of business of the exchange or valuation time. The Maxim S&P 500 Index(R) Portfolio utilizes the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

At September 30, 2004, the U.S. Federal income tax cost basis was $572,027,598. The Maxim S&P 500 Index(R) Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $67,653,961 and gross depreciation of securities in which there was an excess of tax cost over value of $25,072,534, resulting in net appreciation of $42,581,427.

As of September 30, 2004, the Maxim S&P 500 Index(R) Portfolio had 16 open S&P 500 long futures contracts. The contracts expire in December 2004 and the Portfolio has recorded unrealized depreciation of $20,735.


Maxim Series Fund, Inc.

Maxim Salomon Brothers High Yield Bond Portfolio
Schedule of Investments
September 30, 2004
UNAUDITED

BONDS

AEROSPACE & DEFENSE --- 1.32%
    665,000 DRS Technologies Inc                                         691,600
            Senior Subordinated Notes
            6.875% November 1, 2013
    650,000 Sequa Corp                                                   715,000
            Senior Notes
            9.000% August 1, 2009
                                                                      $1,406,600

AGRICULTURE --- 0.42%
    425,000 Hines Nurseries Inc                                          450,500
            Company Guaranteed Notes
            10.250% October 1, 2011
                                                                        $450,500

AIRLINES --- 0.24%
    285,000 Continental Airlines Inc                                     257,803
            Pass Thru Certificates
            7.250% November 1, 2005
                                                                        $257,803

AUTO PARTS & EQUIPMENT --- 1.68%
    500,000 CSK Auto Inc                                                 483,750
            Company Guaranteed Notes
            7.000% January 15, 2014
    423,000 TRW Automotive Inc                                           483,278
            Senior Notes
            9.375% February 15, 2013
    277,000 TRW Automotive Inc                                           329,630
            Senior Subordinated Notes
            11.000% February 15, 2013
    485,000 Tenneco Automotive Inc                                       511,675
            Company Guaranteed Notes
            11.625% October 15, 2009
                                                                      $1,808,333

BROADCAST/MEDIA --- 5.63%
  1,000,000 CSC Holdings Inc                                           1,062,500
            Senior Notes
            8.125% July 15, 2009
    980,000 Charter Communications Holdings II                         1,000,825
            Senior Notes
            10.250% September 15, 2010
  1,075,000 Charter Communications Holdings LLC                          870,750
            Senior Notes
            10.000% April 1, 2009
  1,000,000 DirecTV                                                    1,137,500
            Senior Notes
            8.375% March 15, 2013
    180,000 EchoStar DBS Corp ++                                         186,750
            Senior Notes
            4.850% October 1, 2008
    600,000 LodgeNet Entertainment Corp                                  654,000
            Senior Subordinated Debentures
            9.500% June 15, 2013
    145,000 Mediacom Broadband LLC                                       154,425
            Company Guaranteed Bonds
            11.000% July 15, 2013
    340,000 Mediacom LLC                                                 327,250
            Senior Notes
            9.500% January 15, 2013
    575,000 NextMedia Operating Inc                                      647,594
            Company Guaranteed Notes
            10.750% July 1, 2011
                                                                      $6,041,594

BUILDING MATERIALS --- 0.37%
    550,000 Associated Materials Inc # +                                 400,125
            Step Bond 0% - 11.250%
            8.620% March 1, 2014
                                                                        $400,125

CHEMICALS --- 6.44%
    500,000 Equistar Chemical Funding                                    570,000
            Senior Notes
            10.625% May 1, 2011
    500,000 Ethyl Corp                                                   540,000
            Company Guaranteed Notes
            8.875% May 1, 2010
    500,000 Huntsman International LLC                                   525,000
            Senior Notes
            10.125% July 1, 2009
    795,000 ISP Holdings Inc                                             874,500
            Secured Notes
            10.625% December 15, 2009
    425,000 Innophos Inc #                                               452,625
            Senior Subordinated Notes
            8.875% August 15, 2014
    335,000 Lyondell Chemical Co                                         355,100
            Company Guaranteed Notes
            10.875% May 1, 2009
    170,000 Lyondell Chemical Co                                         229,863
            Secured Notes
            11.125% July 15, 2012
    500,000 Millennium America Inc                                       551,250
            Company Guaranteed Notes
            9.250% June 15, 2008
  1,200,000 Nalco Co                                                   1,290,000
            Senior Notes
            8.875% November 15, 2013
    500,000 Resolution Performance Products LLC                          485,000
            Senior Subordinated Notes
            13.500% November 15, 2010
    300,000 Rhodia SA #                                                  261,000
            Senior Subordinated Notes
            8.875% June 1, 2011
    250,000 Rhodia SA #                                                  258,750
            Senior Notes
            10.250% June 1, 2010
    500,000 United Industries Corp                                       522,500
            Company Guaranteed Notes
            9.875% April 1, 2009
                                                                      $6,915,588

COMMUNICATIONS - EQUIPMENT --- 1.13%
    178,000 Avaya Inc                                                    205,145
            Secured Notes
            11.125% April 1, 2009
  1,250,000 Lucent Technologies Inc                                    1,012,500
            Debentures
            6.450% March 15, 2029
                                                                      $1,217,645

CONTAINERS --- 4.90%
    500,000 Anchor Glass Container Corp                                  570,000
            Secured Notes
            11.000% February 15, 2013
    500,000 Berry Plastics Corp                                          565,000
            Company Guaranteed Bonds
            10.750% July 15, 2012
    600,000 Crown Holdings                                               669,000
            Secured Notes
            9.500% March 1, 2011
  1,250,000 Owens-Brockway Glass Containers Inc                        1,359,363
            Company Guaranteed Notes
            8.875% February 15, 2009
    465,000 Plastipak Holdings Inc                                       518,475
            Company Guaranteed Bonds
            10.750% September 1, 2011
  1,000,000 Stone Container Corp                                       1,102,500
            Senior Notes
            8.375% July 1, 2012
    500,000 Tekni-Plex Inc #                                             475,000
            Secured Notes
            8.750% November 15, 2013
                                                                      $5,259,338

COSMETICS & PERSONAL CARE --- 0.29%
    275,000 Jafra Cosmetics                                              311,438
            Company Guaranteed Notes
            10.750% May 15, 2011
                                                                        $311,438

ELECTRIC COMPANIES --- 5.38%
    342,000 Allegheny Energy Supply Co LLC #                             391,590
            Notes
            10.250% November 15, 2007
    840,000 Allegheny Energy Supply Co LLC #                             928,200
            Bonds
            8.250% April 15, 2012
    425,000 BRL Universal Equipment                                      452,625
            Secured Bonds
            8.875% February 15, 2008
    585,000 CMS Energy Corp                                              650,081
            Senior Notes
            9.875% October 15, 2007
    400,000 Edison Mission Energy                                        420,000
            Senior Notes
            7.730% June 15, 2009
  1,000,000 Illinois Power Co                                          1,185,000
            1st Mortgage
            11.500% December 15, 2010
    525,000 Midwest Generation LLC                                       551,250
            Pass Thru Certificates
            8.560% January 2, 2016
    890,000 Mission Energy Holding Co                                  1,125,850
            Secured Notes
            13.500% July 15, 2008
     70,000 Nevada Power Co #                                             72,275
            Mortgage Notes
            6.500% April 15, 2012
                                                                      $5,776,871

ELECTRONIC INSTRUMENT & EQUIP --- 0.48%
    500,000 Sensus Metering Systems                                      510,000
            Senior Subordinated Notes
            8.625% December 15, 2013
                                                                        $510,000

ELECTRONICS - SEMICONDUCTOR --- 0.43%
    500,000 Amkor Technology Inc                                         465,000
            Senior Notes
            9.250% February 15, 2008
                                                                        $465,000

FINANCIAL SERVICES --- 2.85%
    750,000 Alamosa Delaware Inc +                                       772,500
            Step Bond 0% - 12.000%
            7.670% July 31, 2009
    260,000 Athena Neuro Finance LLC                                     263,250
            Company Guaranteed Notes
            7.250% February 21, 2008
    500,000 BCP Caylux Holdings Luxembourg SA #                          540,000
            Senior Subordinated Notes
            9.625% June 15, 2014
    175,000 Borden US Financial Corp #                                   183,750
            Secured Notes
            9.000% July 15, 2014
    500,000 Iron Mountain Inc                                            530,000
            Company Guaranteed Bonds
            7.750% January 15, 2015
    700,000 Nexstar Finance LLC                                          770,000
            Company Guaranteed Bonds
            12.000% April 1, 2008
                                                                      $3,059,500

FOOD & BEVERAGES --- 2.08%
    600,000 Dean Foods Co                                                652,500
            Senior Notes
            8.150% August 1, 2007
    450,000 Doane Pet Care Co                                            430,875
            Senior Subordinated Notes
            9.750% May 15, 2007
    300,000 Dole Food Co Inc                                             309,750
            Company Guaranteed Notes
            7.250% June 15, 2010
    165,000 Dole Food Co Inc                                             179,850
            Senior Notes
            8.625% May 1, 2009
    165,000 Pilgrims Pride Corp                                          184,800
            Company Guaranteed Notes
            9.625% September 15, 2011
    500,000 Pinnacle Foods Holding #                                     471,250
            Senior Subordinated Notes
            8.250% December 1, 2013
                                                                      $2,229,025

FOREIGN GOVERNMENTS --- 9.93%
    300,000 Government of Argentina ++                                   153,750
            Foreign Government Guaranteed Notes
            6.000% March 31, 2023
  1,150,000 Government of Brazil                                       1,289,150
            Unsubordinated Notes
            11.000% August 17, 2040
    117,277 Government of Brazil                                         115,963
            Bonds
            8.000% April 15, 2014
  1,129,416 Government of Brazil ++                                    1,046,178
            Bonds
            2.130% April 15, 2012
    159,250 Government of Bulgaria ++                                    158,454
            Bonds
            2.743% July 28, 2011
    125,000 Government of Chile                                          143,250
            Notes
            7.125% January 11, 2012
    100,000 Government of Colombia                                       114,600
            Notes
            10.750% January 15, 2013
    400,000 Government of Colombia                                       434,000
            Bonds
            10.375% January 28, 2033
     75,000 Government of Ecuador                                         73,988
            Bonds
            12.000% November 15, 2012
    475,000 Government of Ecuador +                                      384,750
            Step Bond 4.000% - 10.000%
            12.100% August 15, 2030
    100,000 Government of El Salvador                                    107,375
            Bonds
            7.750% January 24, 2023
    150,000 Government of Malaysia                                       179,700
            Notes
            8.750% June 1, 2009
    650,000 Government of Mexico                                         684,450
            Notes
            6.375% January 16, 2013
    725,000 Government of Mexico                                         768,500
            Notes
            6.625% March 3, 2015
    300,000 Government of Mexico                                         341,250
            Bonds
            8.300% August 15, 2031
     75,000 Government of Mexico                                          76,125
            Notes
            5.875% January 15, 2014
    275,000 Government of Morocco ++                                     270,875
            Foreign Government Guaranteed Notes
            2.768% January 2, 2009
    100,000 Government of Panama                                         109,000
            Bonds
            9.375% January 16, 2023
     85,907 Government of Panama ++                                       77,746
            Bonds
            2.693% July 17, 2016
    352,000 Government of Peru +                                         323,840
            Step Bond 4.000% - 5.000%
            3.150% March 7, 2017
    125,000 Government of Peru +                                         110,938
            Step Bond 3.250% - 5.000%
            5.000% March 7, 2017
    100,000 Government of Philippines                                    103,000
            Bonds
            9.875% January 15, 2019
    350,000 Government of Philippines                                    373,625
            Notes
            10.625% March 16, 2025
    350,000 Government of Russia                                         532,000
            Unsubordinated Notes
            12.750% June 24, 2028
    500,000 Government of Russia                                         543,750
            Unsubordinated Notes
            8.250% March 31, 2010
    890,000 Government of Russia +                                       856,091
            Step Bond 2.250% - 7.500%
            7.270% March 31, 2030
    200,000 Government of South Africa                                   213,500
            Notes
            6.500% June 2, 2014
     25,000 Government of Turkey                                          30,656
            Notes
            11.000% January 14, 2013
    375,000 Government of Turkey                                         425,625
            Notes
            9.500% January 15, 2014
     75,000 Government of Turkey                                          93,375
            Notes
            11.500% January 23, 2012
     25,000 Government of Uruguay                                         20,125
            Bonds
            7.780% January 15, 2033
     50,000 Government of Venezuela                                       49,275
            Bonds
            9.250% September 15, 2027
     50,000 Government of Venezuela                                       49,400
            Bonds
            9.375% January 13, 2034
    365,000 Government of Venezuela                                      410,078
            Notes
            10.750% September 19, 2013
                                                                     $10,664,382

GOLD, METALS & MINING --- 1.37%
    375,000 AK Steel Corp                                                372,188
            Company Guaranteed Notes
            7.875% February 15, 2009
    500,000 IMCO Recycling Inc                                           550,000
            Secured Notes
            10.375% October 15, 2010
    500,000 Ispat Inland ULC                                             551,250
            Secured Notes
            9.750% April 1, 2014
                                                                      $1,473,438

HARDWARE & TOOLS --- 0.29%
    300,000 Nortek Holdings Inc #                                        314,250
            Senior Subordinated Notes
            8.500% September 1, 2014
                                                                        $314,250

HEALTH CARE RELATED --- 2.01%
    450,000 AmeriPath Inc                                                459,000
            Company Guaranteed Notes
            10.500% April 1, 2013
    450,000 IASIS Healthcare #                                           471,375
            Senior Subordinated Notes
            8.750% June 15, 2014
    220,000 National Nephrology Associates Inc #                         254,375
            Senior Subordinated Notes
            9.000% November 1, 2011
    400,000 Psychiatric Solutions Inc                                    452,000
            Senior Subordinated Notes
            10.625% June 15, 2013
    500,000 Tenet Healthcare Corp #                                      522,500
            Senior Notes
            9.875% July 1, 2014
                                                                      $2,159,250

HOMEBUILDING --- 0.85%
    595,000 DR Horton Inc                                                672,350
            Company Guaranteed Bonds
            8.500% April 15, 2012
    215,000 Meritage Homes Corp                                          241,338
            Company Guaranteed Bonds
            9.750% June 1, 2011
                                                                        $913,688

HOTELS/MOTELS --- 2.71%
    750,000 John Q Hammons Hotels Inc                                    836,250
            1st Mortgage
            8.875% May 15, 2012
    300,000 MGM Mirage                                                   331,125
            Company Guaranteed Bonds
            8.375% February 1, 2011
    675,000 MGM Mirage #                                                 698,625
            Senior Notes
            6.750% September 1, 2012
    900,000 Venetian Casino Resort LLC                                 1,041,750
            Company Guaranteed Bonds
            11.000% June 15, 2010
                                                                      $2,907,750

HOUSEHOLD GOODS --- 1.55%
    950,000 Norcraft Holdings # +                                        688,750
            Step Bond 0% - 9.750%
            8.820% September 1, 2012
    500,000 Sealy Mattress Co                                            503,750
            Senior Subordinated Notes
            8.250% June 15, 2014
    450,000 Simmons Co #                                                 468,000
            Senior Subordinated Notes
            7.875% January 15, 2014
                                                                      $1,660,500

INDEPENDENT POWER PRODUCTS --- 1.60%
  1,585,000 Reliant Resources Inc                                      1,721,706
            Secured Notes
            9.500% July 15, 2013
                                                                      $1,721,706

LEISURE & ENTERTAINMENT --- 3.74%
    260,000 Carmike Cinemas Inc                                          263,250
            Senior Subordinated Notes
            7.500% February 15, 2014
    750,000 Cinemark Inc +                                               515,625
            Step Bond 0% - 9.750%
            9.020% March 15, 2014
    500,000 Herbst Gaming Inc #                                          512,500
            Senior Subordinated Notes
            8.125% June 1, 2012
    450,000 Kerzner International Ltd                                    493,313
            Company Guaranteed Bonds
            8.875% August 15, 2011
     40,000 Loews Cineplex Entertainment Corp #                           41,300
            Company Guaranteed Notes
            9.000% August 1, 2014
    950,000 Mohegan Tribal Gaming                                        985,625
            Senior Subordinated Notes
            6.375% July 15, 2009
    375,000 Mohegan Tribal Gaming                                        414,375
            Senior Subordinated Notes
            8.000% April 1, 2012
    500,000 Pinnacle Entertainment Inc                                   501,250
            Senior Subordinated Notes
            8.250% March 15, 2012
    200,000 Six Flags Inc                                                189,000
            Senior Notes
            9.750% April 15, 2013
    100,000 Six Flags Inc                                                 93,500
            Senior Notes
            9.625% June 1, 2014
                                                                      $4,009,738

MACHINERY --- 1.82%
    800,000 Case New Holland Inc #                                       896,000
            Senior Notes
            9.250% August 1, 2011
    610,000 NRG Energy Inc #                                             653,463
            Secured Notes
            8.000% December 15, 2013
    360,000 Terex Corp                                                   406,800
            Company Guaranteed Notes
            10.375% April 1, 2011
                                                                      $1,956,263

MANUFACTURING --- 1.10%
    225,000 Blount Inc                                                   239,063
            Senior Subordinated Notes
            8.875% August 1, 2012
    425,000 Collins & Aikman Floor Cover                                 450,500
            Company Guaranteed Notes
            9.750% February 15, 2010
    450,000 Mueller Group Inc #                                          486,000
            Senior Subordinated Notes
            10.000% May 1, 2012
                                                                      $1,175,563

MEDICAL PRODUCTS --- 0.44%
    450,000 Medical Device Manufacturing #                               477,000
            Company Guaranteed Notes
            10.000% July 15, 2012
                                                                        $477,000

MISCELLANEOUS --- 0.29%
    300,000 Invensys PLC #                                               307,500
            Senior Notes
            9.875% March 15, 2011
                                                                        $307,500

OFFICE EQUIPMENT & SUPPLIES --- 0.35%
    350,000 Xerox Corp                                                   373,625
            Senior Notes
            7.125% June 15, 2010
                                                                        $373,625

OIL & GAS --- 4.33%
    250,000 Chesapeake Energy Corp                                       273,750
            Senior Notes
            7.500% September 15, 2013
    600,000 Energy Partners Ltd                                          651,000
            Company Guaranteed Notes
            8.750% August 1, 2010
    685,000 Forest Oil Corp                                              756,925
            Senior Notes
            8.000% June 15, 2008
    415,000 Forest Oil Corp                                              465,838
            Senior Notes
            8.000% December 15, 2011
    367,000 GulfTerra Energy Partners LP                                 427,096
            Company Guaranteed Notes
            8.500% June 1, 2010
    715,000 Hanover Compressor Co                                        679,250
            Convertible
            4.750% March 15, 2008
    175,000 Hanover Compressor Co                                        192,063
            Senior Notes
            9.000% June 1, 2014
    500,000 Stone Energy Corp                                            538,750
            Senior Subordinated Notes
            8.250% December 15, 2011
    130,000 Swift Energy Co                                              145,600
            Senior Subordinated Notes
            9.375% May 1, 2012
    450,000 Vintage Petroleum Inc                                        481,500
            Senior Subordinated Notes
            7.875% May 15, 2011
     30,000 Williams Gas Pipelines Central Inc #                          32,288
            Senior Notes
            7.375% November 15, 2006
                                                                      $4,644,060

PAPER & FOREST PRODUCTS --- 4.57%
    335,000 Abitibi-Consolidated Finance                                 349,238
            Company Guaranteed Notes
            7.875% August 1, 2009
    750,000 Abitibi-Consolidated Inc                                     804,375
            Notes
            8.550% August 1, 2010
    475,000 Appleton Papers Inc #                                        489,250
            Senior Subordinated Notes
            9.750% June 15, 2014
    250,000 Buckeye Technologies Inc                                     245,000
            Senior Subordinated Notes
            8.000% October 15, 2010
    825,000 Georgia-Pacific Corp                                       1,020,938
            Debentures
            9.500% December 1, 2011
    500,000 Newark Group Inc #                                           515,000
            Senior Subordinated Notes
            9.750% March 15, 2014
    400,000 Norske Skog Canada Ltd                                       434,000
            Company Guaranteed Notes
            8.625% June 15, 2011
  1,000,000 Tembec Industries Inc                                      1,045,000
            Company Guaranteed Notes
            8.500% February 1, 2011
                                                                      $4,902,801

PHARMACEUTICALS --- 0.66%
    700,000 Elan Pharmaceutical Investments III Ltd                      707,000
            Company Guaranteed Notes
            7.620% March 15, 2005
                                                                        $707,000

PRINTING & PUBLISHING --- 3.00%
    450,000 CBD Media Inc                                                475,875
            Company Guaranteed Notes
            8.625% June 1, 2011
    450,000 Cadmus Communications Corp #                                 484,875
            Senior Subordinated Notes
            8.375% June 15, 2014
    500,000 Cenveo Corp                                                  487,500
            Senior Subordinated Notes
            7.875% December 1, 2013
    980,000 Dex Media Inc                                              1,029,000
            Notes
            8.000% November 15, 2013
    320,000 Dex Media West                                               376,000
            Senior Subordinated Notes
            9.875% August 15, 2013
    325,000 Hollinger Participation Trust #                              371,313
            Senior Notes
            12.125% November 15, 2010
                                                                      $3,224,563

REAL ESTATE --- 2.55%
    500,000 Felcor Lodging LP REIT +                                     550,000
            Step Bond 8.500% - 9.000$
            7.090% June 1, 2011
  1,000,000 Host Marriott LP REIT                                      1,050,000
            Senior Notes
            7.125% November 1, 2013
    560,000 LNR Property Corp                                            613,200
            Senior Subordinated Notes
            7.625% July 15, 2013
    500,000 MeriStar Hospitality Corp REIT                               523,750
            Company Guaranteed Notes
            9.125% January 15, 2011
                                                                      $2,736,950

RESTAURANTS --- 0.63%
    675,000 VICORP Restaurants Inc                                       671,625
            Senior Notes
            10.500% April 15, 2011
                                                                        $671,625

RETAIL --- 1.51%
    450,000 Finlay Fine Jewelry Corp #                                   483,750
            Senior Notes
            8.375% June 1, 2012
    475,000 General Nutrition Center Inc                                 485,688
            Senior Subordinated Notes
            8.500% December 1, 2010
    325,000 Riddell Bell Holdings #                                      330,281
            Senior Subordinated Notes
            8.375% October 1, 2012
    290,000 Saks Inc                                                     319,000
            Company Guaranteed Bonds
            8.250% November 15, 2008
                                                                      $1,618,719

SPECIALIZED SERVICES --- 2.39%
    425,000 Cole National Group Inc                                      481,313
            Senior Subordinated Notes
            8.875% May 15, 2012
    500,000 Global Cash Finance Corp #                                   530,000
            Senior Subordinated Notes
            8.750% March 15, 2012
    425,000 ICON Health & Fitness Inc                                    454,750
            Company Guaranteed Notes
            11.250% April 1, 2012
    300,000 R H Donnelley Finance Corp I                                 339,000
            Company Guaranteed Notes
            8.875% December 15, 2010
    250,000 Stewart Enterprises Inc                                      276,250
            Company Guaranteed Bonds
            10.750% July 1, 2008
    450,000 Vertis Inc                                                   483,750
            Secured Notes
            9.750% April 1, 2009
                                                                      $2,565,063

TELEPHONE & TELECOMMUNICATIONS --- 9.22%
    619,000 American Tower Corp                                          656,140
            Senior Notes
            9.375% February 1, 2009
    270,000 American Tower Corp                                          275,400
            Senior Notes
            7.500% May 1, 2012
    500,000 Centennial Cellular                                          526,250
            Company Guaranteed Notes
            10.125% June 15, 2013
  1,000,000 Crown Castle International Corp                            1,047,500
            Senior Notes
            7.500% December 1, 2013
    825,000 LCI International Inc                                        748,688
            Senior Notes
            7.250% June 15, 2007
    585,000 NTL Cable PLC #                                              633,263
            Senior Notes
            8.750% April 15, 2014
  1,400,000 Nextel Communications Inc                                  1,456,000
            Senior Notes
            6.875% October 31, 2013
    600,000 Qwest Corp # +                                               660,000
            Step Bond 8.875% - 9.125%
            7.360% March 15, 2012
    570,000 Qwest Services Corp #                                        665,475
            Notes
            13.500% December 15, 2010
  1,000,000 SBA Communications Corp                                    1,070,000
            Senior Notes
            10.250% February 1, 2009
  1,000,000 SpectraSite Inc                                            1,075,000
            Senior Notes
            8.250% May 15, 2010
    400,000 US Unwired Inc                                               415,000
            Secured Notes
            10.000% June 15, 2012
    450,000 Ubiquitel Operating Co                                       468,563
            Senior Notes
            9.875% March 1, 2011
    200,000 Western Wireless Corp                                        204,000
            Senior Notes
            9.250% July 15, 2013
                                                                      $9,901,279

TEXTILES --- 0.95%
    500,000 Levi Strauss & Co                                            528,750
            Senior Notes
            12.250% December 15, 2012
    450,000 Oxford Industries Inc #                                      488,250
            Senior Notes
            8.875% June 1, 2011
                                                                      $1,017,000

TRANSPORTATION --- 1.16%
    250,000 General Maritime Corp                                        284,063
            Senior Notes
            10.000% March 15, 2013
    850,000 Teekay Shipping Corp                                         961,563
            Senior Notes
            8.875% July 15, 2011
                                                                      $1,245,626

UTILITIES --- 3.39%
    985,000 AES Corp #                                                 1,110,588
            Secured Notes
            9.000% May 15, 2015
    800,000 El Paso Corp                                                 794,000
            Notes
            7.875% June 15, 2012
    545,000 El Paso Corp                                                 525,925
            Senior Notes
            7.000% May 15, 2011
    665,000 Transcontinental Gas Pipe Line Corp                          733,163
            Notes
            7.000% August 15, 2011
    425,000 Williams Cos Inc                                             474,938
            Unsecured Notes
            8.750% March 15, 2032
                                                                      $3,638,614

TOTAL BONDS --- 96.05%                                              $103,097,313
(Cost $100,404,986)

SHORT-TERM INVESTMENTS

  4,245,000 UBS Financial Delaware LLC
4,245,000
               Discount Notes
               1.906%, October 1, 2004

TOTAL SHORT-TERM INVESTMENTS --- 3.95%                                $4,245,000
(Cost $4,245,000)

TOTAL MAXIM SALOMON BROTHERS HIGH YIELD BOND PORTFOLIO --- 100%     $107,342,313
(Cost $104,649,986)

Legend
# Securities are registered pursuant to Rule 144A and may be deemed to be restricted for resale. Aggregate cost, fair value and percent of net assets of these restricted securities held at September 30, 2004 were $17,286,173, $18,020,536 and 16.47%, respectively. + Denotes a step bond: a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of September 30, 2004.
++ Represents the current interest rate for variable rate security.
REIT - Real Estate Investment Trust

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Equity securities are valued at the last sale price as of the close of business of the exchange or valuation time. The Maxim Salomon Brothers High Yield Bond Portfolio utilizes the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

The Maxim Salomon Brothers High Yield Bond Portfolio may invest in high yield bonds, some of which may be rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

At September 30, 2004, the U.S. Federal income tax cost basis was $104,685,868. The Maxim Salomon Brothers High Yield Bond Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $2,953,169 and gross depreciation of securities in which there was an excess of tax cost over value of $296,724, resulting in net appreciation of $2,656,445.


Maxim Series Fund, Inc.

Maxim Short Duration Bond Portfolio
Schedule of Investments
September 30, 2004
UNAUDITED

BONDS

AEROSPACE & DEFENSE --- 0.88%
  1,000,000 General Dynamics Corp                                        989,141
            Notes
            2.125% May 15, 2006
  1,600,000 Lockheed Martin Corp                                       1,683,576
            Notes
            7.950% December 1, 2005
                                                                      $2,672,717

AGENCY --- 35.98%
    908,516 Fannie Mae                                                   942,301
            6.000% October 1, 2032
  1,629,576 Fannie Mae                                                 1,686,798
            5.500% September 1, 2018
  1,167,374 Fannie Mae                                                 1,209,402
            6.000% February 1, 2032
    329,347 Fannie Mae                                                   347,461
            6.500% March 1, 2032
  1,903,990 Fannie Mae                                                 1,934,037
            5.500% February 1, 2034
    727,442 Fannie Mae                                                   753,585
            5.500% December 1, 2017
  1,242,565 Fannie Mae                                                 1,306,635
            6.000% July 1, 2017
  2,271,316 Fannie Mae                                                 2,311,064
            5.000% June 1, 2018
  1,367,567 Fannie Mae                                                 1,442,783
            6.500% December 1, 2031
    344,388 Fannie Mae                                                   356,549
            5.500% June 1, 2019
  2,005,618 Fannie Mae                                                 2,080,202
            6.000% May 1, 2033
  4,319,297 Fannie Mae                                                 4,397,584
            5.000% August 1, 2018
  1,448,230 Fannie Mae                                                 1,505,053
            6.000% September 1, 2028
    645,545 Fannie Mae                                                   681,050
            6.500% January 1, 2033
  3,702,540 Fannie Mae                                                 3,759,681
            5.500% July 1, 2033
  1,207,279 Fannie Mae                                                 1,250,666
            5.500% April 1, 2018
    841,315 Fannie Mae                                                   856,564
            5.000% May 1, 2018
  2,202,939 Fannie Mae                                                 2,282,601
            6.000% August 1, 2033
  1,166,867 Fannie Mae                                                 1,231,045
            6.500% February 1, 2032
  1,376,315 Fannie Mae                                                 1,452,013
            6.500% April 1, 2032
  2,769,218 Fannie Mae                                                 2,875,660
            6.000% September 1, 2033
  2,000,000 Fannie Mae **                                              1,983,258
            3.250% August 15, 2008
  2,000,000 Fannie Mae **                                              1,973,778
            2.375% February 15, 2007
  3,000,000 Fannie Mae **                                              2,981,475
            2.000% January 15, 2006
  1,759,839 Fannie Mae ++                                              1,745,266
            3.543% September 1, 2033
  1,879,320 Fannie Mae ++                                              1,894,547
            3.440% March 1, 2034
  1,600,000 Federal Home Loan Bank **                                  1,600,102
            3.750% August 18, 2009
    600,000 Federal Home Loan Bank **                                    601,087
            2.875% September 15, 2006
  2,000,000 Federal Home Loan Bank **                                  1,948,046
            3.000% April 15, 2009
    314,212 Freddie Mac                                                  335,324
            7.000% January 1, 2031
  2,759,356 Freddie Mac                                                2,911,120
            6.500% January 1, 2032
  4,994,391 Freddie Mac                                                5,062,771
            4.500% August 1, 2011
    572,373 Freddie Mac                                                  592,527
            5.500% December 1, 2017
  1,888,777 Freddie Mac                                                1,922,371
            5.000% April 1, 2019
  1,018,031 Freddie Mac                                                1,035,287
            5.000% February 1, 2019
  1,425,427 Freddie Mac                                                1,475,763
            6.000% December 1, 2033
  4,722,459 Freddie Mac                                                4,889,220
            5.500% January 1, 2019
  1,121,943 Freddie Mac                                                1,179,443
            6.000% June 1, 2017
  3,305,691 Freddie Mac                                                3,355,098
            5.500% March 1, 2034
  3,999,472 Freddie Mac                                                4,141,436
            5.500% April 1, 2016
    905,173 Freddie Mac                                                  937,045
            5.500% February 1, 2018
    469,137 Freddie Mac                                                  500,657
            7.000% April 1, 2032
    671,671 Freddie Mac                                                  716,799
            7.000% July 1, 2032
  1,313,488 Freddie Mac                                                1,359,870
            6.000% November 1, 2032
  3,936,970 Freddie Mac                                                4,024,091
            5.000% June 1, 2011
  9,116,587 Freddie Mac                                                9,108,099
            4.500% November 1, 2018
  1,559,401 Freddie Mac                                                1,557,949
            4.500% March 1, 2018
  1,928,675 Freddie Mac                                                2,034,753
            6.500% January 1, 2032
  3,000,000 Freddie Mac **                                             3,015,333
            3.625% September 15, 2008
  3,500,000 Freddie Mac **                                             3,656,226
            4.875% March 15, 2007
  2,000,000 Freddie Mac **                                             1,982,124
            1.875% February 15, 2006
  2,000,000 Freddie Mac **                                             1,965,370
            2.750% March 15, 2008
  3,000,000 Freddie Mac **                                             2,960,508
            2.375% February 15, 2007
                                                                    $110,109,477

AGENCY MORTGAGE BACKED --- 2.33%
  2,000,000 Fannie Mae                                                 2,015,935
            Series 2002-60 Class A3
            4.570% February 25, 2044
  1,000,000 Fannie Mae                                                 1,015,285
            Series 2002-61 Class PD
            5.500% September 25, 2014
  1,036,242 Freddie Mac                                                1,058,649
            Series 2528 Class HA
            5.000% February 15, 2016
  2,000,000 US Department of Veterans Affairs                          2,014,609
            Series 2002-2 Class E
            6.000% March 15, 2021
  1,000,000 US Department of Veterans Affairs                          1,027,109
            Series 1993-3 Class 2K
            6.250% November 15, 2012
                                                                      $7,131,587

AUTOMOBILES --- 0.69%
  2,000,000 DaimlerChrysler NA Holding Corp                            2,104,530
            Notes
            6.400% May 15, 2006
                                                                      $2,104,530

BANKS --- 2.10%
  2,000,000 Bank of America Corp                                       2,068,474
            Notes
            4.750% October 15, 2006
  2,000,000 Bayerschiche Landesbank Girozent                           2,172,898
            Notes
            6.625% June 25, 2007
  2,000,000 Suntrust Bank of Central Florida                           2,188,060
            Subordinated Notes
            6.900% July 1, 2007
                                                                      $6,429,432

BROADCAST/MEDIA --- 1.37%
  2,000,000 Comcast Cable Communications Inc                           2,161,240
            Notes
            6.200% November 15, 2008
  2,000,000 Gannett Co Inc                                             2,024,136
            Notes
            4.950% April 1, 2005
                                                                      $4,185,376

CANADIAN - PROVINCIAL --- 1.03%
  2,000,000 Province of Manitoba                                       2,009,258
            Bonds
            2.750% January 17, 2006
  1,085,000 Province of Quebec                                         1,129,975
            Notes
            5.500% April 11, 2006
                                                                      $3,139,233

COMMERICIAL MORTGAGE BACKED --- 3.05%
  1,857,841 Banc of America Commercial Mortgage Inc                   1,854,357
            Series 2003-2 Class A1
            3.411% March 11, 2041
  4,901,228 JP Morgan Chase Commercial Mortgage Securities Co          4,983,147
            Series 2004-C2 Class A1
            4.278% May 15, 2041
  2,522,759 LB-UBS Commercial Mortgage Trust                           2,492,280
            Series 2003-C1 Class A1
            2.720% March 15, 2027
                                                                      $9,329,784

COMPUTER HARDWARE & SYSTEMS --- 0.69%
  2,000,000 Hewlett-Packard Co                                         2,109,668
            Notes
            5.750% December 15, 2006
                                                                      $2,109,668

CONGLOMERATES --- 1.34%
  3,000,000 3M Co                                                      3,056,610
            Notes
            4.150% June 30, 2005
  1,000,000 Tyco International Group SA                                1,045,429
            Company Guaranteed Notes
            6.375% February 15, 2006
                                                                      $4,102,039

COSMETICS & PERSONAL CARE --- 1.09%
  1,300,000 Colgate-Palmolive Co                                       1,311,872
            Notes
            3.980% April 29, 2005
  2,000,000 Gillette Co                                                2,021,708
            Unsecured Notes
            4.000% June 30, 2005
                                                                      $3,333,580

DISTRIBUTORS --- 0.66%
  2,000,000 SYSCO Corp                                                 2,031,992
            Notes
            4.750% July 30, 2005
                                                                      $2,031,992

ELECTRIC COMPANIES --- 4.27%
  1,500,000 Alabama Power Co                                           1,475,303
            Notes
            3.125% May 1, 2008
  2,000,000 Entergy Gulf States Inc                                    1,977,102
            Notes
            3.600% June 1, 2008
  3,000,000 Niagara Mohawk Power Corp                                  3,391,116
            Senior Notes
            8.875% May 15, 2007
  3,000,000 Pacific Gas & Electric Co                                  2,965,008
            1st Mortgage
            3.600% March 1, 2009
  2,000,000 Public Service Electric & Gas Co                           2,169,056
            1st Mortgage
            6.375% May 1, 2008
  1,000,000 Southern California Edison Co                              1,106,890
            Notes
            8.000% February 15, 2007
                                                                     $13,084,475

FINANCIAL SERVICES --- 10.41%
  2,000,000 American Express Credit Corp                               1,965,784
            Notes
            3.000% May 16, 2008
  3,000,000 American Honda Finance Corp #                              3,070,572
            Notes
            4.500% May 26, 2009
  2,000,000 CIT Group Inc                                              2,035,052
            Senior Notes
            4.125% February 21, 2006
  2,000,000 Capital One Bank                                           2,102,924
            Senior Notes
            6.875% February 1, 2006
  1,000,000 Caterpillar Financial Services Corp                          987,509
            Notes
            3.450% January 15, 2009
  2,000,000 Citigroup Inc                                              2,091,720
            Bonds
            5.500% August 9, 2006
  2,000,000 Countrywide Home Loans Inc                                 2,096,950
            Company Guaranteed Notes
            5.500% February 1, 2007
  1,971,429 Dana Credit Corp ^                                         1,971,429
            Senior Notes
            6.930% April 8, 2006
  2,000,000 General Electric Capital Corp                              2,075,556
            Notes
            5.350% March 30, 2006
  1,000,000 General Motors Acceptance Corp                             1,050,688
            Notes
            6.125% February 1, 2007
  2,000,000 Household Finance Corp                                     2,096,676
            Notes
            6.500% January 24, 2006
  2,000,000 JPMorgan Chase & Co                                        2,096,048
            Senior Notes
            5.625% August 15, 2006
  2,000,000 John Deere Capital Corp                                    2,028,906
            Notes
            3.900% January 15, 2008
  2,000,000 MBNA America Bank NA                                       2,114,464
            Notes
            6.500% June 20, 2006
  2,000,000 Mellon Funding Corp                                        2,083,200
            Senior Unsecured Notes
            4.875% June 15, 2007
  2,000,000 Washington Mutual Inc                                      2,002,336
            Notes
            4.000% January 15, 2009
                                                                     $31,869,814

FOOD & BEVERAGES --- 2.01%
  2,000,000 Coca-Cola Co                                               2,019,322
            Unsecured Notes
            4.000% June 1, 2005
  2,000,000 General Mills Inc                                          2,082,964
            Notes
            5.125% February 15, 2007
  2,000,000 Kraft Foods Inc                                            2,056,826
            Notes
            4.625% November 1, 2006
                                                                      $6,159,112

FOREIGN BANKS --- 1.95%
  2,000,000 KfW Bankengruppe                                           1,992,388
            Company Guaranteed Notes
            2.375% September 25, 2006
  2,000,000 KfW Bankengruppe                                           1,981,858
            Global Notes
            3.250% March 30, 2009
  2,000,000 Korea Development Bank                                     1,980,372
            Notes
            3.875% March 2, 2009
                                                                      $5,954,618

FOREIGN GOVERNMENTS --- 1.34%
  1,000,000 Government of Finland                                      1,041,308
            Notes
            4.750% March 6, 2007
  2,000,000 Government of Italy                                        1,997,330
            Bonds
            2.500% March 31, 2006
  1,000,000 Government of Mexico                                       1,070,000
            Notes
            8.500% February 1, 2006
                                                                      $4,108,638

HOUSEHOLD GOODS --- 0.49%
  1,500,000 Stanley Works                                              1,505,945
            Notes
            3.500% November 1, 2007
                                                                      $1,505,945

INSURANCE RELATED --- 2.05%
  2,000,000 AIG SunAmerica Global Financing XII #                      2,097,296
            Notes
            5.300% May 30, 2007
  2,000,000 John Hancock Global Funding #                              2,094,200
            Notes
            5.000% July 27, 2007
  2,000,000 Monumental Global Funding #                                2,098,726
            Notes
            5.200% January 30, 2007
                                                                      $6,290,222

INVESTMENT BANK/BROKERAGE FIRM --- 3.45%
  2,000,000 Bear Stearns Co Inc                                        2,005,236
            Notes
            3.000% March 30, 2006
  1,500,000 Credit Suisse First Boston USA Inc                         1,576,826
            Notes
            5.875% August 1, 2006
  2,000,000 Goldman Sachs Group LP #                                   2,177,470
            Notes
            7.200% March 1, 2007
  2,000,000 Lehman Brothers Inc                                        2,156,180
            Senior Subordinated Notes
            7.625% June 1, 2006
  1,000,000 Merrill Lynch & Co Inc                                     1,082,688
            Global Notes
            6.000% February 17, 2009
  1,500,000 Morgan Stanley                                             1,571,103
            Unsecured Notes
            6.100% April 15, 2006
                                                                     $10,569,503

LEISURE & ENTERTAINMENT --- 1.37%
  2,000,000 AOL Time Warner Inc                                        2,090,980
            Notes
            6.125% April 15, 2006
  2,000,000 Viacom Inc Class B                                         2,093,682
            Senior Unsecured Notes
            6.400% January 30, 2006
                                                                      $4,184,662

OFFICE EQUIPMENT & SUPPLIES --- 0.33%
  1,000,000 Pitney Bowes Inc                                           1,010,211
            Notes
            5.950% February 1, 2005
                                                                      $1,010,211

OIL & GAS --- 1.01%
  2,000,000 BP Capital Markets PLC                                     1,982,488
            Notes
            2.625% March 15, 2007
  1,041,667 PEMEX Finance Ltd                                          1,107,438
            Notes
            8.450% February 15, 2007
                                                                      $3,089,926

OTHER ASSET-BACKED --- 0.46%
  1,400,000 Citifinancial Mortgage Securities Inc                      1,418,547
            Series 2002-1 Class AF3
            4.226% September 25, 2032
                                                                      $1,418,547

PAPER & FOREST PRODUCTS --- 1.00%
  2,000,000 International Paper Co                                     2,006,880
            Notes
            4.250% January 15, 2009
  1,000,000 Weyerhaeuser Co                                            1,064,497
            Notes
            6.125% March 15, 2007
                                                                      $3,071,377

PRINTING & PUBLISHING --- 0.64%
  2,000,000 Cox Enterprises Inc #                                      1,952,884
            Notes
            4.375% May 1, 2008
                                                                      $1,952,884

RAILROADS --- 0.65%
  2,000,000 Union Pacific Corp                                         1,990,114
            Notes
            3.875% February 15, 2009
                                                                      $1,990,114

RETAIL --- 1.78%
  1,000,000 CVS Corp #                                                 1,000,423
            Notes
            4.000% September 15, 2009
  2,000,000 Kroger Co                                                  2,349,982
            Company Guaranteed Notes
            8.050% February 1, 2010
  2,000,000 Wal-Mart Stores Inc                                        2,090,386
            Senior Notes
            5.450% August 1, 2006
                                                                      $5,440,791

SUPRANATIONALS --- 1.17%
    500,000 European Investment Bank                                     507,225
            Senior Notes
            4.000% August 30, 2005
  3,000,000 International Bank for Reconstruction & Development        3,078,417
            Senior Notes
            4.125% June 24, 2009
                                                                      $3,585,642

TELEPHONE & TELECOMMUNICATIONS --- 1.67%
  1,000,000 AT&T Wireless Services Inc                                 1,061,902
            Senior Notes
            7.350% March 1, 2006
  2,000,000 Deutsche Telekom International Finance BV                 2,007,982
            Global Notes
            3.875% July 22, 2008
  2,000,000 Sprint Capital Corp                                        2,048,940
            Unsecured Notes
            7.900% March 15, 2005
                                                                      $5,118,824

U.S. GOVERNMENTS --- 8.46%
  6,000,000 United States of America                                   6,003,516
            3.000% February 15, 2008
  2,000,000 United States of America                                   1,988,124
            1.875% January 31, 2006
  1,100,000 United States of America                                   1,188,773
            6.250% February 15, 2007
  2,000,000 United States of America                                   1,978,672
            2.250% February 15, 2007
  3,900,000 United States of America                                   3,900,761
            3.375% September 15, 2009
  3,000,000 United States of America                                   3,018,867
            3.375% December 15, 2008
  2,000,000 United States of America                                   2,229,610
            5.750% August 15, 2010
  1,000,000 United States of America                                   1,007,070
            3.375% November 15, 2008
  3,000,000 United States of America                                   3,087,423
            4.000% June 15, 2009
  1,500,000 United States of America                                   1,499,472
            2.625% November 15, 2006
                                                                     $25,902,288

UTILITIES --- 1.65%
  2,000,000 Florida Gas Transmission Co #                              2,006,840
            Unsecured Notes
            8.630% November 1, 2004
  1,000,000 Panhandle Eastern Pipe Line Co                               981,486
            Senior Notes
            2.750% March 15, 2007
  2,000,000 Southwestern Energy Co                                     2,065,820
            Senior Notes
            6.700% December 1, 2005
                                                                      $5,054,146

TOTAL BONDS --- 97.37%                                              $298,041,154
(Cost $296,191,991)

SHORT-TERM INVESTMENTS

  8,061,000 Federal Home Loan Bank                                     8,061,000
               1.521%, October 1, 2004

TOTAL SHORT-TERM INVESTMENTS --- 2.63%                                $8,061,000
(Cost $8,061,000)

TOTAL MAXIM SHORT DURATION BOND PORTFOLIO --- 100%                  $306,102,154
(Cost $304,252,991)

Legend
# Securities are registered pursuant to Rule 144A and may be deemed restricted for resale. Aggregate cost, fair market value and percent of net assets of these restricted securities held at September 30, 2004 were $16,147,555, $16,498,411 and 5.42%, respectively. ^ Illiquid Security. Aggregate cost, fair market value and percent of net assets of these illiquid securities held at September 30, 2004 were $1,947,931, $1,971,429 and 0.65% respectively.
** Security is an agency note with maturity date and interest rate indicated. ++ Represents the current interest rate for variable rate security.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

Investments in securities of governmental agencies may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

At September 30, 2004, the U.S. Federal income tax cost basis was $304,186,500. The Maxim Short Duration Bond Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $3,051,849 and gross depreciation of securities in which there was an excess of tax cost over value of $1,136,195, resulting in net appreciation of $1,915,654.


Maxim Series Fund, Inc.

Maxim Stock Index Portfolio
Schedule of Investments
September 30, 2004
UNAUDITED

COMMON STOCK

AEROSPACE & DEFENSE --- 1.99%
      1,800 Alliant Techsystems Inc*                                     108,900
     39,013 Boeing Co                                                  2,013,851
      9,281 General Dynamics Corp                                        947,590
      5,501 Goodrich Corp                                                172,511
     39,889 Honeywell International Inc                                1,430,420
      5,025 L-3 Communications Holdings Inc                              336,675
     20,698 Lockheed Martin Corp                                       1,154,534
     16,696 Northrop Grumman Corp                                        890,398
      3,050 Precision Castparts Corp                                     183,153
     20,923 Raytheon Co                                                  794,656
      8,230 Rockwell Collins                                             305,662
        500 Sequa Corp Class A*                                           26,105
     23,761 United Technologies Corp                                   2,218,802
                                                                     $10,583,257

AGRICULTURE --- 0.21%
     30,200 Archer-Daniels-Midland Co                                    512,796
      5,351 IMC Global Inc*                                               93,054
     12,388 Monsanto Co                                                  451,171
      1,500 Scotts Co Class A*                                            96,225
                                                                      $1,153,246

AIR FREIGHT --- 1.12%
      3,956 CH Robinson Worldwide Inc                                    183,519
      2,387 CNF Inc                                                       97,843
      4,974 Expeditors International of Washington Inc                   257,156
     13,989 FedEx Corp                                                 1,198,717
      3,730 JB Hunt Transport Services Inc                               138,532
      3,040 Ryder System Inc                                             143,002
     52,237 United Parcel Service Inc Class B                          3,965,833
                                                                      $5,984,602

AIRLINES --- 0.13%
      3,900 AirTran Holdings Inc*                                         38,844
      1,250 Alaska Air Group Inc*                                         30,975
      5,818 Delta Air Lines Inc*                                          19,141
      4,800 JetBlue Airways Corp*                                        100,416
     36,660 Southwest Airlines Co                                        499,309
                                                                        $688,685

AUTO PARTS & EQUIPMENT --- 0.31%
      3,200 ArvinMeritor Inc                                              60,000
        900 Bandag Inc                                                    39,420
      2,546 BorgWarner Inc                                               110,216
      3,399 Cooper Tire & Rubber Co                                       68,558
      6,837 Dana Corp                                                    120,947
     25,958 Delphi Corp                                                  241,150
      3,560 Gentex Corp                                                  125,063
      8,100 Goodyear Tire & Rubber Co*                                    86,994
      8,800 Johnson Controls Inc                                         499,928
      3,193 Lear Corp                                                    173,859
      1,600 Modine Manufacturing Co                                       48,176
      1,179 Superior Industries International Inc                         35,311
      5,938 Visteon Corp                                                  47,445
                                                                      $1,657,067

AUTOMOBILES --- 0.45%
     84,895 Ford Motor Co                                              1,192,775
     26,175 General Motors Corp                                        1,111,914
      2,600 Thor Industries Inc                                           68,822
                                                                      $2,373,511

BANKS --- 5.90%
     16,379 AmSouth Bancorp                                              399,648
      5,136 Associated Banc-Corp                                         164,712
     25,720 BB&T Corp                                                  1,020,827
    188,920 Bank of America Corp                                       8,185,904
      2,471 Bank of Hawaii Corp                                          116,755
      8,036 Banknorth Group Inc                                          281,260
      2,300 City National Corp                                           149,385
      6,150 Colonial BancGroup Inc                                       125,768
      7,937 Comerica Inc                                                 471,061
      3,709 Commerce Bancorp Inc                                         204,737
      5,650 Compass Bancshares Inc                                       247,583
      2,400 Cullen/Frost Bankers Inc                                     111,528
     26,518 Fifth Third Bancorp                                        1,305,216
      5,770 First Horizon National Corp                                  250,187
      3,925 FirstMerit Corp                                              103,247
      2,408 Greater Bay Bancorp                                           69,230
      7,141 Hibernia Corp                                                188,594
     10,642 Huntington Bancshares Inc                                    265,092
     18,839 KeyCorp                                                      595,312
      5,424 M&T Bank Corp                                                519,077
     10,349 Marshall & Ilsley Corp                                       417,065
      3,652 Mercantile Bankshares Corp                                   175,150
     30,782 National City Corp                                         1,188,801
      9,545 National Commerce Financial Corp                             326,534
      8,044 North Fork Bancorp Inc                                       357,556
     13,122 PNC Financial Services Group                                 709,900
     21,432 Regions Financial Corp                                       708,542
      1,628 Silicon Valley Bancshares*                                    60,513
     15,428 SouthTrust Corp                                              642,730
     13,124 SunTrust Banks Inc                                           924,061
     14,292 Synovus Financial Corp                                       373,736
      6,488 TCF Financial Corp                                           196,522
     87,268 US Bancorp                                                 2,522,045
     60,816 Wachovia Corp                                              2,855,311
     78,440 Wells Fargo & Co                                           4,677,377
      1,520 Westamerica Bancorp                                           83,433
      3,100 Wilmington Trust Corp                                        112,251
      4,135 Zions Bancorp                                                252,400
                                                                     $31,359,050

BIOTECHNOLOGY --- 1.31%
     58,828 Amgen Inc*                                                 3,334,371
     15,687 Biogen Idec Inc*                                             959,574
      2,600 Cephalon Inc*                                                124,540
      2,163 Charles River Laboratories International Inc*                 99,065
      8,685 Chiron Corp*                                                 383,877
     10,564 Genzyme Corp*                                                574,787
     20,014 Gilead Sciences Inc*                                         748,123
      2,500 Invitrogen Corp*                                             137,475
     11,504 MedImmune Inc*                                               272,645
     14,148 Millennium Pharmaceuticals Inc*                              193,969
      4,350 Protein Design Labs Inc*                                      85,173
      3,692 Vertex Pharmaceuticals Inc*                                   38,766
                                                                      $6,952,365

BROADCAST/MEDIA --- 0.84%
     27,412 Clear Channel Communications Inc                             854,432
    103,795 Comcast Corp*                                              2,931,171
      2,509 Emmis Communications Corp*                                    45,313
      2,300 Entercom Communications Corp*                                 75,118
     14,973 Univision Communications Inc Class A*                        473,297
      4,436 Westwood One Inc*                                             87,700
                                                                      $4,467,031

BUILDING MATERIALS --- 0.27%
      9,964 American Standard Cos Inc*                                   387,699
      2,246 Martin Marietta Materials Inc                                101,676
     20,087 Masco Corp                                                   693,604
      4,805 Vulcan Materials Co                                          244,815
                                                                      $1,427,794

CHEMICALS --- 1.59%
     10,579 Air Products & Chemicals Inc                                 575,286
      3,400 Airgas Inc                                                    81,838
      1,900 Albemarle Corp                                                66,671
      2,850 Cabot Corp                                                   109,925
      5,298 Crompton Corp                                                 50,278
      1,800 Cytec Industries Inc                                          88,110
     43,592 Dow Chemical Co                                            1,969,487
     46,346 EI du Pont de Nemours & Co                                 1,983,609
      3,625 Eastman Chemical Co                                          172,369
     11,950 Ecolab Inc                                                   375,708
      5,731 Engelhard Corp                                               162,474
      1,650 FMC Corp*                                                     80,141
      1,950 Ferro Corp                                                    42,530
      2,300 Great Lakes Chemical Corp                                     58,880
      5,118 Hercules Inc*                                                 72,880
      4,371 International Flavors & Fragrances Inc                       166,972
      3,050 Lubrizol Corp                                                105,530
      8,256 Lyondell Chemical Co                                         185,430
        950 Minerals Technologies Inc                                     55,917
      3,171 Olin Corp                                                     63,420
      8,039 PPG Industries Inc                                           492,630
     15,046 Praxair Inc                                                  643,066
      5,387 RPM Inc                                                       95,081
     10,393 Rohm & Haas Co                                               446,587
      3,190 Sigma-Aldrich Corp                                           185,020
      2,407 Valspar Corp                                                 112,359
                                                                      $8,442,198

COMMUNICATIONS - EQUIPMENT --- 1.59%
     18,248 3Com Corp*                                                    77,007
     37,534 ADC Telecommunications Inc*                                   67,937
      3,700 ADTRAN Inc                                                    83,916
      4,096 Advanced Fibre Communications*                                65,126
      7,387 Andrew Corp*                                                  90,417
     21,005 Avaya Inc*                                                   292,810
      2,300 Avocent Corp*                                                 59,869
     26,356 CIENA Corp*                                                   52,185
      2,500 CommScope Inc*                                                54,000
      9,040 Comverse Technology Inc*                                     170,223
     64,662 Corning Inc*                                                 716,455
      3,100 Harris Corp                                                  170,314
     66,798 JDS Uniphase Corp*                                           225,109
    200,006 Lucent Technologies Inc*                                     634,019
      5,424 McDATA Corp*                                                  27,283
    109,690 Motorola Inc                                               1,978,808
      2,250 Plantronics Inc                                               97,290
      4,620 Polycom Inc*                                                  91,568
      4,800 Powerwave Technologies Inc*                                   29,568
      4,283 QLogic Corp*                                                 126,820
     75,574 QUALCOMM Inc                                               2,950,409
      7,123 Scientific-Atlanta Inc                                       184,628
     19,248 Tellabs Inc*                                                 176,889
                                                                      $8,422,650

COMPUTER HARDWARE & SYSTEMS --- 3.39%
     17,963 Apple Computer Inc*                                          696,066
      6,100 Cognizant Technology Solutions Corp*                         186,111
    115,898 Dell Inc*                                                  4,125,969
      3,383 Diebold Inc                                                  157,986
    111,602 EMC Corp*                                                  1,287,887
     17,290 Gateway Inc*                                                  85,586
    140,176 Hewlett-Packard Co                                         2,628,300
      1,690 Imation Corp                                                  60,147
     77,813 International Business Machines Corp                       6,671,687
      6,012 Lexmark International Group Inc Class A*                     505,068
      4,400 NCR Corp*                                                    218,196
     16,598 Network Appliance Inc*                                       381,754
      8,400 Quantum Corp - DLT & Storage Systems*                         19,404
      7,448 Sandisk Corp*                                                216,886
      5,123 Storage Technology Corp*                                     129,407
    154,399 Sun Microsystems Inc*                                        623,772
                                                                     $17,994,226

COMPUTER SOFTWARE & SERVICES --- 7.41%
      6,363 Activision Inc*                                               88,255
      3,991 Acxiom Corp                                                   94,746
     11,183 Adobe Systems Inc                                            553,223
      1,500 Advent Software*                                              25,245
      5,937 Affiliated Computer Services Inc Class A*                    330,513
      2,634 Ascential Software Corp*                                      35,480
      5,260 Autodesk Inc                                                 255,794
     27,170 Automatic Data Processing Inc                              1,122,664
     10,265 BMC Software Inc*                                            162,290
     12,410 Cadence Design Systems Inc*                                  161,826
    313,938 Cisco Systems Inc*                                         5,682,278
      7,843 Citrix Systems Inc*                                          137,409
     27,191 Computer Associates International Inc                        714,036
      8,724 Computer Sciences Corp*                                      410,900
     17,857 Compuware Corp*                                               91,964
      6,580 Convergys Corp*                                               88,369
     14,092 Electronic Arts Inc*                                         648,091
     23,716 Electronic Data Systems Corp                                 459,853
      3,250 Fair Isaac Co                                                 94,900
     39,773 First Data Corp                                            1,730,126
      9,043 Fiserv Inc*                                                  315,239
      5,000 Gartner Inc*                                                  58,450
      8,916 Intuit Inc*                                                  404,786
      4,122 Jack Henry & Associates Inc                                   77,370
      2,850 Keane Inc*                                                    43,776
      4,800 MPS Group Inc*                                                40,368
      3,200 Macromedia Inc*                                               64,256
      2,300 Macrovision Corp*                                             55,384
      7,199 McAfee Inc*                                                  144,700
      3,250 Mentor Graphics Corp*                                         35,636
      4,354 Mercury Interactive Corp*                                    151,868
    504,827 Microsoft Corp                                            13,958,524
     17,950 Novell Inc*                                                  113,265
    240,064 Oracle Corp*                                               2,707,922
     12,450 Parametric Technology Corp*                                   65,736
     17,550 Paychex Inc                                                  529,133
     16,949 PeopleSoft Inc*                                              336,438
      2,950 RSA Security  Inc*                                            56,935
      2,500 Retek Inc*                                                    11,400
      2,979 Reynolds & Reynolds Co Class A                                73,492
      6,341 Sabre Holdings Corp                                          155,545
     23,446 Siebel Systems Inc*                                          176,783
     13,393 SunGard Data Systems Inc*                                    318,352
      4,389 Sybase Inc*                                                   60,524
     14,620 Symantec Corp*                                               802,346
      7,186 Synopsys Inc*                                                113,754
      3,900 Titan Corp*                                                   54,483
      1,700 Transaction Systems Architects Inc Class A*                   31,595
     15,477 Unisys Corp*                                                 159,723
     20,007 VERITAS Software Corp*                                       356,125
      3,800 Wind River Systems*                                           46,360
     63,148 Yahoo! Inc*                                                2,141,349
     30,684 eBay Inc*                                                  2,821,087
                                                                     $39,370,666

CONGLOMERATES --- 4.30%
     36,408 3M Co                                                      2,911,548
      1,426 Carlisle Cos Inc                                              91,164
    490,201 General Electric Co                                       16,460,950
      1,900 Teleflex Inc                                                  80,750
      6,416 Textron Inc                                                  412,356
     93,256 Tyco International Ltd                                     2,859,229
                                                                     $22,815,997

CONTAINERS --- 0.16%
      5,174 Ball Corp                                                    193,301
      4,900 Bemis Co Inc                                                 130,242
      6,900 Pactiv Corp*                                                 160,425
      3,866 Sealed Air Corp*                                             179,189
      2,563 Temple-Inland Inc                                            172,105
                                                                        $835,262

COSMETICS & PERSONAL CARE --- 0.58%
      4,242 Alberto-Culver Co Class B                                    184,442
     21,974 Avon Products Inc                                            959,824
     46,476 Gillette Co                                                1,939,908
                                                                      $3,084,174

DISTRIBUTORS --- 0.32%
      4,348 Adesa Corp*                                                   71,438
      3,579 Fastenal Co                                                  206,150
      8,130 Genuine Parts Co                                             312,029
     29,695 SYSCO Corp                                                   888,474
      4,220 WW Grainger Inc                                              243,283
                                                                      $1,721,374

ELECTRIC COMPANIES --- 2.30%
          1 ALLETE Inc*                                                       43
      5,850 Allegheny Energy Inc*                                         93,366
      5,196 Alliant Energy Corp                                          129,276
      8,979 Ameren Corp                                                  414,381
     18,389 American Electric Power Co Inc                               587,712
      1,500 Black Hills Corp                                              41,670
      7,450 CMS Energy Corp*                                              70,924
     14,229 CenterPoint Energy Inc                                       147,412
      8,352 Cinergy Corp                                                 330,739
     11,211 Consolidated Edison Inc                                      471,310
      5,864 DPL Inc                                                      120,681
      8,048 DTE Energy Co                                                339,545
     15,352 Dominion Resources Inc                                     1,001,564
      3,501 Duquesne Light Holdings Inc                                   62,878
     15,081 Edison International                                         399,797
     10,587 Entergy Corp                                                 641,678
     30,622 Exelon Corp                                                1,123,521
      8,631 FPL Group Inc                                                589,670
     15,364 FirstEnergy Corp                                             631,153
      3,465 Great Plains Energy Inc                                      101,005
      3,700 Hawaiian Electric Industries Inc                              98,198
      1,800 IDACORP Inc                                                   52,308
      2,485 NSTAR                                                        122,014
      5,866 Northeast Utilities                                          113,742
      4,076 OGE Energy Corp                                              102,837
     18,638 PG&E Corp*                                                   566,595
      2,725 PNM Resources Inc                                             61,340
      8,790 PPL Corp                                                     414,712
      8,552 Pepco Holdings Inc                                           170,185
      4,205 Pinnacle West Capital Corp                                   174,508
     11,486 Progress Energy Inc                                          486,088
      8,100 Progress Energy Inc @ (CVO)*                                       0
      4,550 Puget Energy Inc                                             103,285
      5,350 Sierra Pacific Resources*                                     47,883
     34,295 Southern Co                                                1,028,164
      9,130 TECO Energy Inc                                              123,529
          0 TXU Corp                                                           0
     13,774 TXU Corp                                                     660,050
      1,729 WPS Resources Corp                                            77,788
      5,437 Wisconsin Energy Corp                                        173,440
     18,493 Xcel Energy Inc                                              320,299
                                                                     $12,195,290

ELECTRONIC INSTRUMENT & EQUIP --- 1.11%
     22,539 Agilent Technologies Inc*                                    486,166
      9,244 American Power Conversion Corp                               160,753
      3,200 Ametek Inc                                                    97,024
      4,100 Amphenol Corp                                                140,466
      5,315 Arrow Electronics Inc*                                       120,013
      5,495 Avnet Inc*                                                    94,074
      3,865 CDW Corp                                                     224,286
      4,445 Cooper Industries Inc                                        262,255
     19,532 Emerson Electric Co                                        1,208,835
      3,100 Harman International Industries Inc                          334,025
      2,850 Hubbell Inc Class B                                          127,766
      9,326 Jabil Circuit Inc*                                           214,498
      3,950 KEMET Corp*                                                   31,956
      8,816 Molex Inc                                                    262,893
      3,660 National Instruments Corp                                    110,788
      1,950 Newport Corp*                                                 22,367
      5,871 PerkinElmer Inc                                              101,099
      1,950 Plexus Corp*                                                  21,528
      3,850 Power-One Inc*                                                24,948
      8,579 Rockwell Automation Inc                                      332,007
     24,115 Sanmina - SCI Corp*                                          170,011
      2,450 Silicon Laboratories Inc*                                     81,071
     44,569 Solectron Corp*                                              220,617
     11,047 Symbol Technologies Inc                                      139,634
      2,676 Tech Data Corp*                                              103,160
      4,236 Tektronix Inc                                                140,847
      7,593 Thermo Electron Corp*                                        205,163
      2,750 Thomas & Betts Corp                                           73,755
      1,572 Varian Inc*                                                   59,532
      7,659 Vishay Intertechnology Inc*                                   98,801
      5,473 Waters Corp*                                                 241,359
                                                                      $5,911,697

ELECTRONICS - SEMICONDUCTOR --- 2.85%
     16,468 Advanced Micro Devices Inc*                                  214,084
     17,248 Altera Corp*                                                 337,543
     17,603 Analog Devices Inc                                           682,644
     78,794 Applied Materials Inc*                                     1,299,313
     14,500 Applied Micro Circuits Corp*                                  45,385
     22,000 Atmel Corp*                                                   79,640
     14,920 Broadcom Corp Class A*                                       407,167
      1,164 Cabot Microelectronics Corp*                                  42,195
      4,407 Credence Systems Corp*                                        31,730
      3,400 Cree Inc*                                                    103,802
      5,800 Cypress Semiconductor Corp*                                   51,272
      5,476 Fairchild Semiconductor International Inc*                    77,595
      3,300 Integrated Circuit Systems Inc*                               70,950
      4,844 Integrated Device Technology Inc*                             46,163
    297,794 Intel Corp                                                 5,973,748
      3,100 International Rectifier Corp*                                106,330
      6,949 Intersil Holding Corp                                        110,698
      9,073 KLA-Tencor Corp*                                             376,348
     17,862 LSI Logic Corp*                                               76,807
      2,750 LTX Corp*                                                     14,878
      6,183 Lam Research Corp*                                           135,284
      5,200 Lattice Semiconductor Corp*                                   25,532
     14,285 Linear Technology Corp                                       517,688
     15,123 Maxim Integrated Products Inc                                639,552
      4,180 Micrel Inc*                                                   43,514
      9,577 Microchip Technology Inc                                     257,047
     28,329 Micron Technology Inc*                                       340,798
      7,707 NVIDIA Corp*                                                 111,906
     16,532 National Semiconductor Corp*                                 256,081
      6,591 Novellus Systems Inc*                                        175,255
      8,145 PMC-Sierra Inc*                                               71,757
      8,650 RF Micro Devices Inc*                                         54,841
      3,408 Semtech Corp*                                                 65,331
      8,975 Teradyne Inc*                                                120,265
     80,344 Texas Instruments Inc                                      1,709,720
      6,297 TriQuint Semiconductor Inc*                                   24,558
     16,143 Xilinx Inc                                                   435,861
                                                                     $15,133,282

ENGINEERING & CONSTRUCTION --- 0.08%
      2,250 Dycom Industries Inc*                                         63,878
      3,877 Fluor Corp                                                   172,604
      1,887 Granite Construction Inc                                      45,099
      2,610 Jacobs Engineering Group Inc*                                 99,937
      5,350 Quanta Services Inc*                                          32,368
                                                                        $413,886

FINANCIAL SERVICES --- 6.33%
      7,245 AmeriCredit Corp*                                            151,276
      3,587 Astoria Financial Corp                                       127,303
     36,142 Bank of New York Co Inc                                    1,054,262
    240,527 Citigroup Inc                                             10,612,051
     26,152 Countrywide Credit Industries Inc                          1,030,127
      3,091 Eaton Vance Corp                                             124,845
     45,009 Fannie Mae (nonvtg)                                        2,853,571
      5,000 Federated Investors Inc Class B                              142,200
     11,575 Franklin Resources Inc                                       645,422
     31,958 Freddie Mac                                                2,084,940
      7,079 Golden West Financial Corp                                   785,415
      6,177 GreenPoint Financial Corp                                    285,748
      3,861 Independence Community Bank Corp                             150,772
      2,798 IndyMac Bancorp Inc                                          101,288
      3,050 Investors Financial Services Corp                            137,647
    165,420 JPMorgan Chase & Co                                        6,572,137
     11,030 Janus Capital Group Inc                                      150,118
      4,685 Legg Mason Inc                                               249,543
      4,630 MGIC Investment Corp                                         308,127
     19,686 Mellon Financial Corp                                        545,105
      4,060 MoneyGram International Inc                                   69,345
      6,894 Moody's Corp                                                 504,986
     12,282 New York Community Bancorp Inc                               252,272
     10,189 Northern Trust Corp                                          415,711
      4,451 PMI Group Inc                                                180,622
     14,563 Principal Financial Group                                    523,831
      4,261 Radian Group Inc                                             196,986
      4,763 SEI Investments Co                                           160,418
     15,880 Sovereign Bancorp Inc                                        346,502
     15,585 State Street Corp                                            665,635
      5,906 T Rowe Price Group Inc                                       300,852
      3,828 Waddell & Reed Financial Class A                              84,216
      3,590 Washington Federal Inc                                        90,289
     40,563 Washington Mutual Inc                                      1,585,202
      2,468 Webster Financial Corp                                       121,895
                                                                     $33,610,659

FOOD & BEVERAGES --- 3.44%
      1,750 Adolph Coors Co Class B                                      118,860
     37,247 Anheuser-Busch Co Inc                                      1,860,488
      5,612 Brown-Forman Corp                                            257,030
     19,061 Campbell Soup Co                                             501,114
    112,651 Coca-Cola Co                                               4,511,673
     21,677 Coca-Cola Enterprises Inc                                    408,611
     24,462 ConAgra Foods Inc                                            628,918
      4,949 Constellation Brands Inc*                                    188,359
      7,288 Dean Foods Co*                                               218,786
     17,644 General Mills Inc                                            792,216
     16,229 HJ Heinz Co                                                  584,569
     11,410 Hershey Foods Corp                                           532,961
      6,448 Hormel Foods Corp                                            172,677
      2,712 JM Smucker Co                                                120,440
     19,189 Kellogg Co                                                   818,603
      1,698 Lancaster Colony Corp                                         71,596
      6,307 McCormick & Co Inc (nonvtg)                                  216,582
     11,736 Pepsi Bottling Group Inc                                     318,632
      6,391 PepsiAmericas Inc                                            122,068
     78,709 PepsiCo Inc                                                3,829,193
     36,834 Sara Lee Corp                                                842,025
      2,100 Sensient Technologies Corp                                    45,444
      5,109 Smithfield Foods Inc*                                        127,725
      2,396 Tootsie Roll Industries Inc                                   70,011
     16,352 Tyson Foods Inc Class A                                      261,959
     10,420 Wm Wrigley Jr Co                                             659,690
                                                                     $18,280,230

GOLD, METALS & MINING --- 0.75%
     40,394 Alcoa Inc                                                  1,356,834
      4,325 Allegheny Technologies Inc                                    78,931
      2,550 Arch Coal Inc                                                 90,500
      8,257 Freeport-McMoRan Copper & Gold  Inc                          334,409
     20,586 Newmont Mining Corp                                          937,281
      3,679 Nucor Corp                                                   336,150
      3,043 Peabody Energy Corp                                          181,059
      4,404 Phelps Dodge Corp                                            405,300
      5,300 United States Steel Corp                                     199,386
      3,981 Worthington Industries Inc                                    84,994
                                                                      $4,004,844

HARDWARE & TOOLS --- 0.01%
      1,900 York International Corp                                       60,021
                                                                         $60,021

HEALTH CARE RELATED --- 2.26%
      7,149 Aetna Inc                                                    714,400
      5,283 AmericsourceBergen Corp                                      283,750
      6,507 Anthem Inc*                                                  567,736
      2,250 Apria Healthcare Group Inc*                                   61,313
      6,362 CIGNA Corp                                                   442,986
     19,957 Cardinal Health Inc                                          873,518
     21,643 Caremark Rx Inc*                                             694,091
      4,095 Community Health Systems Inc*                                109,255
      2,955 Covance Inc*                                                 118,111
      4,134 Coventry Health Care Inc*                                    220,632
      3,606 Express Scripts Inc Class A*                                 235,616
      4,203 First Health Group Corp*                                      67,626
     22,446 HCA Inc                                                      856,315
     11,253 Health Management Associates Inc Class A                     229,899
      5,209 Health Net Inc*                                              128,766
      2,026 Henry Schein Inc*                                            126,240
      7,194 Hospira Inc*                                                 220,136
      7,363 Humana Inc*                                                  147,113
     10,793 IMS Health Inc                                               258,169
      1,750 LifePoint Hospitals Inc*                                      52,518
      4,637 Lincare Holdings Inc*                                        137,765
      4,067 Manor Care Inc                                               121,847
     13,616 McKesson HBOC Inc                                            349,250
     12,657 Medco Health Solutions Inc*                                  391,101
      4,770 Omnicare Inc                                                 135,277
      3,982 PacifiCare Health Systems Inc*                               146,139
      3,242 Patterson Cos Inc*                                           248,208
      4,792 Quest Diagnostics Inc                                        422,750
      3,050 Renal Care Group Inc*                                         98,302
     21,545 Tenet Healthcare Corp*                                       232,471
      3,602 Triad Hospitals Inc*                                         124,053
     30,869 United Health Group Inc                                    2,276,280
      2,660 Universal Health Services Inc Class B                        115,710
      7,358 Wellpoint Health Networks Inc*                               773,252
                                                                     $11,980,595

HEAVY TRUCKS & PARTS --- 0.03%
      2,100 Cummins Engine Co Inc                                        155,169
                                                                        $155,169

HOMEBUILDING --- 0.36%
      5,778 Centex Corp                                                  291,558
     10,800 DR Horton Inc                                                357,588
      2,800 Hovnanian Enterprises Inc*                                   112,280
      2,132 KB Home                                                      180,133
      7,266 Lennar Corp                                                  345,862
      5,866 Pulte Corp                                                   359,996
      1,100 Ryland Group Inc                                             101,926
      3,495 Toll Corp*                                                   161,923
                                                                      $1,911,266

HOTELS/MOTELS --- 0.51%
     29,368 Carnival Corp                                              1,388,813
     17,788 Hilton Hotels Corp                                           335,126
     10,672 Marriott International Inc Class A                           554,517
      9,674 Starwood Hotels & Resorts Worldwide Inc                      449,067
                                                                      $2,727,523

HOUSEHOLD GOODS --- 2.27%
      3,100 American Greetings Corp Class A*                              77,872
      3,768 Black & Decker Corp                                          291,794
      1,864 Blyth Industries Inc                                          57,598
      2,825 Church & Dwight Co Inc                                        79,270
      9,946 Clorox Co                                                    530,122
     24,702 Colgate-Palmolive Co                                       1,116,036
      3,622 Energizer Holdings Inc*                                      166,974
      6,670 Fortune Brands Inc                                           494,180
      2,500 Furniture Brands International Inc                            62,700
     22,981 Kimberly-Clark Corp                                        1,484,343
      8,886 Leggett & Platt Inc                                          249,697
      3,609 Maytag Corp                                                   66,297
      3,133 Mohawk Industries Inc*                                       248,729
     12,765 Newell Rubbermaid Inc                                        255,811
    118,036 Procter & Gamble Co                                        6,388,108
      2,650 Snap-on Inc                                                   73,034
      3,766 Stanley Works                                                160,168
      2,650 Tupperware Corp                                               44,997
      3,054 Whirlpool Corp                                               183,515
                                                                     $12,031,245

INSURANCE RELATED --- 4.59%
     13,197 ACE Ltd                                                      528,672
     23,579 AFLAC Inc                                                    924,533
      2,450 Allmerica Financial Corp*                                     65,856
     32,194 Allstate Corp                                              1,544,990
      5,097 Ambac Financial Group Inc                                    407,505
      3,400 American Financial Group Inc                                 101,626
    120,968 American International Group Inc                           8,224,614
      1,786 Amerus Group Co                                               73,226
     14,643 Aon Corp                                                     420,840
      4,247 Arthur J Gallagher & Co                                      140,703
      3,227 Brown & Brown Inc                                            147,474
      8,850 Chubb Corp                                                   621,978
      7,829 Cincinnati Financial Corp                                    322,711
      2,636 Everest Re Group Ltd                                         195,934
      8,070 Fidelity National Financial Inc                              307,467
      4,120 First American Financial Corp                                127,020
      2,950 HCC Insurance Holdings Inc                                    88,943
     13,663 Hartford Financial Services Group Inc                        846,150
      1,950 Horace Mann Educators Corp                                    34,281
      6,377 Jefferson-Pilot Corp                                         316,682
      3,289 Leucadia National Corp                                       186,322
      8,192 Lincoln National Corp                                        385,024
      8,614 Loews Corp                                                   503,919
      6,636 MBIA Inc                                                     386,282
     24,210 Marsh & McLennan Cos Inc                                   1,107,850
     34,795 MetLife Inc                                                1,344,827
      2,782 Ohio Casualty Corp*                                           58,227
      8,383 Old Republic International Corp                              209,826
     10,105 Progressive Corp                                             856,399
      3,248 Protective Life Corp                                         127,679
     24,150 Prudential Financial Inc                                   1,136,016
      5,873 SAFECO Corp                                                  268,102
     31,053 St Paul Cos Inc                                            1,026,612
      1,360 StanCorp Financial Group Inc                                  96,832
      5,091 Torchmark Corp                                               270,739
      3,182 Unitrin Inc                                                  132,276
     13,721 UnumProvident Corp                                           215,282
      3,950 WR Berkley Corp                                              166,532
      6,488 XL Capital Ltd Class A                                       480,047
                                                                     $24,399,998

INVESTMENT BANK/BROKERAGE FIRM --- 1.37%
      3,649 AG Edwards Inc                                               126,328
      4,791 Bear Stearns Co Inc                                          460,750
     63,380 Charles Schwab Corp                                          582,462
     17,323 E*TRADE Financial Corp*                                      197,829
      2,600 Jefferies Group Inc                                           89,622
      2,709 LaBranche & Co Inc*                                           22,891
     12,662 Lehman Brothers Holdings Inc                               1,009,415
     43,626 Merrill Lynch & Co Inc                                     2,169,085
     51,009 Morgan Stanley                                             2,514,744
      3,350 Raymond James Financial Inc                                   80,802
                                                                      $7,253,928

LEISURE & ENTERTAINMENT --- 2.17%
      4,050 Boyd Gaming Corp                                             114,008
      4,454 Brunswick Corp                                               203,815
     14,319 Caesars Entertainment Inc*                                   239,127
      3,400 Callaway Golf Co                                              35,938
      5,480 GTECH Holdings Corp                                          138,754
     13,678 Harley-Davidson Inc                                          813,020
      5,193 Harrah's Entertainment Inc                                   275,125
      8,152 Hasbro Inc                                                   153,258
     15,980 International Game Technology                                574,481
      2,496 International Speedway Corp Class A                          124,550
      3,111 Mandalay Resort Group                                        213,570
     19,155 Mattel Inc                                                   347,280
      4,300 Six Flags Inc*                                                23,392
    212,258 Time Warner Inc*                                           3,425,844
     80,503 Viacom Inc Class B                                         2,701,681
     95,411 Walt Disney Co                                             2,151,518
                                                                     $11,535,361

MACHINERY --- 0.70%
      4,198 AGCO Corp*                                                    94,959
     15,889 Caterpillar Inc                                            1,278,270
     11,526 Deere & Co                                                   744,003
      3,988 Donaldson Co Inc                                             113,219
      2,173 Federal Signal Corp                                           40,374
      2,500 Flowserve Corp*                                               60,450
      3,225 Graco Inc                                                    108,038
      1,950 Harsco Corp                                                   87,555
      1,689 Kennametal Inc                                                76,258
      3,217 Navistar International Corp*                                 119,640
      1,650 Nordson Corp                                                  56,645
      8,047 PACCAR Inc                                                   556,209
      4,600 Pentair Inc                                                  160,586
      3,489 SPX Corp                                                     123,511
        850 Tecumseh Products Co Class A                                  35,590
      2,150 Trinity Industries Inc                                        67,016
                                                                      $3,722,323

MANUFACTURING --- 0.81%
      2,695 Crane Co                                                      77,939
     14,304 Danaher Corp                                                 733,509
      9,447 Dover Corp                                                   367,205
      7,010 Eaton Corp                                                   444,504
      4,292 ITT Industries Inc                                           343,317
     14,110 Illinois Tool Works Inc                                    1,314,629
      8,114 Ingersoll-Rand Co                                            551,509
      5,759 Pall Corp                                                    140,980
      5,518 Parker-Hannifin Corp                                         324,789
                                                                      $4,298,381

MEDICAL PRODUCTS --- 2.28%
      9,290 Applera Corp Applied Biosystems Group                        175,302
      2,509 Bausch & Lomb Inc                                            166,723
     28,575 Baxter International Inc                                     918,972
      2,904 Beckman Coulter Inc                                          162,972
     11,660 Becton Dickinson & Co                                        602,822
     11,807 Biomet Inc                                                   553,512
     39,116 Boston Scientific Corp*                                    1,554,079
      4,870 CR Bard Inc                                                  275,788
      5,130 Cytyc Corp*                                                  123,890
      3,742 Dentsply International Inc                                   194,359
      2,768 Edwards Lifesciences Corp*                                    92,728
      5,400 Fisher Scientific International Inc*                         314,982
     14,578 Guidant Corp                                                 962,731
      2,850 Hillenbrand Industries Inc                                   144,011
      1,700 Inamed Corp*                                                  81,039
     56,123 Medtronic Inc                                              2,912,784
      2,300 Millipore Corp*                                              110,055
      8,234 St Jude Medical Inc*                                         619,773
      3,149 Steris Corp*                                                  69,089
     18,658 Stryker Corp                                                 897,077
      2,250 VISX Inc*                                                     46,350
      6,298 Varian Medical Systems Inc*                                  217,722
     11,361 Zimmer Holdings Inc*                                         897,973
                                                                     $12,094,733

OFFICE EQUIPMENT & SUPPLIES --- 0.33%
      5,121 Avery Dennison Corp                                          336,859
      2,656 HNI Corp                                                     105,124
      3,271 Herman Miller Inc                                             80,630
     10,744 Pitney Bowes Inc                                             473,810
     38,880 Xerox Corp*                                                  547,430
      3,375 Zebra Technologies Corp Class A*                             205,909
                                                                      $1,749,762

OIL & GAS --- 7.26%
      4,269 Amerada Hess Corp                                            379,941
     11,632 Anadarko Petroleum Corp                                      771,900
     15,148 Apache Corp                                                  759,066
      3,316 Ashland Inc                                                  185,961
      7,492 BJ Services Co*                                              392,656
     15,455 Baker Hughes Inc                                             675,693
     18,278 Burlington Resources Inc                                     745,742
     98,872 ChevronTexaco Corp                                         5,303,494
     31,987 ConocoPhillips                                             2,650,123
      2,550 Cooper Cameron Corp*                                         139,842
     11,225 Devon Energy Corp                                            797,087
      7,013 ENSCO International Inc                                      229,115
      5,445 EOG Resources                                                358,553
    302,123 Exxon Mobil Corp                                          14,601,605
      3,155 FMC Technologies Inc*                                        105,377
      2,761 Forest Oil Corp*                                              83,161
      5,609 Grant Prideco Inc*                                           114,928
     20,490 Halliburton Co                                               690,308
      3,550 Hanover Compressor Co*                                        47,748
      2,300 Helmerich & Payne Inc                                         65,987
      7,073 Kerr-McGee Corp                                              404,929
     16,115 Marathon Oil Corp                                            665,227
      4,334 Murphy Oil Corp                                              376,061
      6,911 Nabors Industries Ltd*                                       327,236
      3,951 National-Oilwell Inc*                                        129,830
      2,900 Newfield Exploration Co*                                     177,596
      6,180 Noble Corp*                                                  277,791
      2,750 Noble Energy Inc                                             160,160
     18,168 Occidental Petroleum Corp                                  1,016,136
      1,850 Overseas Shipholding Group Inc                                91,834
      7,722 Patterson-UTI Energy Inc                                     147,259
      6,771 Pioneer Natural Resources Co                                 233,464
      3,500 Plains Exploration & Production Co*                           83,510
      2,936 Pogo Producing Co                                            139,313
      6,245 Pride International Inc*                                     123,589
      4,923 Rowan Cos Inc*                                               129,967
     27,419 Schlumberger Ltd                                           1,845,573
      4,884 Smith International Inc*                                     296,605
      3,506 Sunoco Inc                                                   259,374
      2,800 Tidewater Inc                                                 91,140
     14,839 Transocean Sedco Forex Inc*                                  530,939
     12,268 Unocal Corp                                                  527,524
      5,914 Valero Energy Corp                                           474,362
      4,526 Varco International Inc*                                     121,387
      6,177 Weatherford International Ltd*                               315,151
      3,400 Western Gas Resources Inc                                     97,206
     12,050 XTO Energy Inc                                               391,384
                                                                     $38,532,834

PAPER & FOREST PRODUCTS --- 0.58%
      2,587 Bowater Inc                                                   98,798
     12,029 Georgia-Pacific Corp                                         432,443
     22,623 International Paper Co                                       914,195
      2,350 Longview Fibre Co*                                            35,838
      5,062 Louisiana-Pacific Corp                                       131,359
      9,353 MeadWestvaco Corp                                            298,361
      1,950 PH Glatfelter Co                                              24,161
      4,939 Packaging Corp of America                                    120,857
      1,400 Potlatch Corp                                                 65,534
      2,348 Rayonier Inc                                                 106,224
      4,505 Sonoco Products Co                                           119,112
     11,186 Weyerhaeuser Co                                              743,645
                                                                      $3,090,527

PERSONAL LOANS --- 1.22%
     58,870 American Express Co                                        3,029,450
     11,250 Capital One Financial Corp                                   831,375
     59,263 MBNA Corp                                                  1,493,428
     13,550 Providian Financial Corp*                                    210,567
     20,238 SLM Corp                                                     902,615
                                                                      $6,467,435

PHARMACEUTICALS --- 6.86%
     72,442 Abbott Laboratories                                        3,068,643
      6,148 Allergan Inc                                                 446,037
      4,828 Barr Laboratories Inc*                                       200,024
     90,262 Bristol-Myers Squibb Co                                    2,136,502
     52,555 Eli Lilly & Co                                             3,155,928
     17,204 Forest Laboratories Inc*                                     773,836
     11,538 IVAX Corp*                                                   220,953
    137,842 Johnson & Johnson                                          7,764,640
     11,196 King Pharmaceuticals Inc*                                    133,680
    103,071 Merck & Co Inc                                             3,401,343
     12,469 Mylan Laboratories Inc                                       224,442
      1,603 Par Pharmaceutical Cos Inc*                                   57,596
      3,200 Perrigo Co                                                    65,760
    350,568 Pfizer Inc                                                10,727,381
     68,312 Schering-Plough Corp                                       1,302,027
      4,110 Sepracor Inc*                                                200,486
      3,850 Valeant Pharmaceuticals International                         92,862
      5,021 Watson Pharmaceuticals Inc*                                  147,919
     61,881 Wyeth                                                      2,314,349
                                                                     $36,434,408

PHOTOGRAPHY/IMAGING --- 0.08%
     13,271 Eastman Kodak Co                                             427,592
                                                                        $427,592

POLLUTION CONTROL --- 0.22%
     14,743 Allied Waste Industries Inc*                                 130,476
      7,012 Republic Services Inc                                        208,677
      2,150 Stericycle Inc*                                               98,685
     26,934 Waste Management Inc                                         736,376
                                                                      $1,174,214

PRINTING & PUBLISHING --- 0.84%
      1,200 Banta Corp                                                    47,700
      5,334 Belo Corp Class A                                            120,228
      3,847 Dow Jones & Co Inc                                           156,227
     12,365 Gannett Co Inc                                             1,035,692
      3,621 Knight-Ridder Inc                                            236,994
      2,100 Lee Enterprises Inc                                           97,314
      8,843 McGraw-Hill Cos Inc                                          704,699
      1,100 Media General Inc Class A                                     61,545
      2,366 Meredith Corp                                                121,518
      6,772 New York Times Co Class A                                    264,785
     10,161 RR Donnelley & Sons Co                                       318,243
      4,554 Readers Digest Association Inc                                66,443
      1,800 Scholastic Corp*                                              55,602
     14,828 Tribune Co                                                   610,172
      2,413 Valassis Communications Inc*                                  71,377
        539 Washington Post Co Class B                                   495,880
                                                                      $4,464,419

RAILROADS --- 0.42%
     17,291 Burlington Northern Santa Fe Corp                            662,418
      9,977 CSX Corp                                                     331,236
     18,278 Norfolk Southern Corp                                        543,588
     12,003 Union Pacific Corp                                           703,376
                                                                      $2,240,618

REAL ESTATE --- 0.61%
      3,785 AMB Property Corp REIT                                       140,121
      4,382 Apartment Investment & Manageme Corp REIT                    184,005
     18,696 Equity Office Properties Trust REIT                          509,466
     13,034 Equity Residential REIT                                      404,054
      2,450 Highwood Properties Inc REIT                                  60,295
      3,118 Hospitality Properties Trust REIT                            132,484
      3,959 Liberty Property Trust REIT                                  157,727
      2,829 Mack-Cali Realty Corp REIT                                   124,617
      4,755 New Plan Excel Realty Trust REIT                             118,875
      8,474 Plum Creek Timber Co Inc REIT                                296,844
      8,450 ProLogis Trust REIT                                          297,778
      9,686 Simon Property Group Inc REIT                                519,460
      5,900 United Dominion Realty Trust Inc REIT                        116,997
                                                                      $3,215,129

RESTAURANTS --- 0.77%
      3,820 Applebee's International Inc                                  96,570
      1,600 Bob Evans Farms Inc                                           43,456
      4,148 Brinker International Inc*                                   129,210
      2,222 CBRL Group Inc                                                80,170
      2,372 Cheesecake Factory Inc*                                      102,945
      7,291 Darden Restaurants Inc                                       170,026
      2,866 Krispy Kreme Doughnuts Inc*                                   36,284
     58,335 McDonald's Corp                                            1,635,130
      3,420 Outback Steakhouse Inc                                       142,033
      2,992 Ruby Tuesday Inc                                              83,387
     18,464 Starbucks Corp*                                              839,373
      5,251 Wendy's International Inc                                    176,434
     13,447 Yum! Brands Inc                                              546,755
                                                                      $4,081,773

RETAIL --- 6.62%
      3,157 99 Cents Only Stores*                                         44,924
      4,368 Abercrombie & Fitch Co                                       137,592
      2,600 Aeropostale Inc*                                              68,120
     17,072 Albertson's Inc                                              408,533
      3,350 American Eagle Outfitters Inc*                               123,448
      3,250 AnnTaylor Stores Corp*                                        76,050
     12,326 AutoNation Inc*                                              210,528
      3,916 AutoZone Inc*                                                302,511
      3,185 BJ's Wholesale Club Inc*                                      87,078
      3,287 Barnes & Noble Inc*                                          121,619
     13,916 Bed Bath & Beyond Inc*                                       516,423
     15,124 Best Buy Co Inc                                              820,326
      5,322 Big Lots Inc*                                                 65,088
      4,050 Boise Cascade Corp                                           134,784
      3,525 Borders Group Inc                                             87,420
     18,536 CVS Corp                                                     780,922
      4,162 Chicos FAS Inc*                                              142,340
      9,130 Circuit City Stores Inc - CarMax Group                       140,054
      4,550 Claire's Stores Inc                                          113,932
     21,442 Costco Wholesale Corp                                        891,130
      3,873 Dillard's Inc                                                 76,453
     15,189 Dollar General Corp                                          306,058
      5,295 Dollar Tree Stores Inc*                                      142,700
      7,742 Family Dollar Stores Inc                                     209,808
      8,310 Federated Department Stores Inc                              377,523
      7,200 Foot Locker Inc*                                             170,640
     41,872 Gap Inc                                                      783,006
    101,984 Home Depot Inc                                             3,997,773
     13,345 JC Penney Co Inc                                             470,812
     15,873 Kohl's Corp*                                                 764,920
     34,266 Kroger Co*                                                   531,808
     21,870 Limited Inc                                                  487,482
     36,201 Lowe's Cos Inc                                             1,967,524
     13,488 May Department Stores Co                                     345,697
      3,136 Michaels Stores Inc                                          185,683
      2,350 Neiman Marcus Group Inc                                      135,125
      6,490 Nordstrom Inc                                                248,178
      2,600 O'Reilly Automotive Inc*                                      99,554
     14,476 Office Depot Inc*                                            217,574
      3,400 Pacific Sunwear of California Inc*                            71,570
      3,100 Payless ShoeSource Inc*                                       31,403
      6,716 Petsmart Inc                                                 190,667
      4,009 Pier 1 Imports Inc                                            72,483
      7,368 RadioShack Corp                                              211,020
      6,774 Ross Stores Inc                                              158,783
      2,150 Ruddick Corp                                                  42,226
      6,290 SUPERVALU Inc                                                173,290
     20,666 Safeway Inc*                                                 399,060
      6,518 Saks Inc                                                      78,542
      9,796 Sears Roebuck & Co                                           390,371
      6,564 Sherwin-Williams Co                                          288,553
     23,103 Staples Inc                                                  688,931
     22,670 TJX Cos Inc                                                  499,647
     41,958 Target Corp                                                1,898,600
      6,747 Tiffany & Co                                                 207,403
      9,847 Toys R Us Inc*                                               174,686
      3,700 Urban Outfitters Inc*                                        127,280
    197,036 Wal-Mart Stores Inc                                       10,482,315
     47,534 Walgreen Co                                                1,703,143
      2,952 Whole Foods Market Inc                                       253,252
      5,391 Williams-Sonoma Inc*                                         202,432
      6,576 Winn-Dixie Stores Inc                                         20,320
                                                                     $35,157,117

SHOES --- 0.22%
     12,209 NIKE Inc Class B                                             962,069
      2,700 Reebok International Ltd                                      99,144
      1,695 Timberland Co Class A*                                        96,276
                                                                      $1,157,489

SPECIALIZED SERVICES --- 1.23%
      3,800 Alliance Data Systems Corp*                                  154,128
      8,974 Apollo Group Inc*                                            658,422
      5,596 BISYS Group Inc*                                              81,758
      2,600 Brink's Co                                                    78,442
      2,400 CSG Systems International Inc*                                36,984
      4,774 CarMax Inc*                                                  102,880
      4,772 Career Education Corp*                                       135,668
      2,390 Catalina Marketing Corp                                       55,161
     48,928 Cendant Corp                                               1,056,845
      6,885 Ceridian Corp*                                               126,753
      2,895 Certegy Inc                                                  107,723
      4,023 CheckFree Corp*                                              111,316
      4,127 ChoicePoint Inc*                                             176,017
      7,983 Cintas Corp                                                  335,605
      4,109 Copart Inc*                                                   77,783
      4,132 Corinthian Colleges Inc*                                      55,699
      3,872 DST Systems Inc*                                             172,188
      3,190 DeVry Inc*                                                    66,065
      2,371 Deluxe Corp                                                   97,258
      3,250 Dun & Bradstreet Corp*                                       190,775
      3,396 Education Management Corp*                                    90,469
      6,258 Equifax Inc                                                  164,961
      7,684 H&R Block Inc                                                379,743
      3,983 Harte-Hanks Inc                                               99,615
      2,100 ITT Educational Services Inc*                                 75,705
     19,579 Interpublic Group of Cos Inc*                                207,342
      1,650 Kelly Services Inc Class A                                    44,072
      1,700 Korn/Ferry International*                                     30,991
      2,100 Laureate Education Inc*                                       78,162
      4,170 Manpower Inc                                                 185,523
      5,486 Monster Worldwide Inc*                                       135,175
      8,705 Omnicom Group Inc                                            635,987
      2,100 Regis Corp                                                    84,462
      3,600 Rent-A-Center Inc*                                            93,096
      7,954 Robert Half International Inc                                204,975
      2,100 Rollins Inc                                                   51,009
      2,855 Sotheby's Holdings Inc Class A*                               44,881
      3,600 United Rentals Inc*                                           57,204
                                                                      $6,540,842

TELEPHONE & TELECOMMUNICATIONS --- 3.42%
     14,298 ALLTEL Corp                                                  785,103
     36,841 AT&T Corp                                                    527,563
    126,691 AT&T Wireless Services Inc*                                1,872,493
     84,940 BellSouth Corp                                             2,303,573
      6,273 CenturyTel Inc                                               214,788
     11,300 Cincinnati Bell Inc*                                          39,437
     15,348 Citizens Communications Co                                   205,510
     51,654 Nextel Communications Inc*                                 1,231,431
     84,210 Qwest Communications International Inc*                      280,419
    153,802 SBC Communications Inc                                     3,991,162
     67,362 Sprint Corp                                                1,355,997
      2,715 Telephone & Data Systems Inc                                 228,522
      5,200 UTStarcom Inc*                                                83,772
    128,535 Verizon Communications                                     5,061,708
                                                                     $18,181,478

TEXTILES --- 0.19%
      8,764 Coach Inc*                                                   371,769
      5,798 Jones Apparel Group Inc                                      207,568
      5,013 Liz Claiborne Inc                                            189,090
      5,132 VF Corp                                                      253,777
                                                                      $1,022,204

TOBACCO --- 1.00%
     95,314 Altria Group Inc                                           4,483,571
      6,932 Reynolds American Inc                                        471,653
      7,717 UST Inc                                                      310,686
      1,200 Universal Corp                                                53,568
                                                                      $5,319,478

TRANSPORTATION --- 0.05%
      2,000 Alexander & Baldwin Inc                                       67,880
      2,250 GATX Corp                                                     59,985
      3,684 Swift Transportation Co Inc*                                  61,965
      3,582 Werner Enterprises Inc                                        69,168
                                                                        $258,998

UTILITIES --- 1.07%
     29,977 AES Corp*                                                    299,470
      2,971 AGL Resources Inc                                             91,418
     20,575 Calpine Corp*                                                 59,668
      8,164 Constellation Energy Group                                   325,254
     43,483 Duke Energy Corp                                             995,326
     17,600 Dynegy Inc Class A*                                           87,824
     29,730 El Paso Corp                                                 273,219
      6,745 Energy East Corp                                             169,839
      2,866 Equitable Resources Inc                                      155,652
      7,401 KeySpan Corp                                                 290,119
      5,724 Kinder Morgan Inc                                            359,582
      5,432 MDU Resources Group Inc                                      143,025
      2,050 NICOR Inc                                                     75,235
      3,833 National Fuel Gas Co                                         108,589
     12,139 NiSource Inc                                                 255,040
      4,711 ONEOK Inc                                                    122,580
      1,750 Peoples Energy Corp                                           72,940
     10,995 Public Service Enterprise Group Inc                          468,387
      3,935 Questar Corp                                                 180,302
      5,226 Scana Corp                                                   195,139
     10,749 Sempra Energy                                                389,006
     10,850 UtiliCorp United Inc*                                         33,852
      3,466 Vectren Corp                                                  87,274
      2,209 WGL Holdings Inc                                              62,426
      3,950 Westar Energy Inc                                             79,790
     24,163 Williams Cos Inc                                             292,372
                                                                      $5,673,328

WATER --- 0.02%
      4,266 Aqua America Inc                                              94,321
                                                                         $94,321

WHOLE LOAN --- 0.40%
     22,557 GSR Mortgage Loan Trust                                    2,103,215
                                                                      $2,103,215

TOTAL COMMON STOCK --- 99.50%                                       $528,440,767
(Cost $445,663,648)

SHORT-TERM INVESTMENTS

  2,180,000 Federal Home Loan Bank                                     2,180,000
               1.521%, October 1, 2004
    475,000 United States of America (1)                                 473,938
               1.364%, November 26, 2004

TOTAL SHORT-TERM INVESTMENTS --- 0.50%                                $2,653,938
(Cost $2,653,938)

TOTAL MAXIM STOCK INDEX PORTFOLIO --- 100%                          $531,094,705
(Cost $448,317,586)

Legend
* Non-income Producing Security
(1) Collateral for Futures
@ Security has no market value at September 30, 2004.
CVO - Contingent Value Obligation
REIT - Real Estate Investment Trust

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Equity securities are valued at the last sale price as of the close of business of the exchange or valuation time. The Maxim Stock Index Portfolio utilizes the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

At September 30, 2004, the U.S. Federal income tax cost basis was $458,442,379. The Maxim Stock Index Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $132,932,536 and gross depreciation of securities in which there was an excess of tax cost over value of $60,280,210, resulting in net appreciation of $72,652,326.

As of September 30, 2004, the Maxim Stock Index Portfolio had 9 open S&P 500 and 1 open S&P MidCap 400 long futures contracts. The contracts expire in December 2004 and the Portfolio has recorded unrealized depreciation of $10,758 and appreciation of $3,575, respectively, for a total unrealized depreciation of $7,183.


Maxim Series Fund, Inc.

Maxim T. Rowe Price Equity/Income Portfolio
Schedule of Investments
September 30, 2004
UNAUDITED
BONDS

COMMUNICATIONS - EQUIPMENT --- 0.23%
  1,490,000 Lucent Technologies Inc                                    1,612,925
            Convertible Bonds
            8.000% August 1, 2031
                                                                      $1,612,925

TOTAL BONDS --- 0.23%                                                 $1,612,925
(Cost $1,140,920)

COMMON STOCK

AEROSPACE & DEFENSE --- 4.64%
    314,100 Honeywell International Inc                               11,263,626
    122,900 Lockheed Martin Corp                                       6,855,362
    184,100 Raytheon Co                                                6,992,118
    175,900 Rockwell Collins                                           6,532,926
                                                                     $31,644,032

AUTOMOBILES --- 0.28%
    136,000 Ford Motor Co                                              1,910,800
                                                                      $1,910,800

BANKS --- 4.28%
    258,776 Bank of America Corp                                      11,212,764
     68,800 Mercantile Bankshares Corp                                 3,299,648
     90,400 National City Corp                                         3,491,248
     92,000 SunTrust Banks Inc                                         6,477,720
     56,300 Wells Fargo & Co                                           3,357,169
     38,200 Wilmington Trust Corp                                      1,383,222
                                                                     $29,221,771

BIOTECHNOLOGY --- 0.66%
    192,100 MedImmune Inc*                                             4,552,770
                                                                      $4,552,770

BROADCAST/MEDIA --- 1.31%
    315,262 Comcast Corp*                                              8,902,999
                                                                      $8,902,999

BUILDING MATERIALS --- 0.32%
     43,100 Vulcan Materials Co                                        2,195,945
                                                                      $2,195,945

CHEMICALS --- 3.19%
    151,600 Dow Chemical Co                                            6,849,288
    129,800 EI du Pont de Nemours & Co                                 5,555,440
    127,200 Great Lakes Chemical Corp                                  3,256,320
    194,000 Hercules Inc*                                              2,762,560
     86,100 International Flavors & Fragrances Inc                     3,289,020
                                                                     $21,712,628

COMMUNICATIONS - EQUIPMENT --- 1.11%
    417,500 Lucent Technologies Inc*                                   1,323,475
    346,500 Motorola Inc                                               6,250,860
                                                                      $7,574,335

COMPUTER HARDWARE & SYSTEMS --- 0.83%
    299,806 Hewlett-Packard Co                                         5,621,363
                                                                      $5,621,363

COMPUTER SOFTWARE & SERVICES --- 1.04%
    255,600 Microsoft Corp                                             7,067,340
                                                                      $7,067,340

CONGLOMERATES --- 2.14%
    433,600 General Electric Co                                       14,560,288
                                                                     $14,560,288

DISTRIBUTORS --- 1.20%
    147,150 Genuine Parts Co                                           5,647,617
     43,400 WW Grainger Inc                                            2,502,010
                                                                      $8,149,627

ELECTRIC COMPANIES --- 1.65%
    101,710 FirstEnergy Corp                                           4,178,247
     86,600 TECO Energy Inc                                            1,171,698
     95,900 TXU Corp                                                   4,595,957
          0 TXU Corp                                                           0
     76,800 Xcel Energy Inc                                            1,330,176
                                                                     $11,276,078

ELECTRONIC INSTRUMENT & EQUIP --- 2.08%
    119,611 Cooper Industries Inc                                      7,057,174
     45,000 Emerson Electric Co                                        2,785,050
    111,300 Rockwell Automation Inc                                    4,307,537
                                                                     $14,149,761

ELECTRONICS - SEMICONDUCTOR --- 0.93%
     64,200 Intel Corp                                                 1,287,852
    238,800 Texas Instruments Inc                                      5,081,664
                                                                      $6,369,516

FINANCIAL SERVICES --- 5.00%
     94,633 Citigroup Inc                                              4,175,208
     69,400 Fannie Mae (nonvtg)                                        4,399,960
     65,200 Federated Investors Inc Class B                            1,854,288
    383,405 JPMorgan Chase & Co                                       15,232,681
     86,900 Janus Capital Group Inc                                    1,182,709
    173,100 Mellon Financial Corp                                      4,793,139
     60,400 Northern Trust Corp                                        2,464,320
                                                                     $34,102,305

FOOD & BEVERAGES --- 3.46%
    215,100 Campbell Soup Co                                           5,654,979
    180,500 Coca-Cola Co                                               7,229,025
     81,000 ConAgra Foods Inc                                          2,082,510
    104,800 General Mills Inc                                          4,705,520
     68,000 Unilever NV                                                3,912,002
                                                                     $23,584,036

FOREIGN BANKS --- 0.26%
    129,100 Bank of Ireland                                            1,739,713
                                                                      $1,739,713

GOLD, METALS & MINING --- 0.88%
     86,500 Alcoa Inc                                                  2,905,535
     33,900 Nucor Corp                                                 3,097,443
                                                                      $6,002,978

HEALTH CARE RELATED --- 0.76%
     74,200 CIGNA Corp                                                 5,168,297
                                                                      $5,168,297

HOTELS/MOTELS --- 1.23%
    215,100 Hilton Hotels Corp                                         4,052,484
     92,552 Starwood Hotels & Resorts Worldwide Inc                   4,296,264
                                                                      $8,348,748

HOUSEHOLD GOODS --- 3.77%
     62,700 Clorox Co                                                  3,341,910
     96,200 Colgate-Palmolive Co                                       4,346,316
     77,700 Fortune Brands Inc                                         5,756,793
     95,200 Kimberly-Clark Corp                                        6,148,968
    303,100 Newell Rubbermaid Inc                                      6,074,124
                                                                     $25,668,111

INSURANCE RELATED --- 5.83%
     69,300 Chubb Corp                                                 4,870,404
    118,327 Lincoln National Corp                                      5,561,369
    216,500 Marsh & McLennan Cos Inc                                   9,907,040
    144,500 SAFECO Corp                                                6,596,425
    170,595 St Paul Cos Inc                                            5,639,871
    282,400 UnumProvident Corp                                         4,430,856
     36,700 XL Capital Ltd Class A                                     2,715,433
                                                                     $39,721,398

INVESTMENT BANK/BROKERAGE FIRM --- 1.72%
    574,500 Charles Schwab Corp                                        5,279,655
    130,400 Morgan Stanley                                             6,428,720
                                                                     $11,708,375

LEISURE & ENTERTAINMENT --- 4.60%
     25,400 Hasbro Inc                                                   478,004
    380,300 Mattel Inc                                                 6,894,839
    476,800 Time Warner Inc*                                           7,695,552
    281,800 Viacom Inc Class B                                         9,457,208
    302,400 Walt Disney Co                                             6,819,120
                                                                     $31,344,723

MANUFACTURING --- 0.70%
    194,700 Pall Corp                                                  4,766,256
                                                                      $4,766,256

MEDICAL PRODUCTS --- 0.92%
    195,000 Baxter International Inc                                   6,271,200
                                                                      $6,271,200

OIL & GAS --- 10.42%
    117,000 Amerada Hess Corp                                         10,413,000
     86,600 Anadarko Petroleum Corp                                    5,746,776
    129,622 BP Amoco PLC sponsored ADR                                 7,457,154
     42,500 Baker Hughes Inc                                           1,858,100
    259,644 ChevronTexaco Corp                                        13,927,304
    275,696 Exxon Mobil Corp                                          13,325,359
    194,900 Royal Dutch Petroleum Co NY Shrs                          10,056,840
     60,500 Schlumberger Ltd                                           4,072,255
     95,700 Unocal Corp                                                4,115,100
                                                                     $70,971,888

PAPER & FOREST PRODUCTS --- 1.75%
    190,783 International Paper Co                                     7,709,541
    132,800 MeadWestvaco Corp                                          4,236,320
                                                                     $11,945,861

PERSONAL LOANS --- 0.98%
    130,100 American Express Co                                        6,694,946
                                                                      $6,694,946

PHARMACEUTICALS --- 6.70%
     97,300 Abbott Laboratories                                        4,121,628
    389,700 Bristol-Myers Squibb Co                                    9,224,199
    162,300 Johnson & Johnson                                          9,142,359
    298,800 Merck & Co Inc                                             9,860,400
    270,600 Schering-Plough Corp                                       5,157,636
    218,600 Wyeth                                                      8,175,640
                                                                     $45,681,862

PHOTOGRAPHY/IMAGING --- 1.08%
    228,300 Eastman Kodak Co                                           7,355,826
                                                                      $7,355,826

POLLUTION CONTROL --- 0.79%
    197,430 Waste Management Inc                                       5,397,736
                                                                      $5,397,736

PRINTING & PUBLISHING --- 2.92%
    181,300 Dow Jones & Co Inc                                         7,362,593
     64,600 Knight-Ridder Inc                                          4,228,070
    211,600 New York Times Co Class A                                  8,273,560
                                                                     $19,864,223

RAILROADS --- 2.14%
    191,800 Norfolk Southern Corp                                      5,704,132
    151,650 Union Pacific Corp                                         8,886,690
                                                                     $14,590,822

REAL ESTATE --- 0.51%
     64,596 Simon Property Group Inc REIT                              3,464,283
                                                                      $3,464,283

RESTAURANTS --- 0.89%
    216,900 McDonald's Corp                                            6,079,707
                                                                      $6,079,707

RETAIL --- 1.65%
    173,000 Home Depot Inc                                             6,781,600
    118,200 May Department Stores Co                                   3,029,466
     81,400 Toys R Us Inc*                                             1,444,036
                                                                     $11,255,102

SPECIALIZED SERVICES --- 0.39%
     44,800 Dun & Bradstreet Corp*                                     2,629,760
                                                                      $2,629,760

TELEPHONE & TELECOMMUNICATIONS --- 6.53%
    118,300 ALLTEL Corp                                                6,495,853
    265,650 AT&T Corp                                                  3,804,108
    284,300 Nokia OYJ sponsored ADR                                    3,900,596
  1,387,600 Qwest Communications International Inc*                   4,620,708
    271,513 SBC Communications Inc                                     7,045,762
    378,900 Sprint Corp                                                7,627,257
    245,486 Verizon Communications                                     9,667,239
     54,900 Vodafone Group PLC sponsored ADR                           1,323,639
                                                                     $44,485,162

TOBACCO --- 1.19%
     75,750 Altria Group Inc                                           3,563,280
    112,400 UST Inc                                                    4,525,224
                                                                      $8,088,504

UTILITIES --- 2.67%
    126,700 Constellation Energy Group                                 5,047,728
    302,900 Duke Energy Corp                                           6,933,381
     60,900 El Paso Corp                                                 563,563
    269,800 NiSource Inc                                               5,668,496
                                                                     $18,213,168

TOTAL COMMON STOCK --- 95.40%                                       $650,054,243
(Cost $559,202,987)

PREFERRED STOCK

AUTOMOBILES --- 0.10%
     12,500 Ford Motor Co Capital Trust II                               657,813
                                                                        $657,813

INSURANCE RELATED --- 0.28%
     69,000 UnumProvident Corp #                                       1,880,250
                                                                      $1,880,250

TOTAL PREFERRED STOCK --- 0.37%                                       $2,538,063
(Cost $2,350,000)

SHORT-TERM INVESTMENTS

27,165,000 Federal Home Loan Bank                                    27,165,000
               1.521%, October 1, 2004

TOTAL SHORT-TERM INVESTMENTS --- 3.99%                               $27,165,000
(Cost $27,165,000)

TOTAL MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO --- 100%          $681,370,231
(Cost $589,858,907)

Legend
* Non-income Producing Security
# Securities are registered pursuant to Rule 144 and may be deemed to be restricted for resale. Aggregate cost, fair value and percent of net assets of these restricted securities held at September 30, 2004 were $1,725,000, $1,880,250 and 0.28%, respectively. ADR - American Depository Receipt REIT - Real Estate Investment Trust

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Equity securities are valued at the last sale price as of the close of business of the exchange or valuation time. The Maxim T. Rowe Price Equity/Income Portfolio utilizes the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.


At September 30, 2004, the U.S. Federal income tax cost basis was $592,319,080. The Maxim T. Rowe Price Equity/Income Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $108,047,459 and gross depreciation of securities in which there was an excess of tax cost over value of $18,996,308, resulting in net appreciation of $89,051,151.

Maxim Series Fund, Inc.

Maxim T. Rowe Price MidCap Growth Portfolio
Schedule of Investments
September 30, 2004
UNAUDITED

COMMON STOCK

AEROSPACE & DEFENSE --- 2.37%
     50,000 Alliant Techsystems Inc*                                   3,025,000
      1,000 Empresa Brasileira de Aeronautica SA sponsored ADR            26,400
        700 Mercury Computer Systems Inc*                                 18,844
    103,800 Rockwell Collins                                           3,855,132
                                                                      $6,925,376

AGRICULTURE --- 0.00%
        700 Delta & Pine Land Co                                          18,725
                                                                         $18,725

AIR FREIGHT --- 1.08%
     38,700 CH Robinson Worldwide Inc                                  1,795,293
     26,700 Expeditors International of Washington Inc                 1,380,390
                                                                      $3,175,683

AIRLINES --- 1.09%
     62,000 JetBlue Airways Corp*                                      1,297,040
      1,300 SkyWest Inc                                                   19,565
    136,900 Southwest Airlines Co                                      1,863,498
                                                                      $3,180,103

AUTO PARTS & EQUIPMENT --- 0.63%
     52,500 Gentex Corp                                                1,844,325
                                                                      $1,844,325

AUTOMOBILES --- 0.01%
        900 Thor Industries Inc                                           23,823
        700 Winnebago Industries Inc                                      24,248
                                                                         $48,071

BANKS --- 0.23%
        900 Boston Private Financial Holdings Inc                         22,464
        200 City National Corp                                            12,990
        800 East West Bancorp Inc                                         26,872
        400 First Horizon National Corp                                   17,344
        700 North Fork Bancorp Inc                                        31,115
     14,700 Silicon Valley Bancshares*                                   546,399
      1,000 Synovus Financial Corp                                        26,150
        400 UCBH Holdings Inc                                             15,628
                                                                        $698,962

BIOTECHNOLOGY --- 4.37%
        400 Biogen Idec Inc*                                              24,468
     41,600 Cephalon Inc*                                              1,992,640
        400 Charles River Laboratories International Inc*                 18,320
        600 Chiron Corp*                                                  26,520
      1,700 Diversa Corp*                                                 14,195
        500 Genzyme Corp*                                                 27,205
     85,000 Gilead Sciences Inc*                                       3,177,300
     55,700 Human Genome Sciences Inc*                                   607,687
     23,500 Invitrogen Corp*                                           1,292,265
    169,700 MedImmune Inc*                                             4,021,890
      1,400 Millennium Pharmaceuticals Inc*                               19,194
      1,100 Nektar Therapeutics*                                          15,928
     44,100 Protein Design Labs Inc*                                     863,478
      1,700 Qiagen NV*                                                    19,465
        600 Techne Corp*                                                  22,908
     56,000 Vertex Pharmaceuticals Inc*                                  588,000
      2,500 deCODE Genetics Inc*                                          18,825
                                                                     $12,750,288

BROADCAST/MEDIA --- 3.40%
     56,000 Cablevision Systems Corp*                                  1,135,680
    188,100 Citadel Broadcasting Co*                                   2,411,442
     69,400 Cox Radio Inc*                                             1,035,448
        600 Cumulus Media Inc Class A*                                     8,634
        800 EW Scripps Co Class A                                         38,224
     49,700 Entercom Communications Corp*                              1,623,202
      1,300 Radio One Inc*                                                18,499
      2,800 Regent Communications Inc*                                    15,848
      8,300 Research in Motion Ltd*                                      633,622
     79,000 Rogers Communications Inc Class B                          1,596,590
      1,000 Salem Communications Corp Class A*                           25,320
      1,800 Spanish Broadcasting System Inc*                              17,712
      1,800 Univision Communications Inc Class A*                         56,898
        600 Westwood One Inc*                                             11,862
     41,000 XM Satellite Radio Holdings Inc*                           1,271,820
                                                                      $9,900,801

BUILDING MATERIALS --- 0.77%
     57,000 American Standard Cos Inc*                                 2,217,870
        400 Trex Co Inc*                                                  17,712
                                                                      $2,235,582

CHEMICALS --- 1.65%
     34,800 Amylin Pharmaceuticals Inc*                                  714,096
        900 Ecolab Inc                                                    28,296
        400 Engelhard Corp                                                11,340
     62,000 Potash Corp of Saskatchewan Inc                            3,978,540
        700 Praxair Inc                                                   29,918
        400 Sigma-Aldrich Corp                                            23,200
        500 Symyx Technologies Inc*                                       11,775
        400 Valspar Corp                                                  18,672
                                                                      $4,815,837

COMMUNICATIONS - EQUIPMENT --- 2.14%
     51,000 Comverse Technology Inc*                                     960,330
      3,600 Corning Inc*                                                  39,888
     68,000 Harris Corp                                                3,735,920
     15,900 JDS Uniphase Corp*                                            53,583
        400 Plantronics Inc                                               17,296
     48,100 QLogic Corp*                                               1,424,241
                                                                      $6,231,258

COMPUTER HARDWARE & SYSTEMS --- 1.14%
      2,100 Cognizant Technology Solutions Corp*                          64,071
     21,100 Cognos Inc*                                                  749,472
     40,400 Diebold Inc                                                1,886,680
      7,000 Lexmark International Group Inc Class A*                     588,070
      1,000 Network Appliance Inc*                                        23,000
                                                                      $3,311,293

COMPUTER SOFTWARE & SERVICES --- 8.24%
     30,700 Adobe Systems Inc                                          1,518,729
        500 Affiliated Computer Services Inc Class A*                     27,835
      1,300 BMC Software Inc*                                             20,553
     29,000 CACI International Inc Class A*                            1,530,620
     68,000 CNET Networks Inc*                                           622,200
    121,600 Cadence Design Systems Inc*                                1,585,664
      1,000 Check Point Software Technologies Ltd*                        16,970
     30,300 Citrix Systems Inc*                                          530,856
        700 Electronic Arts Inc*                                          32,193
        900 F5 Networks Inc*                                              27,414
        600 FactSet Research Systems Inc                                  28,920
        500 Fair Isaac Co                                                 14,589
        900 FileNET Corp*                                                 15,714
     50,200 Fiserv Inc*                                                1,749,972
     25,000 IAC/InterActiveCorp*                                         550,500
      1,300 Internet Security Systems Inc*                                22,100
     30,000 Intuit Inc*                                                1,362,000
     62,300 Jack Henry & Associates Inc                                1,169,371
     61,100 Juniper Networks Inc*                                      1,441,960
        400 Kronos Inc*                                                   17,716
      2,900 MatrixOne Inc*                                                14,674
    159,200 McAfee Inc*                                                3,199,920
     38,800 Mercury Interactive Corp*                                  1,353,344
     57,100 NAVTEQ*                                                    2,035,044
        800 Paychex Inc                                                   24,120
     64,300 Red Hat Inc*                                                 787,032
      1,300 SINA Corp*                                                    33,137
        500 Sabre Holdings Corp                                           12,265
      1,700 Siebel Systems Inc*                                           12,818
     46,900 SunGard Data Systems Inc*                                  1,114,813
        600 Symantec Corp*                                                32,928
        800 Synopsys Inc*                                                 12,664
     40,500 VERITAS Software Corp*                                       720,900
    119,400 VeriSign Inc*                                              2,373,672
        600 Websense Inc*                                                 25,002
                                                                     $24,038,209

CONTAINERS --- 0.01%
        400 Sealed Air Corp*                                              18,540
                                                                         $18,540

DISTRIBUTORS --- 0.01%
        400 Estee Lauder Cos                                              16,720
                                                                         $16,720

ELECTRONIC INSTRUMENT & EQUIP --- 4.51%
      1,100 Alliance Gaming Corp*                                         16,566
     35,900 CDW Corp                                                   2,083,277
     65,000 Flextronics International Ltd*                               861,250
     31,300 Flir Systems Inc*                                          1,831,050
     44,000 Garmin Ltd                                                 1,903,000
     74,700 Jabil Circuit Inc*                                         1,718,100
        300 Littelfuse Inc*                                               10,359
      1,000 Molex Inc                                                     26,310
        600 National Instruments Corp                                     18,162
     54,400 Roper Industries Inc                                       3,125,824
        500 Silicon Laboratories Inc*                                     16,545
      1,100 Symbol Technologies Inc                                       13,904
     34,800 Waters Corp*                                               1,534,680
                                                                     $13,159,027

ELECTRONICS - SEMICONDUCTOR --- 4.28%
     71,100 AMIS Holdings Inc*                                           961,272
        700 ASML Holding NV*                                               9,009
     15,000 Agere Systems Inc*                                            15,300
      3,700 Altera Corp*                                                  72,409
      1,400 Analog Devices Inc                                            54,292
      2,100 Broadcom Corp Class A*                                        57,309
        600 Cymer Inc*                                                    17,196
     60,400 Integrated Circuit Systems Inc*                            1,298,600
    117,400 Intersil Holding Corp                                      1,870,182
        600 KLA-Tencor Corp*                                              24,888
      1,100 Lam Research Corp*                                            24,068
      2,100 Linear Technology Corp                                        76,104
        800 Marvell Technology Group Ltd*                                 20,904
      1,100 Maxim Integrated Products Inc                                 46,519
     81,600 Microchip Technology Inc                                   2,190,144
      1,000 Microsemi Corp*                                               14,100
      2,300 National Semiconductor Corp*                                  35,627
     69,800 Novellus Systems Inc*                                      1,855,982
     78,000 PMC-Sierra Inc*                                              687,180
        900 Power Integrations Inc*                                       18,387
     62,300 Semtech Corp*                                              1,194,291
     71,700 Xilinx Inc                                                 1,935,900
                                                                     $12,479,663

FINANCIAL SERVICES --- 6.41%
     78,000 CapitalSource Inc*                                         1,742,520
     51,300 Eaton Vance Corp                                           2,072,007
     37,800 Federated Investors Inc Class B                            1,075,032
      1,700 Franklin Resources Inc                                        94,792
     27,000 Investors Financial Services Corp                          1,218,510
     83,300 Iron Mountain Inc*                                         2,819,705
      1,100 Janus Capital Group Inc                                       14,971
     32,100 Legg Mason Inc                                             1,709,967
        300 MGIC Investment Corp                                          19,965
      2,400 Mellon Financial Corp                                         66,456
    106,200 MoneyGram International Inc                                1,813,896
        800 Moody's Corp                                                  58,600
      2,100 Northern Trust Corp                                           85,680
     53,000 Principal Financial Group                                  1,906,410
     33,400 Radian Group Inc                                           1,544,082
        600 SEI Investments Co                                            20,208
      1,100 WPP Group PLC                                                 51,369
    107,800 Waddell & Reed Financial Class A                           2,371,600
                                                                     $18,685,770

FOOD & BEVERAGES --- 0.77%
     74,500 Cott Corp*                                                 2,148,580
        600 Hershey Foods Corp                                            28,026
        400 McCormick & Co Inc (nonvtg)                                   13,736
        600 Tootsie Roll Industries Inc                                   17,532
        400 Wm Wrigley Jr Co                                              25,324
                                                                      $2,233,198

GOLD, METALS & MINING --- 1.63%
     50,000 Newmont Mining Corp                                        2,276,500
     27,000 Nucor Corp                                                 2,466,990
                                                                      $4,743,490

HEALTH CARE RELATED --- 6.20%
     55,000 Alkermes Inc*                                                634,700
     41,000 AmericsourceBergen Corp                                    2,202,110
        500 Anthem Inc*                                                   43,625
      1,200 Caremark Rx Inc*                                              38,484
     39,600 Community Health Systems Inc*                              1,056,528
     26,100 Coventry Health Care Inc*                                  1,392,957
     25,050 DaVita Inc*                                                  780,308
        600 Express Scripts Inc Class A*                                  39,204
    116,800 Health Management Associates Inc Class A                   2,386,224
        600 Henry Schein Inc*                                             37,386
      1,100 IMS Health Inc                                                26,312
     52,000 Kinetic Concepts Inc*                                      2,732,600
        800 Lincare Holdings Inc*                                         23,768
     98,600 Manor Care Inc                                             2,954,056
        400 Martek Biosciences Corp*                                      19,456
      1,300 Medco Health Solutions Inc*                                   40,170
    123,500 Omnicare Inc                                               3,502,460
        400 Patterson Cos Inc*                                            30,624
        400 Quest Diagnostics Inc                                         35,288
        800 Renal Care Group Inc*                                         25,784
      1,500 WellChoice Inc*                                               55,995
        200 Wellpoint Health Networks Inc*                                21,018
                                                                     $18,079,057

HOMEBUILDING --- 0.06%
        500 Centex Corp                                                   25,230
        200 KB Home                                                       16,898
      1,200 Lennar Corp                                                   57,120
        500 Pulte Corp                                                    30,685
      1,000 Toll Corp*                                                    46,330
                                                                        $176,263

HOTELS/MOTELS --- 0.97%
     98,000 Fairmont Hotels & Resorts Inc                              2,677,360
      1,400 Hilton Hotels Corp                                            26,376
      1,500 Marriott International Inc Class A                            77,940
        700 Wynn Resorts Ltd*                                             36,183
                                                                      $2,817,859

HOUSEHOLD GOODS --- 0.01%
        300 Clorox Co                                                     15,990
                                                                         $15,990

INSURANCE RELATED --- 2.12%
        400 Ambac Financial Group Inc                                     31,980
        500 Arch Capital Group Ltd*                                       19,470
        500 Arthur J Gallagher & Co                                       16,565
     50,000 Assurant Inc                                               1,300,000
     40,000 Axis Capital Holdings Ltd                                  1,040,000
        500 Brown & Brown Inc                                             22,850
        400 MBIA Inc                                                      23,284
        100 Markel Corp*                                                  30,840
     40,000 Protective Life Corp                                       1,572,400
        400 RenaissanceRe Holdings Ltd                                    20,632
        300 Triad Guaranty Inc*                                           16,644
     55,500 Willis Group Holdings Ltd                                  2,075,700
                                                                      $6,170,365

INVESTMENT BANK/BROKERAGE FIRM --- 0.71%
        600 AG Edwards Inc                                                20,772
    164,500 Ameritrade Holding Corp*                                   1,975,645
      1,400 Amvescap PLC*                                                 15,358
      2,900 Charles Schwab Corp                                           26,651
      1,900 LaBranche & Co Inc*                                           16,055
        800 Raymond James Financial Inc                                   19,296
                                                                      $2,073,777

LEISURE & ENTERTAINMENT --- 1.35%
     79,300 Brunswick Corp                                             3,628,768
        200 Harley-Davidson Inc                                           11,888
      1,800 International Game Technology                                 64,710
      1,100 Mattel Inc                                                    19,943
        700 Multimedia Games Inc*                                         10,850
        400 Polaris Industries Inc                                        22,328
        800 Royal Caribbean Cruises Ltd                                   34,880
      1,100 Shuffle Master Inc*                                           41,206
      1,500 Station Casinos Inc                                           73,560
        600 WMS Industries Inc*                                           15,414
                                                                      $3,923,547

MACHINERY --- 0.80%
        200 CUNO Inc*                                                     11,550
      1,100 Emulex Corp*                                                  12,672
        500 IDEX Corp                                                     16,980
        700 Kaydon Corp                                                   20,139
     40,000 Oshkosh Truck Corp                                         2,282,400
                                                                      $2,343,741

MANUFACTURING --- 1.77%
     48,200 Danaher Corp                                               2,471,696
        300 Dover Corp                                                    11,661
     33,200 ITT Industries Inc                                         2,655,668
        200 Mettler-Toledo International Inc*                              9,444
        800 Pall Corp                                                     19,584
                                                                      $5,168,053

MEDICAL PRODUCTS --- 1.91%
        900 Applera Corp Applied Biosystems Group                         16,983
        700 ArthroCare Corp*                                              20,503
        300 Bausch & Lomb Inc                                             19,935
        400 Beckman Coulter Inc                                           22,448
        400 Becton Dickinson & Co                                         20,680
        900 Biomet Inc                                                    42,192
        600 CR Bard Inc                                                   33,978
        400 Cooper Cos Inc                                                27,420
        600 Dentsply International Inc                                    31,164
     49,300 Edwards Lifesciences Corp*                                 1,651,550
     11,500 Gen-Probe Inc*                                               458,505
        400 Integra LifeSciences Holdings*                                12,844
        700 Kyphon Inc*                                                   17,346
     69,000 Laboratory Corp of America Holdings*                       3,016,680
        300 Millipore Corp*                                               14,355
        400 ResMed Inc*                                                   19,044
        300 Respironics Inc*                                              16,032
        500 Smith & Nephew PLC sponsored ADR*                             23,175
        300 St Jude Medical Inc*                                          22,581
        600 Sybron Dental Specialties Inc*                                17,814
      1,200 Varian Medical Systems Inc*                                   41,484
        500 Wright Medical Group Inc*                                     12,560
        300 Zimmer Holdings Inc*                                          23,712
                                                                      $5,582,985

MISCELLANEOUS --- 0.01%
        600 Jarden Corp*                                                  21,894
                                                                         $21,894

OFFICE EQUIPMENT & SUPPLIES --- 0.02%
        300 Avery Dennison Corp                                           19,734
        600 HNI Corp                                                      23,748
        450 Zebra Technologies Corp Class A*                              27,455
                                                                         $70,937

OIL & GAS --- 9.18%
        700 Apache Corp                                                   35,077
     87,300 BJ Services Co*                                            4,575,393
      1,600 Baker Hughes Inc                                              69,952
     39,700 Cooper Cameron Corp*                                       2,177,148
        400 Devon Energy Corp                                             28,404
     84,800 Diamond Offshore Drilling Inc                              2,797,552
     39,000 EOG Resources                                              2,568,150
     69,000 FMC Technologies Inc*                                      2,304,600
     44,300 Murphy Oil Corp                                            3,843,911
     63,200 Smith International Inc*                                   3,838,136
        500 Weatherford International Ltd*                                25,510
     62,000 Western Gas Resources Inc                                  1,772,580
     84,200 XTO Energy Inc                                             2,734,816
                                                                     $26,771,229

PHARMACEUTICALS --- 5.00%
     55,300 Abgenix Inc*                                                 545,258
        400 Allergan Inc                                                  29,020
     57,900 Andrx Group*                                               1,294,644
        500 AtheroGenics Inc*                                             16,475
     62,000 Barr Laboratories Inc*                                     2,568,660
     20,700 Celgene Corp*                                              1,205,361
     22,000 Eyetech Pharmaceuticals Inc*                                 747,780
    136,100 IVAX Corp*                                                 2,606,315
     16,000 ImcClone Systems Inc*                                        845,600
        600 Medicines Co*                                                 14,484
        400 Medicis Pharmaceutical Corp Class A                           15,616
     28,600 Neurocrine Biosciences Inc*                                1,348,776
        600 Onyx Pharmaceuticals Inc*                                     25,806
     14,300 Sepracor Inc*                                                697,554
     30,000 Taro Pharmaceutical Industries Ltd*                          701,400
     79,000 Valeant Pharmaceuticals International                      1,905,480
                                                                     $14,568,229

POLLUTION CONTROL --- 0.00%
        200 Stericycle Inc*                                                9,180
                                                                          $9,180

PRINTING & PUBLISHING --- 0.52%
        500 Dow Jones & Co Inc                                            20,305
        200 McGraw-Hill Cos Inc                                           15,938
      1,000 Meredith Corp                                                 51,360
        900 New York Times Co Class A                                     35,190
     42,000 Scholastic Corp*                                           1,297,380
        100 Washington Post Co Class B                                    92,000
                                                                      $1,512,173

REAL ESTATE --- 0.01%
        500 Jones Lang LaSalle Inc*                                       16,505
                                                                         $16,505

RESTAURANTS --- 1.03%
     42,500 Cheesecake Factory Inc*                                    1,844,500
        400 Outback Steakhouse Inc                                        16,612
     23,000 PF Changs China Bistro Inc*                                1,115,270
        700 Ruby Tuesday Inc                                              19,509
        400 Starbucks Corp*                                               18,184
                                                                      $3,014,075

RETAIL --- 6.44%
      1,100 99 Cents Only Stores*                                         15,653
        300 AutoZone Inc*                                                 23,175
        900 Bed Bath & Beyond Inc*                                        33,399
     45,000 Best Buy Co Inc                                            2,440,800
        800 Big Lots Inc*                                                  9,784
        400 CVS Corp                                                      16,852
      3,000 Dollar General Corp                                           60,450
     67,000 Dollar Tree Stores Inc*                                    1,805,650
     90,100 Family Dollar Stores Inc                                   2,441,710
      1,100 Freds Inc                                                     19,756
     11,000 MSC Industrial Direct Co Inc Class A                         374,880
        700 Men's Wearhouse Inc*                                          20,335
     39,300 O'Reilly Automotive Inc*                                   1,504,797
     91,100 Petsmart Inc                                               2,586,329
     76,500 Ross Stores Inc                                            1,793,160
     14,000 Shoppers Drug Mart Corp*                                     378,334
     26,000 Shoppers Drug Mart Corp*                                     702,619
      1,000 Staples Inc                                                   29,820
      2,600 TJX Cos Inc                                                   57,304
      1,200 Tiffany & Co                                                  36,888
     27,000 Whole Foods Market Inc                                     2,316,330
     55,900 Williams-Sonoma Inc*                                       2,099,045
                                                                     $18,767,070

SPECIALIZED SERVICES --- 10.01%
        600 ARAMARK Corp                                                  14,484
     15,992 Apollo Group Inc*                                          1,173,333
     75,000 BearingPoint Inc*                                            670,500
        700 Career Education Corp*                                        19,901
     49,000 Catalina Marketing Corp                                    1,130,920
     47,000 Ceridian Corp*                                               865,270
     89,200 Certegy Inc                                                3,319,132
     50,000 CheckFree Corp*                                            1,383,500
    103,900 ChoicePoint Inc*                                           4,431,335
      1,100 Cintas Corp                                                   46,244
        600 Corporate Executive Board Co                                  36,744
     71,600 DST Systems Inc*                                           3,184,052
        600 DeVry Inc*                                                    12,426
        400 Dun & Bradstreet Corp*                                        23,480
     58,200 Education Management Corp*                                 1,550,448
      1,000 Equifax Inc                                                   26,360
     11,900 Getty Images Inc*                                            658,070
     37,300 Global Payments Inc                                        1,997,415
        200 H&R Block Inc                                                  9,884
        500 Harte-Hanks Inc                                               12,505
     65,700 Hewitt Associates Inc*                                     1,738,422
        700 ITT Educational Services Inc*                                 25,235
        400 Lamar Advertising Co*                                         16,644
     67,800 Manpower Inc                                               3,016,422
     65,700 Monster Worldwide Inc*                                     1,618,848
        200 Omnicom Group Inc                                             14,612
     55,200 Robert Half International Inc                              1,422,504
        200 UTI Worldwide Inc                                             11,762
        500 Universal Technical Institute Inc*                            15,090
     31,000 Viad Corp                                                    735,630
        800 Watson Wyatt & Co Holdings                                    21,040
                                                                     $29,202,212

TELEPHONE & TELECOMMUNICATIONS --- 2.76%
      1,600 American Tower Corp*                                          24,560
    143,900 Crown Castle International Corp*                           2,141,232
     44,000 Nextel Communications Inc*                                 1,048,960
    114,100 Nextel Partners Inc*                                       1,891,778
        700 Rogers Wireless Communications Inc*                           21,987
    113,600 Western Wireless Corp*                                     2,920,743
                                                                      $8,049,260

TEXTILES --- 0.01%
        400 Coach Inc*                                                    16,968
                                                                         $16,968

TRANSPORTATION --- 0.01%
        600 Landstar System Inc*                                          35,207
                                                                         $35,207

TOTAL COMMON STOCK --- 95.64%                                       $278,917,497
(Cost $224,784,834)

SHORT-TERM INVESTMENTS

12,706,000 Federal Home Loan Bank                                    12,706,000
               1.521%, October 1, 2004

TOTAL SHORT-TERM INVESTMENTS --- 4.36%                               $12,706,000
(Cost $12,706,000)

TOTAL MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO --- 100%          $291,623,497
(Cost $237,490,834)

Legend
* Non-income Producing Security
ADR - American Depository Receipt

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Equity securities are valued at the last sale price as of the close of business of the exchange or valuation time. The Maxim T. Rowe Price MidCap Growth Portfolio utilizes the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

At September 30, 2004, the U.S. Federal income tax cost basis was $244,598,045. The Maxim T. Rowe Price MidCap Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $57,387,071 and gross depreciation of securities in which there was an excess of tax cost over value of $10,361,619, resulting in net appreciation of $47,025,452.


Maxim Series Fund, Inc.

Maxim Templeton(R) International Equity Portfolio
Schedule of Investments
September 30, 2004
UNAUDITED

BONDS

INSURANCE RELATED --- 0.27%
    483,450 AXA                                                          677,722
        EUR Convertible
            2.500% January 1, 2014
                                                                        $677,722

TOTAL BONDS --- 0.27%                                                   $677,722
(Cost $546,878)

COMMON STOCK

AEROSPACE & DEFENSE --- 2.56%
    722,040 BAE Systems PLC                                            2,939,777
     44,330 Empresa Brasileira de Aeronautica SA sponsored ADR         1,170,312
    507,460 Rolls-Royce Group PLC                                      2,327,825
                                                                      $6,437,914

AIRLINES --- 0.27%
    178,584 British Airways PLC*                                         669,742
                                                                        $669,742

AUTO PARTS & EQUIPMENT --- 1.05%
     51,630 Compagnie Generale des Etablissements Michelin Class B     2,623,973
                                                                      $2,623,973

AUTOMOBILES --- 0.63%
     40,900 Volkswagen AG                                              1,574,224
                                                                      $1,574,224

BROADCAST/MEDIA --- 1.75%
    276,200 British Sky Broadcasting Group PLC                         2,395,281
    185,770 Pearson PLC                                                1,986,706
                                                                      $4,381,987

CHEMICALS --- 3.57%
     66,520 Akzo Nobel NV                                              2,348,825
     37,130 BASF AG                                                    2,188,179
     75,900 Bayer AG                                                   2,075,777
     52,440 Lonza Group AG*                                            2,370,656
                                                                      $8,983,437

COMPUTER SOFTWARE & SERVICES --- 1.24%
    114,930 Check Point Software Technologies Ltd*                     1,950,362
     51,000 Satyam Computer Services Ltd                               1,179,120
                                                                      $3,129,482

ELECTRIC COMPANIES --- 2.22%
    185,730 Iberdrola SA                                               3,852,300
    165,310 Korea Electric Power Corp sponsored ADR                   1,744,021
                                                                      $5,596,321

ELECTRONIC INSTRUMENT & EQUIP --- 6.76%
     51,310 Celestica Inc*                                               650,725
    509,000 Hitachi Ltd                                                3,075,752
    112,552 Koninklijke Philips Electronics NV                         2,577,720
     27,380 Samsung Electronics #                                      5,428,085
     85,600 Sony Corp                                                  2,920,256
    643,000 Toshiba Corp                                               2,362,791
                                                                     $17,015,329

ENGINEERING & CONSTRUCTION --- 0.84%
    285,606 Hanson PLC                                                 2,112,495
                                                                      $2,112,495

FINANCIAL SERVICES --- 1.53%
    472,560 Nordea AB                                                  3,856,763
                                                                      $3,856,763

FOOD & BEVERAGES --- 3.23%
    388,032 Cadbury Schweppes PLC                                      2,982,439
     12,200 Nestle SA                                                  2,794,266
    289,460 Unilever PLC                                               2,355,756
                                                                      $8,132,461

FOREIGN BANKS --- 8.13%
    266,500 Abbey National PLC*                                        2,702,984
     28,390 Banco Popular Espanol SA                                   1,577,549
    293,220 DBS Bank Ltd                                               2,786,600
    142,461 HSBC Holdings PLC                                          2,265,331
    167,210 Istituto Bancario San Paolo di Tornio                      1,887,764
     47,320 Kookmin Bank*                                              1,506,669
    232,020 Lloyds TSB Group PLC                                       1,811,660
    146,147 National Australia Bank Ltd                                2,856,145
     43,590 UBS AG                                                     3,068,440
                                                                     $20,463,142

GOLD, METALS & MINING --- 2.22%
    155,310 Companhia Vale do Rio Doce ADR                             2,989,718
    637,440 WMC Ltd                                                    2,594,921
                                                                      $5,584,639

HEALTH CARE RELATED --- 2.03%
    234,470 Alliance Unichem PLC*                                      2,827,861
    284,310 Mayne Nickless Ltd                                           815,782
     25,510 Merck KGAA                                                 1,458,705
                                                                      $5,102,348

HEAVY TRUCKS & PARTS --- 1.08%
     76,990 Volvo AB Class B                                           2,717,842
                                                                      $2,717,842

HOMEBUILDING --- 0.86%
    121,070 Norske Skogindustrier ASA Rights                           2,171,760
                                                                      $2,171,760

HOTELS/MOTELS --- 0.79%
     50,820 Accor SA (rights)                                          1,980,657
                                                                      $1,980,657

INSURANCE RELATED --- 7.91%
     73,450 ACE Ltd                                                    2,942,407
    591,837 AMP Ltd                                                    2,670,783
     66,809 AXA                                                        1,351,692
    122,960 ING Groep NV                                               3,103,196
     10,774 Muenchener Rueckver AG (registered)                        1,037,854
    227,520 Old Mutual PLC                                               470,377
    146,367 Riunione Adriatica di Sicurta SpA                          2,812,257
     46,900 Swiss Re                                                   2,698,619
     33,740 XL Capital Ltd Class A                                     2,496,423
     37,000 Yasuda Fire & Marine Insurance                               313,551
                                                                     $19,897,159

INVESTMENT BANK/BROKERAGE FIRM --- 0.00%
    932,000 Peregrine Investments Holdings Ltd @*                              0
                                                                              $0

MACHINERY --- 0.43%
    170,000 Komatsu Ltd                                                1,092,047
                                                                      $1,092,047

MANUFACTURING --- 4.06%
     61,600 Atlas Copco AB Class A                                     2,369,166
    398,547 Billiton PLC                                               4,193,724
    252,986 Vestas Wind Systems A/S*                                   3,662,884
                                                                     $10,225,774

MEDICAL PRODUCTS --- 0.95%
    253,590 Shire Pharmaceuticals Group PLC*                           2,398,815
                                                                      $2,398,815

MISCELLANEOUS --- 2.98%
    342,500 Brambles Industries PLC                                    1,586,613
    506,510 Hutchison Whampoa Ltd                                      1,983,853
     53,218 Veba AG                                                    3,926,147
                                                                      $7,496,613

OFFICE EQUIPMENT & SUPPLIES --- 0.52%
     30,500 Seiko Epson Corp                                           1,300,640
                                                                      $1,300,640

OIL & GAS --- 8.44%
    457,700 BP Amoco PLC                                               4,373,060
    187,260 Eni SpA                                                    4,195,688
     51,850 IHC Caland NV                                              2,684,096
    160,600 Repsol YPF SA                                              3,526,545
    463,490 Shell Transport & Trading Co PLC                           3,403,059
     15,032 Total Fina Elf                                             3,061,838
                                                                     $21,244,286

PAPER & FOREST PRODUCTS --- 2.62%
  1,830,600 Carter Holt Harvey Ltd                                     2,783,725
    282,440 Stora Enso OYJ Class R                                     3,816,600
                                                                      $6,600,325

PHARMACEUTICALS --- 3.48%
    142,570 Glaxosmithkline PLC                                        3,080,371
     53,210 Sanofi-Aventis                                             3,859,470
     40,300 Takeda Pharmaceutical Co Ltd*                              1,828,245
                                                                      $8,768,086

POLLUTION CONTROL --- 0.89%
    819,850 Rentokil Initial PLC                                       2,236,466
                                                                      $2,236,466

PRINTING & PUBLISHING --- 1.12%
    219,300 Reed Elsevier NV                                           2,824,483
                                                                      $2,824,483

RAILROADS --- 0.94%
        458 East Japan Railway Co                                      2,368,643
                                                                      $2,368,643

REAL ESTATE --- 1.34%
    395,000 Cheung Kong Holdings Ltd                                   3,381,134
                                                                      $3,381,134

SPECIALIZED SERVICES --- 2.57%
    430,000 Compass Group PLC*                                         1,714,985
     50,300 ISS A/S                                                    2,665,440
    156,300 Securitas AB                                               2,082,511
                                                                      $6,462,936

TELEPHONE & TELECOMMUNICATIONS --- 10.46%
    116,340 BCE Inc                                                    2,505,049
    139,000 Chunghwa Telecom Co Ltd                                    2,447,790
    104,950 KT Corp sponsored ADR                                      1,896,447
        911 Nippon Telegraph & Telephone Corp                          3,628,626
    273,480 Portugal Telecom SGPS SA                                   3,012,803
    101,860 SK Telecom Co Ltd                                          1,981,177
     74,185 Telefonica SA                                              3,337,583
     72,300 Telefonos de Mexico SA sponsored ADR Class L               2,333,121
    350,810 Telenor A/S                                                2,670,878
  1,040,710 Vodafone AirTouch PLC                                      2,495,262
                                                                     $26,308,736

TOYS --- 1.52%
     31,300 Nintendo Co Ltd                                            3,828,190
                                                                      $3,828,190

TRANSPORTATION --- 1.23%
    159,130 Deutsche Post AG                                           3,089,105
                                                                      $3,089,105

WATER --- 0.74%
     86,740 Suez SA                                                    1,859,438
                                                                      $1,859,438

TOTAL COMMON STOCK --- 92.97%                                       $233,917,392
(Cost $199,043,547)

SHORT-TERM INVESTMENTS

    500,000 Fannie Mae                                                   500,000
               1.745%, October 1, 2004
  1,000,000 Fannie Mae                                                   999,664
               1.755%, October 8, 2004
 11,524,000 Federal Home Loan Bank                                    11,524,000
               1.521%, October 1, 2004
  4,000,000 Freddie Mac                                                3,999,235
               1.745%, October 5, 2004

TOTAL SHORT-TERM INVESTMENTS --- 6.77%                               $17,022,899
(Cost $17,022,899)

TOTAL MAXIM TEMPLETON(R) INTERNATIONAL EQUITY PORTFOLIO --- 100.0% $251,618,013 (Cost $216,613,324)

Legend
* Non-income Producing Security
# Securities are registered pursuant to Rule 144A and may be deemed to be restricted for resale. Aggregate cost, fair value and percent of net assets of these restricted securities held at September 30, 2004 were $3,427,809, $5,428,085 and 2.16%, respectively. @ Security has no market value at September 30, 2004.
ADR - American Depository Receipt

Summary of Investments by Country

Maxim Templeton(R) International Equity Portfolio
September 30, 2004

                                                               % of Portfolio
           Country                      Value ($)               Investments
-------------------------------   ---------------------   ----------------------
Australia                          $    8,937,631                  3.55%
Bermuda                                 5,438,830                  2.16%
Brazil                                  4,160,030                  1.65%
Canada                                  3,155,774                  1.25%
Denmark                                 6,328,324                  2.52%
Finland                                 3,816,600                  1.52%
France                                 15,414,790                  6.13%
Germany                                15,349,991                  6.10%
Hong Kong                               7,630,318                  3.03%
India                                   1,179,120                  0.47%
Israel                                  1,950,362                  0.78%
Italy                                   8,895,709                  3.54%
Japan                                  22,718,741                  9.03%
Korea                                  12,556,399                  4.99%
Mexico                                  2,333,121                  0.93%
Netherlands                            13,538,320                  5.38%
New Zealand                             2,783,725                  1.11%
Norway                                  4,842,638                  1.92%
Portugal                                3,012,803                  1.20%
Singapore                               2,786,600                  1.11%
Spain                                  12,293,977                  4.89%
Sweden                                 11,026,282                  4.38%
Switzerland                            10,931,981                  4.34%
Taiwan                                  2,447,790                  0.97%
United Kingdom                         51,065,258                 20.28%
United States                          17,022,899                  6.77%
                                  ---------------------   ----------------------
                                   $  251,618,013                100.00%
                                  =====================   ======================

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Equity securities are valued at the last sale price as of the close of business of the exchange or valuation time. The Maxim Templeton(R) International Equity Portfolio utilizes the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

The Maxim Templeton(R) International Equity Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

At September 30, 2004, the U.S. Federal income tax cost basis was $216,614,790. The Maxim Templeton(R) International Equity Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $45,579,254 and gross depreciation of securities in which there was an excess of tax cost over value of $10,576,031, resulting in net appreciation of $35,003,223.


Maxim Series Fund, Inc.

Maxim U.S. Government Mortgage Securities Portfolio
Schedule of Investments
September 30, 2004
UNAUDITED

BONDS

AGENCY --- 78.68%
  2,002,653 Fannie Mae                                                 2,038,951
            5.000% May 1, 2018
  4,662,178 Fannie Mae                                                 4,918,598
            6.500% January 1, 2032
    341,735 Fannie Mae                                                   377,447
            8.500% November 1, 2026
  1,950,616 Fannie Mae                                                 2,021,153
            6.000% April 1, 2033
    153,339 Fannie Mae                                                   174,762
            9.500% September 1, 2020
  1,427,992 Fannie Mae                                                 1,450,528
            5.500% February 1, 2034
  7,131,218 Fannie Mae                                                 7,260,471
            5.000% August 1, 2018
  2,202,939 Fannie Mae                                                 2,282,601
            6.000% August 1, 2033
  1,458,817 Fannie Mae                                                 1,539,052
            6.500% February 1, 2032
  1,852,164 Fannie Mae                                                 1,880,526
            5.500% April 1, 2033
    614,483 Fannie Mae                                                   655,385
            7.000% September 1, 2031
  4,131,012 Fannie Mae                                                 4,194,766
            5.500% September 1, 2033
     20,423 Fannie Mae                                                    23,057
            9.500% March 1, 2020
    101,010 Fannie Mae                                                   111,359
            8.500% August 1, 2024
    562,072 Fannie Mae                                                   590,852
            6.000% June 1, 2013
     20,756 Fannie Mae                                                    22,549
            7.500% November 1, 2024
    850,942 Fannie Mae                                                   894,513
            6.000% May 1, 2013
  1,809,750 Fannie Mae                                                 1,879,312
            6.000% September 1, 2032
    215,524 Fannie Mae                                                   232,568
            7.500% September 1, 2031
  1,026,055 Fannie Mae                                                 1,094,352
            7.000% January 1, 2032
  1,945,624 Fannie Mae                                                 2,015,670
            6.000% February 1, 2032
    917,544 Fannie Mae                                                   968,009
            6.500% April 1, 2032
  1,937,412 Fannie Mae                                                 1,924,647
            5.000% May 1, 2033
  3,485,987 Fannie Mae                                                 3,539,785
            5.500% July 1, 2033
     38,901 Fannie Mae                                                    42,322
            8.000% June 1, 2030
  2,000,000 Fannie Mae                                                 2,069,375
            6.000% April 1, 2033
  2,932,788 Fannie Mae                                                 2,905,293
            5.000% May 1, 2034
    263,623 Fannie Mae                                                   281,170
            7.000% April 1, 2032
  6,955,283 Fannie Mae                                                 7,222,626
            6.000% May 1, 2033
  2,241,423 Fannie Mae                                                 2,382,913
            6.500% February 1, 2017
  3,365,261 Fannie Mae                                                 3,426,257
            5.000% May 1, 2018
    151,812 Fannie Mae                                                   168,140
            8.500% April 1, 2025
     47,756 Fannie Mae                                                    53,809
            9.000% September 1, 2019
    190,267 Fannie Mae                                                   211,328
            8.500% August 1, 2021
     82,126 Fannie Mae                                                    90,171
            8.000% April 1, 2021
     53,961 Fannie Mae                                                    59,057
            8.000% September 1, 2026
  5,358,055 Fannie Mae                                                 5,315,379
            5.000% August 1, 2033
    932,365 Fannie Mae                                                   930,204
            4.500% March 1, 2019
    424,753 Fannie Mae                                                   448,075
            6.500% February 1, 2019
  1,638,885 Fannie Mae                                                 1,668,590
            5.000% May 1, 2018
  1,727,719 Fannie Mae                                                 1,759,034
            5.000% August 1, 2018
  2,560,657 Fannie Mae                                                 2,701,493
            6.500% December 1, 2031
  2,813,242 Fannie Mae                                                 2,917,859
            6.000% May 1, 2033
  6,318,023 Fannie Mae                                                 6,415,527
            5.500% July 1, 2033
    465,807 Fannie Mae                                                   493,779
            Pool #252567
            6.500% July 1, 2014
  2,890,359 Fannie Mae                                                 2,883,662
            4.500% May 1, 2019
  1,588,022 Fannie Mae                                                 1,675,367
            6.500% February 1, 2032
  2,454,453 Fannie Mae                                                 2,542,660
            5.500% April 1, 2018
  4,661,143 Fannie Mae                                                 4,734,702
            5.500% November 1, 2033
  1,726,564 Fannie Mae                                                 1,792,929
            6.000% September 1, 2033
    920,020 Fannie Mae                                                   978,096
            6.500% February 1, 2017
  4,209,607 Fannie Mae                                                 4,358,259
            5.500% April 1, 2018
  2,241,729 Fannie Mae                                                 2,357,318
            6.000% March 1, 2017
  1,447,223 Fannie Mae                                                 1,543,553
            7.000% December 1, 2031
  1,358,132 Fannie Mae                                                 1,378,079
            5.500% December 1, 2033
  2,362,157 Fannie Mae                                                 2,452,952
            6.000% May 1, 2033
    819,788 Fannie Mae                                                   851,299
            6.000% June 1, 2033
    876,777 Fannie Mae                                                   908,482
            6.000% January 1, 2033
    509,619 Fannie Mae                                                   543,541
            7.000% April 1, 2017
    713,924 Fannie Mae                                                   740,949
            6.000% February 1, 2029
  1,389,702 Fannie Mae                                                 1,410,113
            5.500% June 1, 2034
    948,327 Fannie Mae                                                 1,011,450
            7.000% February 1, 2031
  2,000,000 Federal Home Loan Bank **                                  1,997,724
            4.500% September 16, 2013
  1,000,000 Federal Home Loan Bank **                                  1,005,696
            4.500% November 15, 2012
  4,800,000 Federal Home Loan Bank **                                  4,716,662
            2.750% March 14, 2008
  5,000,000 Federal Home Loan Bank **                                  5,000,320
            3.750% August 18, 2009
  5,828,997 Freddie Mac                                                5,774,350
            5.000% January 1, 2034
  2,904,727 Freddie Mac                                                2,878,403
            5.000% January 1, 2034
  1,829,420 Freddie Mac                                                1,858,862
            5.500% November 1, 2033
    149,027 Freddie Mac                                                  167,927
            9.500% June 1, 2020
  4,174,584 Freddie Mac                                                4,240,885
            5.500% August 1, 2033
  1,705,003 Freddie Mac                                                1,766,277
            6.000% August 1, 2033
  1,969,750 Freddie Mac                                                1,951,284
            5.000% June 1, 2034
  1,978,980 Freddie Mac                                                1,960,427
            5.000% June 1, 2034
  1,993,747 Freddie Mac                                                2,025,834
            5.500% November 1, 2033
  1,870,859 Freddie Mac                                                1,900,571
            5.500% December 1, 2033
  1,533,759 Freddie Mac                                                1,618,116
            6.500% January 1, 2032
    157,399 Freddie Mac                                                  163,510
            6.500% December 1, 2007
    142,059 Freddie Mac                                                  159,775
            9.000% December 1, 2014
  3,041,852 Freddie Mac                                                3,149,825
            5.500% April 1, 2016
  2,332,875 Freddie Mac                                                2,369,326
            5.500% September 1, 2033
  3,723,341 Freddie Mac                                                3,782,476
            5.500% August 1, 2033
  1,817,741 Freddie Mac                                                1,846,610
            5.500% January 1, 2034
    606,975 Freddie Mac                                                  628,409
            5.500% March 1, 2017
  2,898,929 Freddie Mac                                                2,891,306
            4.500% April 1, 2019
    714,362 Freddie Mac                                                  771,511
            7.500% March 1, 2032
  1,980,455 Freddie Mac                                                1,978,612
            4.500% April 1, 2018
  3,100,785 Freddie Mac                                                3,150,031
            5.500% May 1, 2033
  1,156,686 Freddie Mac                                                1,232,955
            7.000% September 1, 2032
  3,209,044 Freddie Mac                                                3,260,009
            5.500% August 1, 2033
  1,627,768 Freddie Mac                                                1,654,219
            5.000% April 1, 2023
  2,883,634 Freddie Mac                                                2,985,462
            6.000% December 1, 2032
     32,548 Freddie Mac                                                   32,988
            10.500% October 1, 2005
    162,850 Freddie Mac                                                  178,472
            8.000% November 1, 2023
    192,996 Freddie Mac                                                  217,772
            9.500% April 1, 2025
     33,474 Freddie Mac                                                   34,571
            10.000% January 1, 2006
    275,184 Freddie Mac                                                  287,075
            6.000% February 1, 2009
    139,251 Freddie Mac                                                  158,286
            11.000% June 1, 2020
  1,650,287 Freddie Mac                                                1,648,750
            4.500% May 1, 2018
    128,721 Freddie Mac                                                  146,457
            11.000% August 1, 2020
  2,487,357 Freddie Mac                                                2,464,815
            5.000% July 1, 2034
  2,389,160 Freddie Mac                                                2,473,527
            5.500% April 1, 2019
  5,689,053 Freddie Mac                                                5,674,097
            4.500% March 1, 2019
     24,664 Freddie Mac                                                   27,553
            9.500% September 1, 2020
  1,375,520 Freddie Mac                                                1,366,381
            5.000% August 1, 2033
  1,099,329 Freddie Mac                                                1,155,670
            6.000% April 1, 2017
    717,453 Freddie Mac                                                  743,398
            6.000% August 1, 2029
     57,916 Ginnie Mae                                                    62,660
            7.500% January 15, 2024
     29,758 Ginnie Mae                                                    32,195
            7.500% January 15, 2024
      6,357 Ginnie Mae                                                     6,882
            7.500% July 15, 2023
      1,782 Ginnie Mae                                                     1,929
            7.500% June 15, 2023
      4,691 Ginnie Mae                                                     5,079
            7.500% August 15, 2023
     30,939 Ginnie Mae                                                    33,495
            7.500% August 15, 2023
    242,375 Ginnie Mae                                                   252,256
            6.000% May 15, 2028
    228,279 Ginnie Mae                                                   237,586
            6.000% May 15, 2028
      5,246 Ginnie Mae                                                     5,682
            7.500% October 15, 2021
      3,549 Ginnie Mae                                                     3,840
            7.500% February 15, 2024
      7,257 Ginnie Mae                                                     7,857
            7.500% August 15, 2023
    344,035 Ginnie Mae                                                   367,969
            7.500% October 15, 2013
    326,073 Ginnie Mae                                                   353,102
            7.500% December 15, 2024
    134,011 Ginnie Mae                                                   146,733
            8.000% May 15, 2017
     26,927 Ginnie Mae                                                    29,152
            7.500% May 15, 2023
      8,826 Ginnie Mae                                                     9,555
            7.500% May 15, 2023
    461,416 Ginnie Mae                                                   494,332
            7.000% January 15, 2024
     10,385 Ginnie Mae                                                    11,235
            7.500% January 15, 2024
     13,956 Ginnie Mae                                                    15,099
            7.500% January 15, 2024
     35,838 Ginnie Mae                                                    38,773
            7.500% May 15, 2024
      5,770 Ginnie Mae                                                     6,242
            7.500% January 15, 2024
     37,536 Ginnie Mae                                                    40,610
            7.500% June 15, 2024
    101,342 Ginnie Mae                                                   111,919
            8.500% July 15, 2024
     14,102 Ginnie Mae                                                    15,257
            7.500% June 15, 2024
     59,288 Ginnie Mae                                                    64,080
            7.500% March 15, 2025
     25,543 Ginnie Mae                                                    27,654
            7.500% May 15, 2023
     23,780 Ginnie Mae                                                    25,744
            7.500% May 15, 2023
     47,983 Ginnie Mae                                                    51,948
            7.500% February 15, 2023
    186,698 Ginnie Mae                                                   205,078
            8.000% June 15, 2025
    471,308 Ginnie Mae                                                   518,459
            8.000% March 15, 2025
    406,170 Ginnie Mae                                                   434,708
            7.000% November 15, 2026
      4,640 Ginnie Mae II                                                  5,091
            8.500% December 20, 2025
     11,733 Ginnie Mae II                                                 12,826
            8.000% August 20, 2025
     37,461 Ginnie Mae II                                                 41,017
            8.000% November 20, 2023
     11,613 Ginnie Mae II                                                 12,734
            8.500% June 20, 2026
  2,867,381 Ginnie Mae II                                              2,850,812
            5.000% February 20, 2034
      7,442 Ginnie Mae II                                                  8,161
            Pool #002220
            8.500% May 20, 2026
     15,194 Ginnie Mae II                                                 16,661
            8.500% January 20, 2026
     14,398 Ginnie Mae II                                                 15,789
            8.500% July 20, 2026
     50,600 Ginnie Mae II                                                 55,486
            8.500% December 20, 2026
                                                                    $207,949,598

AGENCY MORTGAGE BACKED --- 8.84%
    309,955 Fannie Mae                                                   315,060
            Series 1993-15 Class H
            7.000% December 25, 2007
  2,000,000 Freddie Mac                                                2,022,839
            Series 2102 Class VB
            6.000% August 15, 2013
  1,500,000 US Department of Veterans Affairs                          1,523,730
            Series 2003-2 Class B
            5.000% February 15, 2019
  9,000,000 US Department of Veterans Affairs                          9,204,961
            Series 2003-2 Class D
            5.000% November 15, 2023
    106,218 US Department of Veterans Affairs                            107,280
            Series 1997-3 Class 2D
            7.500% January 15, 2025
  4,193,689 US Department of Veterans Affairs                          4,209,907
            Series 1997-2 Class K
            7.500% February 15, 2010
  1,000,000 US Department of Veterans Affairs                          1,027,109
            Series 1993-3 Class 2K
            6.250% November 15, 2012
    703,270 US Department of Veterans Affairs                            713,023
            Series 1998-1 Class 2D
            7.000% July 15, 2025
    719,966 US Department of Veterans Affairs                            751,465
            Series 2002-1 Class 1A
            6.000% October 15, 2031
  2,500,000 US Department of Veterans Affairs                          2,598,438
            Series 2003-1 Class E
            5.750% April 15, 2027
    874,006 US Department of Veterans Affairs                            886,570
            Series 2001-1 Class 2E
            7.000% January 15, 2028
                                                                     $23,360,382

FOREIGN GOVERNMENTS --- 1.83%
  5,000,000 Government of Italy                                        4,838,140
            Senior Notes
            2.500% July 15, 2008
                                                                      $4,838,140

U.S. GOVERNMENTS --- 6.05%
  5,000,000 United States of America                                   5,000,975
            3.375% September 15, 2009
  1,000,000 United States of America                                   1,040,078
            5.250% November 15, 2028
  3,000,000 United States of America                                   3,036,327
            3.625% July 15, 2009
  2,200,000 United States of America                                   2,290,321
            5.250% February 15, 2029
  1,500,000 United States of America                                   1,522,442
            4.250% August 15, 2013
  2,000,000 United States of America                                   2,099,376
            4.750% May 15, 2014
  1,000,000 United States of America                                   1,007,070
            3.375% November 15, 2008
                                                                     $15,996,589

WHOLE LOAN --- 1.87%
  4,820,462 ABN AMRO Mortgage Corp                                     4,933,864
            Series 2003-13 Class A2
            5.500% February 25, 2018
                                                                      $4,933,864

TOTAL BONDS --- 97.27%                                              $257,078,573
(Cost $255,333,125)

SHORT-TERM INVESTMENTS

AGENCY --- 2.7%
  2,000,000 Federal Home Loan Bank                                     1,998,779
               1.715%, October 14, 2004
  2,126,000 Federal Home Loan Bank                                     2,126,000
               1.521%, October 1, 2004
  3,100,000 Freddie Mac                                                3,097,333
               1.746%, October 19, 2004

TOTAL SHORT-TERM INVESTMENTS --- 2.73%                                $7,222,112
(Cost $7,222,112)

TOTAL MAXIM U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO --- 100% $264,300,685 (Cost $262,555,237)

Legend
** Security is an agency note with maturity date and interest rate indicated.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

Investments in securities of governmental agencies may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

At September 30, 2004, the U.S. Federal income tax cost basis was $262,450,878. The Maxim U.S. Government Mortgage Securities Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $3,170,848 and gross depreciation of securities in which there was an excess of tax cost over value of $1,321,041, resulting in net appreciation of $1,849,807.


Maxim Series Fund, Inc.

Maxim U.S. Government Securities Portfolio

BONDS

AGENCY --- 75.07%
  1,584,715 Fannie Mae                                                 1,613,438
            5.000% August 1, 2018
     64,589 Fannie Mae                                                    72,448
            8.950% December 1, 2016
  1,359,229 Fannie Mae                                                 1,429,315
            6.000% November 1, 2017
  1,329,890 Fannie Mae                                                 1,353,994
            5.000% May 1, 2018
  2,648,687 Fannie Mae                                                 2,794,365
            6.500% January 1, 2032
    913,570 Fannie Mae                                                   904,435
            5.000% September 1, 2033
    333,725 Fannie Mae                                                   354,792
            6.500% February 1, 2017
  1,260,719 Fannie Mae                                                 1,278,978
            5.500% April 1, 2034
    601,891 Fannie Mae                                                   634,995
            6.500% January 1, 2032
    292,611 Fannie Mae                                                   312,088
            7.000% September 1, 2031
    679,037 Fannie Mae                                                   690,920
            5.000% June 1, 2018
     58,363 Fannie Mae                                                    61,695
            8.500% July 1, 2022
    204,413 Fannie Mae                                                   226,398
            8.500% April 1, 2025
    288,525 Fannie Mae                                                   299,447
            6.000% April 1, 2028
    537,092 Fannie Mae                                                   556,311
            5.500% January 1, 2018
    856,074 Fannie Mae                                                   886,895
            6.000% February 1, 2032
     38,901 Fannie Mae                                                    42,322
            8.000% June 1, 2030
  3,910,384 Fannie Mae                                                 3,873,724
            5.000% May 1, 2034
    556,173 Fannie Mae                                                   593,193
            7.000% December 1, 2031
  1,090,105 Fannie Mae                                                 1,129,281
            5.500% April 1, 2018
    605,677 Fannie Mae                                                   628,201
            6.000% October 1, 2032
    665,732 Fannie Mae                                                   690,489
            6.000% March 1, 2033
    819,788 Fannie Mae                                                   851,299
            6.000% June 1, 2033
     95,845 Fannie Mae                                                   109,235
            9.500% September 1, 2020
    830,253 Fannie Mae                                                   875,917
            6.500% December 1, 2031
    893,380 Fannie Mae                                                   906,501
            5.500% June 1, 2034
  2,000,000 Fannie Mae **                                              2,232,816
            6.250% May 15, 2029
  1,100,000 Federal Home Loan Bank **                                  1,098,748
            4.500% September 16, 2013
    887,760 Freddie Mac                                                  865,843
            4.000% June 1, 2018
     17,945 Freddie Mac                                                   18,847
            6.000% May 1, 2009
     13,571 Freddie Mac                                                   14,253
            6.000% April 1, 2009
    805,511 Freddie Mac                                                  833,956
            6.000% December 1, 2032
  1,283,618 Freddie Mac                                                1,304,004
            5.500% August 1, 2033
  1,559,401 Freddie Mac                                                1,557,949
            4.500% March 1, 2018
    239,151 Freddie Mac                                                  247,799
            6.000% August 1, 2029
    493,986 Freddie Mac                                                  501,937
            5.500% July 1, 2034
    917,013 Freddie Mac                                                  910,921
            5.000% August 1, 2033
    393,112 Freddie Mac                                                  407,328
            6.000% February 1, 2029
    925,584 Freddie Mac                                                  940,480
            5.500% October 1, 2033
  1,389,988 Freddie Mac                                                1,466,437
            6.500% March 1, 2032
    385,562 Freddie Mac                                                  410,985
            7.000% September 1, 2032
     63,214 Freddie Mac                                                   66,393
            6.000% May 1, 2009
     45,584 Freddie Mac                                                   47,876
            6.000% July 1, 2009
    179,802 Freddie Mac                                                  188,929
            6.000% September 1, 2009
     10,486 Freddie Mac                                                   11,018
            6.000% October 1, 2008
     54,036 Freddie Mac                                                   56,753
            6.000% April 1, 2009
    914,710 Freddie Mac                                                  929,431
            5.500% November 1, 2033
     60,762 Freddie Mac                                                   66,513
            10.250% October 1, 2010
        572 Freddie Mac                                                      586
            10.000% July 1, 2005
      1,871 Freddie Mac                                                    1,918
            10.000% July 1, 2005
     14,082 Freddie Mac                                                   14,797
            6.000% January 1, 2009
    825,143 Freddie Mac                                                  824,375
            4.500% May 1, 2018
  1,075,757 Freddie Mac                                                1,148,034
            7.000% June 1, 2031
    804,227 Freddie Mac                                                  848,459
            6.500% January 1, 2032
  1,013,387 Freddie Mac                                                1,072,707
            6.500% February 1, 2017
  1,608,359 Freddie Mac                                                1,633,903
            5.500% June 1, 2033
  1,484,235 Freddie Mac                                                1,470,320
            5.000% June 1, 2034
    804,476 Freddie Mac                                                  848,722
            6.500% February 1, 2032
  1,459,084 Freddie Mac                                                1,486,226
            5.000% December 1, 2017
  1,550,393 Freddie Mac                                                1,575,015
            5.500% May 1, 2033
     60,218 Freddie Mac                                                   63,798
            6.500% September 1, 2012
    201,448 Freddie Mac                                                  229,205
            11.000% July 1, 2020
    116,428 Freddie Mac                                                  122,283
            6.000% March 1, 2009
    125,059 Freddie Mac                                                  137,056
            8.000% November 1, 2023
     42,013 Freddie Mac                                                   47,406
            9.500% April 1, 2025
    115,148 Freddie Mac                                                  126,013
            8.000% November 1, 2025
    818,465 Freddie Mac                                                  862,458
            6.500% April 1, 2032
      2,955 Freddie Mac                                                    3,103
            6.000% April 1, 2009
     26,188 Freddie Mac                                                   27,505
            6.000% April 1, 2009
    606,975 Freddie Mac                                                  628,409
            5.500% March 1, 2017
    852,984 Freddie Mac                                                  883,638
            6.000% April 1, 2033
    933,150 Freddie Mac                                                  947,730
            5.500% September 1, 2033
    205,606 Ginnie Mae                                                   219,359
            7.000% September 15, 2031
    469,519 Ginnie Mae                                                   478,398
            5.500% January 15, 2034
     91,969 Ginnie Mae                                                    98,168
            7.000% January 15, 2029
    464,027 Ginnie Mae                                                   473,049
            5.500% July 15, 2033
  1,268,263 Ginnie Mae                                                 1,294,455
            5.500% July 15, 2033
    244,555 Ginnie Mae                                                   264,827
            7.500% December 15, 2024
    202,800 Ginnie Mae                                                   216,908
            7.500% October 15, 2013
    137,455 Ginnie Mae                                                   146,792
            7.000% March 15, 2028
     75,396 Ginnie Mae                                                    84,844
            9.000% July 15, 2018
     28,773 Ginnie Mae                                                    31,076
            7.500% April 15, 2026
    453,981 Ginnie Mae                                                   485,673
            7.000% February 15, 2026
     67,211 Ginnie Mae II                                                 72,155
            7.500% December 20, 2028
    100,793 Ginnie Mae II                                                108,208
            7.500% October 20, 2028
     75,330 Ginnie Mae II                                                 82,603
            8.500% December 20, 2026
     59,417 Ginnie Mae II                                                 64,951
            8.000% August 20, 2025
     14,314 Ginnie Mae II                                                 16,134
            9.500% May 20, 2022
                                                                     $56,491,158

AGENCY MORTGAGE BACKED --- 7.81%
  1,000,000 Freddie Mac                                                1,011,420
            Series 2102 Class VB
            6.000% August 15, 2013
  2,000,000 US Department of Veterans Affairs                          2,045,547
            Series 2003-2 Class D
            5.000% November 15, 2023
    719,966 US Department of Veterans Affairs                            751,465
            Series 2002-1 Class 1A
            6.000% October 15, 2031
  1,000,000 US Department of Veterans Affairs                          1,027,109
            Series 1993-3 Class 2K
            6.250% November 15, 2012
  1,000,000 US Department of Veterans Affairs                          1,042,891
            Series 2003-1 Class G
            5.750% March 15, 2030
                                                                      $5,878,432

FOREIGN GOVERNMENTS --- 2.31%
  1,800,000 Government of Italy                                        1,741,730
            Senior Notes
            2.500% July 15, 2008
                                                                      $1,741,730

SUPRANATIONALS --- 2.85%
  2,000,000 European Investment Bank                                   2,146,744
            Notes
            5.375% September 16, 2008
                                                                      $2,146,744

U.S. GOVERNMENTS --- 8.15%
  2,000,000 United States of America                                   2,020,938
            4.250% August 15, 2014
  2,000,000 United States of America                                   2,099,376
            4.750% May 15, 2014
  1,000,000 United States of America                                   1,041,055
            5.250% February 15, 2029
  1,000,000 United States of America                                     973,438
            2.625% March 15, 2009
                                                                      $6,134,807

TOTAL BONDS --- 96.19%                                               $72,392,871
(Cost $71,195,386)

SHORT-TERM INVESTMENTS

  2,868,000 Federal Home Loan Bank                                     2,868,000
               1.521%, October 1, 2004

TOTAL SHORT-TERM INVESTMENTS --- 3.81%                                $2,868,000
(Cost $2,868,000)

TOTAL MAXIM U.S. GOVERNMENT SECURITIES PORTFOLIO --- 100%            $75,260,871
(Cost $74,063,386)

Legend
** Security is an agency note with maturity date and interest rate indicated.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

Investments in securities of governmental agencies may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

At September 30, 2004, the U.S. Federal income tax cost basis was $73,986,399. The Maxim U.S. Government Securities Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $1,537,627 and gross depreciation of securities in which there was an excess of tax cost over value of $263,155, resulting in net appreciation of $1,274,472.


Maxim Series Fund, Inc.

Maxim Value Index Portfolio
Schedule of Investments
September 30, 2004
UNAUDITED

COMMON STOCK

AEROSPACE & DEFENSE --- 2.15%
      1,129 General Dynamics Corp                                        115,271
        665 Goodrich Corp                                                 20,854
      4,792 Honeywell International Inc                                  171,841
      2,497 Lockheed Martin Corp                                         139,283
      2,026 Northrop Grumman Corp                                        108,047
      2,530 Raytheon Co                                                   96,089
                                                                        $651,385

AGRICULTURE --- 0.38%
      3,557 Archer-Daniels-Midland Co                                     60,398
      1,453 Monsanto Co                                                   52,918
                                                                        $113,316

AIR FREIGHT --- 0.53%
      1,664 FedEx Corp                                                   142,588
        362 Ryder System Inc                                              17,028
                                                                        $159,616

AIRLINES --- 0.20%
      4,396 Southwest Airlines Co                                         59,874
                                                                         $59,874

AUTO PARTS & EQUIPMENT --- 0.32%
        343 Cooper Tire & Rubber Co                                        6,918
        781 Dana Corp                                                     13,816
        895 Goodyear Tire & Rubber Co*                                     9,612
      1,058 Johnson Controls Inc                                          60,105
        677 Visteon Corp                                                   5,409
                                                                         $95,860

AUTOMOBILES --- 0.92%
     10,145 Ford Motor Co                                                142,537
      3,172 General Motors Corp                                          134,747
                                                                        $277,284

BANKS --- 11.32%
      1,924 AmSouth Bancorp                                               46,946
      3,098 BB&T Corp                                                    122,960
     22,694 Bank of America Corp                                         983,331
      1,008 Comerica Inc                                                  59,825
      3,200 Fifth Third Bancorp                                          157,504
        741 First Horizon National Corp                                   32,130
      1,289 Huntington Bancshares Inc                                     32,109
      2,267 KeyCorp                                                       71,637
        700 M&T Bank Corp                                                 66,990
      1,221 Marshall & Ilsley Corp                                        49,206
      3,656 National City Corp                                           141,195
      1,610 PNC Financial Services Group                                  87,101
      2,546 Regions Financial Corp                                        84,171
      1,869 SouthTrust Corp                                               77,863
      1,960 SunTrust Banks Inc                                           138,004
      1,700 Synovus Financial Corp                                        44,455
     10,462 US Bancorp                                                   302,352
      7,273 Wachovia Corp                                                341,467
      9,402 Wells Fargo & Co                                             560,641
        512 Zions Bancorp                                                 31,252
                                                                      $3,431,139

BIOTECHNOLOGY --- 0.88%
      1,900 Biogen Idec Inc*                                             116,223
      1,000 Chiron Corp*                                                  44,200
      1,300 Genzyme Corp*                                                 70,733
      1,400 MedImmune Inc*                                                33,180
                                                                        $264,336

BROADCAST/MEDIA --- 1.68%
      3,259 Clear Channel Communications Inc                             101,583
     12,453 Comcast Corp*                                                351,673
      1,800 Univision Communications Inc Class A*                         56,898
                                                                        $510,154

BUILDING MATERIALS --- 0.37%
      2,360 Masco Corp                                                    81,491
        596 Vulcan Materials Co                                           30,366
                                                                        $111,857

CHEMICALS --- 0.76%
      1,246 Air Products & Chemicals Inc                                  67,757
        393 Eastman Chemical Co                                           18,687
        644 Engelhard Corp                                                18,257
        285 Great Lakes Chemical Corp                                      7,296
      1,015 PPG Industries Inc                                            62,199
      1,283 Rohm & Haas Co                                                55,131
                                                                        $229,327

COMMUNICATIONS - EQUIPMENT --- 1.48%
      4,472 ADC Telecommunications Inc*                                    8,094
        847 Andrew Corp*                                                  10,367
      3,127 CIENA Corp*                                                    6,191
      1,024 Comverse Technology Inc*                                      19,282
      7,732 Corning Inc*                                                  85,671
      7,998 JDS Uniphase Corp*                                            26,953
     13,085 Motorola Inc                                                 236,053
        500 QLogic Corp*                                                  14,805
        827 Scientific-Atlanta Inc                                        21,436
      2,224 Tellabs Inc*                                                  20,439
                                                                        $449,291

COMPUTER HARDWARE & SYSTEMS --- 2.18%
      2,127 Apple Computer Inc*                                           82,421
     13,400 EMC Corp*                                                    154,636
      2,052 Gateway Inc*                                                  10,157
     16,801 Hewlett-Packard Co                                           315,019
        506 NCR Corp*                                                     25,093
     18,514 Sun Microsystems Inc*                                         74,797
                                                                        $662,123

COMPUTER SOFTWARE & SERVICES --- 1.64%
        700 Affiliated Computer Services Inc Class A*                     38,969
      1,201 BMC Software Inc*                                             18,988
      3,255 Computer Associates International Inc                         85,476
      1,100 Computer Sciences Corp*                                       51,810
      2,070 Compuware Corp*                                               10,661
        780 Convergys Corp*                                               10,475
      2,827 Electronic Data Systems Corp                                  54,816
      1,050 Fiserv Inc*                                                   36,603
      2,100 Novell Inc*                                                   13,251
      2,012 PeopleSoft Inc*                                               39,938
        682 Sabre Holdings Corp                                           16,729
      2,803 Siebel Systems Inc*                                           21,135
      1,552 SunGard Data Systems Inc*                                     36,891
      1,800 Unisys Corp*                                                  18,576
      2,400 VERITAS Software Corp*                                        42,720
                                                                        $497,038

CONGLOMERATES --- 1.31%
        825 Textron Inc                                                   53,023
     11,217 Tyco International Ltd                                       343,913
                                                                        $396,936

CONTAINERS --- 0.12%
        612 Bemis Co Inc                                                  16,267
        320 Temple-Inland Inc                                             21,488
                                                                         $37,755

COSMETICS & PERSONAL CARE --- 0.07%
        522 Alberto-Culver Co Class B                                     22,697
                                                                         $22,697

DISTRIBUTORS --- 0.22%
      1,006 Genuine Parts Co                                              38,610
        503 WW Grainger Inc                                               28,998
                                                                         $67,608

ELECTRIC COMPANIES --- 4.19%
        638 Allegheny Energy Inc*                                         10,182
      1,046 Ameren Corp                                                   48,273
      2,172 American Electric Power Co Inc                                69,417
        899 CMS Energy Corp*                                               8,558
      1,675 CenterPoint Energy Inc                                        17,353
      1,023 Cinergy Corp                                                  40,511
      1,302 Consolidated Edison Inc                                       54,736
        979 DTE Energy Co                                                 41,304
      1,876 Dominion Resources Inc                                       122,390
      1,835 Edison International                                          48,646
      1,254 Entergy Corp                                                  76,005
      3,712 Exelon Corp                                                  136,193
      1,100 FPL Group Inc                                                 75,152
      1,849 FirstEnergy Corp                                              75,957
      2,227 PG&E Corp*                                                    67,701
      1,039 PPL Corp                                                      49,020
        472 Pinnacle West Capital Corp                                    19,588
      1,367 Progress Energy Inc                                           57,851
      6,000 Progress Energy Inc @ (CVO)*                                       0
      4,129 Southern Co                                                  123,787
      1,013 TECO Energy Inc                                               13,706
      1,615 TXU Corp                                                      77,391
      2,206 Xcel Energy Inc                                               38,208
                                                                      $1,271,929

ELECTRONIC INSTRUMENT & EQUIP --- 0.71%
      1,067 American Power Conversion Corp                                18,555
        521 Cooper Industries Inc                                         30,739
      1,103 Jabil Circuit Inc*                                            25,369
      1,026 Molex Inc                                                     30,595
        637 PerkinElmer Inc                                               10,969
        389 Power-One Inc*                                                 2,521
      1,000 Rockwell Automation Inc                                       38,700
      2,834 Sanmina - SCI Corp*                                           19,980
        408 Tektronix Inc                                                 13,566
        933 Thermo Electron Corp*                                         25,210
                                                                        $216,204

ELECTRONICS - SEMICONDUCTOR --- 0.37%
      1,921 Advanced Micro Devices Inc*                                   24,973
      1,705 Applied Micro Circuits Corp*                                   5,337
      2,144 LSI Logic Corp*                                                9,219
      3,395 Micron Technology Inc*                                        40,842
        900 NVIDIA Corp*                                                  13,068
        762 Novellus Systems Inc*                                         20,262
                                                                        $113,701

ENGINEERING & CONSTRUCTION --- 0.07%
        492 Fluor Corp                                                    21,904
                                                                         $21,904

FINANCIAL SERVICES --- 10.82%
      4,307 Bank of New York Co Inc                                      125,635
     28,883 Citigroup Inc                                              1,274,318
      3,090 Countrywide Credit Industries Inc                            121,715
      1,397 Franklin Resources Inc                                        77,897
      3,884 Freddie Mac                                                  253,392
        883 Golden West Financial Corp                                    97,969
     19,877 JPMorgan Chase & Co                                          789,713
      1,294 Janus Capital Group Inc                                       17,611
        560 MGIC Investment Corp                                          37,268
      2,350 Mellon Financial Corp                                         65,072
      1,180 Northern Trust Corp                                           48,144
      1,743 Principal Financial Group                                     62,696
      1,900 Sovereign Bancorp Inc                                         41,458
      1,834 State Street Corp                                             78,330
      4,871 Washington Mutual Inc                                        190,359
                                                                      $3,281,577

FOOD & BEVERAGES --- 0.77%
        204 Adolph Coors Co Class B                                       13,856
      2,600 Coca-Cola Enterprises Inc                                     49,010
      2,962 ConAgra Foods Inc                                             76,153
      2,100 General Mills Inc                                             94,290
                                                                        $233,309

GOLD, METALS & MINING --- 1.33%
      4,801 Alcoa Inc                                                    161,266
      2,453 Newmont Mining Corp                                          111,685
        482 Nucor Corp                                                    44,040
        582 Phelps Dodge Corp                                             53,561
        669 United States Steel Corp                                      25,168
        418 Worthington Industries Inc                                     8,924
                                                                        $404,644

HEALTH CARE RELATED --- 2.58%
        878 Aetna Inc                                                     87,739
        672 AmericsourceBergen Corp                                       36,093
        768 Anthem Inc*                                                   67,008
        778 CIGNA Corp                                                    54,172
      2,600 Caremark Rx Inc*                                              83,382
      2,700 HCA Inc                                                      103,005
      1,298 Health Management Associates Inc Class A                      26,518
        800 Hospira Inc*                                                  24,480
        826 Humana Inc*                                                   16,503
        484 Manor Care Inc                                                14,501
      1,580 McKesson HBOC Inc                                             40,527
      1,504 Medco Health Solutions Inc*                                   46,474
        618 Quest Diagnostics Inc                                         54,520
      2,501 Tenet Healthcare Corp*                                        26,986
        949 Wellpoint Health Networks Inc*                                99,730
                                                                        $781,638

HEAVY TRUCKS & PARTS --- 0.06%
        231 Cummins Engine Co Inc                                         17,069
                                                                         $17,069

HOMEBUILDING --- 0.35%
        722 Centex Corp                                                   36,432
        256 KB Home                                                       21,629
        766 Pulte Corp                                                    47,009
                                                                        $105,070

HOTELS/MOTELS --- 1.09%
      3,555 Carnival Corp                                                168,116
      2,110 Hilton Hotels Corp                                            39,752
      1,269 Marriott International Inc Class A                            65,937
      1,210 Starwood Hotels & Resorts Worldwide Inc                       56,168
                                                                        $329,973

HOUSEHOLD GOODS --- 0.36%
      1,009 Leggett & Platt Inc                                           28,353
      1,450 Newell Rubbermaid Inc                                         29,058
        357 Snap-on Inc                                                    9,839
        443 Stanley Works                                                 18,841
        400 Whirlpool Corp                                                24,036
                                                                        $110,127

INSURANCE RELATED --- 8.34%
      1,623 ACE Ltd                                                       65,017
      2,800 AFLAC Inc                                                    109,788
      3,911 Allstate Corp                                                187,689
        598 Ambac Financial Group Inc                                     47,810
     14,546 American International Group Inc                             988,983
      1,765 Aon Corp                                                      50,726
      1,105 Chubb Corp                                                    77,659
        938 Cincinnati Financial Corp                                     38,664
      1,643 Hartford Financial Services Group Inc                        101,751
        754 Jefferson-Pilot Corp                                          37,444
        949 Lincoln National Corp                                         44,603
      1,000 Loews Corp                                                    58,500
        803 MBIA Inc                                                      46,743
      4,133 MetLife Inc                                                  159,740
      1,200 Progressive Corp                                             101,700
      2,940 Prudential Financial Inc                                     138,298
        766 SAFECO Corp                                                   34,968
      3,752 St Paul Cos Inc                                              124,041
        659 Torchmark Corp                                                35,046
      1,621 UnumProvident Corp                                            25,433
        769 XL Capital Ltd Class A                                        56,898
                                                                      $2,531,501

INVESTMENT BANK/BROKERAGE FIRM --- 2.73%
        575 Bear Stearns Co Inc                                           55,298
      7,550 Charles Schwab Corp                                           69,385
      2,000 E*TRADE Financial Corp*                                       22,840
      1,514 Lehman Brothers Holdings Inc                                 120,696
      5,205 Merrill Lynch & Co Inc                                       258,793
      6,123 Morgan Stanley                                               301,864
                                                                        $828,876

LEISURE & ENTERTAINMENT --- 3.66%
        561 Brunswick Corp                                                25,671
        630 Harrah's Entertainment Inc                                    33,377
        889 Hasbro Inc                                                    16,713
      2,300 Mattel Inc                                                    41,699
     25,436 Time Warner Inc*                                             410,537
      9,681 Viacom Inc Class B                                           324,894
     11,444 Walt Disney Co                                               258,062
                                                                      $1,110,953

MACHINERY --- 0.53%
      1,425 Deere & Co                                                    91,984
      1,004 PACCAR Inc                                                    69,396
                                                                        $161,380

MANUFACTURING --- 1.43%
        348 Crane Co                                                      10,064
      1,118 Dover Corp                                                    43,457
        834 Eaton Corp                                                    52,884
        500 ITT Industries Inc                                            39,995
      1,720 Illinois Tool Works Inc                                      160,252
      1,010 Ingersoll-Rand Co                                             68,650
        711 Pall Corp                                                     17,405
        721 Parker-Hannifin Corp                                          42,438
                                                                        $435,145

MEDICAL PRODUCTS --- 0.26%
      1,050 Applera Corp Applied Biosystems Group                         19,814
        291 Bausch & Lomb Inc                                             19,337
        700 Fisher Scientific International Inc*                          40,831
                                                                         $79,982

OFFICE EQUIPMENT & SUPPLIES --- 0.21%
      4,600 Xerox Corp*                                                   64,768
                                                                         $64,768

OIL & GAS --- 12.60%
        487 Amerada Hess Corp                                             43,343
      1,378 Anadarko Petroleum Corp                                       91,444
      1,790 Apache Corp                                                   89,697
        428 Ashland Inc                                                   24,002
      1,839 Baker Hughes Inc                                              80,401
      2,168 Burlington Resources Inc                                      88,454
     11,888 ChevronTexaco Corp                                           637,672
      3,846 ConocoPhillips                                               318,641
      1,338 Devon Energy Corp                                             95,011
        661 EOG Resources                                                 43,527
     36,236 Exxon Mobil Corp                                           1,751,345
        886 Kerr-McGee Corp                                               50,724
      1,954 Marathon Oil Corp                                             80,661
        799 Nabors Industries Ltd*                                        37,833
        787 Noble Corp*                                                   35,376
      2,217 Occidental Petroleum Corp                                    123,997
        584 Rowan Cos Inc*                                                15,418
        466 Sunoco Inc                                                    34,475
      1,779 Transocean Sedco Forex Inc*                                   63,653
      1,437 Unocal Corp                                                   61,791
        700 Valero Energy Corp                                            56,147
                                                                      $3,823,612

PAPER & FOREST PRODUCTS --- 0.99%
      1,407 Georgia-Pacific Corp                                          50,582
      2,734 International Paper Co                                       110,481
        549 Louisiana-Pacific Corp                                        14,247
      1,119 MeadWestvaco Corp                                             35,696
      1,350 Weyerhaeuser Co                                               89,748
                                                                        $300,754

PERSONAL LOANS --- 0.99%
      1,347 Capital One Financial Corp                                    99,543
      7,067 MBNA Corp                                                    178,088
      1,550 Providian Financial Corp*                                     24,087
                                                                        $301,718

PHARMACEUTICALS --- 0.63%
      1,293 King Pharmaceuticals Inc*                                     15,438
      8,200 Schering-Plough Corp                                         156,292
        633 Watson Pharmaceuticals Inc*                                   18,648
                                                                        $190,378

PHOTOGRAPHY/IMAGING --- 0.16%
      1,544 Eastman Kodak Co                                              49,748
                                                                         $49,748

POLLUTION CONTROL --- 0.34%
      1,745 Allied Waste Industries Inc*                                  15,443
      3,162 Waste Management Inc                                          86,449
                                                                        $101,892

PRINTING & PUBLISHING --- 0.80%
      1,558 Gannett Co Inc                                               130,498
      1,241 RR Donnelley & Sons Co                                        38,868
      1,781 Tribune Co                                                    73,288
                                                                        $242,654

RAILROADS --- 0.88%
      2,030 Burlington Northern Santa Fe Corp                             77,769
      1,213 CSX Corp                                                      40,272
      2,215 Norfolk Southern Corp                                         65,874
      1,413 Union Pacific Corp                                            82,802
                                                                        $266,717

REAL ESTATE --- 0.66%
        508 Apartment Investment & Management Co Class A REIT             17,668
      2,231 Equity Office Properties Trust REIT                           60,795
      1,577 Equity Residential REIT                                       48,887
        992 Plum Creek Timber Co Inc REIT                                 34,750
      1,050 ProLogis Trust REIT                                           37,002
                                                                        $199,102

RESTAURANTS --- 0.78%
        818 Darden Restaurants Inc                                        19,076
      7,004 McDonald's Corp                                              196,322
        670 Wendy's International Inc                                     22,512
                                                                        $237,910

RETAIL --- 3.38%
      2,046 Albertson's Inc                                               48,961
      1,464 AutoNation Inc*                                               25,005
        555 Big Lots Inc*                                                  6,788
        445 Boise Cascade Corp                                            14,810
      2,187 CVS Corp                                                      92,138
      1,057 Circuit City Stores Inc - CarMax Group                        16,214
      2,539 Costco Wholesale Corp                                        105,521
        384 Dillard's Inc                                                  7,580
      1,017 Federated Department Stores Inc                               46,202
      1,629 JC Penney Co Inc                                              57,471
      4,069 Kroger Co*                                                    63,151
      2,621 Limited Inc                                                   58,422
      1,576 May Department Stores Co                                      40,393
        740 Nordstrom Inc                                                 28,298
      1,733 Office Depot Inc*                                             26,047
        706 SUPERVALU Inc                                                 19,450
      2,401 Safeway Inc*                                                  46,363
      1,226 Sears Roebuck & Co                                            48,856
      5,000 Target Corp                                                  226,250
        800 Tiffany & Co                                                  24,592
      1,174 Toys R Us Inc*                                                20,827
        760 Winn-Dixie Stores Inc                                          2,348
                                                                      $1,025,687

SHOES --- 0.04%
        329 Reebok International Ltd                                      12,081
                                                                         $12,081

SPECIALIZED SERVICES --- 0.50%
      5,834 Cendant Corp                                                 126,014
      2,352 Interpublic Group of Cos Inc*                                 24,908
                                                                        $150,922

TELEPHONE & TELECOMMUNICATIONS --- 6.46%
      1,752 ALLTEL Corp                                                   96,202
      4,426 AT&T Corp                                                     63,380
     15,191 AT&T Wireless Services Inc*                                  224,523
     10,155 BellSouth Corp                                               275,404
        788 CenturyTel Inc                                                26,981
      1,813 Citizens Communications Co                                    24,276
     18,463 SBC Communications Inc                                       479,115
      8,031 Sprint Corp                                                  161,664
     15,450 Verizon Communications                                       608,421
                                                                      $1,959,966

TEXTILES --- 0.25%
        639 Jones Apparel Group Inc                                       22,876
        616 Liz Claiborne Inc                                             23,236
        626 VF Corp                                                       30,956
                                                                         $77,068

TOBACCO --- 0.19%
        864 Reynolds American Inc                                         58,787
                                                                         $58,787

UTILITIES --- 1.56%
      2,414 Calpine Corp*                                                  7,001
        986 Constellation Energy Group                                    39,282
      5,135 Duke Energy Corp                                             117,540
      2,034 Dynegy Inc Class A*                                           10,150
      3,530 El Paso Corp                                                  32,441
        884 KeySpan Corp                                                  34,653
        751 Kinder Morgan Inc                                             47,178
        211 NICOR Inc                                                      7,744
      1,456 NiSource Inc                                                  30,591
        196 Peoples Energy Corp                                            8,169
      1,308 Public Service Enterprise Group Inc                           55,721
      1,298 Sempra Energy                                                 46,975
      2,912 Williams Cos Inc                                              35,235
                                                                        $472,680

WHOLE LOAN --- 0.83%
      2,688 GSR Mortgage Loan Trust                                      250,629
                                                                        $250,629

TOTAL COMMON STOCK --- 98.43%                                        $29,859,651
(Cost $24,182,241)

SHORT-TERM INVESTMENTS

    427,000 Federal Home Loan Bank                                       427,000
               1.521%, October 1, 2004
     50,000 United States of America (1)                                  49,894
               1.364%, November 26, 2004

TOTAL SHORT-TERM INVESTMENTS --- 1.57%                                  $476,894
(Cost $476,894)

TOTAL MAXIM VALUE INDEX PORTFOLIO --- 100%                           $30,336,545
(Cost $24,659,135)

Legend
* Non-income Producing Security
(1) Collateral for Futures
@ Security has no market value at September 30, 2004.
CVO - Contingent Value Obligation
REIT - Real Estate Investment Trust

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Equity securities are valued at the last sale price as of the close of business of the exchange or valuation time. The Maxim Value Index Portfolio utilizes the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

At September 30, 2004, the U.S. Federal income tax cost basis was $35,328,434. The Maxim Value Index Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $3,096,288 and gross depreciation of securities in which there was an excess of tax cost over value of $8,088,177, resulting in net depreciation of $4,991,889.

As of September 30, 2004, the Maxim Value Index Portfolio had 2 open S&P 500 long futures contracts. The contracts expire in December 2004 and the Portfolio has recorded unrealized appreciation of $1,187.







Schedule of Investments
September 30, 2004
UNAUDITED

----------------------------------------------------------------------------------------------------
                               Maxim Aggressive Profile I Portfolio
Common Stock
  Shares                                                                                Value ($)
-------------- ---- --------------------------------------------------------------- -- -------------
      621,163       Maxim Ariel MidCap Value Portfolio                              $    13,876,778
      394,656       Maxim Ariel Small-Cap Value Portfolio                                 5,288,388
      457,150       Maxim INVESCO ADR Portfolio                                           6,998,966
      880,266       Maxim Janus Large Cap Growth Portfolio                               10,686,431
      258,763       Maxim Loomis Sayles Small-Cap Value Portfolio                         5,281,354
      545,393       Maxim MFS(R) International Growth Portfolio                           7,057,387
      254,323       Maxim MFS(R) Small-Cap Growth Portfolio                               3,585,952
      195,636       Maxim T. Rowe Price Equity/Income Portfolio                           3,456,892
      426,232       Maxim T. Rowe Price MidCap Growth Portfolio                           7,092,494
      572,117       Maxim Templeton(R) International Equity Portfolio                     6,996,989
                                                                                       -------------

Total Aggressive Profile I Portfolio                                                $    70,321,631
                                                                                       =============
(Cost of Investments $61,576,546)



Schedule of Investments
September 30, 2004
UNAUDITED
----------------------------------------------------------------------------------------------------
                              Maxim Conservative Profile I Portfolio
Common Stock
  Shares                                                                                 Value ($)
------------- ---- ----------------------------------------------------------------- -- ------------

      81,295       Maxim Ariel MidCap Value Portfolio                                $    1,816,121
     361,469       Maxim Federated Bond Portfolio                                         3,567,698
     513,031       Maxim Global Bond Portfolio                                            5,345,786
      39,967       Maxim INVESCO ADR Portfolio                                              611,891
     307,238       Maxim Janus Large Cap Growth Portfolio                                 3,729,868
      47,397       Maxim MFS(R) International Growth Portfolio                              613,312
     339,421       Maxim Salomon Brothers High Yield Bond Portfolio                       3,618,232
   1,032,515       Maxim Short Duration Bond Portfolio                                   10,655,551
     102,417       Maxim T. Rowe Price Equity/Income Portfolio                            1,809,714
      50,017       Maxim Templeton(R) International Equity Portfolio                        611,704
     299,504       Maxim U.S. Government Mortgage Securities Portfolio                    3,561,098
                                                                                        ------------

Total Conservative Profile I Portfolio                                               $   35,940,975
                                                                                        ============
(Cost of Investments $34,904,185)



Schedule of Investments
September 30, 2004
UNAUDITED
----------------------------------------------------------------------------------------------------
                                Maxim Moderate Profile I Portfolio
Common Stock
  Shares                                                                                Value ($)
------------- ---- ---------------------------------------------------------------- -- -------------

     717,683       Maxim Ariel MidCap Value Portfolio                               $    16,033,042
     303,965       Maxim Ariel Small-Cap Value Portfolio                                  4,073,128
     797,940       Maxim Federated Bond Portfolio                                         7,875,672
   1,510,148       Maxim Global Bond Portfolio                                           15,735,742
     528,177       Maxim INVESCO ADR Portfolio                                            8,086,389
   1,355,883       Maxim Janus Large Cap Growth Portfolio                                16,460,423
     199,310       Maxim Loomis Sayles Small-Cap Value Portfolio                          4,067,907
     630,096       Maxim MFS(R) International Growth Portfolio                            8,153,442
     587,596       Maxim MFS(R) Small-Cap Growth Portfolio                                8,285,110
     749,176       Maxim Salomon Brothers High Yield Bond Portfolio                       7,986,212
   2,279,380       Maxim Short Duration Bond Portfolio                                   23,523,205
     904,142       Maxim T. Rowe Price Equity/Income Portfolio                           15,976,183
     492,416       Maxim T. Rowe Price MidCap Growth Portfolio                            8,193,797
     661,009       Maxim Templeton(R) International Equity Portfolio                      8,084,143
     661,165       Maxim U.S. Government Mortgage Securities Portfolio                    7,861,249
                                                                                       -------------

Total Moderate Profile I Portfolio                                                  $   160,395,644
                                                                                       =============
(Cost of Investments $148,641,110)



Schedule of Investments
September 30, 2004
UNAUDITED
----------------------------------------------------------------------------------------------------
                          Maxim Moderately Aggressive Profile I Portfolio
Common Stock
  Shares                                                                                Value ($)
------------- ---- ---------------------------------------------------------------- -- -------------

   1,095,564       Maxim Ariel MidCap Value Portfolio                               $    24,474,906
     309,351       Maxim Ariel Small-Cap Value Portfolio                                  4,145,302
     406,014       Maxim Federated Bond Portfolio                                         4,007,357
   1,536,770       Maxim Global Bond Portfolio                                           16,013,144
     715,993       Maxim INVESCO ADR Portfolio                                           10,961,847
   2,069,943       Maxim Janus Large Cap Growth Portfolio                                25,129,106
     202,837       Maxim Loomis Sayles Small-Cap Value Portfolio                          4,139,913
     855,446       Maxim MFS(R) International Growth Portfolio                           11,069,474
     598,028       Maxim MFS(R) Small-Cap Growth Portfolio                                8,432,195
     762,420       Maxim Salomon Brothers High Yield Bond Portfolio                       8,127,401
     773,196       Maxim Short Duration Bond Portfolio                                    7,979,382
     920,142       Maxim T. Rowe Price Equity/Income Portfolio                           16,258,915
     501,147       Maxim T. Rowe Price MidCap Growth Portfolio                            8,339,086
     897,393       Maxim Templeton(R) International Equity Portfolio                     10,975,122
     336,417       Maxim U.S. Government Mortgage Securities Portfolio                    4,000,000
                                                                                       -------------

Total Moderately Aggressive Profile I Portfolio                                     $   164,053,150
                                                                                       =============
(Cost of Investments $147,775,022)



Schedule of Investments
September 30, 2004
UNAUDITED
----------------------------------------------------------------------------------------------------
                         Maxim Moderately Conservative Profile I Portfolio
Common Stock
  Shares                                                                                 Value ($)
------------- ---- ----------------------------------------------------------------- -- ------------

      96,314       Maxim Ariel MidCap Value Portfolio                                $    2,151,663
      81,590       Maxim Ariel Small-Cap Value Portfolio                                  1,093,303
     321,227       Maxim Federated Bond Portfolio                                         3,170,512
     405,277       Maxim Global Bond Portfolio                                            4,222,987
     141,765       Maxim INVESCO ADR Portfolio                                            2,170,428
     363,951       Maxim Janus Large Cap Growth Portfolio                                 4,418,360
      53,497       Maxim Loomis Sayles Small-Cap Value Portfolio                          1,091,870
     169,126       Maxim MFS(R) International Growth Portfolio                            2,188,489
     201,074       Maxim Salomon Brothers High Yield Bond Portfolio                       2,143,450
   1,019,550       Maxim Short Duration Bond Portfolio                                   10,521,758
     121,338       Maxim T. Rowe Price Equity/Income Portfolio                            2,144,039
     132,173       Maxim T. Rowe Price MidCap Growth Portfolio                            2,199,363
     177,417       Maxim Templeton(R) International Equity Portfolio                      2,169,812
     266,164       Maxim U.S. Government Mortgage Securities Portfolio                    3,164,685
                                                                                        ------------

Total Moderately Conservative Profile I Portfolio                                    $   42,850,719
                                                                                        ============
(Cost of Investments $40,145,722)


Investments in shares of the underlying funds are valued at their net asset value as reported by the underlying fund.

At September 30, 2004, the U.S. Federal income tax cost basis was $61,647,889. The Maxim Aggressive Profile I Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $8,673,742 and gross depreciation of securities in which there was an excess of tax cost over value of $0, resulting in net appreciation of $8,673,742.

At September 30, 2004, the U.S. Federal income tax cost basis was $34,969,139. The Maxim Conservative Profile I Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $1,225,590 and gross depreciation of securities in which there was an excess of tax cost over value of $253,754, resulting in net appreciation of $971,836.

At September 30, 2004, the U.S. Federal income tax cost basis was $148,766,434. The Maxim Moderate Profile I Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $12,230,582 and gross depreciation of securities in which there was an excess of tax cost over value of $601,372, resulting in net appreciation of $11,629,210.

At September 30, 2004, the U.S. Federal income tax cost basis was $148,363,806. The Maxim Moderately Aggressive Profile I Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $16,135,328 and gross depreciation of securities in which there was an excess of tax cost over value of $445,984, resulting in net appreciation of $15,689,344.

At September 30, 2004, the U.S. Federal income tax cost basis was $40,213,700. The Maxim Moderately Conservative Profile I Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $2,811,341 and gross depreciation of securities in which there was an excess of tax cost over value of $174,322, resulting in net appreciation of $2,637,019.

An affiliated company represents ownership by a Portfolio of at least 5% of the voting securities of the issuer during the period, as defined in the 1940 Act. A summary of transactions during the nine months ended September 30, 2004, in which the issuer was an affiliate of a Portfolio, is included on the following page:

                                                   Market                                     Realized                    Market
                                     Shares        Value         Purchase                      Gain/        Dividends      Value
             Affiliate                Held       12/31/2003        Cost        Sales Cost      (Loss)       Received     9/30/2004
     ---------------------------    ----------   ------------    ----------    -----------   -----------    ----------   -----------

     Maxim Moderate Profile I
       Portfolio
     ---------------------------
     ---------------------------
        Maxim Federated Bond
        Portfolio                     797,940      7,510,882  $  2,798,666  $   2,477,875      (69,117)  $    181,129     7,875,672
        Maxim Global Bond
        Portfolio                   1,510,148      7,732,319     8,574,281        597,295       25,309         99,453    15,735,742
        Maxim Salomon Brothers
        High Yield Bond               749,176      7,658,989     2,823,597      2,454,351      103,311        271,235     7,986,212
        Portfolio
        Maxim Short Duration
        Bond Portfolio              2,279,380     18,068,719     7,262,929      1,680,580        1,980        481,627    23,523,205


                                                  Market                                      Realized                    Market
                                   Shares         Value          Purchase                      Gain/        Dividends      Value
             Affiliate               Held       12/31/2003        Cost          Sales          (Loss)       Received     9/30/2004
                                                                                 Cost
     --------------------------    ---------    ------------    ----------     ----------    -----------    ---------    -----------
     --------------------------    ---------    ------------    ----------     ----------    -----------    ---------    -----------

     Maxim Moderately
       Aggressive Profile I
       Portfolio
     --------------------------
     --------------------------
        Maxim Ariel MidCap
        Value Portfolio            1,095,564 $   9,974,169   $  14,656,390  $    633,595  $    153,865   $    22,737  $  24,474,906
        Maxim Global Bond
        Portfolio                  1,536,770     8,051,781      8,494,115        560,458        23,697       102,826     16,013,144
        Maxim INVESCO ADR
        Portfolio                   715,993     11,337,588      2,544,845      3,386,222       (41,561)            0     10,961,847
        Maxim Janus Large Cap
        Growth Portfolio           2,069,943    16,678,558      8,486,683        847,826       158,823             0     25,129,106
        Maxim MFS(R)
        International Growth
        Portfolio                   855,446     11,389,777      2,634,657      2,716,524        676,861            0     11,069,474
        Maxim Salomon
        Brothers High Yield         762,420      7,979,903      2,711,577      2,520,150       105,186       280,358      8,127,401
        Bond Portfolio

Schedule of Investments
September 30, 2004
UNAUDITED

----------------------------------------------------------------------------------------------------
                               Maxim Aggressive Profile II Portfolio
Common Stock
  Shares                                                                                Value ($)
-------------- ---- ------------------------------------------------------------- --- --------------
    5,400,695       Maxim Ariel MidCap Value Portfolio                            $     120,651,527
    3,431,655       Maxim Ariel Small-Cap Value Portfolio                                45,984,172
    3,974,804       Maxim INVESCO ADR Portfolio                                          60,854,244
    7,654,432       Maxim Janus Large Cap Growth Portfolio                               92,924,808
    2,249,999       Maxim Loomis Sayles Small-Cap Value Portfolio                        45,922,472
    4,742,175       Maxim MFS(R) International Growth Portfolio                          61,363,745
    2,211,623       Maxim MFS(R) Small-Cap Growth Portfolio                              31,183,885
    1,700,988       Maxim T. Rowe Price Equity/Income Portfolio                          30,056,461
    3,706,297       Maxim T. Rowe Price MidCap Growth Portfolio                          61,672,784
    4,974,278       Maxim Templeton(R) International Equity Portfolio                    60,835,419
                                                                                      --------------

Total Aggressive Profile II Portfolio                                             $     611,449,517
                                                                                      ==============
(Cost of Investments $535,446,227)



Schedule of Investments
September 30, 2004
UNAUDITED
----------------------------------------------------------------------------------------------------
                              Maxim Conservative Profile II Portfolio
Common Stock
  Shares                                                                                Value ($)
------------- ---- ---------------------------------------------------------------- -- -------------

     455,774       Maxim Ariel MidCap Value Portfolio                               $    10,181,984
   2,026,385       Maxim Federated Bond Portfolio                                        20,000,416
   2,876,014       Maxim Global Bond Portfolio                                           29,968,061
     224,075       Maxim INVESCO ADR Portfolio                                            3,430,585
   1,722,558       Maxim Janus Large Cap Growth Portfolio                                20,911,851
     265,727       Maxim MFS(R) International Growth Portfolio                            3,438,505
   1,902,855       Maxim Salomon Brothers High Yield Bond Portfolio                      20,284,435
   5,788,192       Maxim Short Duration Bond Portfolio                                   59,734,145
     574,197       Maxim T. Rowe Price Equity/Income Portfolio                           10,146,066
     280,417       Maxim Templeton(R) International Equity Portfolio                      3,429,497
   1,679,015       Maxim U.S. Government Mortgage Securities Portfolio                   19,963,487
                                                                                       -------------

Total Conservative Profile II Portfolio                                             $   201,489,032
                                                                                       =============
(Cost of Investments $197,019,930)



Schedule of Investments
September 30, 2004
UNAUDITED
----------------------------------------------------------------------------------------------------
                                Maxim Moderate Profile II Portfolio
Common Stock
  Shares                                                                                Value ($)
-------------- ---- --------------------------------------------------------------- -- -------------

    4,178,822       Maxim Ariel MidCap Value Portfolio                              $    93,354,887
    1,770,257       Maxim Ariel Small-Cap Value Portfolio                                23,721,439
    4,644,660       Maxim Federated Bond Portfolio                                       45,842,799
    8,789,249       Maxim Global Bond Portfolio                                          91,583,970
    3,075,566       Maxim INVESCO ADR Portfolio                                          47,086,919
    7,897,286       Maxim Janus Large Cap Growth Portfolio                               95,873,050
    1,160,678       Maxim Loomis Sayles Small-Cap Value Portfolio                        23,689,441
    3,669,368       Maxim MFS(R) International Growth Portfolio                          47,481,619
    3,422,769       Maxim MFS(R) Small-Cap Growth Portfolio                              48,261,038
    4,361,631       Maxim Salomon Brothers High Yield Bond Portfolio                     46,494,990
   13,266,842       Maxim Short Duration Bond Portfolio                                 136,913,807
    5,264,630       Maxim T. Rowe Price Equity/Income Portfolio                          93,026,018
    2,867,889       Maxim T. Rowe Price MidCap Growth Portfolio                          47,721,681
    3,848,875       Maxim Templeton(R) International Equity Portfolio                    47,071,745
    3,848,407       Maxim U.S. Government Mortgage Securities Portfolio                  45,757,559
                                                                                       -------------

Total Moderate Profile II Portfolio                                                 $   933,880,962
                                                                                       =============
(Cost of Investments $859,816,108)



Schedule of Investments
September 30, 2004
UNAUDITED
----------------------------------------------------------------------------------------------------
                         Maxim Moderately Aggressive Profile II Portfolio
Common Stock
  Shares                                                                                 Value ($)
------------- ---- ----------------------------------------------------------------- -- ------------

     439,227       Maxim Ariel MidCap Value Portfolio                                $    9,812,337
     124,040       Maxim Ariel Small-Cap Value Portfolio                                  1,662,138
     162,761       Maxim Federated Bond Portfolio                                         1,606,455
     616,018       Maxim Global Bond Portfolio                                            6,418,910
     287,059       Maxim INVESCO ADR Portfolio                                            4,394,878
     830,051       Maxim Janus Large Cap Growth Portfolio                                10,076,820
      81,325       Maxim Loomis Sayles Small-Cap Value Portfolio                          1,659,847
     342,994       Maxim MFS(R) International Growth Portfolio                            4,438,338
     239,811       Maxim MFS(R) Small-Cap Growth Portfolio                                3,381,338
     305,672       Maxim Salomon Brothers High Yield Bond Portfolio                       3,258,463
     309,939       Maxim Short Duration Bond Portfolio                                    3,198,567
     368,906       Maxim T. Rowe Price Equity/Income Portfolio                            6,518,564
     200,951       Maxim T. Rowe Price MidCap Growth Portfolio                            3,343,825
     359,785       Maxim Templeton(R) International Equity Portfolio                      4,400,170
     134,858       Maxim U.S. Government Mortgage Securities Portfolio                    1,603,462
                                                                                        ------------

Total Moderately Aggressive Profile II Portfolio                                     $   65,774,112
                                                                                        ============
(Cost of Investments $61,520,529)



Schedule of Investments
September 30, 2004
UNAUDITED
----------------------------------------------------------------------------------------------------
                        Maxim Moderately Conservative Profile II Portfolio
Common Stock
  Shares                                                                                 Value ($)
------------- ---- ----------------------------------------------------------------- -- ------------

      36,475       Maxim Ariel MidCap Value Portfolio                                $      814,855
      30,900       Maxim Ariel Small-Cap Value Portfolio                                    414,061
     121,618       Maxim Federated Bond Portfolio                                         1,200,374
     153,433       Maxim Global Bond Portfolio                                            1,598,769
      53,682       Maxim INVESCO ADR Portfolio                                              821,874
     137,838       Maxim Janus Large Cap Growth Portfolio                                 1,673,356
      20,259       Maxim Loomis Sayles Small-Cap Value Portfolio                            413,486
      64,046       Maxim MFS(R) International Growth Portfolio                              828,761
      76,139       Maxim Salomon Brothers High Yield Bond Portfolio                         811,637
     386,003       Maxim Short Duration Bond Portfolio                                    3,983,552
      45,948       Maxim T. Rowe Price Equity/Income Portfolio                              811,903
      50,057       Maxim T. Rowe Price MidCap Growth Portfolio                              832,953
      67,184       Maxim Templeton(R) International Equity Portfolio                        821,657
     100,768       Maxim U.S. Government Mortgage Securities Portfolio                    1,198,135

Total Moderately Conservative Profile II Portfolio                                   $   16,225,373
                                                                                        ============
(Cost of Investments $15,599,259)

Investments in shares of the underlying funds are valued at their net asset value as reported by the underlying fund.

At September 30, 2004, the U.S. Federal income tax cost basis was $535,450,809. The Maxim Aggressive Profile II Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $75,998,708 and gross depreciation of securities in which there was an excess of tax cost over value of $0, resulting in net appreciation of $75,998,708.

At September 30, 2004, the U.S. Federal income tax cost basis was $197,904,603. The Maxim Conservative Profile II Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $5,393,059 and gross depreciation of securities in which there was an excess of tax cost over value of $1,808,630, resulting in net appreciation of $3,584,429.


At September 30, 2004, the U.S. Federal income tax cost basis was $861,844,259. The Maxim Moderate Profile II Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $77,010,771 and gross depreciation of securities in which there was an excess of tax cost over value of $4,974,068, resulting in net appreciation of $72,036,703.

At September 30, 2004, the U.S. Federal income tax cost basis was $61,702,581. The Maxim Moderately Aggressive Profile II Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $4,327,719 and gross depreciation of securities in which there was an excess of tax cost over value of $256,188, resulting in net appreciation of $4,071,531.

At September 30, 2004, the U.S. Federal income tax cost basis was $15,664,172. The Maxim Moderately Conservative Profile II Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $670,941 and gross depreciation of securities in which there was an excess of tax cost over value of $109,740, resulting in net appreciation of $561,201.

An affiliated company represents ownership by a Portfolio of at least 5% of the voting securities of the issuer during the period, as defined in the 1940 Act. A summary of transactions during the nine months ended September 30, 2004, in which the issuer was an affiliate of a Portfolio, is included on the following pages:





                                                Market                                                                   Market
                                 Shares          Value        Purchase                     Realized       Dividends       Value
          Affiliate                Held       12/31/2003        Cost        Sales Cost       Gain         Received      9/30/2004
  ---------------------------    ----------   ------------    ----------    -----------   ------------    ---------    ------------
  ---------------------------    ----------   ------------    ----------    -----------   ------------    ---------    ------------

  Maxim Aggressive Profile
    II Portfolio
  ---------------------------
  ---------------------------
     Maxim Ariel MidCap
     Value Portfolio             5,400,695     88,349,436  $  48,578,016 $  15,792,581 $   3,476,052   $   117,808  $  120,651,527
     Maxim Ariel Small-Cap
     Value Portfolio             3,431,655     39,064,266     11,981,939     7,587,973     1,967,048        88,647      45,984,172
     Maxim INVESCO ADR
     Portfolio                   3,974,804     60,249,544     11,291,388    11,225,669     2,312,590             0      60,854,244
     Maxim Janus Large Cap
     Growth Portfolio            7,654,432     59,142,199     43,647,618    11,509,140     2,147,968             0      92,924,808
     Maxim Loomis Sayles
     Small-Cap Value
     Portfolio                   2,249,999     38,887,708     13,139,668     7,613,014     2,229,284             0      45,922,472
     Maxim MFS(R)
     International Growth
     Portfolio                   4,742,175     60,453,531     11,329,587    10,319,960     2,842,337             0      61,363,745
     Maxim MFS(R) Small-Cap
     Growth Portfolio            2,211,623     37,989,867     9,939,925     11,379,867     2,857,452             0      31,183,885
     Maxim T. Rowe Price
     MidCap Growth Portfolio     3,706,297     87,487,819     17,040,917    33,934,775    11,086,954             0      61,672,784
     Maxim Templeton(R)
     International Equity
     Portfolio                   4,974,278     59,804,223     12,467,146    10,985,745     2,882,431         8,725      60,835,419








                                                   Market                                    Realized                    Market
                                    Shares          Value        Purchase                      Gain/        Dividends      Value
             Affiliate                Held       12/31/2003        Cost        Sales Cost      (Loss)       Received     9/30/2004
     ---------------------------    ----------   ------------    ----------    -----------   -----------    ----------   -----------

     Maxim Conservative
       Profile II Portfolio
     ---------------------------
     ---------------------------
        Maxim Federated Bond
        Portfolio                   2,026,385     24,701,717  $  6,049,180  $  10,935,987     (242,859)  $    491,075    20,000,416
        Maxim Global Bond
        Portfolio                   2,876,014     25,439,927     11,182,419     6,517,490       85,563        200,940    29,968,061
        Maxim Janus Large Cap
        Growth Portfolio            1,722,558     21,073,756     4,882,279      5,030,589      965,602              0    20,911,851
        Maxim Salomon Brothers
        High Yield Bond             1,902,855     25,209,861     6,007,841     10,598,968      511,454        730,316    20,284,435
        Portfolio
        Maxim Short Duration
        Bond Portfolio              5,788,192     49,520,270     23,617,269    13,323,241     (117,151)     1,230,771    59,734,145
        Maxim U.S. Government
        Mortgage Securities
        Portfolio                   1,679,015     24,744,999     6,154,036     11,211,555     (499,304)       652,660    19,963,487






                                                   Market                                     Realized                   Market
                                    Shares         Value        Purchase                       Gain/       Dividends      Value
             Affiliate               Held        12/31/2003       Cost        Sales Cost      (Loss)       Received     9/30/2004
     --------------------------    ----------    -----------    ----------    -----------    ----------    ---------    -----------

     Maxim Moderate Profile
       II Portfolio
     --------------------------
     --------------------------
       Maxim Ariel MidCap
       Value Portfolio             4,178,822  $  71,019,196  $  36,284,078 $  13,113,812  $  3,279,973  $    91,232  $  93,354,887
       Maxim Federated Bond
       Portfolio                   4,644,660     55,714,447     12,847,480    23,115,182     (537,634)    1,129,501     45,842,799
       Maxim Global Bond
       Portfolio                   8,789,249     57,386,321     47,673,024    13,522,711      168,741       618,531     91,583,970
       Maxim INVESCO ADR
       Portfolio                   3,075,566     48,447,450     8,470,722      9,444,619     2,694,901            0     47,086,919
       Maxim Janus Large Cap
       Growth Portfolio            7,897,286     95,059,195     17,492,070    17,575,916     3,309,709            0     95,873,050
       Maxim Loomis Sayles
       Small-Cap Value             1,160,678     31,206,981     4,430,708     10,604,776     3,192,468            0     23,689,441
       Portfolio
       Maxim MFS(R)
       International Growth
       Portfolio                   3,669,368     48,608,555     8,587,312      9,345,930     2,606,559            0     47,481,619
       Maxim MFS(R) Small-Cap
       Growth Portfolio            3,422,769     30,601,224     27,048,767     5,619,242     1,625,182            0     48,261,038
       Maxim Salomon Brothers
       High Yield Bond             4,361,631     56,864,653     12,770,348    22,472,738     1,052,257     1,685,620    46,494,990
       Portfolio
       Maxim Short Duration
       Bond Portfolio              13,266,842    134,030,032    33,093,240    29,773,295     (308,852)     2,989,235    136,913,807
       Maxim T. Rowe Price
       Equity/Income Portfolio     5,264,630     96,720,623     15,995,863    18,952,483    5,031,594       645,991     93,026,018
       Maxim T. Rowe Price
       MidCap Growth Portfolio     2,867,889     70,306,731     10,810,251    25,354,329    9,837,866             0     47,721,681
       Maxim Templeton(R)
       International Equity
       Portfolio                   3,848,875     48,084,994     9,370,249      9,175,603    3,231,761         6,779     47,071,745
       Maxim U.S. Government
       Mortgage Securities
       Portfolio                   3,848,407     55,812,637     13,090,537    23,750,190    (1,131,447)    1,500,995    45,757,559



Item 2.  Controls and Procedures

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure. (b) There have been no changes in the registrant's internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant's internal control over financial reporting.

Item 3.  Exhibits

                                   SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:     /s/ W.T. McCallum
        W.T. McCallum
        President


Date:   November 22, 2004


        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ W.T. McCallum
        W.T. McCallum
        President


Date:   November 22, 2004


By:     /s/ G.R. McDonald
        G.R. McDonald
        Treasurer


Date:   November 22, 2004